UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of March 31, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 15.3%
	Consumer Discretionary — 2.0%
	Auto Components — 0.1%
4,617	BorgWarner, Inc. (a)	389,398
3,500	Denso Corp., (Japan)	118,261
4,143	Visteon Corp. (a)	219,579

		727,238

	Automobiles — 0.1%
3,024	Bayerische Motoren Werke AG, (Germany)	272,028
18,900	Suzuki Motor Corp., (Japan)	455,395
11,800	Toyota Motor Corp., (Japan)	513,443

		1,240,866

	Distributors — 0.0% (g)
130,000	Li & Fung Ltd., (Hong Kong)	297,513
5,000	Pool Corp.	187,100

		484,613

	Diversified Consumer Services — 0.0% (g)
2,736	Coinstar, Inc. (a)	173,873
6,526	Grand Canyon Education, Inc. (a)	115,902

		289,775

	Hotels, Restaurants & Leisure — 0.2%
22,290	Accor S.A., (France)	795,530
2,472	BJ’s Restaurants, Inc. (a)	124,465
7,975	Carnival Corp.	255,838
4,100	International Game Technology	68,839
300	McDonald’s Corp.	29,430
3,410	Red Robin Gourmet Burgers, Inc. (a)	126,818
4,752	Starwood Hotels & Resorts Worldwide, Inc.	268,061
7,558	Texas Roadhouse, Inc.	125,765
1,800	Whitbread plc, (United Kingdom)	53,071

		1,847,817

	Household Durables — 0.1%
2,841	Harman International Industries, Inc.	132,987
8,275	Lennar Corp., Class A	224,915
4,175	MDC Holdings, Inc.	107,673
42,251	Oriental Weavers Co., (Egypt)	150,886
2,100	Tempur-Pedic International, Inc. (a)	177,303

		793,764

	Internet & Catalog Retail — 0.0% (g)
102,740	Ocado Group plc, (United Kingdom) (a)	187,717

	Media — 0.8%
49,935	Cinemark Holdings, Inc.	1,096,073
16,400	Comcast Corp., Class A	492,164
1,600	Discovery Communications, Inc., Class A (a)	80,960
7,400	Discovery Communications, Inc., Class C (a)	346,912
11,408	E.W. Scripps Co., Class A (a)	112,597
4,140	Imax Corp., (Canada) (a)	101,182
29,811	Interpublic Group of Cos., Inc. (The)	340,144
2,268	Morningstar, Inc.	142,997
6,600	National CineMedia, Inc.	100,980
300	New York Times Co. (The), Class A (a)	2,037
28,725	Omnicom Group, Inc.	1,454,921
4,200	Scripps Networks Interactive, Inc., Class A	204,498
3,690	SES S.A. FDR, (Luxembourg),	91,583
73,970	Societe Television Francaise 1, (France)	905,495
1,500	Time Warner Cable, Inc.	122,250
36,600	Time Warner, Inc.	1,381,650
22,870	Viacom, Inc., Class B	1,085,410
41,570	Virgin Media, Inc.	1,038,419
3,800	Walt Disney Co. (The)	166,364

		9,266,636

	Multiline Retail — 0.2%
4,600	Kohl’s Corp.	230,138
106,910	Marks & Spencer Group plc, (United Kingdom)	647,914
44,530	Marks & Spencer Group plc, (United Kingdom), ADR	537,032
1,900	Nordstrom, Inc.	105,868
3,725	Target Corp.	217,056

		1,738,008

	Specialty Retail — 0.3%
8,075	Chico’s FAS, Inc.	121,932
8,987	Hennes & Mauritz AB, (Sweden), Class B	324,874
7,700	Home Depot, Inc. (The)	387,387
9,533	Lowe’s Cos., Inc.	299,146
1,900	O’Reilly Automotive, Inc. (a)	173,565
2,800	Sally Beauty Holdings, Inc. (a)	69,440
3,875	Signet Jewelers Ltd., (Bermuda)	183,210
102,150	Staples, Inc.	1,652,787
7,025	Tiffany & Co.	485,638
1,400	Tractor Supply Co.	126,784

		3,824,763

	Textiles, Apparel & Luxury Goods — 0.2%
6,220	Adidas AG, (Germany)	486,035

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Textiles, Apparel & Luxury Goods — Continued
743,000	China Hongxing Sports Ltd., (China) (a) (f) (i)	67,973
7,009	Cie Financiere Richemont S.A., (Switzerland), Class A	439,326
4,400	Coach, Inc.	340,032
5,000	Hanesbrands, Inc. (a)	147,700
874	LVMH Moet Hennessy Louis Vuitton S.A., (France)	150,402
600	NIKE, Inc., Class B	65,064

		1,696,532

	Total Consumer Discretionary	22,097,729

	Consumer Staples — 2.0%
	Beverages — 0.4%
9,850	Anheuser-Busch InBev N.V., (Belgium)	717,364
9,300	Diageo plc, (United Kingdom)	223,905
20,350	Diageo plc, (United Kingdom), ADR	1,963,775
10,350	Heineken N.V., (Netherlands)	575,273
4,532	PepsiCo, Inc.	300,698
4,344	Pernod-Ricard S.A., (France)	454,188

		4,235,203

	Food & Staples Retailing — 0.6%
28,490	Carrefour S.A., (France)	682,842
24,050	Distribuidora Internacional de Alimentacion S.A., (Spain) (a)	119,203
60,360	Koninklijke Ahold N.V., (Netherlands)	836,351
60,275	Sysco Corp.	1,799,812
214,130	Tesco plc, (United Kingdom)	1,130,183
2,893	United Natural Foods, Inc. (a)	134,987
29,450	Wal-Mart Stores, Inc.	1,802,340
1,200	Whole Foods Market, Inc.	99,840

		6,605,558

	Food Products — 0.7%
18,000	Ajinomoto Co., Inc., (Japan)	226,388
23,731	Danone, (France)	1,655,371
3,612	General Mills, Inc.	142,493
3,000	Hershey Co. (The)	183,990
25,180	Kraft Foods, Inc., Class A	957,092
21,570	Nestle S.A., (Switzerland)	1,357,111
24,750	Nestle S.A., (Switzerland), ADR	1,559,250
36,000	Tingyi Cayman Islands Holding Corp., (China)	103,985
2,136	TreeHouse Foods, Inc. (a)	127,092
32,865	Unilever N.V., (Netherlands)	1,118,396
21,790	Unilever plc, (United Kingdom), ADR	720,160

		8,151,328

	Household Products — 0.2%
2,300	Church & Dwight Co., Inc.	113,137
1,350	Colgate-Palmolive Co.	132,003
18,950	Kimberly-Clark Corp.	1,400,215
7,960	Reckitt Benckiser Group plc, (United Kingdom)	450,361

		2,095,716

	Personal Products — 0.1%
7,880	Beiersdorf AG, (Germany)	514,098
3,000	Herbalife Ltd., (Cayman Islands)	206,460
2,225	L’Oreal S.A., (France)	274,614

		995,172

	Tobacco — 0.0% (g)
4,164	Imperial Tobacco Group plc, (United Kingdom)	168,916
3,500	Philip Morris International, Inc.	310,135

		479,051

	Total Consumer Staples	22,562,028

	Energy — 1.7%
	Energy Equipment & Services — 0.5%
2,536	Atwood Oceanics, Inc. (a)	113,841
8,631	Cameron International Corp. (a)	455,976
26,910	Cie Generale de Geophysique-Veritas, (France) (a)	799,777
900	Core Laboratories N.V., (Netherlands)	118,413
1,500	Dril-Quip, Inc. (a)	97,530
4,100	Ensco plc, (United Kingdom), ADR	217,013
2,015	Fugro N.V., (Netherlands), CVA	143,706
4,561	Global Geophysical Services, Inc. (a)	48,392
8,400	Halliburton Co.	278,796
2,500	Oil States International, Inc. (a)	195,150
21,570	Petroleum Geo-Services ASA, (Norway) (a)	315,869
10,827	Precision Drilling Corp., (Canada) (a)	108,595
34,090	Schlumberger Ltd., (Netherlands)	2,383,914
6,726	Seadrill Ltd., (Bermuda)	252,561
30,260	Trican Well Service Ltd., (Canada)	444,442

		5,973,975

	Oil, Gas & Consumable Fuels — 1.2%
6,335	Apache Corp.	636,287
14,700	BG Group plc, (United Kingdom)	340,844
31,340	Cameco Corp., (Canada)	673,497
14,300	Cenovus Energy, Inc., (Canada)	514,641
2,200	Chevron Corp.	235,928
3,200	Cobalt International Energy, Inc. (a)	96,096

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
8,949	Comstock Resources, Inc. (a)	141,663
1,900	Concho Resources, Inc. (a)	193,952
4,135	ConocoPhillips	314,301
1,854	Contango Oil & Gas Co. (a)	109,219
7,400	Denbury Resources, Inc. (a)	134,902
22,475	Devon Energy Corp.	1,598,422
13,575	Encana Corp., (Canada)	266,614
18,915	Enterprise Products Partners LP	954,640
34,325	Kinder Morgan, Inc.	1,326,661
17,580	Magellan Midstream Partners LP	1,271,737
3,700	Noble Energy, Inc.	361,786
8,215	Occidental Petroleum Corp.	782,315
8,800	Pengrowth Energy Corp., (Canada)	82,490
15,800	Petroleo Brasileiro S.A., (Brazil), ADR	403,848
10,600	Royal Dutch Shell plc, (Netherlands), ADR	743,378
3,900	Southwestern Energy Co. (a)	119,340
79,180	Talisman Energy, Inc., (Canada)	995,456
11,247	Tesoro Corp. (a)	301,870
3,500	Whiting Petroleum Corp. (a)	190,050

		12,789,937

	Total Energy	18,763,912

	Financials — 1.8%
	Capital Markets — 0.3%
68,925	Bank of New York Mellon Corp. (The)	1,663,160
750	BlackRock, Inc.	153,675
19,300	Charles Schwab Corp. (The)	277,341
5,275	Goldman Sachs Group, Inc. (The)	656,052
12,740	Invesco Ltd.	339,776
2,900	Lazard Ltd., (Bermuda), Class A	82,824
4,003	Stifel Financial Corp. (a)	151,474
5,091	Waddell & Reed Financial, Inc., Class A	164,999

		3,489,301

	Commercial Banks — 0.6%
94,036	Banco Santander S.A., (Spain)	723,142
576,426	Bank of China Ltd., (China), Class H	232,695
30,600	Bank of East Asia Ltd., (Hong Kong)	115,083
4,813	Bank of the Ozarks, Inc.	150,454
19,800	Barclays plc, (United Kingdom)	74,616
2,897	BNP Paribas S.A., (France)	137,811
35,000	BOC Hong Kong Holdings Ltd., (Hong Kong)	96,583
44,800	Comerica, Inc.	1,449,728
21,113	DBS Group Holdings Ltd., (Singapore)	238,566
6,948	East West Bancorp, Inc.	160,429
22,085	First Republic Bank (a)	727,480
9,806	Glacier Bancorp, Inc.	146,502
131,024	HSBC Holdings plc, (United Kingdom)	1,163,783
2,759	Iberiabank Corp.	147,524
9,100	ICICI Bank Ltd., (India), ADR	317,317
15,375	Standard Chartered plc, (United Kingdom)	383,939
3,419	UMB Financial Corp.	152,949

		6,418,601

	Consumer Finance — 0.1%
22,425	American Express Co.	1,297,510

	Diversified Financial Services — 0.1%
23,013	Bank of America Corp.	220,234
13,990	Deutsche Boerse AG, (Germany)	941,993
7,800	NASDAQ OMX Group, Inc. (The) (a)	202,020

		1,364,247

	Insurance — 0.6%
500	ACE Ltd., (Switzerland)	36,600
4,800	Aflac, Inc.	220,752
126,800	AIA Group Ltd., (Hong Kong)	465,498
3,495	Alleghany Corp. (a)	1,150,205
1,700	Allstate Corp. (The)	55,964
1,400	Aon Corp., (United Kingdom) (a)	68,684
6,100	Assured Guaranty Ltd., (Bermuda)	100,772
6,400	Axis Capital Holdings Ltd., (Bermuda)	212,288
21,400	Berkshire Hathaway, Inc., Class B (a)	1,736,610
111,480	Mapfre S.A., (Spain)	359,122
6,375	Marsh & McLennan Cos., Inc.	209,036
6,400	Progressive Corp. (The)	148,352
4,800	RenaissanceRe Holdings Ltd., (Bermuda)	363,504
10,621	Sampo OYJ, (Finland), Class A	306,905
35,300	Symetra Financial Corp.	407,009
24,325	Willis Group Holdings plc, (Ireland)	850,888

		6,692,189

	Real Estate Investment Trusts (REITs) — 0.1%
7,450	American Tower Corp.	469,499
5,884	LaSalle Hotel Properties	165,576

		635,075

	Real Estate Management & Development — 0.0% (g)
1,600	Jones Lang LaSalle, Inc.	133,296

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Real Estate Management & Development — Continued
3,200	Sun Hung Kai Properties Ltd., (Hong Kong)	39,819

		173,115

	Thrifts & Mortgage Finance — 0.0% (g)
26,375	Nationstar Mortgage Holdings, Inc. (a)	378,745

	Total Financials	20,448,783

	Health Care — 2.0%
	Biotechnology — 0.1%
4,420	Celgene Corp. (a)	342,638
14,068	Gilead Sciences, Inc. (a)	687,222
23,000	Seattle Genetics, Inc. (a)	468,740
1,837	United Therapeutics Corp. (a)	86,578

		1,585,178

	Health Care Equipment & Supplies — 0.5%
2,302	Analogic Corp.	155,477
16,700	Boston Scientific Corp. (a)	99,866
2,709	Cie Generale d’Optique Essilor International S.A., (France)	241,525
24,200	Covidien plc, (Ireland)	1,323,256
5,738	DexCom, Inc. (a)	59,847
16,995	Gen-Probe, Inc. (a)	1,128,638
6,800	Hologic, Inc. (a)	146,540
16,190	Mindray Medical International Ltd., (China), ADR	533,784
1,328	Sonova Holding AG, (Switzerland) (a)	147,545
1,156	Straumann Holding AG, (Switzerland) (a)	196,674
4,700	Sysmex Corp., (Japan)	190,946
17,056	Teleflex, Inc.	1,042,974

		5,267,072

	Health Care Providers & Services — 0.4%
2,020	AMERIGROUP Corp. (a)	135,906
34,075	AmerisourceBergen Corp.	1,352,096
8,550	DaVita, Inc. (a)	770,953
4,875	Express Scripts, Inc. (a)	264,128
33,074	Health Management Associates, Inc., Class A (a)	222,257
43,300	HealthSouth Corp. (a)	886,784
80,890	Sonic Healthcare Ltd., (Australia)	1,049,141
4,700	UnitedHealth Group, Inc.	277,018

		4,958,283

	Health Care Technology — 0.1%
2,307	athenahealth, Inc. (a)	170,995
6,475	Cerner Corp. (a)	493,136
1,700	SXC Health Solutions Corp. (a)	127,432

		791,563

	Life Sciences Tools & Services — 0.2%
6,824	Agilent Technologies, Inc.	303,736
18,690	Lonza Group AG, (Switzerland) (a)	965,979
800	Mettler-Toledo International, Inc. (a)	147,800
28,330	QIAGEN N.V., (Netherlands) (a)	441,126
9,420	WuXi PharmaTech Cayman, Inc., (China), ADR (a)	135,648

		1,994,289

	Pharmaceuticals — 0.7%
4,900	Allergan, Inc.	467,607
3,855	Bayer AG, (Germany)	271,118
16,220	Bayer AG, (Germany), ADR	1,140,104
7,250	Bristol-Myers Squibb Co.	244,687
30,025	GlaxoSmithKline plc, (United Kingdom), ADR	1,348,423
15,335	Johnson & Johnson	1,011,497
5,326	Novartis AG, (Switzerland)	294,835
12,250	Novartis AG, (Switzerland), ADR	678,772
2,125	Novo Nordisk A/S, (Denmark), Class B	295,077
440	Roche Holding AG, (Switzerland)	76,573
700	Salix Pharmaceuticals Ltd. (a)	36,750
4,900	Santen Pharmaceutical Co., Ltd., (Japan)	209,529
17,100	Shire plc, (Ireland)	547,138
1,800	Shire plc, (Ireland), ADR	170,550
22,470	Valeant Pharmaceuticals International, Inc., (Canada) (a)	1,206,414

		7,999,074

	Total Health Care	22,595,459

	Industrials — 2.3%
	Aerospace & Defense — 0.3%
4,484	Aerovironment, Inc. (a)	120,216
1,775	Boeing Co. (The)	132,007
27,200	CAE, Inc., (Canada)	278,967
30,505	DigitalGlobe, Inc. (a)	406,937
10,520	European Aeronautic Defence and Space Co., N.V., (Netherlands)	430,815
3,280	Lockheed Martin Corp.	294,741
1,600	Rockwell Collins, Inc.	92,096
43,275	Spirit Aerosystems Holdings, Inc., Class A (a)	1,058,506
4,900	United Technologies Corp.	406,406

		3,220,691

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Air Freight & Logistics — 0.3%
1,600	C.H. Robinson Worldwide, Inc.	104,784
4,651	FedEx Corp.	427,706
2,979	Forward Air Corp.	109,240
85,171	PostNL N.V., (Netherlands)	526,105
21,775	United Parcel Service, Inc., Class B	1,757,678

		2,925,513

	Airlines — 0.1%
34,770	Ryanair Holdings plc, (Ireland), ADR (a)	1,261,456

	Building Products — 0.0% (g)
4,342	Assa Abloy AB, (Sweden), Class B	136,030
12,059	Fortune Brands Home & Security, Inc. (a)	266,142

		402,172

	Commercial Services & Supplies — 0.3%
29,275	Cintas Corp.	1,145,238
11,650	Edenred, (France)	350,650
6,725	Iron Mountain, Inc.	193,680
37,840	Republic Services, Inc.	1,156,390

		2,845,958

	Construction & Engineering — 0.0% (g)
2,581	Bouygues S.A., (France)	78,707
2,179	Chicago Bridge & Iron Co. N.V., (Netherlands)	94,111
5,000	JGC Corp., (Japan)	156,040
4,300	URS Corp.	182,836

		511,694

	Electrical Equipment — 0.2%
4,200	AMETEK, Inc.	203,742
4,400	Cooper Industries plc	281,380
2,500	Emerson Electric Co.	130,450
2,222	Franklin Electric Co., Inc.	109,033
4,470	Nexans S.A., (France)	301,967
23,860	Prysmian S.p.A., (Italy)	419,568
5,676	Schneider Electric S.A., (France)	371,329

		1,817,469

	Industrial Conglomerates — 0.3%
24,950	3M Co.	2,225,789
3,850	Danaher Corp.	215,600
8,400	General Electric Co.	168,588
2,020	Siemens AG, (Germany)	203,705
5,717	Tyco International Ltd., (Switzerland)	321,181

		3,134,863

	Machinery — 0.4%
707	Andritz AG, (Austria)	69,205
1,225	Caterpillar, Inc.	130,487
5,618	Colfax Corp. (a)	197,978
5,475	Eaton Corp.	272,819
1,700	FANUC Corp., (Japan)	304,496
2,300	Gardner Denver, Inc.	144,946
24,425	Illinois Tool Works, Inc.	1,395,156
24,300	Ingersoll-Rand plc, (Ireland)	1,004,805
4,000	Kurita Water Industries Ltd., (Japan)	98,477
1,500	Nordson Corp.	81,765
2,400	Pall Corp.	143,112
2,100	SMC Corp., (Japan)	336,065
1,900	SPX Corp.	147,307
1,850	Stanley Black & Decker, Inc.	142,376
4,237	Terex Corp. (a)	95,333
3,000	WABCO Holdings, Inc. (a)	181,440
1,338	Wabtec Corp.	100,845
5,470	Westport Innovations, Inc., (Canada) (a)	223,832

		5,070,444

	Marine — 0.0% (g)
2,090	D/S Norden, (Denmark)	62,414
7,060	Diana Shipping, Inc., (Greece) (a)	63,187
23,000	Mitsui OSK Lines Ltd., (Japan)	100,941
33,000	Nippon Yusen KK, (Japan)	104,545
124,000	Pacific Basin Shipping Ltd., (Hong Kong)	67,231

		398,318

	Professional Services — 0.2%
7,260	Adecco S.A., (Switzerland) (a)	380,251
1,897	Advisory Board Co. (The) (a)	168,112
3,573	Corporate Executive Board Co. (The)	153,675
2,150	IHS, Inc., Class A (a)	201,347
2,200	Manpower, Inc.	104,214
18,400	Nielsen Holdings N.V. (a)	554,576
10,090	Randstad Holding N.V., (Netherlands)	381,207

		1,943,382

	Road & Rail — 0.1%
23,900	Firstgroup plc, (United Kingdom)	90,676
3,500	Kansas City Southern (a)	250,915
2,200	Norfolk Southern Corp.	144,826
1,000	Union Pacific Corp.	107,480

		593,897

	Trading Companies & Distributors — 0.1%
35,020	Air Lease Corp. (a)	842,931

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Trading Companies & Distributors — Continued
2,300	Mitsubishi Corp., (Japan)	53,825

		896,756

	Transportation Infrastructure — 0.0% (g)
23,240	Groupe Eurotunnel S.A., (France)	201,956

	Total Industrials	25,224,569

	Information Technology — 2.3%
	Communications Equipment — 0.1%
4,114	Acme Packet, Inc. (a)	113,217
187,500	Alcatel-Lucent, (France), ADR (a)	425,625
7,818	Ceragon Networks Ltd., (Israel) (a)	74,193
9,063	Ixia (a)	113,197
3,512	NETGEAR, Inc. (a)	134,158
4,300	QUALCOMM, Inc.	292,486

		1,152,876

	Computers & Peripherals — 0.1%
1,462	Apple, Inc. (a)	876,425
11,094	NCR Corp. (a)	240,851
2,800	NetApp, Inc. (a)	125,356

		1,242,632

	Electronic Equipment, Instruments & Components — 0.5%
24,425	Avnet, Inc. (a)	888,826
23,504	Corning, Inc.	330,936
3,700	FLIR Systems, Inc.	93,647
1,700	Hamamatsu Photonics KK, (Japan)	64,689
48,000	Hitachi Ltd., (Japan)	310,557
4,550	Jabil Circuit, Inc.	114,296
1,980	Keyence Corp., (Japan)	468,769
4,300	Murata Manufacturing Co., Ltd., (Japan)	256,556
3,900	National Instruments Corp.	111,228
39,000	Nippon Electric Glass Co., Ltd., (Japan)	343,218
41,600	Premier Farnell plc, (United Kingdom)	143,207
44,250	TE Connectivity Ltd., (Switzerland)	1,626,188
3,300	Trimble Navigation Ltd. (a)	179,586

		4,931,703

	Internet Software & Services — 0.2%
2,010	Google, Inc., Class A (a)	1,288,892
19,100	Tencent Holdings Ltd., (China)	533,167
4,300	VeriSign, Inc.	164,862
16,852	Yahoo!, Inc. (a)	256,487

		2,243,408

	IT Services — 0.7%
27,625	Accenture plc, (Ireland), Class A	1,781,813
2,900	Alliance Data Systems Corp. (a)	365,284
16,150	Amadeus IT Holding S.A., (Spain), Class A	305,073
42,730	Amdocs Ltd. (a)	1,349,413
20,950	Automatic Data Processing, Inc.	1,156,231
10,950	Cap Gemini S.A., (France)	490,141
5,700	Gartner, Inc. (a)	243,048
13,050	Genpact Ltd., (Bermuda) (a)	212,715
4,000	Global Payments, Inc.	189,880
3,450	International Business Machines Corp.	719,843
6,600	Jack Henry & Associates, Inc.	225,192
7,300	NeuStar, Inc., Class A (a)	271,925
10,275	Redecard S.A., (Brazil)	199,539
2,200	Teradata Corp. (a)	149,930
3,100	Vantiv, Inc., Class A (a)	60,853
2,600	VeriFone Systems, Inc. (a)	134,862
1,000	Visa, Inc., Class A	118,000

		7,973,742

	Office Electronics — 0.0% (g)
4,100	Canon, Inc., (Japan)	196,128

	Semiconductors & Semiconductor Equipment — 0.3%
3,700	Altera Corp.	147,334
3,900	Analog Devices, Inc.	157,560
7,812	ASML Holding N.V., (Netherlands)	391,519
73,235	Atmel Corp. (a)	722,097
15,000	Broadcom Corp., Class A (a)	589,500
6,700	KLA-Tencor Corp.	364,614
3,200	Microchip Technology, Inc.	119,040
993	Samsung Electronics Co., Ltd., (South Korea), GDR	348,250
27,100	Sumco Corp., (Japan) (a)	333,650
8,900	Tokyo Electron Ltd., (Japan)	513,213

		3,686,777

	Software — 0.4%
1,700	ANSYS, Inc. (a)	110,534
2,565	CommVault Systems, Inc. (a)	127,327
118,520	Compuware Corp. (a)	1,089,199
2,700	Informatica Corp. (a)	142,830
2,600	MICROS Systems, Inc. (a)	143,754
46,200	Microsoft Corp.	1,489,950
20,434	Oracle Corp.	595,855
2,500	Red Hat, Inc. (a)	149,725
3,855	Rovi Corp. (a)	125,480
1,452	SAP AG, (Germany)	101,416
5,440	Seachange International, Inc. (a)	42,323

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — Continued
2,900	Solera Holdings, Inc.	133,081
5,100	Trend Micro, Inc., (Japan)	157,812
10,746	VASCO Data Security International, Inc. (a)	115,949
5,132	Websense, Inc. (a)	108,234

		4,633,469

	Total Information Technology	26,060,735

	Materials — 0.8%
	Chemicals — 0.4%
2,280	Air Liquide S.A., (France)	304,056
2,300	Air Products & Chemicals, Inc.	211,140
2,500	Airgas, Inc.	222,425
2,500	Dow Chemical Co. (The)	86,600
6,900	Ecolab, Inc.	425,868
24,870	Johnson Matthey plc, (United Kingdom)	938,068
1,148	Linde AG, (Germany)	205,934
15,950	Monsanto Co.	1,272,172
4,300	Shin-Etsu Chemical Co., Ltd., (Japan)	250,216
2,946	Syngenta AG, (Switzerland) (a)	1,015,139
2,559	Westlake Chemical Corp.	165,798

		5,097,416

	Construction Materials — 0.1%
20,680	CRH plc, (Ireland)	423,692
6,380	Holcim Ltd., (Switzerland) (a)	415,276

		838,968

	Containers & Packaging — 0.1%
38,955	Crown Holdings, Inc. (a)	1,434,713

	Metals & Mining — 0.2%
8,425	Allegheny Technologies, Inc.	346,857
5,900	Barrick Gold Corp., (Canada)	256,419
6,166	BHP Billiton Ltd., (Australia)	222,282
1,925	Inmet Mining Corp., (Canada)	108,848
8,056	Newcrest Mining Ltd., (Australia)	247,776
1,800	Nucor Corp.	77,310
7,700	Rio Tinto plc, (United Kingdom)	426,789
967	Royal Gold, Inc.	63,068

		1,749,349

	Total Materials	9,120,446

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
5,514	Koninklijke KPN N.V., (Netherlands)	60,673
181	Swisscom AG, (Switzerland)	73,196
7,500	Tele Norte Leste Participacoes S.A., (Brazil), ADR	85,125
45,190	Telenor ASA, (Norway)	838,916
1,300	TELUS Corp. (Non-Voting), (Canada)	73,964

		1,131,874

	Wireless Telecommunication Services — 0.1%
8,700	SBA Communications Corp., Class A (a)	442,047
12,700	Softbank Corp., (Japan)	378,094

		820,141

	Total Telecommunication Services	1,952,015

	Utilities — 0.2%
	Gas Utilities — 0.1%
89,600	Hong Kong & China Gas Co., Ltd., (Hong Kong)	229,882
31,955	Questar Corp.	615,453

		845,335

	Multi-Utilities — 0.0% (g)
2,700	GDF Suez, (France)	69,791
20,500	National Grid plc, (United Kingdom)	206,617
1,200	PG&E Corp.	52,092

		328,500

	Water Utilities — 0.1%
35,345	American Water Works Co., Inc.	1,202,790

	Total Utilities	2,376,625

	Total Common Stocks (Cost $148,898,591)	171,202,301

Preferred Stocks — 0.1%
	Consumer Staples — 0.1%
	Household Products — 0.1%
3,460	Henkel AG & Co. KGaA, (Germany)	253,561

	Information Technology — 0.0% (g)
	Communications Equipment — 0.0% (g)
275	Lucent Technologies Capital Trust I, 7.750%, 03/15/17 (f) (i)	223,438

	Total Preferred Stocks (Cost $449,863)	476,999

Investment Companies — 79.0%
	Alternative Assets — 7.0%
3,023,759	Eaton Vance Global Macro Absolute Return Fund, Class I	30,116,641
628,427	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (b)	11,317,970
1,183,766	JPMorgan Realty Income Fund, Institutional Class Shares (b)	13,258,174
1,228,185	PIMCO CommoditiesPLUS Strategy Fund, Institutional Class Shares	13,681,977

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — Continued
	Alternative Assets — Continued
63,000	SPDR Gold Shares (a)	10,214,820

	Total Alternative Assets	78,589,582

	Fixed Income — 33.1%
5,024,092	JPMorgan Core Bond Fund, Class R6 Shares (b)	59,535,494
3,291,637	JPMorgan Floating Rate Income Fund, Select Class Shares (b)	32,323,871
3,073,325	JPMorgan High Yield Fund, Class R6 Shares (b)	24,248,538
3,732,962	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	39,905,365
3,701,500	JPMorgan International Currency Income Fund, Select Class Shares (b)	41,123,665
4,824,967	JPMorgan Multi-Sector Income Fund, Class R6 Shares (b)	49,118,159
9,822,320	JPMorgan Short Duration Bond Fund, Class R6 Shares (b)	107,750,851
1,440,897	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares (b)	16,642,364

	Total Fixed Income	370,648,307

	International Equity — 9.2%
141,400	iShares MSCI All Country Asia ex Japan Index Fund	7,980,616
1,262,400	iShares MSCI EAFE Index Fund	69,305,760
1,147,286	Matthews Pacific Tiger Fund	25,882,766

	Total International Equity	103,169,142

	Money Market — 10.4%
116,683,920	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l)	116,683,920

	U.S. Equity — 19.3%
5,415,436	JPMorgan Equity Income Fund, Select Class Shares (b)	55,237,452
2,983,323	JPMorgan Growth Advantage Fund, Select Class Shares (a) (b)	31,026,559
1,179,230	JPMorgan Large Cap Growth Fund, Class R6 Shares (b)	29,716,603
754,706	JPMorgan Mid Cap Core Fund, Class R6 Shares (b)	13,690,365
1,548,217	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares (b)	34,974,212
163,300	SPDR S&P 500 ETF Trust	22,979,576
341,800	Vanguard Mid-Cap ETF	27,884,044

	Total U.S. Equity	215,508,811

	Total Investment Companies (Cost $841,094,194)	884,599,762

PRINCIPAL AMOUNT($)
Convertible Bonds — 0.1%
	Consumer Discretionary — 0.1%
	Specialty Retail — 0.1%
250,000	Group 1 Automotive, Inc., SUB, 2.250%, 06/15/36	276,562

	Textiles, Apparel & Luxury Goods — 0.0% (g)
275,000	Iconix Brand Group, Inc., 2.500%, 06/01/16 (e) (m)	268,469

	Total Consumer Discretionary	545,031

	Energy — 0.0% (g)
	Energy Equipment & Services — 0.0% (g)
150,000	Bristow Group, Inc., 3.000%, 06/15/38	157,875
250,000	Hornbeck Offshore Services, Inc., SUB, 1.625%, 11/15/26	270,800

	Total Energy	428,675

	Health Care — 0.0% (g)
	Health Care Equipment & Supplies — 0.0% (g)
125,000	Hologic, Inc., SUB, 2.000%, 12/15/37 (m)	124,219

	Industrials — 0.0% (g)
	Machinery — 0.0% (g)
200,000	Trinity Industries, Inc., 3.875%, 06/01/36 (m)	218,000

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
250,000	Owens-Brockway Glass Container, Inc., 3.000%, 06/01/15 (e) (m)	244,688

	Total Convertible Bonds (Cost $1,513,307)	1,560,613

Corporate Bonds — 3.4%
	Consumer Discretionary — 0.9%
	Auto Components — 0.1%
300,000	Dana Holding Corp., 6.750%, 02/15/21	319,500
300,000	Goodyear Tire & Rubber Co. (The), 8.250%, 08/15/20	318,750
275,000	Tenneco, Inc., 6.875%, 12/15/20	295,625

		933,875

	Diversified Consumer Services — 0.0% (g)
150,000	Affinion Group, Inc., 11.500%, 10/15/15 (f) (i)	141,375
132,887	ServiceMaster Co., VAR, 10.750%, 07/15/15 (e)	139,699

		281,074

	Hotels, Restaurants & Leisure — 0.2%
375,000	Ameristar Casinos, Inc., 7.500%, 04/15/21 (m)	393,281
300,000	Boyd Gaming Corp., 9.125%, 12/01/18	312,375

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Hotels, Restaurants & Leisure — Continued
150,000	Isle of Capri Casinos, Inc., 7.000%, 03/01/14	149,250
1,250,000	MGM Resorts International, 13.000%, 11/15/13	1,448,438
300,000	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	327,750
300,000	Vail Resorts, Inc., 6.500%, 05/01/19	315,000

		2,946,094

	Media — 0.4%
300,000	Allbritton Communications Co., 8.000%, 05/15/18	320,250
200,000	Cablevision Systems Corp., 8.000%, 04/15/20 (m)	211,500
	CCO Holdings LLC/CCO Holdings Capital Corp.,
400,000	6.500%, 04/30/21 (m)	414,000
150,000	6.625%, 01/31/22 (m)	155,625
475,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e) (m)	510,031
300,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20 (e)	294,000
200,000	CSC Holdings LLC, 6.750%, 11/15/21 (e) (m)	208,250
300,000	Cumulus Media Holdings, Inc., 7.750%, 05/01/19 (e)	283,500
400,000	DISH DBS Corp., 6.750%, 06/01/21 (m)	431,000
300,000	Gray Television, Inc., 10.500%, 06/29/15	312,000
175,000	Lamar Media Corp., 5.875%, 02/01/22 (e)	178,062
250,000	Production Resource Group, Inc., 8.875%, 05/01/19 (e)	211,875
300,000	Valassis Communications, Inc., 6.625%, 02/01/21	307,500
325,000	XM Satellite Radio, Inc., 7.625%, 11/01/18 (e)	351,000

		4,188,593

	Specialty Retail — 0.1%
150,000	Jo-Ann Stores, Inc., 8.125%, 03/15/19 (e)	150,750
225,000	Michael’s Stores, Inc., 7.750%, 11/01/18	239,625
400,000	Penske Automotive Group, Inc., 7.750%, 12/15/16	416,504
300,000	Susser Holdings LLC/Susser Finance Corp., 8.500%, 05/15/16	329,250
100,000	Toys R US - Delaware, Inc., 7.375%, 09/01/16 (e)	102,500

		1,238,629

	Textiles, Apparel & Luxury Goods — 0.1%
450,000	Hanesbrands, Inc., 6.375%, 12/15/20 (m)	462,375
235,000	Levi Strauss & Co., 8.875%, 04/01/16	242,640
250,000	Polymer Group, Inc., 7.750%, 02/01/19	263,125

		968,140

	Total Consumer Discretionary	10,556,405

	Consumer Staples — 0.3%
	Food & Staples Retailing — 0.1%
300,000	Ingles Markets, Inc., 8.875%, 05/15/17	324,750
175,000	Pantry, Inc. (The), 7.750%, 02/15/14	174,781
350,000	Stater Bros Holdings, Inc., 7.375%, 11/15/18	379,313
	SUPERVALU, Inc.,
300,000	7.500%, 11/15/14	305,250
100,000	8.000%, 05/01/16	104,750
150,000	U.S. Foodservice, 8.500%, 06/30/19 (e)	151,875

		1,440,719

	Food Products — 0.1%
300,000	Del Monte Corp., 7.625%, 02/15/19 (m)	298,500
300,000	Michael Foods, Inc., 9.750%, 07/15/18	329,625
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
100,000	8.250%, 09/01/17	108,500
300,000	9.250%, 04/01/15	308,250

		1,044,875

	Personal Products — 0.1%
300,000	NBTY, Inc., 9.000%, 10/01/18	330,375

	Total Consumer Staples	2,815,969

	Energy — 0.4%
	Energy Equipment & Services — 0.1%
150,000	Basic Energy Services, Inc., 7.750%, 02/15/19	153,750
250,000	Frac Tech Services LLC/Frac Tech Finance, Inc., 7.125%, 11/15/18 (e)	261,250
	SESI LLC,
225,000	6.375%, 05/01/19	238,500
200,000	7.125%, 12/15/21 (e)	216,000
300,000	Unit Corp., 6.625%, 05/15/21	306,750

		1,176,250

	Oil, Gas & Consumable Fuels — 0.3%
150,000	Alpha Natural Resources, Inc., 6.000%, 06/01/19	135,750
225,000	Arch Coal, Inc., 7.000%, 06/15/19 (e) (m)	207,562
400,000	Chaparral Energy, Inc., 8.875%, 02/01/17	418,000
400,000	Chesapeake Energy Corp., 6.775%, 03/15/19 (m)	397,000

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
300,000	Copano Energy LLC/Copano Energy Finance Corp., 7.125%, 04/01/21	315,750
225,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	203,063
350,000	Inergy LP/Inergy Finance Corp., 7.000%, 10/01/18	341,250
300,000	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19 (e)	294,000
300,000	Oasis Petroleum, Inc., 7.250%, 02/01/19	315,750
175,000	Plains Exploration & Production Co., 6.750%, 02/01/22	182,875
225,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	238,500

		3,049,500

	Total Energy	4,225,750

	Financials — 0.3%
	Capital Markets — 0.0% (g)
100,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22 (m)	102,000

	Commercial Banks — 0.1%
	CIT Group, Inc.,
100,000	5.500%, 02/15/19 (e) (m)	102,000
350,000	7.000%, 05/02/16 (e) (m)	350,875
100,000	7.000%, 05/02/17 (e) (m)	100,250

		553,125

	Consumer Finance — 0.1%
200,000	Ally Financial, Inc., 6.750%, 12/01/14 (m)	209,500
	Ford Motor Credit Co. LLC,
300,000	5.000%, 05/15/18 (m)	310,757
200,000	5.875%, 08/02/21	215,718

		735,975

	Diversified Financial Services — 0.1%
1,200,000	International Lease Finance Corp., 6.375%, 03/25/13	1,233,000

	Real Estate Investment Trusts (REITs) — 0.0% (g)
275,000	Felcor Lodging LP, 6.750%, 06/01/19	277,750

	Real Estate Management & Development — 0.0% (g)
225,000	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 05/01/21	235,125
100,000	Toys R Us Property Co. II LLC, 8.500%, 12/01/17	104,375

		339,500

	Total Financials	3,241,350

	Health Care — 0.3%
	Health Care Equipment & Supplies — 0.1%
350,000	Alere, Inc., 7.875%, 02/01/16 (f) (i)	364,875
450,000	Biomet, Inc., 11.625%, 10/15/17	486,563

		851,438

	Health Care Providers & Services — 0.1%
300,000	DaVita, Inc., 6.625%, 11/01/20 (m)	313,500
350,000	HCA Holdings, Inc., 7.750%, 05/15/21 (m)	361,812
200,000	HCA, Inc., 5.875%, 03/15/22 (m)	200,250
200,000	Multiplan, Inc., 9.875%, 09/01/18 (e)	216,000
200,000	Tenet Healthcare Corp., 8.000%, 08/01/20	206,000
200,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18 (m)	204,000

		1,501,562

	Health Care Technology — 0.0% (g)
300,000	MedAssets, Inc., 8.000%, 11/15/18	315,000

	Pharmaceuticals — 0.1%
325,000	Valeant Pharmaceuticals International, 6.750%, 10/01/17 (e)	329,063
225,000	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.750%, 09/15/18	234,562

		563,625

	Total Health Care	3,231,625

	Industrials — 0.4%
	Aerospace & Defense — 0.0% (g)
225,000	Huntington Ingalls Industries, Inc., 7.125%, 03/15/21	241,031

	Airlines — 0.0% (g)
300,000	AMGH Merger Sub, Inc., 9.250%, 11/01/18 (e)	312,000

	Commercial Services & Supplies — 0.2%
250,000	ARAMARK Corp., 8.500%, 02/01/15 (m)	256,252
300,000	ARAMARK Holdings Corp., PIK, 8.625%, 05/01/16 (e)	307,500
350,000	Geo Group, Inc. (The), 6.625%, 02/15/21	366,188
	Iron Mountain, Inc.,
300,000	6.625%, 01/01/16	300,000
225,000	8.000%, 06/15/20	237,375
200,000	R.R. Donnelley & Sons Co., 7.250%, 05/15/18	194,000
425,000	West Corp., 7.875%, 01/15/19	452,625

		2,113,940

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Industrial Conglomerates — 0.0% (g)
100,000	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	107,250

	Machinery — 0.0% (g)
200,000	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	207,000
100,000	Meritor, Inc., 8.125%, 09/15/15	105,500

		312,500

	Professional Services — 0.0% (g)
300,000	FTI Consulting, Inc., 6.750%, 10/01/20	321,375

	Road & Rail — 0.1%
325,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19 (e)	338,813
200,000	Hertz Corp. (The), 6.750%, 04/15/19	207,000

		545,813

	Trading Companies & Distributors — 0.1%
250,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 02/01/21	266,250
200,000	UR Financing Escrow Corp., 5.750%, 07/15/18 (e) (m)	204,750

		471,000

	Total Industrials	4,424,909

	Information Technology — 0.3%
	Communications Equipment — 0.1%
200,000	Avaya, Inc., 9.750%, 11/01/15	197,000
350,000	CommScope, Inc., 8.250%, 01/15/19 (e)	372,750

		569,750

	Electronic Equipment, Instruments & Components — 0.0% (g)
300,000	Sanmina-SCI Corp., 7.000%, 05/15/19 (e)	306,000

	Internet Software & Services — 0.0% (g)
375,000	Equinix, Inc., 7.000%, 07/15/21	411,563

	IT Services — 0.1%
	SunGard Data Systems, Inc.,
475,000	7.625%, 11/15/20 (m)	507,062
100,000	10.250%, 08/15/15 (m)	103,875

		610,937

	Semiconductors & Semiconductor Equipment — 0.1%
375,000	Advanced Micro Devices, Inc., 7.750%, 08/01/20	412,500
200,000	MEMC Electronic Materials, Inc., 7.750%, 04/01/19	159,000
400,000	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	418,500

		990,000

	Total Information Technology	2,888,250

	Materials — 0.1%
	Chemicals — 0.0% (g)
225,000	Ferro Corp., 7.875%, 08/15/18	229,500
250,000	Huntsman International LLC, 5.500%, 06/30/16	249,687

		479,187

	Containers & Packaging — 0.1%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
100,000	7.125%, 04/15/19 (e) (m)	104,250
150,000	8.750%, 10/15/16 (e) (m)	158,625
100,000	9.000%, 04/15/19 (e) (m)	98,500
150,000	9.250%, 05/15/18 (e) (m)	149,625
100,000	9.875%, 08/15/19 (e) (m)	102,250
300,000	Sealed Air Corp., 8.125%, 09/15/19 (e) (m)	331,125

		944,375

	Metals & Mining — 0.0% (g)
200,000	JMC Steel Group, 8.250%, 03/15/18 (e)	208,000

	Total Materials	1,631,562

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.3%
275,000	Frontier Communications Corp., 8.500%, 04/15/20 (m)	289,438
300,000	GCI, Inc., 6.750%, 06/01/21	301,875
	Hughes Satellite Systems Corp.,
150,000	6.500%, 06/15/19 (m)	156,750
275,000	7.625%, 06/15/21 (m)	294,937
300,000	Intelsat Jackson Holdings S.A., (Luxembourg), 7.500%, 04/01/21 (m)	315,375
	Intelsat Luxembourg S.A., (Luxembourg),
200,000	11.250%, 02/04/17	208,000
115,000	PIK, 12.500%, 02/04/17 (e)	118,450
	Level 3 Financing, Inc.,
150,000	8.125%, 07/01/19 (e) (m)	154,875
100,000	8.750%, 02/15/17 (m)	104,500
250,000	PAETEC Holding Corp., 9.875%, 12/01/18	282,500
300,000	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	317,250

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
150,000	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	154,875
475,000	Windstream Corp., 7.750%, 10/15/20 (m)	508,250

		3,207,075

	Wireless Telecommunication Services — 0.0% (g)
	Nextel Communications, Inc.,
100,000	Series E, 6.875%, 10/31/13 (m)	100,000
150,000	Series D, 7.375%, 08/01/15 (m)	144,750
150,000	Sprint Nextel Corp., 7.000%, 03/01/20 (e) (m)	152,250
300,000	Syniverse Holdings, Inc., 9.125%, 01/15/19	330,750

		727,750

	Total Telecommunication Services	3,934,825

	Utilities — 0.1%
	Gas Utilities — 0.0% (g)
250,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	249,687

	Independent Power Producers & Energy Traders — 0.1%
225,000	AES Corp. (The), 7.375%, 07/01/21 (e) (m)	248,625
400,000	Calpine Corp., 7.500%, 02/15/21 (e) (m)	427,000
100,000	GenOn Americas Generation LLC, 8.500%, 10/01/21	88,000
	NRG Energy, Inc.,
150,000	7.875%, 05/15/21 (m)	144,000
200,000	8.250%, 09/01/20 (m)	197,000

		1,104,625

	Total Utilities	1,354,312

	Total Corporate Bonds (Cost $37,648,913)	38,304,957

Structured Notes — 2.1%
	International Equity — 1.1%
11,000,000	Deutsche Bank AG, Knock-Out Buffer Notes, Linked to the iShares MSCI Emerging Markets Index Fund, maximum return of 20.050% due 12/26/12 (a)	12,197,900

	U.S. Equity — 1.0%
11,100,000	HSBC USA, Inc., Dual Index Notes, Linked to the S&P 500 Index and the MSCI All Country Asia Ex Japan Index, Zero Coupon, 12/13/12 (a)	11,028,960

	Total Structured Notes (Cost $22,100,000)	23,226,860

Loan Participations & Assignments — 0.1%
	Financials — 0.1%
	Capital Markets — 0.0% (g)
135,982	Nuveen Investments, Extended Term Loan, 5.720%, 05/13/17	135,728
13,482	5.741%, 05/13/17	13,457
100,536	5.803%, 05/13/17	100,348

		249,533

	Insurance — 0.1%
400,000	Asurion LLC, (Germany), 6.250%, 05/24/19	404,428

	Total Financials	653,961

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
248,116	Brickman Group, Term Loan B, 7.250%, 10/14/16	250,182

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
250,000	Level 3 Financing, Inc. Term Loan, 5.750%, 09/01/18	252,240

	Total Loan Participations & Assignments (Cost $1,139,170)	1,156,383

	Total Investments — 100.1% (Cost $1,052,844,038)	1,120,527,875
	Liabilities in Excess of Other Assets — (0.1)%	(760,763)

	NET ASSETS — 100.0%	$1,119,767,112

Percentages indicated are based on net assets.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	— American Depositary Receipt
CVA	— Dutch Certification
EAFE	— Europe, Australasia, and Far East
ETF	— Exchange Traded Fund
FDR	— Fiduciary Depositary Receipt
GDR	— Global Depositary Receipt
MSCI	— Morgan Stanley Capital International
PIK	— Payment-in-Kind
SPDR	— Standard & Poor’s Depository Receipts
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2012.
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2012.
(a)	— Non-income producing security
(b)	— Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—     Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—     Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The portfolio owns fair valued securities with a value approximately $797,661 which amounts to 0.1% of total investments. In addition, the value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $44,085,182 and 3.93%, respectively.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of March 31, 2012.
(m)

—     All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,622,956
Aggregate gross unrealized depreciation	(8,939,119)

Net unrealized appreciation/depreciation	$67,683,837

Federal income tax cost of investments	$1,052,844,038

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$15,603,251	$6,426,505	$67,973	$22,097,729
Consumer Staples	7,710,294	14,851,734	—	22,562,028
Energy	15,763,929	2,999,983	—	18,763,912
Financials	14,851,911	5,596,872	—	20,448,783
Health Care	14,194,756	8,400,703	—	22,595,459
Industrials	18,736,908	6,487,661	—	25,224,569
Information Technology	20,677,745	5,382,990	—	26,060,735
Materials	4,671,218	4,449,228	—	9,120,446
Telecommunication Services	516,011	1,436,004	—	1,952,015
Utilities	1,870,335	506,290	—	2,376,625

Total Common Stocks	114,596,358	56,537,970	67,973	171,202,301

Preferred Stocks
Consumer Staples	—	253,561	—	253,561
Information Technology	—	—	223,438	223,438

Total Preferred Stocks	—	253,561	223,438	476,999

Debt Securities
Convertible Bonds
Consumer Discretionary	—	545,031	—	545,031
Energy	—	428,675	—	428,675
Health Care	—	124,219	—	124,219
Industrials	—	218,000	—	218,000
Materials	—	244,688	—	244,688

Total Convertible Bonds	—	1,560,613	—	1,560,613

Corporate Bonds
Consumer Discretionary	—	10,415,030	141,375	10,556,405
Consumer Staples	—	2,815,969	—	2,815,969
Energy	—	4,225,750	—	4,225,750
Financials	—	2,008,350	—	2,008,350
Health Care	—	2,866,750	364,875	3,231,625
Industrials	—	5,657,909	—	5,657,909
Information Technology	—	2,888,250	—	2,888,250
Materials	—	1,631,562	—	1,631,562
Telecommunication Services	—	3,934,825	—	3,934,825
Utilities	—	1,354,312	—	1,354,312

Total Corporate Bonds	—	37,798,707	506,250	38,304,957

Loan Participations & Assignments
Financials	—	653,961	—	653,961
Industrials	—	250,182	—	250,182
Telecommunication Services	—	252,240	—	252,240

Total Loan Participations & Assignments	—	1,156,383	—	1,156,383

Investment Companies	884,599,762	—	—	884,599,762
Structured Note	—	23,226,860	—	23,226,860

Total Investments in Securities	$999,196,120	$120,534,094	$797,661	$1,120,527,875

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

	Balance as of 06/30/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases(1)	Sales(2)	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/12
Investments in Securities
Common Stocks - Consumer Discretionary	$—	$—	$(1,591)	$—	$—	$—	$69,564	$—	$67,973
Corporate Bonds - Consumer Discretionary	—	(2,607)	(9,519)	(1,186)	—	(155,063)	309,750	—	141,375
Corporate Bonds - Health Care	—	—	7,242	(242)	357,875	—	—	—	364,875
Preferred Stocks - Information Technology	—	(28,126)	(47,187)	—	—	(45,562)	344,313	—	223,438

	$—	$(30,733)	$(51,055)	$(1,428)	$357,875	$(200,625)	$723,627	$—	$797,661

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to $(51,055).

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 16.9%
	Consumer Discretionary — 2.7%
	Auto Components — 0.2%
8,778	BorgWarner, Inc. (a)	740,337
2,700	Denso Corp., (Japan)	91,230
8,875	Visteon Corp. (a)	470,375

		1,301,942

	Automobiles — 0.1%
2,346	Bayerische Motoren Werke AG, (Germany)	211,038
13,500	Suzuki Motor Corp., (Japan)	325,282
7,200	Toyota Motor Corp., (Japan)	313,287

		849,607

	Distributors — 0.0% (g)
100,000	Li & Fung Ltd., (Hong Kong)	228,856
3,800	Pool Corp.	142,196

		371,052

	Diversified Consumer Services — 0.1%
4,116	Coinstar, Inc. (a)	261,572
9,813	Grand Canyon Education, Inc. (a)	174,279

		435,851

	Hotels, Restaurants & Leisure — 0.3%
13,490	Accor S.A., (France)	481,458
3,718	BJ’s Restaurants, Inc. (a)	187,201
30,785	Carnival Corp.	987,583
2,500	International Game Technology	41,975
300	McDonald’s Corp.	29,430
5,130	Red Robin Gourmet Burgers, Inc. (a)	190,785
10,179	Starwood Hotels & Resorts Worldwide, Inc.	574,197
11,376	Texas Roadhouse, Inc.	189,297
1,400	Whitbread plc, (United Kingdom)	41,278

		2,723,204

	Household Durables — 0.2%
5,490	D.R. Horton, Inc.	83,283
4,269	Harman International Industries, Inc.	199,832
21,360	Lennar Corp., Class A	580,565
6,285	MDC Holdings, Inc.	162,090
100	NVR, Inc. (a)	72,633
36,488	Oriental Weavers Co., (Egypt)	130,306
1,600	Tempur-Pedic International, Inc. (a)	135,088
3,320	Toll Brothers, Inc. (a)	79,647

		1,443,444

	Internet & Catalog Retail — 0.1%
3,550	Amazon.com, Inc. (a)	718,910
62,150	Ocado Group plc, (United Kingdom) (a)	113,555

		832,465

	Media — 1.1%
10,900	AMC Networks, Inc., Class A (a)	486,467
12,800	Comcast Corp., Class A	384,128
13,790	DIRECTV, Class A (a)	680,399
10,340	Discovery Communications, Inc., Class A (a)	523,204
5,700	Discovery Communications, Inc., Class C (a)	267,216
17,197	E.W. Scripps Co., Class A (a)	169,734
2,720	Imax Corp., (Canada) (a)	66,477
63,862	Interpublic Group of Cos., Inc. (The)	728,665
3,408	Morningstar, Inc.	214,874
5,000	National CineMedia, Inc.	76,500
200	New York Times Co. (The), Class A (a)	1,358
22,140	News Corp., Class A	435,937
21,200	Omnicom Group, Inc.	1,073,780
3,300	Scripps Networks Interactive, Inc., Class A	160,677
3,500	SES S.A., (Luxembourg), FDR	86,868
44,750	Societe Television Francaise 1, (France)	547,802
1,300	Time Warner Cable, Inc.	105,950
48,250	Time Warner, Inc.	1,821,437
29,200	Virgin Media, Inc.	729,416
14,990	Walt Disney Co. (The)	656,262
740	Washington Post Co. (The), Class B	276,442

		9,493,593

	Multiline Retail — 0.1%
3,400	Kohl’s Corp.	170,102
65,430	Marks & Spencer Group plc, (United Kingdom)	396,530
1,450	Nordstrom, Inc.	80,794
2,875	Target Corp.	167,526

		814,952

	Specialty Retail — 0.4%
12,150	Chico’s FAS, Inc.	183,465
6,610	Dick’s Sporting Goods, Inc.	317,809
6,981	Hennes & Mauritz AB, (Sweden), Class B	252,358
6,100	Home Depot, Inc. (The)	306,891
20,541	Lowe’s Cos., Inc.	644,577
1,500	O’Reilly Automotive, Inc. (a)	137,025
2,100	Sally Beauty Holdings, Inc. (a)	52,080
3,000	Signet Jewelers Ltd., (Bermuda)	141,840
75,350	Staples, Inc.	1,219,163

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Specialty Retail — Continued
5,400	Tiffany & Co.	373,302
1,050	Tractor Supply Co.	95,088

		3,723,598

	Textiles, Apparel & Luxury Goods — 0.1%
3,770	Adidas AG, (Germany)	294,591
755,000	China Hongxing Sports Ltd., (China) (a) (f) (i)	69,070
5,443	Cie Financiere Richemont S.A., (Switzerland), Class A	341,169
3,300	Coach, Inc.	255,024
3,800	Hanesbrands, Inc. (a)	112,252
679	LVMH Moet Hennessy Louis Vuitton S.A., (France)	116,845
500	NIKE, Inc., Class B	54,220

		1,243,171

	Total Consumer Discretionary	23,232,879

	Consumer Staples — 1.9%
	Beverages — 0.4%
7,800	Anheuser-Busch InBev N.V., (Belgium)	568,065
6,710	Coca-Cola Co. (The)	496,607
7,800	Diageo plc, (United Kingdom)	187,791
6,525	Diageo plc, (United Kingdom), ADR	629,662
6,270	Heineken N.V., (Netherlands)	348,499
9,766	PepsiCo, Inc.	647,974
3,369	Pernod-Ricard S.A., (France)	352,247

		3,230,845

	Food & Staples Retailing — 0.6%
17,240	Carrefour S.A., (France)	413,204
14,600	Distribuidora Internacional de Alimentacion S.A., (Spain) (a)	72,365
36,560	Koninklijke Ahold N.V., (Netherlands)	506,577
18,910	Kroger Co. (The)	458,189
44,450	Sysco Corp.	1,327,277
141,970	Tesco plc, (United Kingdom)	749,321
4,350	United Natural Foods, Inc. (a)	202,971
21,600	Wal-Mart Stores, Inc.	1,321,920
900	Whole Foods Market, Inc.	74,880

		5,126,704

	Food Products — 0.6%
14,000	Ajinomoto Co., Inc., (Japan)	176,080
15,633	Danone, (France)	1,090,490
7,782	General Mills, Inc.	307,000
6,660	H.J. Heinz Co.	356,643
2,300	Hershey Co. (The)	141,059
13,090	Kraft Foods, Inc., Class A	497,551
17,194	Nestle S.A., (Switzerland)	1,081,788
18,275	Nestle S.A., (Switzerland), ADR	1,151,325
22,000	Tingyi Cayman Islands Holding Corp., (China)	63,546
3,222	TreeHouse Foods, Inc. (a)	191,709
13,180	Unilever plc, (United Kingdom), ADR	435,599

		5,492,790

	Household Products — 0.2%
1,800	Church & Dwight Co., Inc.	88,542
1,050	Colgate-Palmolive Co.	102,669
13,925	Kimberly-Clark Corp.	1,028,918
8,110	Reckitt Benckiser Group plc, (United Kingdom)	458,848

		1,678,977

	Personal Products — 0.1%
4,780	Beiersdorf AG, (Germany)	311,851
2,300	Herbalife Ltd., (Cayman Islands)	158,286
2,500	L’Oreal S.A., (France)	308,555

		778,692

	Tobacco — 0.0% (g)
3,101	Imperial Tobacco Group plc, (United Kingdom)	125,794
2,700	Philip Morris International, Inc.	239,247

		365,041

	Total Consumer Staples	16,673,049

	Energy — 1.6%
	Energy Equipment & Services — 0.7%
3,818	Atwood Oceanics, Inc. (a)	171,390
22,040	Baker Hughes, Inc.	924,358
19,149	Cameron International Corp. (a)	1,011,642
16,310	Cie Generale de Geophysique-Veritas, (France) (a)	484,741
700	Core Laboratories N.V., (Netherlands)	92,099
1,200	Dril-Quip, Inc. (a)	78,024
3,200	Ensco plc, (United Kingdom), ADR	169,376
1,568	Fugro N.V. (Netherlands), CVA	111,827
6,863	Global Geophysical Services, Inc. (a)	72,816
6,500	Halliburton Co.	215,735
1,900	Oil States International, Inc. (a)	148,314
14,180	Petroleum Geo-Services ASA, (Norway) (a)	207,650
16,272	Precision Drilling Corp., (Canada) (a)	163,208
23,370	Schlumberger Ltd., (Netherlands)	1,634,264
4,963	Seadrill Ltd., (Bermuda)	186,361
19,900	Trican Well Service Ltd., (Canada)	292,280

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
36,930	Weatherford International Ltd., (Switzerland) (a)	557,274

		6,521,359

	Oil, Gas & Consumable Fuels — 0.9%
11,600	BG Group plc, (United Kingdom)	268,965
21,390	Cameco Corp., (Canada)	459,671
11,000	Cenovus Energy, Inc., (Canada)	395,878
1,700	Chevron Corp.	182,308
2,500	Cobalt International Energy, Inc. (a)	75,075
13,466	Comstock Resources, Inc. (a)	213,167
1,400	Concho Resources, Inc. (a)	142,912
8,859	ConocoPhillips	673,373
2,789	Contango Oil & Gas Co. (a)	164,300
5,600	Denbury Resources, Inc. (a)	102,088
16,575	Devon Energy Corp.	1,178,814
10,500	Encana Corp., (Canada)	206,221
13,940	Hess Corp.	821,763
2,775	Noble Energy, Inc.	271,339
6,800	Pengrowth Energy Corp., (Canada)	63,743
10,390	Petroleo Brasileiro S.A., (Brazil), ADR	265,568
8,250	Royal Dutch Shell plc, (Netherlands), ADR	578,572
2,900	Southwestern Energy Co. (a)	88,740
52,050	Talisman Energy, Inc., (Canada)	654,376
24,239	Tesoro Corp. (a)	650,575
2,700	Whiting Petroleum Corp. (a)	146,610

		7,604,058

	Total Energy	14,125,417

	Financials — 2.1%
	Capital Markets — 0.5%
50,850	Bank of New York Mellon Corp. (The)	1,227,011
550	BlackRock, Inc.	112,695
64,520	Charles Schwab Corp. (The)	927,152
4,035	Goldman Sachs Group, Inc. (The)	501,833
27,456	Invesco Ltd.	732,252
2,200	Lazard Ltd., (Bermuda), Class A	62,832
6,487	Stifel Financial Corp. (a)	245,468
7,657	Waddell & Reed Financial, Inc., Class A	248,163

		4,057,406

	Commercial Banks — 0.6%
61,729	Banco Santander S.A., (Spain)	474,699
446,416	Bank of China Ltd., (China), Class H	180,212
26,600	Bank of East Asia Ltd., (Hong Kong)	100,039
7,233	Bank of the Ozarks, Inc.	226,104
15,400	Barclays plc, (United Kingdom)	58,034
2,253	BNP Paribas S.A., (France)	107,176
27,000	BOC Hong Kong Holdings Ltd., (Hong Kong)	74,507
33,050	Comerica, Inc.	1,069,498
15,688	DBS Group Holdings Ltd., (Singapore)	177,266
10,447	East West Bancorp, Inc.	241,221
14,879	Glacier Bancorp, Inc.	222,292
90,372	HSBC Holdings plc, (United Kingdom)	802,704
4,136	Iberiabank Corp.	221,152
7,000	ICICI Bank Ltd., (India), ADR	244,090
11,925	Standard Chartered plc, (United Kingdom)	297,787
5,160	UMB Financial Corp.	230,833

		4,727,614

	Consumer Finance — 0.2%
21,850	American Express Co.	1,264,241
20,550	Discover Financial Services	685,137

		1,949,378

	Diversified Financial Services — 0.3%
49,585	Bank of America Corp.	474,528
2,140	CME Group, Inc.	619,166
8,220	Deutsche Boerse AG, (Germany)	553,480
16,060	Moody’s Corp.	676,126
6,000	NASDAQ OMX Group, Inc. (The) (a)	155,400

		2,478,700

	Insurance — 0.4%
400	ACE Ltd., (Switzerland)	29,280
3,600	Aflac, Inc.	165,564
96,200	AIA Group Ltd., (Hong Kong)	353,161
1,300	Allstate Corp. (The)	42,796
800	Aon Corp., (United Kingdom) (a)	39,248
4,700	Assured Guaranty Ltd., (Bermuda)	77,644
4,900	Axis Capital Holdings Ltd., (Bermuda)	162,533
15,800	Berkshire Hathaway, Inc., Class B (a)	1,282,170
67,440	Mapfre S.A., (Spain)	217,252
5,025	Marsh & McLennan Cos., Inc.	164,770
5,000	Progressive Corp. (The)	115,900
3,700	RenaissanceRe Holdings Ltd., (Bermuda)	280,201
9,376	Sampo OYJ, (Finland), Class A	270,929
17,950	Willis Group Holdings plc, (Ireland)	627,891

		3,829,339

	Real Estate Investment Trusts (REITs) — 0.1%
1,340	Alexandria Real Estate Equities, Inc.	97,994

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Real Estate Investment Trusts (REITs) — Continued
5,850	American Tower Corp.	368,667
4,930	BioMed Realty Trust, Inc.	93,571
4,190	Corporate Office Properties Trust	97,250
1,380	Digital Realty Trust, Inc.	102,079
4,300	DuPont Fabros Technology, Inc.	105,135
8,640	LaSalle Hotel Properties	243,130

		1,107,826

	Real Estate Management & Development — 0.0% (g)
1,200	Jones Lang LaSalle, Inc.	99,972
2,500	Sun Hung Kai Properties Ltd., (Hong Kong)	31,108

		131,080

	Total Financials	18,281,343

	Health Care — 2.0%
	Biotechnology — 0.3%
13,360	BioMarin Pharmaceutical, Inc. (a)	457,580
9,469	Celgene Corp. (a)	734,037
15,947	Gilead Sciences, Inc. (a)	779,011
17,900	Seattle Genetics, Inc. (a)	364,802
2,763	United Therapeutics Corp. (a)	130,220

		2,465,650

	Health Care Equipment & Supplies — 0.5%
22,150	Alere, Inc. (a)	576,121
3,461	Analogic Corp.	233,756
8,750	Becton, Dickinson & Co.	679,437
62,170	Boston Scientific Corp. (a)	371,777
2,100	Cie Generale d’Optique Essilor International S.A., (France)	187,229
17,825	Covidien plc, (Ireland)	974,671
8,623	DexCom, Inc. (a)	89,938
5,980	Gen-Probe, Inc. (a)	397,132
5,100	Hologic, Inc. (a)	109,905
10,640	Mindray Medical International Ltd., (China), ADR	350,801
935	Sonova Holding AG, (Switzerland) (a)	103,881
700	Straumann Holding AG, (Switzerland) (a)	119,093
3,700	Sysmex Corp., (Japan)	150,319
2,997	Teleflex, Inc.	183,267
11,820	Volcano Corp. (a)	335,097

		4,862,424

	Health Care Providers & Services — 0.4%
3,041	AMERIGROUP Corp. (a)	204,598
25,150	AmerisourceBergen Corp.	997,952
6,525	DaVita, Inc. (a)	588,359
3,825	Express Scripts, Inc. (a)	207,239
37,371	Health Management Associates, Inc., Class A (a)	251,133
64,680	Sonic Healthcare Ltd., (Australia)	838,898
3,600	UnitedHealth Group, Inc.	212,184

		3,300,363

	Health Care Technology — 0.3%
23,780	Allscripts Healthcare Solutions, Inc. (a)	394,748
3,471	athenahealth, Inc. (a)	257,270
18,210	Cerner Corp. (a)	1,386,874
3,830	Quality Systems, Inc.	167,486
1,300	SXC Health Solutions Corp. (a)	97,448

		2,303,826

	Life Sciences Tools & Services — 0.2%
12,904	Agilent Technologies, Inc.	574,357
11,440	Lonza Group AG, (Switzerland) (a)	591,268
600	Mettler-Toledo International, Inc. (a)	110,850
17,150	QIAGEN N.V., (Netherlands) (a)	267,042
2,690	Waters Corp. (a)	249,256
5,710	WuXi PharmaTech Cayman, Inc., (China), ADR (a)	82,224

		1,874,997

	Pharmaceuticals — 0.3%
3,800	Allergan, Inc.	362,634
2,989	Bayer AG, (Germany)	210,213
5,625	Bristol-Myers Squibb Co.	189,844
22,150	GlaxoSmithKline plc, (United Kingdom), ADR	994,756
4,137	Novartis AG, (Switzerland)	229,015
1,647	Novo Nordisk A/S, (Denmark), Class B	228,702
382	Roche Holding AG, (Switzerland)	66,479
500	Salix Pharmaceuticals Ltd. (a)	26,250
3,200	Santen Pharmaceutical Co., Ltd., (Japan)	136,835
13,300	Shire plc, (Ireland)	425,552
1,400	Shire plc, (Ireland), ADR	132,650

		3,002,930

	Total Health Care	17,810,190

	Industrials — 2.5%
	Aerospace & Defense — 0.2%
6,750	Aerovironment, Inc. (a)	180,968
1,325	Boeing Co. (The)	98,540
21,200	CAE, Inc., (Canada)	217,430
6,910	European Aeronautic Defence and Space Co., N.V., (Netherlands)	282,978

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Aerospace & Defense — Continued
7,067	Lockheed Martin Corp.	635,041
1,200	Rockwell Collins, Inc.	69,072
3,800	United Technologies Corp.	315,172

		1,799,201

	Air Freight & Logistics — 0.4%
1,200	C.H. Robinson Worldwide, Inc.	78,588
11,424	FedEx Corp.	1,050,551
4,481	Forward Air Corp.	164,318
51,521	PostNL N.V., (Netherlands)	318,248
20,070	United Parcel Service, Inc., Class B	1,620,050

		3,231,755

	Airlines — 0.2%
26,590	Ryanair Holdings plc, (Ireland), ADR (a)	964,685
76,230	Southwest Airlines Co.	628,135
33,460	U.S. Airways Group, Inc. (a)	253,962
12,780	United Continental Holdings, Inc. (a)	274,770

		2,121,552

	Building Products — 0.1%
3,375	Assa Abloy AB, (Sweden), Class B	105,734
25,983	Fortune Brands Home & Security, Inc. (a)	573,445

		679,179

	Commercial Services & Supplies — 0.2%
21,600	Cintas Corp.	844,992
7,040	Edenred, (France)	211,895
5,275	Iron Mountain, Inc.	151,920
5,125	Republic Services, Inc.	156,620

		1,365,427

	Construction & Engineering — 0.1%
2,005	Bouygues S.A., (France)	61,142
3,275	Chicago Bridge & Iron Co. N.V., (Netherlands)	141,447
4,000	JGC Corp., (Japan)	124,832
20,750	Quanta Services, Inc. (a)	433,675
3,200	URS Corp.	136,064

		897,160

	Electrical Equipment — 0.2%
3,200	AMETEK, Inc.	155,232
3,400	Cooper Industries plc	217,430
1,900	Emerson Electric Co.	99,142
3,344	Franklin Electric Co., Inc.	164,090
3,100	Nexans S.A., (France)	209,418
16,810	Prysmian S.p.A., (Italy)	295,597
4,425	Schneider Electric S.A., (France)	289,487

		1,430,396

	Industrial Conglomerates — 0.3%
18,650	3M Co.	1,663,766
2,950	Danaher Corp.	165,200
6,500	General Electric Co.	130,455
1,330	Siemens AG, (Germany)	134,123
12,248	Tyco International Ltd., (Switzerland)	688,093

		2,781,637

	Machinery — 0.5%
551	Andritz AG, (Austria)	53,935
900	Caterpillar, Inc.	95,868
8,448	Colfax Corp. (a)	297,707
4,225	Eaton Corp.	210,532
1,400	FANUC Corp., (Japan)	250,761
3,340	Flowserve Corp.	385,803
1,800	Gardner Denver, Inc.	113,436
18,050	Illinois Tool Works, Inc.	1,031,016
17,925	Ingersoll-Rand plc, (Ireland)	741,199
3,400	Kurita Water Industries Ltd., (Japan)	83,706
1,100	Nordson Corp.	59,961
980	Organo Corp., (Japan)	6,638
4,360	Pall Corp.	259,987
1,600	SMC Corp., (Japan)	256,049
1,500	SPX Corp.	116,295
1,575	Stanley Black & Decker, Inc.	121,212
6,370	Terex Corp. (a)	143,325
2,300	WABCO Holdings, Inc. (a)	139,104
2,010	Wabtec Corp.	151,494
3,310	Westport Innovations, Inc., (Canada) (a)	135,445

		4,653,473

	Marine — 0.0% (g)
1,270	D/S Norden, (Denmark)	37,926
4,280	Diana Shipping, Inc., (Greece) (a)	38,306
15,000	Mitsui OSK Lines Ltd., (Japan)	65,831
22,000	Nippon Yusen KK, (Japan)	69,697
75,000	Pacific Basin Shipping Ltd., (Hong Kong)	40,664

		252,424

	Professional Services — 0.2%
4,390	Adecco S.A., (Switzerland) (a)	229,931
2,851	Advisory Board Co. (The) (a)	252,655
5,371	Corporate Executive Board Co. (The)	231,007
1,600	IHS, Inc., Class A (a)	149,840
1,600	Manpower, Inc.	75,792
14,250	Nielsen Holdings N.V. (a)	429,495
6,110	Randstad Holding N.V., (Netherlands)	230,840

		1,599,560

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Road & Rail — 0.1%
14,400	Firstgroup plc, (United Kingdom)	54,633
2,600	Kansas City Southern (a)	186,394
6,150	Norfolk Southern Corp.	404,855
800	Union Pacific Corp.	85,984

		731,866

	Trading Companies & Distributors — 0.0% (g)
1,800	Mitsubishi Corp., (Japan)	42,124

	Transportation Infrastructure — 0.0% (g)
14,070	Groupe Eurotunnel S.A., (France)	122,268

	Total Industrials	21,708,022

	Information Technology — 3.0%
	Communications Equipment — 0.4%
6,184	Acme Packet, Inc. (a)	170,184
113,590	Alcatel-Lucent, (France), ADR (a)	257,849
11,753	Ceragon Networks Ltd., (Israel) (a)	111,536
24,630	Cisco Systems, Inc.	520,925
13,629	Ixia (a)	170,226
27,120	Juniper Networks, Inc. (a)	620,506
5,282	NETGEAR, Inc. (a)	201,772
7,410	QUALCOMM, Inc.	504,028
21,180	Riverbed Technology, Inc. (a)	594,734

		3,151,760

	Computers & Peripherals — 0.3%
1,804	Apple, Inc. (a)	1,081,444
34,020	EMC Corp. (a)	1,016,517
23,908	NCR Corp. (a)	519,043
2,200	NetApp, Inc. (a)	98,494

		2,715,498

	Electronic Equipment, Instruments & Components — 0.5%
2,760	Amphenol Corp., Class A	164,965
86,713	Corning, Inc.	1,220,919
2,800	FLIR Systems, Inc.	70,868
1,400	Hamamatsu Photonics KK, (Japan)	53,273
37,000	Hitachi Ltd., (Japan)	239,387
3,550	Jabil Circuit, Inc.	89,176
1,540	Keyence Corp., (Japan)	364,599
3,300	Murata Manufacturing Co., Ltd., (Japan)	196,892
2,400	National Instruments Corp.	68,448
24,000	Nippon Electric Glass Co., Ltd., (Japan)	211,211
32,400	Premier Farnell plc, (United Kingdom)	111,537
32,700	TE Connectivity Ltd., (Switzerland)	1,201,725
2,500	Trimble Navigation Ltd. (a)	136,050

		4,129,050

	Internet Software & Services — 0.3%
2,840	Google, Inc., Class A (a)	1,821,122
11,600	Tencent Holdings Ltd., (China)	323,808
3,300	VeriSign, Inc.	126,522
36,311	Yahoo!, Inc. (a)	552,653

		2,824,105

	IT Services — 0.8%
20,475	Accenture plc, (Ireland), Class A	1,320,638
2,200	Alliance Data Systems Corp. (a)	277,112
9,770	Amadeus IT Holding S.A., (Spain), Class A	184,555
29,130	Amdocs Ltd. (a)	919,925
15,475	Automatic Data Processing, Inc.	854,065
6,630	Cap Gemini S.A., (France)	296,770
4,300	Gartner, Inc. (a)	183,352
10,150	Genpact Ltd., (Bermuda) (a)	165,445
3,100	Global Payments, Inc.	147,157
2,650	International Business Machines Corp.	552,923
5,100	Jack Henry & Associates, Inc.	174,012
1,190	MasterCard, Inc., Class A	500,443
5,500	NeuStar, Inc., Class A (a)	204,875
1,700	Teradata Corp. (a)	115,855
2,400	Vantiv, Inc., Class A (a)	47,112
2,000	VeriFone Systems, Inc. (a)	103,740
5,090	Visa, Inc., Class A	600,620

		6,648,599

	Office Electronics — 0.0% (g)
3,200	Canon, Inc., (Japan)	153,075

	Semiconductors & Semiconductor Equipment — 0.2%
2,800	Altera Corp.	111,496
3,000	Analog Devices, Inc.	121,200
6,004	ASML Holding N.V., (Netherlands)	300,905
11,200	Broadcom Corp., Class A (a)	440,160
5,200	KLA-Tencor Corp.	282,984
2,500	Microchip Technology, Inc.	93,000
767	Samsung Electronics Co., Ltd., (South Korea), GDR	268,991
20,000	Sumco Corp., (Japan) (a)	246,236
5,500	Tokyo Electron Ltd., (Japan)	317,154

		2,182,126

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — 0.5%
1,300	ANSYS, Inc. (a)	84,526
12,430	Autodesk, Inc. (a)	526,038
3,860	CommVault Systems, Inc. (a)	191,610
40,020	Electronic Arts, Inc. (a)	659,530
2,100	Informatica Corp. (a)	111,090
2,000	MICROS Systems, Inc. (a)	110,580
34,625	Microsoft Corp.	1,116,656
26,696	Oracle Corp.	778,455
1,900	Red Hat, Inc. (a)	113,791
1,125	SAP AG, (Germany)	78,576
8,184	Seachange International, Inc. (a)	63,672
2,200	Solera Holdings, Inc.	100,958
3,700	Trend Micro, Inc., (Japan)	114,491
16,167	VASCO Data Security International, Inc. (a)	174,442
7,719	Websense, Inc. (a)	162,794

		4,387,209

	Total Information Technology	26,191,422

	Materials — 0.8%
	Chemicals — 0.5%
1,768	Air Liquide S.A., (France)	235,777
2,200	Air Products & Chemicals, Inc.	201,960
1,900	Airgas, Inc.	169,043
1,900	Dow Chemical Co. (The)	65,816
5,300	Ecolab, Inc.	327,116
15,080	Johnson Matthey plc, (United Kingdom)	568,800
991	Linde AG, (Germany)	177,771
24,930	Monsanto Co.	1,988,417
2,600	Shin-Etsu Chemical Co., Ltd., (Japan)	151,293
1,910	Syngenta AG, (Switzerland) (a)	658,152
3,852	Westlake Chemical Corp.	249,571

		4,793,716

	Construction Materials — 0.1%
12,190	CRH plc, (Ireland)	249,749
3,870	Holcim Ltd., (Switzerland) (a)	251,899

		501,648

	Containers & Packaging — 0.0% (g)
11,730	Owens-Illinois, Inc. (a)	273,778

	Metals & Mining — 0.2%
37,990	Alcoa, Inc.	380,660
6,550	Allegheny Technologies, Inc.	269,663
4,700	Barrick Gold Corp., (Canada)	204,266
4,781	BHP Billiton Ltd., (Australia)	172,353
1,475	Inmet Mining Corp., (Canada)	83,403
6,264	Newcrest Mining Ltd., (Australia)	192,660
1,000	Nucor Corp.	42,950
6,000	Rio Tinto plc, (United Kingdom)	332,563
1,457	Royal Gold, Inc.	95,026

		1,773,544

	Total Materials	7,342,686

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
4,284	Koninklijke KPN N.V., (Netherlands)	47,139
158	Swisscom AG, (Switzerland)	63,895
5,800	Tele Norte Leste Participacoes S.A., (Brazil), ADR	65,830
29,700	Telenor ASA, (Norway)	551,357
800	TELUS Corp. (Non-Voting), (Canada)	45,516

		773,737

	Wireless Telecommunication Services — 0.1%
6,600	SBA Communications Corp., Class A (a)	335,346
9,800	Softbank Corp., (Japan)	291,757

		627,103

	Total Telecommunication Services	1,400,840

	Utilities — 0.1%
	Gas Utilities — 0.0% (g)
69,200	Hong Kong & China Gas Co., Ltd., (Hong Kong)	177,543

	Multi-Utilities — 0.1%
1,600	GDF Suez, (France)	41,358
17,100	National Grid plc, (United Kingdom)	172,348
1,000	PG&E Corp.	43,410

		257,116

	Total Utilities	434,659

	Total Common Stocks (Cost $129,129,822)	147,200,507

Preferred Stocks — 0.0%
	Consumer Staples — 0.0% (g)
	Household Products — 0.0% (g)
2,090	Henkel AG & Co. KGaA, (Germany)	153,163

	Information Technology — 0.0% (g)
	Communications Equipment — 0.0% (g)
150	Lucent Technologies Capital Trust I, 7.750%, 03/15/17 (f) (i)	121,875
	Total Preferred Stocks (Cost $255,907)	275,038

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 76.9%
	Alternative Assets — 8.4%
1,670,182	Eaton Vance Global Macro Absolute Return Fund, Class I	16,635,015
1,006,772	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (b)	18,131,967
1,042,324	JPMorgan Realty Income Fund, Institutional Class Shares (b)	11,674,034
1,668,896	PIMCO CommoditiesPLUS Strategy Fund, Institutional Class Shares	18,591,499
51,400	SPDR Gold Shares (a)	8,333,996

	Total Alternative Assets	73,366,511

	Fixed Income — 13.9%
1,306,898	JPMorgan Core Bond Fund, Class R6 Shares (b)	15,486,742
1,398,798	JPMorgan Floating Rate Income Fund, Select Class Shares (b)	13,736,195
1,051,977	JPMorgan High Yield Fund, Class R6 Shares (b)	8,300,102
1,626,607	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	17,388,428
1,693,729	JPMorgan International Currency Income Fund, Select Class Shares (b)	18,817,326
1,991,041	JPMorgan Multi-Sector Income Fund, Class R6 Shares (b)	20,268,796
1,600,000	JPMorgan Short Duration Bond Fund, Class R6 Shares (b)	17,552,000
819,672	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares (b)	9,467,213

	Total Fixed Income	121,016,802

	International Equity — 18.3%
661,782	Delaware Emerging Markets Fund, Class I	9,251,710
276,900	iShares MSCI ACWI Index Fund	13,069,680
274,300	iShares MSCI All Country Asia ex Japan Index Fund	15,481,492
1,528,600	iShares MSCI EAFE Index Fund	83,920,140
1,514,789	JPMorgan International Value Fund, Class R6 Shares (b)	19,010,596
1,177,767	T. Rowe Price International Funds - New Asia Fund	18,667,609

	Total International Equity	159,401,227

	Money Market — 7.7%
66,997,303	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l)	66,997,303

	U.S. Equity — 28.6%
4,057,862	JPMorgan Growth Advantage Fund, Select Class Shares (a) (b)	42,201,761
1,023,348	JPMorgan Large Cap Growth Fund, Class R6 Shares (b)	25,788,375
586,256	JPMorgan Mid Cap Core Fund, Class R6 Shares (b)	10,634,682
1,917,913	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares (b)	43,325,655
1,075,630	JPMorgan Value Advantage Fund, Institutional Class Shares (b)	21,770,743
363,000	SPDR S&P 500 ETF Trust	51,081,360
438,600	Vanguard Dividend Appreciation ETF	25,680,030
343,000	Vanguard Mid-Cap ETF	27,981,940

	Total U.S. Equity	248,464,546

	Total Investment Companies (Cost $622,998,029)	669,246,389

PRINCIPAL AMOUNT($)
Convertible Bonds — 0.1%
	Consumer Discretionary — 0.1%
	Specialty Retail — 0.1%
150,000	Group 1 Automotive, Inc., SUB, 2.250%, 06/15/36	165,938

	Textiles, Apparel & Luxury Goods — 0.0% (g)
150,000	Iconix Brand Group, Inc., 2.500%, 06/01/16 (e) (m)	146,437

	Total Consumer Discretionary	312,375

	Energy — 0.0% (g)
	Energy Equipment & Services — 0.0% (g)
100,000	Bristow Group, Inc., 3.000%, 06/15/38	105,250
150,000	Hornbeck Offshore Services, Inc., SUB, 1.625%, 11/15/26	162,480

	Total Energy	267,730

	Health Care — 0.0% (g)
	Health Care Equipment & Supplies — 0.0% (g)
50,000	Hologic, Inc., SUB, 2.000%, 12/15/37 (m)	49,688

	Industrials — 0.0% (g)
	Machinery — 0.0% (g)
75,000	Trinity Industries, Inc., 3.875%, 06/01/36 (m)	81,750

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
150,000	Owens-Brockway Glass Container, Inc., 3.000%, 06/01/15 (e) (m)	146,812
	Total Convertible Bonds (Cost $829,821)	858,355

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 2.2%
	Consumer Discretionary — 0.6%
	Auto Components — 0.1%
200,000	Dana Holding Corp., 6.750%, 02/15/21	213,000
200,000	Goodyear Tire & Rubber Co. (The), 8.250%, 08/15/20	212,500
125,000	Tenneco, Inc., 6.875%, 12/15/20	134,375

		559,875

	Diversified Consumer Services — 0.0% (g)
100,000	Affinion Group, Inc., 11.500%, 10/15/15 (f) (i)	94,250
66,443	ServiceMaster Co., VAR, 10.750%, 07/15/15 (e)	69,849

		164,099

	Hotels, Restaurants & Leisure — 0.1%
150,000	Ameristar Casinos, Inc., 7.500%, 04/15/21 (m)	157,312
200,000	Boyd Gaming Corp., 9.125%, 12/01/18	208,250
100,000	Isle of Capri Casinos, Inc., 7.000%, 03/01/14	99,500
200,000	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	218,500
200,000	Vail Resorts, Inc., 6.500%, 05/01/19	210,000

		893,562

	Media — 0.3%
200,000	Allbritton Communications Co., 8.000%, 05/15/18	213,500
100,000	Cablevision Systems Corp., 8.000%, 04/15/20 (m)	105,750
	CCO Holdings LLC/CCO Holdings Capital Corp.,
200,000	6.500%, 04/30/21 (m)	207,000
100,000	6.625%, 01/31/22 (m)	103,750
250,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e) (m)	268,437
100,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20 (e)	98,000
150,000	CSC Holdings LLC, 6.750%, 11/15/21 (e) (m)	156,188
200,000	Cumulus Media Holdings, Inc., 7.750%, 05/01/19 (e)	189,000
200,000	DISH DBS Corp., 6.750%, 06/01/21 (m)	215,500
200,000	Gray Television, Inc., 10.500%, 06/29/15	208,000
125,000	Lamar Media Corp., 5.875%, 02/01/22 (e)	127,188
150,000	Mediacom LLC/Mediacom Capital Corp., 7.250%, 02/15/22 (e)	151,500
150,000	Production Resource Group, Inc., 8.875%, 05/01/19 (e)	127,125
200,000	Valassis Communications, Inc., 6.625%, 02/01/21	205,000
175,000	XM Satellite Radio, Inc., 7.625%, 11/01/18 (e)	189,000

		2,564,938

	Specialty Retail — 0.0% (g)
100,000	Jo-Ann Stores, Inc., 8.125%, 03/15/19 (e)	100,500
150,000	Michael’s Stores, Inc., 7.750%, 11/01/18	159,750
200,000	Penske Automotive Group, Inc., 7.750%, 12/15/16	208,252

		468,502

	Textiles, Apparel & Luxury Goods — 0.1%
250,000	Hanesbrands, Inc., 6.375%, 12/15/20 (m)	256,875
160,000	Levi Strauss & Co., 8.875%, 04/01/16	165,202
125,000	Polymer Group, Inc., 7.750%, 02/01/19	131,562

		553,639

	Total Consumer Discretionary	5,204,615

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
150,000	Ingles Markets, Inc., 8.875%, 05/15/17	162,375
125,000	Pantry, Inc. (The), 7.750%, 02/15/14	124,844
200,000	SUPERVALU, Inc., 7.500%, 11/15/14	203,500
100,000	U.S. Foodservice, 8.500%, 06/30/19 (e)	101,250

		591,969

	Food Products — 0.0% (g)
125,000	Del Monte Corp., 7.625%, 02/15/19 (m)	124,375
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
100,000	8.250%, 09/01/17	108,500
115,000	9.250%, 04/01/15	118,162

		351,037

	Total Consumer Staples	943,006

	Energy — 0.3%
	Energy Equipment & Services — 0.1%
100,000	Basic Energy Services, Inc., 7.750%, 02/15/19	102,500
200,000	Frac Tech Services LLC/Frac Tech Finance, Inc., 7.125%, 11/15/18 (e)	209,000
	SESI LLC,
150,000	6.375%, 05/01/19	159,000
100,000	7.125%, 12/15/21 (e)	108,000
200,000	Unit Corp., 6.625%, 05/15/21	204,500

		783,000

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — 0.2%
150,000	Alpha Natural Resources, Inc., 6.000%, 06/01/19	135,750
150,000	Arch Coal, Inc., 7.000%, 06/15/19 (e) (m)	138,375
200,000	Chaparral Energy, Inc., 8.875%, 02/01/17	209,000
200,000	Chesapeake Energy Corp., 6.775%, 03/15/19 (m)	198,500
200,000	Copano Energy LLC/Copano Energy Finance Corp., 7.125%, 04/01/21	210,500
150,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	135,375
100,000	Inergy LP/Inergy Finance Corp., 7.000%, 10/01/18	97,500
200,000	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19 (e)	196,000
200,000	Oasis Petroleum, Inc., 7.250%, 02/01/19	210,500
150,000	Plains Exploration & Production Co., 6.750%, 02/01/22	156,750
150,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	159,000

		1,847,250

	Total Energy	2,630,250

	Financials — 0.1%
	Capital Markets — 0.0% (g)
125,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22 (m)	127,500

	Commercial Banks — 0.0% (g)
250,000	CIT Group, Inc., 7.000%, 05/02/16 (e) (m)	250,625

	Consumer Finance — 0.1%
100,000	Ally Financial, Inc., 6.750%, 12/01/14 (m)	104,750
200,000	Ford Motor Credit Co. LLC, 5.000%, 05/15/18 (m)	207,171

		311,921

	Diversified Financial Services — 0.0% (g)
100,000	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18 (m)	110,250

	Real Estate Investment Trusts (REITs) — 0.0% (g)
175,000	Felcor Lodging LP, 6.750%, 06/01/19	176,750

	Real Estate Management & Development — 0.0% (g)
150,000	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 05/01/21	156,750

	Total Financials	1,133,796

	Health Care — 0.2%
	Health Care Equipment & Supplies — 0.0% (g)
150,000	Biomet, Inc., 11.625%, 10/15/17	162,188

	Health Care Providers & Services — 0.1%
125,000	DaVita, Inc., 6.625%, 11/01/20 (m)	130,625
300,000	HCA Holdings, Inc., 7.750%, 05/15/21 (m)	310,125
100,000	Multiplan, Inc., 9.875%, 09/01/18 (e)	108,000
150,000	Tenet Healthcare Corp., 8.000%, 08/01/20	154,500
100,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18 (m)	102,000

		805,250

	Health Care Technology — 0.0% (g)
200,000	MedAssets, Inc., 8.000%, 11/15/18	210,000

	Pharmaceuticals — 0.1%
150,000	Valeant Pharmaceuticals International, 6.750%, 10/01/17 (e)	151,875
125,000	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.750%, 09/15/18	130,312

		282,187

	Total Health Care	1,459,625

	Industrials — 0.3%
	Aerospace & Defense — 0.0% (g)
150,000	Huntington Ingalls Industries, Inc., 7.125%, 03/15/21	160,688

	Airlines — 0.0% (g)
200,000	AMGH Merger Sub, Inc., 9.250%, 11/01/18 (e)	208,000

	Commercial Services & Supplies — 0.1%
100,000	ARAMARK Corp., 8.500%, 02/01/15 (m)	102,501
200,000	ARAMARK Holdings Corp., PIK, 8.625%, 05/01/16 (e)	205,000
	Iron Mountain, Inc.,
150,000	6.625%, 01/01/16	150,000
150,000	8.000%, 06/15/20	158,250
100,000	R.R. Donnelley & Sons Co., 7.250%, 05/15/18	97,000
	West Corp.,
200,000	7.875%, 01/15/19	213,000
50,000	8.625%, 10/01/18	54,875

		980,626

	Industrial Conglomerates — 0.0% (g)
125,000	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	134,062

	Machinery — 0.0% (g)
150,000	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	155,250

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Machinery — Continued
100,000	Meritor, Inc., 8.125%, 09/15/15	105,500

		260,750

	Road & Rail — 0.1%
175,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	182,438
100,000	Hertz Corp. (The), 6.750%, 04/15/19	103,500

		285,938

	Trading Companies & Distributors — 0.1%
200,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 02/01/21	213,000
100,000	UR Financing Escrow Corp., 5.750%, 07/15/18 (e) (m)	102,375

		315,375

	Total Industrials	2,345,439

	Information Technology — 0.2%
	Communications Equipment — 0.1%
100,000	Avaya, Inc., 9.750%, 11/01/15	98,500
250,000	CommScope, Inc., 8.250%, 01/15/19 (e)	266,250

		364,750

	Electronic Equipment, Instruments & Components — 0.0% (g)
200,000	Sanmina-SCI Corp., 7.000%, 05/15/19 (e)	204,000

	Internet Software & Services — 0.0% (g)
150,000	Equinix, Inc., 7.000%, 07/15/21	164,625

	IT Services — 0.0% (g)
250,000	SunGard Data Systems, Inc., 7.625%, 11/15/20 (m)	266,875

	Semiconductors & Semiconductor Equipment — 0.1%
200,000	Advanced Micro Devices, Inc., 7.750%, 08/01/20	220,000
100,000	MEMC Electronic Materials, Inc., 7.750%, 04/01/19	79,500
200,000	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	209,250

		508,750

	Total Information Technology	1,509,000

	Materials — 0.1%
	Chemicals — 0.0% (g)
150,000	Ferro Corp., 7.875%, 08/15/18	153,000
175,000	Huntsman International LLC, 5.500%, 06/30/16	174,781

		327,781

	Containers & Packaging — 0.1%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
150,000	8.750%, 10/15/16 (e) (m)	158,625
100,000	9.250%, 05/15/18 (e) (m)	99,750
100,000	9.875%, 08/15/19 (e) (m)	102,250
150,000	Sealed Air Corp., 8.125%, 09/15/19 (e) (m)	165,563

		526,188

	Metals & Mining — 0.0% (g)
100,000	JMC Steel Group, 8.250%, 03/15/18 (e)	104,000

	Total Materials	957,969

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.2%
150,000	Frontier Communications Corp., 8.500%, 04/15/20 (m)	157,875
200,000	GCI, Inc., 6.750%, 06/01/21	201,250
	Hughes Satellite Systems Corp.,
100,000	6.500%, 06/15/19 (m)	104,500
100,000	7.625%, 06/15/21	107,250
100,000	Intelsat Jackson Holdings S.A., (Luxembourg), 7.500%, 04/01/21 (m)	105,125
	Intelsat Luxembourg S.A., (Luxembourg),
100,000	11.250%, 02/04/17 (m)	104,000
110,000	PIK, 12.500%, 02/04/17 (e)	113,300
100,000	Level 3 Financing, Inc., 8.125%, 07/01/19 (e) (m)	103,250
150,000	PAETEC Holding Corp., 9.875%, 12/01/18	169,500
150,000	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	158,625
225,000	Windstream Corp., 7.750%, 10/15/20 (m)	240,750

		1,565,425

	Wireless Telecommunication Services — 0.0% (g)
	Nextel Communications, Inc.,
50,000	Series E, 6.875%, 10/31/13 (m)	50,000
100,000	Series D, 7.375%, 08/01/15 (m)	96,500
100,000	Sprint Nextel Corp., 7.000%, 03/01/20 (e) (m)	101,500
200,000	Syniverse Holdings, Inc., 9.125%, 01/15/19	220,500

		468,500

	Total Telecommunication Services	2,033,925

	Utilities — 0.1%
	Independent Power Producers & Energy Traders — 0.1%
150,000	AES Corp. (The), 7.375%, 07/01/21 (e) (m)	165,750
200,000	Calpine Corp., 7.500%, 02/15/21 (e) (m)	213,500

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Independent Power Producers & Energy Traders — Continued
	NRG Energy, Inc.,
100,000	7.875%, 05/15/21 (m)	96,000
100,000	8.250%, 09/01/20 (m)	98,500

	Total Utilities	573,750

	Total Corporate Bonds (Cost $18,534,751)	18,791,375

Structured Notes — 2.9%
	International Equity — 1.5%
12,000,000	Deutsche Bank AG, Knock-Out Buffer Notes, Linked to the iShares MSCI Emerging Markets Index Fund, maximum return of 20.050%, due 12/26/12 (a)	13,306,800

	U.S. Equity — 1.4%
12,100,000	HSBC USA, Inc., Dual Index Notes, Linked to the S&P 500 Index and the MSCI All Country Asia Ex Japan Index, Zero Coupon, due 12/13/12 (a)	12,022,560

	Total Structured Notes (Cost $24,100,000)	25,329,360

Loan Participations & Assignments — 0.1%
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
	BJ’s Wholesale Club, Inc.
627	5.250%, 09/27/18	629
249,373	5.250%, 09/28/18	250,478

	Total Consumer Discretionary	251,107

	Financials — 0.1%
	Insurance — 0.1%
250,000	Asurion LLC, (Germany), 6.250%, 05/24/19	252,768

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
250,000	Level 3 Financing Inc., 5.750%, 09/01/18	252,240

	Total Loan Participations & Assignments (Cost $741,425)	756,115

	Total Investments — 99.1% (Cost $796,589,755)	862,457,139
	Other Assets in Excess of Liabilities — 0.9%	7,796,269

	NET ASSETS — 100.0%	$870,253,408

Percentages indicated are based on net assets.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	— American Depositary Receipt
CVA	— Dutch Certification
EAFE	— Europe, Australasia, and Far East
ETF	— Exchange Traded Fund
FDR	— Fiduciary Depositary Receipt
GDR	— Global Depositary Receipt
MSCI	— Morgan Stanley Capital International
PIK	— Payment-in-Kind
SPDR	— Standard & Poor’s Depository Receipts
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2012.
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2012.

(a)	— Non-income producing security
(b)	— Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—     Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—     Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value approximately $285,195 which amounts to less than 0.0% of total investments. In addition, the value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $30,773,113 and 3.57%, respectively.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of March 31, 2012.
(m)

—     All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,323,866
Aggregate gross unrealized depreciation	(8,456,482)

Net unrealized appreciation/depreciation	$65,867,384

Federal income tax cost of investments	$796,589,755

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$19,191,356	$3,972,453	$69,070	$23,232,879
Consumer Staples	7,641,442	9,031,607	—	16,673,049
Energy	12,021,733	2,103,684	—	14,125,417
Financials	14,338,899	3,942,444	—	18,281,343
Health Care	13,046,034	4,764,156	—	17,810,190
Industrials	17,164,880	4,543,142	—	21,708,022
Information Technology	22,472,113	3,719,309	—	26,191,422
Materials	4,351,669	2,991,017	—	7,342,686
Telecommunication Services	380,862	1,019,978	—	1,400,840
Utilities	43,410	391,249	—	434,659

Total Common Stocks	110,652,398	36,479,039	69,070	147,200,507

Preferred Stocks
Consumer Staples	—	153,163	—	153,163
Information Technology	—	—	121,875	121,875

Total Preferred Stocks	—	153,163	121,875	275,038

Debt Securities
Convertible Bonds
Consumer Discretionary	—	312,375	—	312,375
Energy	—	267,730	—	267,730
Health Care	—	49,688	—	49,688
Industrials	—	81,750	—	81,750
Materials	—	146,812	—	146,812

Total Convertible Bonds	—	858,355	—	858,355

Corporate Bonds
Consumer Discretionary	—	5,110,365	94,250	5,204,615
Consumer Staples	—	943,006	—	943,006
Energy	—	2,630,250	—	2,630,250
Financials	—	1,133,796	—	1,133,796
Health Care	—	1,459,625	—	1,459,625
Industrials	—	2,345,439	—	2,345,439
Information Technology	—	1,509,000	—	1,509,000
Materials	—	957,969	—	957,969
Telecommunication Services	—	2,033,925	—	2,033,925
Utilities	—	573,750	—	573,750

Total Corporate Bonds	—	18,697,125	94,250	18,791,375

Loan Participations & Assignments
Consumer Discretionary	—	251,107	—	251,107
Financials	—	252,768	—	252,768

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Telecommunication Services	$—	$252,240	$—	$252,240

Total Loan Participations & Assignments	—	756,115	—	756,115

Investment Companies	669,246,389	—	—	669,246,389
Structured Note	—	25,329,360	—	25,329,360

Total Investments in Securities	$779,898,787	$82,273,157	$285,195	$862,457,139

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 06/30/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases(1)	Sales(2)	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/12
Investments in Securities
Common Stocks - Consumer Discretionary	$—	$—	$(1,617)	$—	$—	$—	$70,687	$—	$69,070
Corporate Bonds - Consumer Discretionary	—	(1,738)	(6,346)	(791)	—	(103,375)	206,500	—	94,250
Preferred Stocks - Information Technology	—	—	(25,688)	—	—	—	147,563	—	121,875

	$—	$(1,738)	$(33,651)	$(791)	$—	$(103,375)	$424,750	$—	$285,195

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to $(33,651).

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 2.3%
Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
84	Copano Energy LLC	2,999
111	Kinder Morgan Management LLC (a)	8,284
230	Linn Energy LLC	8,774
46	NuStar GP Holdings LLC	1,593

	Total Energy	21,650

Financials — 0.7%
	Real Estate Investment Trusts (REITs) — 0.7%
4,725	Annaly Capital Management, Inc.	74,750

Industrials — 0.6%
	Aerospace & Defense — 0.6%
475	Goodrich Corp.	59,584

Information Technology — 0.8%
	Communications Equipment — 0.8%
1,960	Motorola Mobility Holdings, Inc. (a)	76,910

	Total Common Stocks (Cost $234,301)	232,894

Master Limited Partnerships — 1.8%
Energy — 1.8%
	Oil, Gas & Consumable Fuels — 1.8%
20	Alliance Holdings GP LP	871
26	Alliance Resource Partners LP	1,563
93	Boardwalk Pipeline Partners LP	2,461
109	Buckeye Partners LP	6,669
30	Chesapeake Midstream Partners LP	892
42	DCP Midstream Partners LP	1,925
151	El Paso Pipeline Partners LP	5,268
223	Enbridge Energy Partners LP	6,906
210	Energy Transfer Equity LP	8,463
205	Energy Transfer Partners LP	9,617
706	Enterprise Products Partners LP	35,631
42	EV Energy Partner LP	2,923
59	Genesis Energy LP	1,814
139	Inergy LP	2,275
274	Kinder Morgan Energy Partners LP	22,673
42	Legacy Reserves LP	1,215
148	Magellan Midstream Partners LP	10,706
104	MarkWest Energy Partners LP	6,079
80	Natural Resource Partners LP	1,919
68	NuStar Energy LP	4,017
152	ONEOK Partners LP	8,310
41	PAA Natural Gas Storage LP	779
71	Penn Virginia Resource Partners LP	1,550
169	Plains All American Pipeline LP	13,258
155	Regency Energy Partners LP	3,811
46	Spectra Energy Partners LP	1,470
90	Sunoco Logistics Partners LP	3,403
93	Targa Resources Partners LP	3,857
47	TC Pipelines LP	2,113
43	Teekay LNG Partners LP, (Bahamas)	1,684
54	Teekay Offshore Partners LP, (Bahamas)	1,561
58	Western Gas Partners LP	2,677
93	Williams Partners LP	5,263

	Total Energy	183,623

Utilities — 0.0% (g)
	Gas Utilities — 0.0% (g)
42	Amerigas Partners LP	1,702
67	Ferrellgas Partners LP	1,010
46	Suburban Propane Partners LP	1,978

	Total Utilities	4,690

	Total Master Limited Partnerships (Cost $170,065)	188,313

Investment Companies — 83.9%
	Alternative Assets — 43.9%
14,067	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (b)	253,343
71,983	Highbridge Statistical Market Neutral Fund, Select Class Shares (a) (b)	1,086,941
12,794	JPMorgan Global Natural Resources Fund, Select Class Shares (b)	165,810
108,961	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a) (b)	1,074,352
24,958	JPMorgan Realty Income Fund, Institutional Class Shares (b)	279,531
72,664	JPMorgan Research Market Neutral Fund, Select Class Shares (a) (b)	1,076,882
2,518	ProShares Ultra Gold (a)	222,591
1,543	ProShares VIX Mid-Term Futures ETF (a) †	87,673
4,097	ProShares VIX Short-Term Futures ETF (a) †	146,550
6,353	Security Capital U.S. Core Real Estate Securities Fund, Select Class Shares (b)	102,603

	Total Alternative Assets	4,496,276

	Fixed Income — 29.9%
15,438	JPMorgan Credit Opportunities Fund, Select Class Shares (b)	156,077
49,361	JPMorgan Emerging Markets Debt Fund, Select Class Shares (b)	417,597
42,770	JPMorgan Floating Rate Income Fund, Select Class Shares (b)	419,999
53,204	JPMorgan High Yield Fund, Select Class Shares (b)	419,780
145,062	JPMorgan Inflation Managed Bond Fund, Select Class Shares (b)	1,550,711

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — (continued)
9,088	JPMorgan Strategic Income Opportunities Fund, Select Class Shares (b)	104,966

	Total Fixed Income	3,069,130

	International Equity — 5.0%
23,623	JPMorgan Emerging Economies Fund, Select Class Shares (b)	322,689
4,658	PowerShares Emerging Markets Infrastructure Portfolio	199,735

	Total International Equity	522,424

	U.S. Equity — 5.1%
9,791	JPMorgan Equity Income Fund, Select Class Shares (b)	99,865
18,651	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares (b)	421,333

	Total U.S. Equity	521,198

	Total Investment Companies (Cost $8,466,372)	8,609,028

PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 5.6%
	U.S. Treasury Bonds,
10,000	4.375%, 02/15/38	12,008
224,000	9.875%, 11/15/15	297,919
260,000	U.S. Treasury Note, 0.625%, 07/31/12	260,427

	Total U.S. Treasury Obligations (Cost $559,121)	570,354

SHARES
Short-Term Investment — 7.0%
	Investment Company — 7.0%
720,969	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $720,969)	720,969

	Total Investments — 100.6% (Cost $10,150,828)	10,321,558
	Liabilities in Excess of Other Assets — (0.6)%	(66,620)

	NET ASSETS — 100.0%	$10,254,938

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
†	Publicly traded partnership that is not registered under the Investment Company Act of 1940, as amended.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$343,557
Aggregate gross unrealized depreciation	(172,827)

Net unrealized appreciation/depreciation	$170,730

Federal income tax cost of investments	$10,150,828

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,751,204	$570,354	$—	$10,321,558

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of U.S. Treasury Obligations. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.4%
Consumer Discretionary — 14.0%
	Auto Components — 0.5%
142	Johnson Controls, Inc.	4,603
14	TRW Automotive Holdings Corp. (a)	650

		5,253

	Automobiles — 0.4%
169	General Motors Co. (a)	4,328

	Diversified Consumer Services — 0.1%
4	DeVry, Inc.	142
50	H&R Block, Inc.	829

		971

	Hotels, Restaurants & Leisure — 1.5%
137	Carnival Corp.	4,388
76	McDonald’s Corp.	7,465
36	Yum! Brands, Inc.	2,571

		14,424

	Household Durables — 0.5%
176	D.R. Horton, Inc.	2,666
1	NVR, Inc. (a)	436
148	PulteGroup, Inc. (a)	1,310

		4,412

	Internet & Catalog Retail — 0.7%
27	Amazon.com, Inc. (a)	5,476
47	Expedia, Inc.	1,555

		7,031

	Media — 5.2%
326	CBS Corp. (Non-Voting), Class B	11,055
450	Comcast Corp., Class A	13,496
92	DIRECTV, Class A (a)	4,546
36	Discovery Communications, Inc., Class A (a)	1,796
455	Time Warner, Inc.	17,179
60	Walt Disney Co. (The)	2,609

		50,681

	Multiline Retail — 1.5%
74	Kohl’s Corp.	3,709
103	Macy’s, Inc.	4,097
111	Target Corp.	6,494

		14,300

	Specialty Retail — 2.4%
37	Abercrombie & Fitch Co., Class A	1,831
14	AutoZone, Inc. (a)	5,339
143	Home Depot, Inc. (The)	7,210
260	Lowe’s Cos., Inc.	8,160
9	Tiffany & Co.	615

		23,155

	Textiles, Apparel & Luxury Goods — 1.2%
46	NIKE, Inc., Class B	4,940
48	V.F. Corp.	6,950

		11,890

	Total Consumer Discretionary	136,445

Consumer Staples — 8.8%
	Beverages — 1.7%
152	Coca-Cola Co. (The)	11,283
53	Coca-Cola Enterprises, Inc.	1,522
21	Constellation Brands, Inc., Class A (a)	502
27	Dr. Pepper Snapple Group, Inc.	1,071
35	PepsiCo, Inc.	2,342

		16,720

	Food & Staples Retailing — 1.3%
178	CVS Caremark Corp.	7,982
24	Kroger Co. (The)	582
65	Wal-Mart Stores, Inc.	3,966

		12,530

	Food Products — 2.5%
140	Archer-Daniels-Midland Co.	4,439
42	Campbell Soup Co.	1,415
90	General Mills, Inc.	3,566
260	Kraft Foods, Inc., Class A	9,894
49	Ralcorp Holdings, Inc. (a)	3,593
60	Tyson Foods, Inc., Class A	1,157

		24,064

	Household Products — 1.5%
225	Procter & Gamble Co. (The)	15,120

	Tobacco — 1.8%
31	Altria Group, Inc.	948
183	Philip Morris International, Inc.	16,238

		17,186

	Total Consumer Staples	85,620

Energy — 11.0%
	Energy Equipment & Services — 2.4%
117	Baker Hughes, Inc.	4,895
34	Cameron International Corp. (a)	1,801
56	Ensco plc, (United Kingdom), ADR	2,969
132	Halliburton Co.	4,391
68	Nabors Industries Ltd., (Bermuda) (a)	1,195
60	National Oilwell Varco, Inc.	4,802

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
23	Schlumberger Ltd.	1,592
112	Weatherford International Ltd., (Switzerland) (a)	1,690

		23,335

	Oil, Gas & Consumable Fuels — 8.6%
58	Anadarko Petroleum Corp.	4,544
24	Apache Corp.	2,370
148	Chevron Corp.	15,895
112	ConocoPhillips	8,512
68	EOG Resources, Inc.	7,521
81	EQT Corp.	3,915
148	Exxon Mobil Corp.	12,852
70	Marathon Petroleum Corp.	3,018
78	Occidental Petroleum Corp.	7,450
60	Peabody Energy Corp.	1,740
19	Pioneer Natural Resources Co.	2,087
60	Range Resources Corp.	3,506
23	Sunoco, Inc.	881
127	Valero Energy Corp.	3,281
216	Williams Cos., Inc. (The)	6,641

		84,213

	Total Energy	107,548

Financials — 14.3%
	Capital Markets — 1.7%
25	Goldman Sachs Group, Inc. (The)	3,062
148	Invesco Ltd.	3,938
27	Legg Mason, Inc.	762
109	Morgan Stanley	2,145
150	State Street Corp.	6,803

		16,710

	Commercial Banks — 3.4%
46	Comerica, Inc.	1,488
218	Huntington Bancshares, Inc.	1,409
179	KeyCorp	1,521
588	Popular, Inc. (a)	1,205
80	SunTrust Banks, Inc.	1,931
52	U.S. Bancorp	1,644
708	Wells Fargo & Co.	24,176

		33,374

	Consumer Finance — 1.6%
97	American Express Co.	5,640
173	Capital One Financial Corp.	9,617

		15,257

	Diversified Financial Services — 3.0%
915	Bank of America Corp.	8,754
286	Citigroup, Inc.	10,437
10	CME Group, Inc.	2,974
39	IntercontinentalExchange, Inc. (a)	5,327
59	NYSE Euronext	1,783

		29,275

	Insurance — 2.5%
30	ACE Ltd., (Switzerland)	2,219
57	Allstate Corp. (The)	1,870
52	Axis Capital Holdings Ltd., (Bermuda)	1,722
29	Berkshire Hathaway, Inc., Class B (a)	2,378
21	Everest Re Group Ltd., (Bermuda)	1,972
231	MetLife, Inc.	8,627
83	Prudential Financial, Inc.	5,287

		24,075

	Real Estate Investment Trusts (REITs) — 1.8%
39	Alexandria Real Estate Equities, Inc.	2,881
47	BioMed Realty Trust, Inc.	894
8	Colonial Properties Trust	178
89	Education Realty Trust, Inc.	968
35	Equity Lifestyle Properties, Inc.	2,406
21	Mid-America Apartment Communities, Inc.	1,374
43	Pebblebrook Hotel Trust	969
107	Pennsylvania Real Estate Investment Trust	1,637
39	Post Properties, Inc.	1,813
41	Senior Housing Properties Trust	906
14	Vornado Realty Trust	1,154
81	Weyerhaeuser Co.	1,780

		16,960

	Real Estate Management & Development — 0.2%
36	Howard Hughes Corp. (The) (a)	2,312

	Thrifts & Mortgage Finance — 0.1%
47	Washington Federal, Inc.	794

	Total Financials	138,757

Health Care — 10.8%
	Biotechnology — 2.6%
18	Alexion Pharmaceuticals, Inc. (a)	1,690
59	Biogen Idec, Inc. (a)	7,394
13	BioMarin Pharmaceutical, Inc. (a)	428
112	Celgene Corp. (a)	8,649
62	Gilead Sciences, Inc. (a)	3,009
87	Human Genome Sciences, Inc. (a)	720

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Biotechnology — Continued
14	Onyx Pharmaceuticals, Inc. (a)	524
68	Vertex Pharmaceuticals, Inc. (a)	2,797

		25,211

	Health Care Equipment & Supplies — 1.0%
175	Covidien plc, (Ireland)	9,562

	Health Care Providers & Services — 2.1%
28	Cigna Corp.	1,374
53	Humana, Inc.	4,912
35	McKesson Corp.	3,032
189	UnitedHealth Group, Inc.	11,127

		20,445

	Pharmaceuticals — 5.1%
74	Abbott Laboratories	4,523
64	Allergan, Inc.	6,088
639	Merck & Co., Inc.	24,540
186	Mylan, Inc. (a)	4,371
462	Pfizer, Inc.	10,462

		49,984

	Total Health Care	105,202

Industrials — 11.1%
	Aerospace & Defense — 2.5%
26	General Dynamics Corp.	1,938
19	Rockwell Collins, Inc.	1,082
252	United Technologies Corp.	20,885

		23,905

	Air Freight & Logistics — 0.9%
23	FedEx Corp.	2,133
83	United Parcel Service, Inc., Class B	6,684

		8,817

	Building Products — 0.3%
223	Masco Corp.	2,975

	Commercial Services & Supplies — 0.0% (g)
15	Avery Dennison Corp.	449

	Construction & Engineering — 0.8%
136	Fluor Corp.	8,168

	Electrical Equipment — 1.0%
189	Emerson Electric Co.	9,886

	Industrial Conglomerates — 1.4%
3	3M Co.	283
220	General Electric Co.	4,425
150	Tyco International Ltd., (Switzerland)	8,438

		13,146

	Machinery — 1.4%
128	PACCAR, Inc.	5,978
86	SPX Corp.	6,645
21	Timken Co.	1,040

		13,663

	Road & Rail — 2.8%
503	CSX Corp.	10,831
66	Norfolk Southern Corp.	4,349
109	Union Pacific Corp.	11,692

		26,872

	Total Industrials	107,881

Information Technology — 19.5%
	Communications Equipment — 2.2%
486	Cisco Systems, Inc.	10,280
158	QUALCOMM, Inc.	10,747

		21,027

	Computers & Peripherals — 7.2%
88	Apple, Inc. (a)	52,580
110	EMC Corp. (a)	3,297
194	Hewlett-Packard Co.	4,625
70	NetApp, Inc. (a)	3,138
123	SanDisk Corp. (a)	6,075

		69,715

	Internet Software & Services — 1.7%
27	AOL, Inc. (a)	512
51	eBay, Inc. (a)	1,881
22	Google, Inc., Class A (a)	14,422

		16,815

	IT Services — 2.5%
93	Accenture plc, (Ireland), Class A	6,000
89	Cognizant Technology Solutions Corp., Class A (a)	6,869
62	Fidelity National Information Services, Inc.	2,063
155	Genpact Ltd., (Bermuda) (a)	2,527
34	International Business Machines Corp.	7,144

		24,603

	Semiconductors & Semiconductor Equipment — 1.6%
141	Altera Corp.	5,595
193	Applied Materials, Inc.	2,403
4	KLA-Tencor Corp.	201
110	Lam Research Corp. (a)	4,894
159	ON Semiconductor Corp. (a)	1,434
40	Xilinx, Inc.	1,471

		15,998

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Software — 4.3%
45	Citrix Systems, Inc. (a)	3,543
679	Microsoft Corp.	21,912
498	Oracle Corp.	14,523
19	VMware, Inc., Class A (a)	2,146

		42,124

	Total Information Technology	190,282

Materials — 3.1%
	Chemicals — 2.3%
80	Air Products & Chemicals, Inc.	7,337
271	E.I. du Pont de Nemours & Co.	14,362
22	Mosaic Co. (The)	1,222

		22,921

	Containers & Packaging — 0.3%
53	Crown Holdings, Inc. (a)	1,959
35	Sealed Air Corp.	680

		2,639

	Metals & Mining — 0.5%
220	Alcoa, Inc.	2,202
69	United States Steel Corp.	2,015
14	Walter Energy, Inc.	811

		5,028

	Total Materials	30,588

Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
76	AT&T, Inc.	2,364
369	Verizon Communications, Inc.	14,107

		16,471

	Wireless Telecommunication Services — 0.0% (g)
6	Sprint Nextel Corp. (a)	18

	Total Telecommunication Services	16,489

Utilities — 3.1%
	Electric Utilities — 1.6%
97	FirstEnergy Corp.	4,427
60	NextEra Energy, Inc.	3,648
17	Northeast Utilities	641
250	NV Energy, Inc.	4,027
87	PPL Corp.	2,464

		15,207

	Gas Utilities — 0.4%
50	AGL Resources, Inc.	1,954
63	Atmos Energy Corp.	1,991

		3,945

	Multi-Utilities — 1.1%
81	DTE Energy Co.	4,448
147	PG&E Corp.	6,368

		10,816

	Total Utilities	29,968

	Total Common Stocks (Cost $789,438)	948,780

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
2,010	U.S. Treasury Note, 0.625%, 06/30/12 (k) (Cost $2,012)	2,012

SHARES
Short-Term Investment — 2.3%
	Investment Company — 2.3%
22,848	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $22,848)	22,848

	Total Investments — 100.0% (Cost $814,298)	973,640
	Other Assets in Excess of Liabilities — 0.0% (g)	477

	NET ASSETS — 100.0%	$974,117

Percentages indicated are based on net assets.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
348	E-mini S&P 500	06/15/12	$24,416	$842

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	— American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$164,279
Aggregate gross unrealized depreciation	(4,937)

Net unrealized appreciation/depreciation	$159,342

Federal income tax cost of investments	$814,298

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$971,628	$2,012	$—	$973,640
Appreciation in Other Financial Instruments
Futures Contracts	$842	$—	$—	$842

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 58.9%
Consumer Discretionary — 8.5%
		Auto Components — 0.4%
21		Allison Transmission Holdings, Inc. (a) (m)	501
6		BorgWarner, Inc. (a)	481
18		Bridgestone Corp., (Japan) (m)	433
3		Dana Holding Corp.	48
46		Johnson Controls, Inc.	1,484
24		Spartan Motors, Inc.	125
5		Superior Industries International, Inc.	96
2		TRW Automotive Holdings Corp. (a)	103

			3,271

		Automobiles — 1.3%
6		Bayerische Motoren Werke AG, (Germany) (m)	525
219		China Motor Corp., (Taiwan)	214
226		Dongfeng Motor Group Co., Ltd., (China), Class H	410
42		Ford Motor Co.	528
70		General Motors Co. (a)	1,800
152		Great Wall Motor Co., Ltd., (China), Class H (a)	295
13		Harley-Davidson, Inc.	639
40		Honda Motor Co., Ltd., (Japan) (m)	1,533
4		Hyundai Motor Co., (South Korea)	733
7		Kia Motors Corp., (South Korea)	440
66		Nissan Motor Co., Ltd., (Japan) (m)	712
17		Tata Motors Ltd., (India), ADR	452
7		Tesla Motors, Inc. (a)	275
19		Toyota Motor Corp., (Japan)	814

			9,370

		Distributors — 0.1%
7		Genuine Parts Co.	427
21		Imperial Holdings Ltd., (South Africa)	419

			846

		Diversified Consumer Services — 0.1%
7		American Public Education, Inc. (a) (m)	274
1		Apollo Group, Inc., Class A (a) (m)	54
3		Coinstar, Inc. (a)	210
–	(h)	DeVry, Inc.	6
2		H&R Block, Inc.	31
4		Regis Corp.	68
2		School Specialty, Inc. (a)	6

			649

		Hotels, Restaurants & Leisure — 1.3%
10		Accor S.A., (France)	365
10		Ameristar Casinos, Inc. (m)	188
3		Bally Technologies, Inc. (a)	159
1		Biglari Holdings, Inc. (a)	403
4		BJ’s Restaurants, Inc. (a)	206
6		Brinker International, Inc.	168
15		Carnival Corp.	490
–	(h)	DineEquity, Inc. (a)	5
41		Intercontinental Hotels Group plc, (United Kingdom) (m)	958
4		Interval Leisure Group, Inc.	64
12		Kangwon Land, Inc., (South Korea)	267
9		Las Vegas Sands Corp.	524
30		Marriott International, Inc., Class A	1,141
6		McDonald’s Corp.	567
15		Monarch Casino & Resort, Inc. (a)	153
9		Multimedia Games Holding Co., Inc. (a)	95
4		PF Chang’s China Bistro, Inc.	174
4		Red Robin Gourmet Burgers, Inc. (a)	134
190		Sands China Ltd., (China) (m)	743
183		SJM Holdings Ltd., (Hong Kong)	373
11		Sodexo, (France) (m)	876
10		Starbucks Corp.	537
14		Town Sports International Holdings, Inc. (a)	181
4		Wyndham Worldwide Corp.	191
1		Wynn Resorts Ltd.	162
10		Yum! Brands, Inc.	739

			9,863

		Household Durables — 0.4%
12		American Greetings Corp., Class A (m)	184
53		Arcelik AS, (Turkey) (a)	237
4		Blyth, Inc.	292
3		CSS Industries, Inc.	60
19		D.R. Horton, Inc.	282
4		Jarden Corp.	141
10		Leggett & Platt, Inc.	228
6		Lennar Corp., Class A	154
8		Lifetime Brands, Inc.	89
–	(h)	NVR, Inc. (a)	290
16		PulteGroup, Inc. (a)	139
5		Ryland Group, Inc. (The)	92
452		Skyworth Digital Holdings Ltd., (Hong Kong)	211
23		Toll Brothers, Inc. (a)	547
117		Turkiye Sise ve Cam Fabrikalari AS, (Turkey)	223

			3,169

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Internet & Catalog Retail — 0.4%
10		Amazon.com, Inc. (a) (m)	1,984
17		Expedia, Inc.	584
10		HomeAway, Inc. (a)	244
10		PetMed Express, Inc.	121
1		priceline.com, Inc. (a)	431

			3,364

		Leisure Equipment & Products — 0.1%
3		Arctic Cat, Inc. (a) (m)	145
6		Brunswick Corp.	147
20		JAKKS Pacific, Inc.	342

			634

		Media — 1.8%
29		Belo Corp., Class A	204
47		CBS Corp. (Non-Voting), Class B	1,610
15		Clear Channel Outdoor Holdings, Inc., Class A (a)	122
57		Comcast Corp., Class A	1,700
23		DIRECTV, Class A (a)	1,131
1		Discovery Communications, Inc., Class A (a)	65
33		Entercom Communications Corp., Class A (a)	212
1		Fisher Communications, Inc. (a)	25
16		Gannett Co., Inc.	245
8		Global Sources Ltd., (Bermuda) (a)	47
5		Journal Communications, Inc., Class A (a)	29
10		Nexstar Broadcasting Group, Inc., Class A (a)	84
6		Outdoor Channel Holdings, Inc.	45
20		Pearson plc, (United Kingdom) (m)	377
8		Scholastic Corp.	282
22		Sinclair Broadcast Group, Inc., Class A	238
210		Sirius XM Radio, Inc. (a)	485
9		Time Warner Cable, Inc.	750
95		Time Warner, Inc.	3,593
8		Viacom, Inc., Class B	375
15		Walt Disney Co. (The)	647
1		Washington Post Co. (The), Class B	187
53		WPP plc, (Ireland)	720

			13,173

		Multiline Retail — 0.6%
1		Bon-Ton Stores, Inc. (The)	13
8		Dillard’s, Inc., Class A	529
19		Kohl’s Corp.	954
20		Macy’s, Inc.	786
78		Marks & Spencer Group plc, (United Kingdom)	471
5		PPR, (France) (m)	936
12		Target Corp.	703

			4,392

		Specialty Retail — 1.2%
1		Abercrombie & Fitch Co., Class A (m)	66
3		AutoZone, Inc. (a) (m)	1,275
10		Barnes & Noble, Inc. (a)	134
6		Bed Bath & Beyond, Inc. (a)	368
432		Belle International Holdings Ltd., (Hong Kong) (m)	777
3		Best Buy Co., Inc.	71
4		Build-A-Bear Workshop, Inc. (a)	22
125		Coldwater Creek, Inc. (a)	145
19		Conn’s, Inc. (a)	290
6		Finish Line, Inc. (The), Class A	134
3		Francesca’s Holdings Corp. (a)	85
6		GameStop Corp., Class A	135
31		Home Depot, Inc. (The)	1,576
10		Inditex S.A., (Spain) (m)	988
90		Kingfisher plc, (United Kingdom) (m)	442
25		Lowe’s Cos., Inc.	778
3		Nitori Holdings Co., Ltd., (Japan) (m)	267
1		Rent-A-Center, Inc.	30
23		Sally Beauty Holdings, Inc. (a)	581
1		Teavana Holdings, Inc. (a)	22
–	(h)	Tiffany & Co.	26
12		TJX Cos., Inc.	493
7		Williams-Sonoma, Inc.	255

			8,960

		Textiles, Apparel & Luxury Goods — 0.8%
24		Burberry Group plc, (United Kingdom)	577
11		Cie Financiere Richemont S.A., (Switzerland), Class A (m)	677
6		Coach, Inc.	495
45		Liz Claiborne, Inc. (a)	597
7		Lululemon Athletica, Inc., (Canada) (a)	515
4		LVMH Moet Hennessy Louis Vuitton S.A., (France)	706
10		Michael Kors Holdings Ltd., (Hong Kong) (a)	443
6		NIKE, Inc., Class B	630
4		Oxford Industries, Inc.	183
1		PVH Corp.	89

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Textiles, Apparel & Luxury Goods — Continued
6		V.F. Corp.	848

			5,760

		Total Consumer Discretionary	63,451

Consumer Staples — 4.4%
		Beverages — 0.7%
15		Anheuser-Busch InBev N.V., (Belgium)	1,069
1		Beam, Inc.	70
3		Carlsberg A/S, (Denmark), Class B (m)	280
19		Central European Distribution Corp., (Poland) (a)	98
23		Coca-Cola Co. (The)	1,708
2		Coca-Cola Enterprises, Inc.	57
10		Constellation Brands, Inc., Class A (a)	229
3		Diageo plc, (United Kingdom), ADR	328
1		Dr. Pepper Snapple Group, Inc.	38
1		PepsiCo, Inc.	85
5		Pernod-Ricard S.A., (France)	562
15		SABMiller plc, (United Kingdom) (m)	621

			5,145

		Food & Staples Retailing — 0.5%
1		Arden Group, Inc., Class A (m)	54
29		CVS Caremark Corp.	1,282
13		Kroger Co. (The)	307
178		Rite Aid Corp. (a)	310
120		Tesco plc, (United Kingdom)	635
14		Walgreen Co.	452
13		Wal-Mart Stores, Inc.	781

			3,821

		Food Products — 1.4%
20		Archer-Daniels-Midland Co. (m)	622
43		AVI Ltd., (South Africa)	258
4		B&G Foods, Inc.	88
22		BRF - Brasil Foods S.A., (Brazil), ADR	448
18		Campbell Soup Co.	626
280		Chaoda Modern Agriculture Holdings Ltd., (Hong Kong) (a) (f) (i)	—
341		Charoen Pokphand Foods PCL, (Thailand)	412
1		CJ CheilJedang Corp., (South Korea)	311
6		ConAgra Foods, Inc.	144
8		Dole Food Co., Inc. (a)	84
10		General Mills, Inc.	394
369		Indofood Sukses Makmur Tbk PT, (Indonesia)	196
2		JM Smucker Co. (The)	187
9		Kernel Holding S.A., (Ukraine) (a)	201
39		Kraft Foods, Inc., Class A	1,499
36		Nestle S.A., (Switzerland) (m)	2,245
2		Ralcorp Holdings, Inc. (a)	130
23		Smart Balance, Inc. (a)	153
3		Smithfield Foods, Inc. (a)	64
11		Tiger Brands Ltd., (South Africa)	401
4		Tyson Foods, Inc., Class A	83
59		Unilever N.V., (Netherlands), CVA (m)	2,018

			10,564

		Household Products — 0.6%
4		Colgate-Palmolive Co.	409
2		Energizer Holdings, Inc. (a)	133
8		Kimberly-Clark Corp.	580
54		Procter & Gamble Co. (The)	3,618

			4,740

		Personal Products — 0.2%
43		Hengan International Group Co., Ltd., (China)	429
6		Herbalife Ltd., (Cayman Islands)	420
7		Prestige Brands Holdings, Inc. (a)	113
2		USANA Health Sciences, Inc. (a)	82

			1,044

		Tobacco — 1.0%
6		Altria Group, Inc. (m)	180
40		British American Tobacco plc, (United Kingdom) (m)	2,030
17		Imperial Tobacco Group plc, (United Kingdom)	694
–	(h)	Japan Tobacco, Inc., (Japan) (m)	1,556
2		Lorillard, Inc.	210
27		Philip Morris International, Inc.	2,363
9		Universal Corp.	401

			7,434

		Total Consumer Staples	32,748

Energy — 6.3%
		Energy Equipment & Services — 0.8%
6		Baker Hughes, Inc.	269
47		Cal Dive International, Inc. (a)	155
19		Cameron International Corp. (a)	978
2		Dresser-Rand Group, Inc. (a)	97
4		Dril-Quip, Inc. (a)	286
2		Ensco plc, (United Kingdom), ADR	106
5		Geokinetics, Inc. (a)	9
1		Gulf Island Fabrication, Inc.	32
14		Halliburton Co.	466

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Energy Equipment & Services — Continued
–	(h)	Helix Energy Solutions Group, Inc. (a)	7
2		Helmerich & Payne, Inc.	92
6		Hercules Offshore, Inc. (a)	27
3		ION Geophysical Corp. (a)	22
2		Nabors Industries Ltd., (Bermuda) (a)	43
4		National Oilwell Varco, Inc.	346
1		Parker Drilling Co. (a)	4
2		Patterson-UTI Energy, Inc.	36
5		Pioneer Drilling Co. (a)	40
39		Schlumberger Ltd.	2,709
7		Superior Energy Services, Inc. (a)	172
5		Technip S.A., (France)	579
4		Weatherford International Ltd., (Switzerland) (a)	61

			6,536

		Oil, Gas & Consumable Fuels — 5.5%
2		Alon USA Energy, Inc. (m)	14
10		Anadarko Petroleum Corp. (m)	777
3		Apache Corp. (m)	304
110		BG Group plc, (United Kingdom) (m)	2,542
1		Bonanza Creek Energy, Inc. (a)	28
22		Chevron Corp.	2,353
76		China Shenhua Energy Co., Ltd., (China), Class H	321
1		Clayton Williams Energy, Inc. (a)	40
8		Cloud Peak Energy, Inc. (a)	134
787		CNOOC Ltd., (China) (m)	1,611
7		Concho Resources, Inc. (a)	754
23		ConocoPhillips	1,782
1		Contango Oil & Gas Co. (a)	41
3		CVR Energy, Inc. (a)	83
10		Delek U.S. Holdings, Inc.	155
22		Devon Energy Corp.	1,535
42		Dragon Oil plc, (United Arab Emirates)	421
13		Energen Corp.	649
14		Energy Partners Ltd. (a)	239
3		Energy XXI Bermuda Ltd., (Bermuda) (a)	108
16		EOG Resources, Inc.	1,813
9		EQT Corp.	415
63		Exxon Mobil Corp.	5,475
–	(h)	Isramco, Inc. (a)	9
98		JX Holdings, Inc., (Japan) (m)	613
16		KazMunaiGas Exploration Production, (Kazakhstan), GDR	329
7		Laredo Petroleum Holdings, Inc. (a)	162
10		Lukoil OAO, (Russia), ADR	625
19		Marathon Oil Corp.	596
9		Marathon Petroleum Corp.	383
2		McMoRan Exploration Co. (a)	17
14		NuStar GP Holdings LLC	474
27		Occidental Petroleum Corp.	2,572
1		Panhandle Oil and Gas, Inc., Class A	15
5		Peabody Energy Corp.	153
426		PetroChina Co., Ltd., (China), Class H	600
16		Petroleo Brasileiro S.A., (Brazil), ADR	420
13		Petroquest Energy, Inc. (a)	77
3		Pioneer Natural Resources Co.	341
47		PTT PCL, (Thailand)	539
7		QEP Resources, Inc.	201
4		Range Resources Corp.	217
4		Renewable Energy Group, Inc. (a)	46
109		Royal Dutch Shell plc, (Netherlands), Class A (m)	3,816
12		Sasol Ltd., (South Africa)	577
2		S-Oil Corp., (South Korea)	159
1		Solazyme, Inc. (a)	16
11		Southwestern Energy Co. (a)	344
5		Stone Energy Corp. (a)	131
1		Sunoco, Inc.	32
3		Swift Energy Co. (a)	72
13		Tatneft, (Russia), ADR	548
17		Teekay Corp., (Bermuda)	584
20		Total S.A., (France)	1,027
43		Tullow Oil plc, (United Kingdom) (m)	1,043
15		Tupras Turkiye Petrol Rafinerileri A.S., (Turkey)	389
16		VAALCO Energy, Inc. (a)	152
10		Valero Energy Corp.	246
16		W&T Offshore, Inc.	327
1		Western Refining, Inc.	21
–	(h)	Westmoreland Coal Co. (a)	3
46		Williams Cos., Inc. (The)	1,414

			40,884

		Total Energy	47,420

Financials — 11.0%
		Capital Markets — 1.3%
2		Affiliated Managers Group, Inc. (a) (m)	235

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Capital Markets — Continued
32	Ameriprise Financial, Inc. (m)	1,854
24	Blackstone Group LP (The)	376
38	Charles Schwab Corp. (The)	548
18	Credit Suisse Group AG, (Switzerland) (a)	525
3	Federated Investors, Inc., Class B	56
15	Goldman Sachs Group, Inc. (The)	1,811
54	ICAP plc, (United Kingdom)	340
47	Invesco Ltd.	1,252
15	Investment Technology Group, Inc. (a)	184
1	Janus Capital Group, Inc.	4
10	Legg Mason, Inc.	270
69	Man Group plc, (United Kingdom)	150
33	Morgan Stanley	653
14	State Street Corp.	638
7	T. Rowe Price Group, Inc.	463
21	TD Ameritrade Holding Corp.	405
4	W.P. Carey & Co. LLC	177

		9,941

	Commercial Banks — 3.8%
2	1st Source Corp.	51
29	Australia & New Zealand Banking Group Ltd., (Australia) (m)	705
5	BancFirst Corp.	200
41	Banco Bilbao Vizcaya Argentaria S.A., (Spain)	324
30	Banco do Brasil S.A., (Brazil)	430
71	Banco Santander S.A., (Spain) (m)	547
10	BancorpSouth, Inc.	135
1,188	Bank of China Ltd., (China), Class H	480
2	Banner Corp.	46
143	Barclays plc, (United Kingdom)	541
3	BBCN Bancorp, Inc. (a)	38
9	BNP Paribas S.A., (France)	433
4	Cathay General Bancorp	69
1	Chemical Financial Corp.	33
1,298	China Construction Bank Corp., (China), Class H	1,002
217	China Merchants Bank Co., Ltd., (China), Class H	442
1	Citizens & Northern Corp.	10
5	City Holding Co.	160
6	City National Corp.	320
3	CoBiz Financial, Inc.	22
2	Comerica, Inc.	54
3	Cullen/Frost Bankers, Inc.	145
20	DGB Financial Group, Inc., (South Korea)	259
21	Fifth Third Bancorp	291
4	Financial Institutions, Inc.	68
28	First Commonwealth Financial Corp.	172
3	First Financial Bancorp	57
2	First Interstate Bancsystem, Inc.	28
1	First Merchants Corp.	14
7	FNB Corp.	78
12	Hana Financial Group, Inc., (South Korea)	462
16	HDFC Bank Ltd., (India), ADR	558
2	Heartland Financial USA, Inc.	36
286	HSBC Holdings plc, (United Kingdom) (m)	2,535
14	Huntington Bancshares, Inc.	89
1,766	Industrial & Commercial Bank of China, (China), Class H	1,139
156	Intesa Sanpaolo S.p.A., (Italy)	280
94	Kasikornbank PCL, (Thailand), NVDR	470
6	KeyCorp	55
7	M&T Bank Corp.	617
3	MainSource Financial Group, Inc.	30
136	Mitsubishi UFJ Financial Group, Inc., (Japan) (m)	683
8	Oriental Financial Group, Inc.	97
3	PacWest Bancorp	70
9	PNC Financial Services Group, Inc.	561
21	Popular, Inc. (a)	44
29	Sberbank of Russia, (Russia), ADR (a)	384
2	Sierra Bancorp	23
3	Simmons First National Corp., Class A	72
9	Societe Generale S.A., (France)	257
11	Southwest Bancorp, Inc. (a)	98
74	Standard Chartered plc, (United Kingdom) (m)	1,844
1	StellarOne Corp.	13
6	Suffolk Bancorp (a)	77
18	Sumitomo Mitsui Financial Group, Inc., (Japan) (m)	588
32	SunTrust Banks, Inc.	774
6	Susquehanna Bancshares, Inc.	61
1	SVB Financial Group (a)	71
23	Swedbank AB, (Sweden), Class A (m)	356
10	TCF Financial Corp.	120
52	U.S. Bancorp	1,658
1	UMB Financial Corp.	54
197	Wells Fargo & Co.	6,715

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Commercial Banks — Continued
3		West Bancorp, Inc.	29
7		Wilshire Bancorp, Inc. (a)	31

			28,105

		Consumer Finance — 0.6%
5		Advance America Cash Advance Centers, Inc. (m)	47
25		American Express Co. (m)	1,452
30		Capital One Financial Corp.	1,650
177		Compartamos S.A.B. de C.V., (Mexico)	200
2		Credit Acceptance Corp. (a)	202
13		DFC Global Corp. (a)	242
20		Discover Financial Services	654
4		World Acceptance Corp. (a)	257

			4,704

		Diversified Financial Services — 1.3%
78		African Bank Investments Ltd., (South Africa)	404
219		Bank of America Corp.	2,100
74		Citigroup, Inc.	2,721
4		CME Group, Inc.	1,268
10		Deutsche Boerse AG, (Germany) (m)	703
102		ING Groep N.V., (Netherlands), CVA (a) (m)	847
4		IntercontinentalExchange, Inc. (a)	551
4		Marlin Business Services Corp.	59
12		Moody’s Corp.	518
4		NASDAQ OMX Group, Inc. (The) (a)	92
12		NYSE Euronext	364
6		PHH Corp. (a)	97

			9,724

		Insurance — 2.6%
20		ACE Ltd., (Switzerland)	1,489
2		Alleghany Corp. (a) (m)	639
7		Allianz SE, (Germany) (m)	811
4		Allied World Assurance Co. Holdings AG, (Switzerland)	261
2		Allstate Corp. (The) (m)	64
13		American Equity Investment Life Holding Co. (m)	166
25		American International Group, Inc. (a) (m)	762
9		Amtrust Financial Services, Inc. (m)	245
1		Aspen Insurance Holdings Ltd., (Bermuda)	31
2		Assurant, Inc.	73
34		AXA S.A., (France)	559
7		Axis Capital Holdings Ltd., (Bermuda)	225
–	(h)	Berkshire Hathaway, Inc., Class A (a)	731
1		Berkshire Hathaway, Inc., Class B (a)	85
18		CNO Financial Group, Inc. (a)	140
–	(h)	Dai-ichi Life Insurance Co., Ltd. (The), (Japan) (m)	398
1		Delphi Financial Group, Inc., Class A	22
7		Dongbu Insurance Co., Ltd., (South Korea) (a)	290
7		Endurance Specialty Holdings Ltd., (Bermuda)	268
2		Everest Re Group Ltd., (Bermuda)	177
32		Loews Corp.	1,276
3		Meadowbrook Insurance Group, Inc.	32
54		MetLife, Inc.	2,029
2		Navigators Group, Inc. (The) (a)	90
23		Old Republic International Corp.	242
10		OneBeacon Insurance Group Ltd., Class A	146
93		Ping An Insurance Group Co. of China Ltd., (China)	703
4		Platinum Underwriters Holdings Ltd., (Bermuda)	152
2		ProAssurance Corp.	167
4		Protective Life Corp.	116
29		Prudential Financial, Inc.	1,847
131		Prudential plc, (United Kingdom) (m)	1,573
3		RenaissanceRe Holdings Ltd., (Bermuda)	211
9		Swiss Re AG, (Switzerland) (a) (m)	576
7		Symetra Financial Corp.	82
10		Travelers Cos., Inc. (The)	580
5		Unum Group	125
9		W.R. Berkley Corp.	340
20		XL Group plc, (Ireland)	424
3		Zurich Financial Services AG, (Switzerland) (a)	846

			18,993

		Real Estate Investment Trusts (REITs) — 0.9%
9		Agree Realty Corp. (m)	207
1		Alexandria Real Estate Equities, Inc. (m)	104
9		Annaly Capital Management, Inc. (m)	144
18		Anworth Mortgage Asset Corp. (m)	118
4		Ashford Hospitality Trust, Inc. (m)	38
1		Associated Estates Realty Corp. (m)	13
4		BioMed Realty Trust, Inc.	71
21		Capstead Mortgage Corp.	269
5		CBL & Associates Properties, Inc.	87
1		Colonial Properties Trust	32
14		Coresite Realty Corp.	335

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Real Estate Investment Trusts (REITs) — Continued
31		Cousins Properties, Inc.	236
16		CreXus Investment Corp.	162
10		DCT Industrial Trust, Inc.	58
5		DiamondRock Hospitality Co.	52
2		EastGroup Properties, Inc.	105
8		Education Realty Trust, Inc.	84
2		Equity Lifestyle Properties, Inc.	143
26		Excel Trust, Inc.	308
2		First Industrial Realty Trust, Inc. (a)	20
6		HCP, Inc.	221
3		Health Care REIT, Inc.	176
3		Home Properties, Inc.	153
11		Hospitality Properties Trust	291
7		Lexington Realty Trust	66
8		LTC Properties, Inc.	250
10		MFA Financial, Inc.	78
1		Mid-America Apartment Communities, Inc.	84
7		Mission West Properties, Inc.	72
7		MPG Office Trust, Inc. (a)	17
3		National Health Investors, Inc.	166
2		National Retail Properties, Inc.	44
2		Pebblebrook Hotel Trust	36
10		Pennsylvania Real Estate Investment Trust	151
4		Post Properties, Inc.	182
7		Potlatch Corp.	229
15		ProLogis, Inc.	533
5		PS Business Parks, Inc.	315
12		RAIT Financial Trust	57
9		Ramco-Gershenson Properties Trust	108
3		Rayonier, Inc.	128
3		Saul Centers, Inc.	125
2		Senior Housing Properties Trust	35
1		Taubman Centers, Inc.	102
3		Ventas, Inc.	154
–	(h)	Vornado Realty Trust	42
42		Westfield Group, (Australia) (m)	386
3		Weyerhaeuser Co.	62

			6,849

		Real Estate Management & Development — 0.4%
14		Brookfield Asset Management, Inc., (Canada), Class A	448
23		Cheung Kong Holdings Ltd., (Hong Kong)	298
238		China Overseas Land & Investment Ltd., (Hong Kong) (m)	451
141		Hang Lung Properties Ltd., (Hong Kong)	518
1		Howard Hughes Corp. (The) (a)	84
30		Mitsubishi Estate Co., Ltd., (Japan) (m)	540
335		Soho China Ltd., (China)	243
35		Sun Hung Kai Properties Ltd., (Hong Kong) (m)	436

			3,018

		Thrifts & Mortgage Finance — 0.1%
3		Astoria Financial Corp. (m)	32
1		BankFinancial Corp.	5
3		Beneficial Mutual Bancorp, Inc. (a)	27
12		Capitol Federal Financial, Inc.	146
3		OceanFirst Financial Corp.	44
16		Ocwen Financial Corp. (a)	252
25		People’s United Financial, Inc.	324
2		Washington Federal, Inc.	28

			858

		Total Financials	82,192

Health Care — 6.3%
		Biotechnology — 1.0%
10		Achillion Pharmaceuticals, Inc. (a) (m)	100
4		Acorda Therapeutics, Inc. (a) (m)	98
12		Aegerion Pharmaceuticals, Inc. (a) (m)	171
5		Alexion Pharmaceuticals, Inc. (a) (m)	431
9		Amgen, Inc. (m)	622
10		Anthera Pharmaceuticals, Inc. (a) (m)	22
12		Ariad Pharmaceuticals, Inc. (a) (m)	196
13		ArQule, Inc. (a) (m)	88
5		AVEO Pharmaceuticals, Inc. (a)	61
16		BioCryst Pharmaceuticals, Inc. (a)	79
16		Biogen Idec, Inc. (a)	1,993
–	(h)	BioMarin Pharmaceutical, Inc. (a)	16
20		Celgene Corp. (a)	1,580
14		Chelsea Therapeutics International Ltd. (a)	37
25		Dynavax Technologies Corp. (a)	129
13		Gilead Sciences, Inc. (a)	625
3		Human Genome Sciences, Inc. (a)	25
5		InterMune, Inc. (a)	70
26		Keryx Biopharmaceuticals, Inc. (a)	130
4		Onyx Pharmaceuticals, Inc. (a)	160
50		Orexigen Therapeutics, Inc. (a)	205
21		Savient Pharmaceuticals, Inc. (a)	46

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Biotechnology — Continued
20		Vertex Pharmaceuticals, Inc. (a)	819

			7,703

		Health Care Equipment & Supplies — 0.6%
13		Accuray, Inc. (a) (m)	93
2		AngioDynamics, Inc. (a) (m)	21
4		Baxter International, Inc.	239
8		CONMED Corp.	242
34		Covidien plc, (Ireland)	1,876
14		Greatbatch, Inc. (a)	331
10		Invacare Corp.	162
70		RTI Biologics, Inc. (a)	259
10		Sirona Dental Systems, Inc. (a)	505
11		Thoratec Corp. (a)	385

			4,113

		Health Care Providers & Services — 1.4%
17		Alliance HealthCare Services, Inc. (a) (m)	26
1		AMERIGROUP Corp. (a) (m)	54
17		Cardinal Health, Inc.	712
17		CardioNet, Inc. (a)	52
1		Cigna Corp.	50
3		Community Health Systems, Inc. (a)	56
26		Cross Country Healthcare, Inc. (a)	132
5		Fresenius Medical Care AG & Co. KGaA, (Germany)	362
4		Gentiva Health Services, Inc. (a)	32
9		Health Net, Inc. (a)	369
22		Humana, Inc.	2,048
20		Lincare Holdings, Inc.	515
1		Magellan Health Services, Inc. (a)	63
12		McKesson Corp.	1,026
2		Molina Healthcare, Inc. (a)	67
12		National Healthcare Corp.	529
18		Skilled Healthcare Group, Inc., Class A (a)	139
2		Team Health Holdings, Inc. (a)	31
60		UnitedHealth Group, Inc.	3,530
5		WellCare Health Plans, Inc. (a)	338
1		WellPoint, Inc.	89

			10,220

		Health Care Technology — 0.0% (g)
7		MedAssets, Inc. (a)	86

		Life Sciences Tools & Services — 0.1%
33		Affymetrix, Inc. (a) (m)	141
8		Agilent Technologies, Inc. (m)	348
–	(h)	Mettler-Toledo International, Inc. (a)	55
33		Pacific Biosciences of California, Inc. (a)	113

			657

		Pharmaceuticals — 3.2%
9		Abbott Laboratories (m)	528
9		Alimera Sciences, Inc. (a) (m)	30
12		Allergan, Inc. (m)	1,160
24		Bayer AG, (Germany) (m)	1,686
7		Bristol-Myers Squibb Co.	250
21		Endocyte, Inc. (a)	103
88		GlaxoSmithKline plc, (United Kingdom) (m)	1,961
24		Johnson & Johnson	1,605
5		MAP Pharmaceuticals, Inc. (a)	78
6		Medicis Pharmaceutical Corp., Class A	222
131		Merck & Co., Inc.	5,012
7		Mylan, Inc. (a)	158
15		Nektar Therapeutics (a)	121
14		Novartis AG, (Switzerland)	785
5		Novo Nordisk A/S, (Denmark), Class B (m)	733
193		Pfizer, Inc.	4,383
8		Roche Holding AG, (Switzerland) (m)	1,442
15		Sanofi, (France) (m)	1,135
17		Shire plc, (Ireland) (m)	560
18		Teva Pharmaceutical Industries Ltd., (Israel), ADR (m)	794
21		Valeant Pharmaceuticals International, Inc., (Canada) (a)	1,139
7		ViroPharma, Inc. (a)	201
11		Warner Chilcott plc, (Ireland), Class A (a)	185

			24,271

		Total Health Care	47,050

Industrials — 6.4%
		Aerospace & Defense — 1.0%
8		Cubic Corp.	364
15		European Aeronautic Defence and Space Co., N.V., (Netherlands) (m)	618
20		GenCorp, Inc. (a)	145
9		General Dynamics Corp.	695
5		HEICO Corp.	263
27		Honeywell International, Inc.	1,641
44		Meggitt plc, (United Kingdom)	286
1		Rockwell Collins, Inc.	39

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Aerospace & Defense — Continued
5		TransDigm Group, Inc. (a)	521
30		United Technologies Corp.	2,476
7		Wesco Aircraft Holdings, Inc. (a)	107

			7,155

		Air Freight & Logistics — 0.1%
1		FedEx Corp.	79
15		Pacer International, Inc. (a)	94
1		Park-Ohio Holdings Corp. (a)	22
3		United Parcel Service, Inc., Class B	243

			438

		Airlines — 0.0% (g)
3		Alaska Air Group, Inc. (a) (m)	122
17		Hawaiian Holdings, Inc. (a)	87
6		United Continental Holdings, Inc. (a)	131

			340

		Building Products — 0.2%
8		Armstrong World Industries, Inc. (m)	410
11		Daikin Industries Ltd., (Japan)	310
14		Gibraltar Industries, Inc. (a)	213
35		Masco Corp.	473

			1,406

		Commercial Services & Supplies — 0.2%
14		ACCO Brands Corp. (a) (m)	177
16		American Reprographics Co. (a) (m)	83
1		Avery Dennison Corp.	17
5		Deluxe Corp.	115
10		EnergySolutions, Inc. (a)	48
2		G&K Services, Inc., Class A	72
7		Intersections, Inc.	87
17		Knoll, Inc.	286
1		Portfolio Recovery Associates, Inc. (a)	79
8		Republic Services, Inc.	251
1		Standard Parking Corp. (a)	25
2		Steelcase, Inc., Class A	18

			1,258

		Construction & Engineering — 0.2%
3		Argan, Inc. (m)	50
10		EMCOR Group, Inc.	283
15		Fluor Corp.	897

			1,230

		Electrical Equipment — 0.8%
32		ABB Ltd., (Switzerland) (a)	650
3		Acuity Brands, Inc. (m)	182
9		Cooper Industries plc	601
38		Emerson Electric Co.	2,000
69		Mitsubishi Electric Corp., (Japan) (m)	616
5		Nidec Corp., (Japan)	448
6		Rockwell Automation, Inc.	470
20		Schneider Electric S.A., (France) (m)	1,339

			6,306

		Industrial Conglomerates — 0.8%
–	(h)	3M Co.	12
24		Carlisle Cos., Inc.	1,194
52		General Electric Co.	1,041
54		Hutchison Whampoa Ltd., (Hong Kong) (m)	540
6		Jardine Matheson Holdings Ltd., (Hong Kong)	321
6		Siemens AG, (Germany)	604
1		SK Holdings Co., Ltd., (South Korea)	150
3		Standex International Corp.	140
38		Tyco International Ltd., (Switzerland)	2,133

			6,135

		Machinery — 1.5%
11		AGCO Corp. (a) (m)	505
1		Ampco-Pittsburgh Corp. (m)	10
20		Atlas Copco AB, (Sweden), Class A	491
1		Cascade Corp.	35
6		Caterpillar, Inc.	618
5		Cummins, Inc.	647
2		Deere & Co.	142
9		Douglas Dynamics, Inc.	118
3		FANUC Corp., (Japan)	466
6		Hurco Cos., Inc. (a)	158
9		Illinois Tool Works, Inc.	503
10		Ingersoll-Rand plc, (Ireland)	393
2		Joy Global, Inc.	117
1		Kadant, Inc. (a)	19
23		Komatsu Ltd., (Japan)	647
56		Kubota Corp., (Japan)	542
60		Mitsubishi Heavy Industries Ltd., (Japan) (m)	292
5		Mueller Industries, Inc.	209
1		NACCO Industries, Inc., Class A	58
4		Navistar International Corp. (a)	150
5		Nordson Corp.	262
25		PACCAR, Inc.	1,189
16		Pall Corp.	972
4		Parker Hannifin Corp.	372

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Machinery — Continued
1		Proto Labs, Inc. (a)	17
2		Rexnord Corp. (a)	48
10		Samsung Heavy Industries Co., Ltd., (South Korea)	321
8		Sauer-Danfoss, Inc.	395
3		SMC Corp., (Japan)	480
7		SPX Corp.	538
1		Stanley Black & Decker, Inc.	108
1		Timken Co.	37
5		Trimas Corp. (a)	101
6		Wabtec Corp.	451

			11,411

		Professional Services — 0.3%
8		Barrett Business Services, Inc.	155
2		Dun & Bradstreet Corp. (The)	178
10		Equifax, Inc.	443
40		Experian plc, (Ireland) (m)	623
5		IHS, Inc., Class A (a)	421
–	(h)	SGS S.A., (Switzerland)	451

			2,271

		Road & Rail — 0.7%
3		Arkansas Best Corp. (m)	60
1		Celadon Group, Inc.	19
2		Con-way, Inc.	68
34		CSX Corp.	722
10		East Japan Railway Co., (Japan) (m)	619
5		Heartland Express, Inc.	66
7		J.B. Hunt Transport Services, Inc.	399
6		Kansas City Southern (a)	409
25		Norfolk Southern Corp.	1,634
8		Old Dominion Freight Line, Inc. (a)	396
8		RailAmerica, Inc. (a)	172
11		Saia, Inc. (a)	184
4		Union Pacific Corp.	422

			5,170

		Trading Companies & Distributors — 0.6%
24		Air Lease Corp. (a) (m)	568
5		Aircastle Ltd.	56
3		Applied Industrial Technologies, Inc. (m)	140
–	(h)	Interline Brands, Inc. (a)	2
66		Marubeni Corp., (Japan) (m)	480
26		Mitsubishi Corp., (Japan)	613
30		Mitsui & Co., Ltd., (Japan) (m)	500
10		Rush Enterprises, Inc., Class A (a)	211
34		Sumitomo Corp., (Japan)	497
3		TAL International Group, Inc.	96
5		W.W. Grainger, Inc.	967
5		Watsco, Inc.	400

			4,530

		Total Industrials	47,650

Information Technology — 9.4%
		Communications Equipment — 1.2%
3		Arris Group, Inc. (a) (m)	38
18		Aruba Networks, Inc. (a) (m)	392
5		Black Box Corp.	115
28		Brocade Communications Systems, Inc. (a)	159
145		Cisco Systems, Inc.	3,070
3		Comtech Telecommunications Corp.	111
3		F5 Networks, Inc. (a)	405
6		InterDigital, Inc.	202
6		Juniper Networks, Inc. (a)	141
6		Oplink Communications, Inc. (a)	101
2		Plantronics, Inc.	76
16		Polycom, Inc. (a)	296
43		QUALCOMM, Inc.	2,916
57		Telefonaktiebolaget LM Ericsson, (Sweden), Class B (m)	593

			8,615

		Computers & Peripherals — 2.3%
22		Apple, Inc. (a) (m)	13,129
4		Dell, Inc. (a)	70
2		Dot Hill Systems Corp. (a)	2
3		Electronics for Imaging, Inc. (a)	48
40		EMC Corp. (a)	1,189
116		Fujitsu Ltd., (Japan) (m)	616
2		Fusion-io, Inc. (a)	60
7		Hewlett-Packard Co.	168
7		Imation Corp. (a)	41
490		Lenovo Group Ltd., (China)	442
20		NetApp, Inc. (a)	912
10		SanDisk Corp. (a)	471
239		Wistron Corp., (Taiwan)	362
2		Xyratex Ltd., (United Kingdom)	32

			17,542

		Electronic Equipment, Instruments & Components — 0.6%
2		Agilysys, Inc. (a) (m)	21

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Electronic Equipment, Instruments & Components — Continued
19		Brightpoint, Inc. (a)	151
8		Checkpoint Systems, Inc. (a)	91
5		Coherent, Inc. (a)	262
109		E Ink Holdings, Inc., (Taiwan)	143
99		Hitachi Ltd., (Japan) (m)	640
209		Hon Hai Precision Industry Co., Ltd., (Taiwan), GDR, Reg. S. (m)	1,637
1		M/A-COM Technology Solutions Holdings, Inc. (a)	19
7		Murata Manufacturing Co., Ltd., (Japan)	406
2		Newport Corp. (a)	37
9		Omron Corp., (Japan)	204
85		Premier Farnell plc, (United Kingdom) (m)	294
1		Richardson Electronics Ltd.	16
17		Vishay Intertechnology, Inc. (a)	201

			4,122

		Internet Software & Services — 0.4%
1		Ancestry.com, Inc. (a) (m)	18
1		AOL, Inc. (a) (m)	18
2		Bazaarvoice, Inc. (a)	36
1		Demand Media, Inc. (a)	8
1		Demandware, Inc. (a)	39
2		eBay, Inc. (a)	67
1		ExactTarget, Inc. (a)	29
4		Google, Inc., Class A (a)	2,363
4		IAC/InterActiveCorp.	177
2		InfoSpace, Inc. (a)	20
1		LinkedIn Corp., Class A (a)	53
1		Millennial Media, Inc. (a)	14
3		Move, Inc. (a)	30
2		OpenTable, Inc. (a)	93
7		QuinStreet, Inc. (a)	76
1		Yahoo! Japan Corp., (Japan)	275

			3,316

		IT Services — 1.1%
5		Accenture plc, (Ireland), Class A	319
1		Alliance Data Systems Corp. (a) (m)	132
5		CACI International, Inc., Class A (a)	287
14		Cielo S.A., (Brazil)	476
11		Cognizant Technology Solutions Corp., Class A (a)	809
3		CSG Systems International, Inc. (a)	38
2		Fidelity National Information Services, Inc.	75
9		Genpact Ltd., (Bermuda) (a)	141
2		Heartland Payment Systems, Inc.	55
10		Infosys Ltd., (India), ADR	576
12		International Business Machines Corp.	2,571
3		Lender Processing Services, Inc.	68
3		MasterCard, Inc., Class A	1,173
16		ServiceSource International, Inc. (a)	252
1		TNS, Inc. (a)	11
2		Unisys Corp. (a)	43
3		Vantiv, Inc., Class A (a)	49
11		VeriFone Systems, Inc. (a)	553
2		Visa, Inc., Class A	283

			7,911

		Office Electronics — 0.2%
32		Canon, Inc., (Japan) (m)	1,550
21		Xerox Corp.	172

			1,722

		Semiconductors & Semiconductor Equipment — 1.9%
32		Altera Corp. (m)	1,284
6		Analog Devices, Inc. (m)	258
7		Applied Materials, Inc. (m)	89
14		ARM Holdings plc, (United Kingdom), ADR (m)	402
12		ASML Holding N.V., (Netherlands) (m)	592
2		ATMI, Inc. (a) (m)	44
20		Avago Technologies Ltd., (Singapore)	779
2		Broadcom Corp., Class A (a)	97
3		Brooks Automation, Inc.	41
3		Cirrus Logic, Inc. (a)	79
2		Cymer, Inc. (a)	115
2		DSP Group, Inc. (a)	13
15		Freescale Semiconductor Holdings I Ltd. (a)	227
13		GT Advanced Technologies, Inc. (a)	107
13		Hynix Semiconductor, Inc., (South Korea) (a)	333
4		Integrated Device Technology, Inc. (a)	26
9		Intel Corp.	256
6		Intermolecular, Inc. (a)	35
–	(h)	KLA-Tencor Corp.	9
4		Kulicke & Soffa Industries, Inc. (a)	45
37		Lam Research Corp. (a)	1,667
6		Lattice Semiconductor Corp. (a)	38
33		LSI Corp. (a)	288

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Semiconductors & Semiconductor Equipment — Continued
31		LTX-Credence Corp. (a)	224
15		Micrel, Inc.	158
1		Novellus Systems, Inc. (a)	55
6		ON Semiconductor Corp. (a)	54
50		Radiant Opto-Electronics Corp., (Taiwan)	223
11		RF Micro Devices, Inc. (a)	53
4		Rudolph Technologies, Inc. (a)	47
3		Samsung Electronics Co., Ltd., (South Korea) (m)	3,126
2		Semtech Corp. (a)	65
93		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	1,427
16		Texas Instruments, Inc.	553
34		Xilinx, Inc.	1,244

			14,053

		Software — 1.7%
14		Aspen Technology, Inc. (a) (m)	285
4		BMC Software, Inc. (a)	165
10		Citrix Systems, Inc. (a)	771
2		EPIQ Systems, Inc.	29
2		Fair Isaac Corp.	92
1		Guidewire Software, Inc. (a)	25
–	(h)	Imperva, Inc. (a)	16
2		JDA Software Group, Inc. (a)	54
9		Manhattan Associates, Inc. (a)	437
7		MICROS Systems, Inc. (a)	407
158		Microsoft Corp.	5,108
1		MicroStrategy, Inc., Class A (a)	196
20		Monotype Imaging Holdings, Inc. (a)	292
20		Nuance Communications, Inc. (a)	501
79		Oracle Corp.	2,291
1		Quest Software, Inc. (a)	26
3		Salesforce.com, Inc. (a)	479
13		SAP AG, (Germany)	929
9		Symantec Corp. (a)	159
17		TeleNav, Inc. (a)	119
117		THQ, Inc. (a)	65
3		TIBCO Software, Inc. (a)	95
1		VMware, Inc., Class A (a)	80
8		Websense, Inc. (a)	160

			12,781

		Total Information Technology	70,062

Materials — 3.1%
		Chemicals — 1.3%
10		Air Products & Chemicals, Inc. (m)	907
9		Albemarle Corp. (m)	588
2		CF Industries Holdings, Inc.	329
312		Dongyue Group, (China)	287
3		Dow Chemical Co. (The)	97
26		E.I. du Pont de Nemours & Co.	1,362
7		FMC Corp.	752
10		Georgia Gulf Corp. (a)	342
2		Innophos Holdings, Inc.	86
3		Linde AG, (Germany)	530
4		LyondellBasell Industries N.V., (Netherlands), Class A	166
6		Minerals Technologies, Inc.	412
3		Monsanto Co.	247
1		Mosaic Co. (The)	45
3		PPG Industries, Inc.	239
170		PTT Global Chemical PCL, (Thailand)	392
9		Sherwin-Williams Co. (The)	954
10		Shin-Etsu Chemical Co., Ltd., (Japan)	564
5		Solvay S.A., (Belgium) (m)	583
11		Symrise AG, (Germany)	314
5		Tredegar Corp.	90

			9,286

		Construction Materials — 0.2%
288		China Shanshui Cement Group Ltd., (China)	228
6		Holcim Ltd., (Switzerland) (a)	404
6		Imerys S.A., (France)	390
9		Lafarge S.A., (France)	420
4		Martin Marietta Materials, Inc.	323

			1,765

		Containers & Packaging — 0.1%
2		Crown Holdings, Inc. (a)	70
8		Graphic Packaging Holding Co. (a)	43
12		Myers Industries, Inc.	174
7		Rock-Tenn Co., Class A	466
1		Sealed Air Corp.	25

			778

		Metals & Mining — 1.3%
8		Alcoa, Inc. (m)	80
34		BHP Billiton Ltd., (Australia)	1,211
3		Coeur d’Alene Mines Corp. (a)	81
16		Exxaro Resources Ltd., (South Africa)	422

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Metals & Mining — Continued
22		First Quantum Minerals Ltd., (Canada) (m)	429
30		Freeport-McMoRan Copper & Gold, Inc.	1,132
8		Hecla Mining Co.	38
8		KGHM Polska Miedz S.A., (Poland)	353
6		Kumba Iron Ore Ltd., (South Africa)	413
20		MMC Norilsk Nickel OJSC, (Russia), ADR	363
1		Newmont Mining Corp.	67
6		Rio Tinto Ltd., (Australia) (m)	418
33		Rio Tinto plc, (United Kingdom)	1,806
36		Ruukki Group OYJ, (Finland) (a) (m)	43
12		U.S. Silica Holdings, Inc. (a)	251
11		United States Steel Corp.	318
47		Vale S.A., (Brazil), ADR	1,102
5		Walter Energy, Inc.	303
12		Worthington Industries, Inc.	236
30		Xstrata plc, (Switzerland)	522

			9,588

		Paper & Forest Products — 0.2%
3		Buckeye Technologies, Inc.	98
1		Domtar Corp., (Canada)	105
9		International Paper Co.	314
16		MeadWestvaco Corp.	493
4		Neenah Paper, Inc.	107
3		PH Glatfelter Co.	49
27		Stora Enso OYJ, (Finland), Class R (m)	201
26		UPM-Kymmene OYJ, (Finland) (m)	352

			1,719

		Total Materials	23,136

Telecommunication Services — 1.6%
		Diversified Telecommunication Services — 0.9%
84		AT&T, Inc. (m)	2,637
125		BT Group plc, (United Kingdom) (m)	454
16		CenturyLink, Inc.	616
20		Cincinnati Bell, Inc. (a)	80
8		Consolidated Communications Holdings, Inc.	165
26		Koninklijke KPN N.V., (Netherlands) (m)	285
142		Telecom Corp. of New Zealand Ltd., (New Zealand) (m)	283
15		Telefonica Brasil S.A., (Brazil), ADR	456
55		Verizon Communications, Inc.	2,121

			7,097

		Wireless Telecommunication Services — 0.7%
13		America Movil S.A.B. de C.V., (Mexico), Series L, ADR	313
15		China Mobile Ltd., (Hong Kong)	160
–	(h)	KDDI Corp., (Japan) (m)	560
4		Philippine Long Distance Telephone Co., (Philippines)	245
23		Sprint Nextel Corp. (a)	65
6		Telephone & Data Systems, Inc.	146
11		Tim Participacoes S.A., (Brazil), ADR	364
–	(h)	USA Mobility, Inc.	4
32		VimpelCom Ltd., (Netherlands), ADR	353
892		Vodafone Group plc, (United Kingdom) (m)	2,462
14		Vodafone Group plc, (United Kingdom), ADR	393

			5,065

		Total Telecommunication Services	12,162

Utilities — 1.9%
		Electric Utilities — 0.8%
11		American Electric Power Co., Inc. (m)	419
22		Cia Energetica de Minas Gerais, (Brazil), ADR	526
25		E.ON AG, (Germany) (m)	603
5		El Paso Electric Co.	149
2		Exelon Corp.	74
10		FirstEnergy Corp.	444
22		NextEra Energy, Inc.	1,369
15		Northeast Utilities	570
9		NV Energy, Inc.	149
7		Portland General Electric Co.	165
14		PPL Corp.	408
10		Progress Energy, Inc.	510
15		Southern Co. (The)	674
2		UniSource Energy Corp.	77

			6,137

		Gas Utilities — 0.3%
7		AGL Resources, Inc. (m)	266
6		Atmos Energy Corp. (m)	200
2		Laclede Group, Inc. (The)	66
1		New Jersey Resources Corp.	56
6		ONEOK, Inc.	465
1,330		Perusahaan Gas Negara Persero Tbk PT, (Indonesia) (m)	554
3		Piedmont Natural Gas Co., Inc.	90
135		Snam S.p.A., (Italy) (m)	652

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Gas Utilities — Continued
2	Southwest Gas Corp.	90

		2,439

	Multi-Utilities — 0.7%
238	Centrica plc, (United Kingdom) (m)	1,205
1	CH Energy Group, Inc.	53
1	Consolidated Edison, Inc.	76
3	DTE Energy Co.	160
21	GDF Suez, (France) (m)	539
10	NorthWestern Corp.	351
29	PG&E Corp.	1,247
15	Sempra Energy	882
23	Suez Environnement Co., (France) (m)	357

		4,870

	Water Utilities — 0.1%
5	Cia de Saneamento Basico do Estado de Sao Paulo, (Brazil), ADR	383

	Total Utilities	13,829

	Total Common Stocks (Cost $363,406)	439,700

Preferred Stocks — 0.5%
Consumer Discretionary — 0.2%
	Automobiles — 0.2%
8	Volkswagen AG, (Germany) (m)	1,327

Consumer Staples — 0.2%
	Beverages — 0.1%
15	Cia de Bebidas das Americas, (Brazil), ADR	635

	Household Products — 0.1%
15	Henkel AG & Co. KGaA, (Germany) (m)	1,106

	Total Consumer Staples	1,741

Financials — 0.1%
	Commercial Banks — 0.1%
27	Banco do Estado do Rio Grande do Sul, (Brazil)	292
4	Itau Unibanco Holding S.A., (Brazil), ADR	79

	Total Financials	371

	Total Preferred Stocks (Cost $2,452)	3,439

PRINCIPAL AMOUNT ($)
Asset-Backed Securities — 2.1%
798	ACE Securities Corp., Series 2006-SD1, Class A1B, VAR, 0.592%, 02/25/36 (m)	726
56	AH Mortgage Advance Trust, (Cayman Islands), Series SART-1, Class A1, 2.630%, 05/10/42 (e) (m)	56
	Ally Auto Receivables Trust,
24	Series 2010-1, Class A3, 1.450%, 05/15/14 (m)	24
67	Series 2010-3, Class A4, 1.550%, 08/17/15 (m)	68
93	Series 2010-4, Class A3, 0.910%, 11/17/14 (m)	94
82	Series 2011-3, Class A3, 0.970%, 08/17/15 (m)	82
53	AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A3, 1.170%, 01/08/16 (m)	53
990	Ameriquest Mortgage Securities, Inc., Series 2004-R1, Class M1, VAR, 0.772%, 02/25/34 (m)	703
705	Asset Backed Securities Corp. Home Equity, Series 2005-HE1, Class M3, VAR, 1.112%, 03/25/35 (m)	419
33	Bank of America Auto Trust, Series 2010-2, Class A3, 1.310%, 07/15/14	33
	Bayview Financial Acquisition Trust,
408	Series 2005-C, Class A1C, VAR, 0.651%, 06/28/44	381
951	Series 2006-A, Class 2A4, VAR, 0.541%, 02/28/41	827
200	Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A3, 0.910%, 08/08/13	200
150	Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 09/20/19	179
	CNH Equipment Trust,
16	Series 2010-A, Class A3, 1.540%, 07/15/14	16
100	Series 2011-A, Class A3, 1.200%, 05/16/16	101
	Credit-Based Asset Servicing and Securitization LLC,
1,016	Series 2005-CB4, Class AF4, SUB, 5.028%, 08/25/35	998
530	Series 2005-CB5, Class AF2, SUB, 4.831%, 08/25/35	514
	CS First Boston Mortgage Securities Corp.,
42	Series 2002-HE4, Class AF, 5.510%, 08/25/32	42
53	Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	52
100	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	106
1,541	Equity One ABS, Inc., Series 2003-1, Class M1, VAR, 4.860%, 07/25/33	1,302
273	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A3, VAR, 0.782%, 09/25/34	258

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
100	Ford Credit Auto Owner Trust, Series 2011-B, Class A3, 0.840%, 06/15/15	100
929	Home Equity Asset Trust, Series 2005-7, Class 2A4, VAR, 0.622%, 01/25/36	788
	Honda Auto Receivables Owner Trust,
60	Series 2011-1, Class A4, 1.800%, 04/17/17	61
39	Series 2012-1, Class A4, 0.970%, 04/16/18	39
	Hyundai Auto Receivables Trust,
65	Series 2010-B, Class A4, 1.630%, 03/15/17	66
57	Series 2011-B, Class A4, 1.650%, 02/15/17	58
	John Deere Owner Trust,
8	Series 2009-B, Class A3, 1.570%, 10/15/13	8
55	Series 2011-A, Class A3, 1.290%, 01/15/16	55
	MASTR Asset Backed Securities Trust,
570	Series 2002-OPT1, Class M3, VAR, 3.767%, 11/25/32	496
250	Series 2005-OPT1, Class M1, VAR, 0.642%, 03/25/35	219
	Mercedes-Benz Auto Receivables Trust,
43	Series 2010-1, Class A3, 1.420%, 08/15/14	44
68	Series 2011-1, Class A3, 0.850%, 03/16/15	68
1,134	Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M1, VAR, 1.292%, 05/25/33	888
275	Morgan Stanley ABS Capital I, Series 2005-HE1, Class M3, VAR, 0.762%, 12/25/34	204
250	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.692%, 03/25/35	178
83	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4, 1.000%, 07/16/18	83
	Option One Mortgage Loan Trust,
780	Series 2003-5, Class A3, VAR, 1.142%, 08/25/33	636
2,075	Series 2004-2, Class M2, VAR, 1.817%, 05/25/34	1,448
233	Park Place Securities, Inc., Series 2004-MCW1, Class M1, VAR, 0.867%, 10/25/34	221
	Renaissance Home Equity Loan Trust,
247	Series 2003-3, Class A, VAR, 0.742%, 12/25/33	198
634	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	545
356	Residential Asset Mortgage Products, Inc., Series 2004-RS4, Class AI6, VAR, 5.072%, 04/25/34	332
	Residential Asset Securities Corp.,
659	Series 2003-KS4, Class AI6, VAR, 3.870%, 05/25/33	639
287	Series 2005-KS7, Class M1, VAR, 0.682%, 08/25/35	274
200	Series 2005-KS9, Class A3, VAR, 0.612%, 10/25/35	192
76	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	76
	Structured Asset Investment Loan Trust,
528	Series 2004-7, Class M1, VAR, 1.292%, 08/25/34	396
180	Series 2005-5, Class A9, VAR, 0.512%, 06/25/35	170

	Total Asset-Backed Securities (Cost $15,722)	15,716

Collateralized Mortgage Obligations — 8.4%
	Agency CMO — 7.1%
256	Federal Home Loan Banks, Series TQ-2015, Class A, 5.065%, 10/20/15	277
359	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 31, Class Z, 8.000%, 04/25/24	412
	Federal Home Loan Mortgage Corp. REMICS,
7	Series 1087, Class I, 8.500%, 06/15/21	8
6	Series 1136, Class H, 6.000%, 09/15/21	7
171	Series 1617, Class PM, 6.500%, 11/15/23	194
137	Series 1710, Class GH, 8.000%, 04/15/24	161
99	Series 1732, Class K, 6.500%, 05/15/24	105
132	Series 1843, Class Z, 7.000%, 04/15/26	138
160	Series 2033, Class K, 6.050%, 08/15/23	160
1,592	Series 2097, Class PD, 8.000%, 11/15/28	1,958
45	Series 2115, Class PE, 6.000%, 01/15/14	46
314	Series 2378, Class BD, 5.500%, 11/15/31	333
57	Series 2391, Class QR, 5.500%, 12/15/16	61
147	Series 2394, Class MC, 6.000%, 12/15/16	157
186	Series 2405, Class JF, 6.000%, 01/15/17	200
96	Series 2425, Class OB, 6.000%, 03/15/17	104
288	Series 2455, Class GK, 6.500%, 05/15/32	331
83	Series 2457, Class PE, 6.500%, 06/15/32	95
220	Series 2473, Class JZ, 6.500%, 07/15/32	247
25	Series 2503, Class TG, 5.500%, 09/15/17	27
28	Series 2508, Class AQ, 5.500%, 10/15/17	30
85	Series 2515, Class DE, 4.000%, 03/15/32	87
59	Series 2522, Class AH, 5.250%, 02/15/32	60
189	Series 2527, Class BP, 5.000%, 11/15/17	203
108	Series 2531, Class HN, 5.000%, 12/15/17	116
88	Series 2538, Class CB, 5.000%, 12/15/17	94

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
473	Series 2564, Class NK, 5.000%, 02/15/18	508
499	Series 2575, Class PE, 5.500%, 02/15/33	552
500	Series 2586, Class WG, 4.000%, 03/15/33	540
250	Series 2594, Class OL, 5.000%, 04/15/18	271
129	Series 2595, Class HO, 4.500%, 03/15/23	142
326	Series 2627, Class KM, 4.500%, 06/15/18	349
468	Series 2636, Class Z, 4.500%, 06/15/18	499
277	Series 2651, Class VZ, 4.500%, 07/15/18	296
180	Series 2657, Class ME, 5.000%, 10/15/22	192
400	Series 2663, Class VQ, 5.000%, 06/15/22	439
200	Series 2685, Class DT, 5.000%, 10/15/23	226
151	Series 2686, Class GC, 5.000%, 10/15/23	167
150	Series 2695, Class DE, 4.000%, 01/15/17	151
500	Series 2699, Class TC, 4.000%, 11/15/18	536
400	Series 2715, Class NG, 4.500%, 12/15/18	439
133	Series 2727, Class PE, 4.500%, 07/15/32	141
332	Series 2744, Class TU, 5.500%, 05/15/32	349
765	Series 2744, Class VD, 5.500%, 02/15/26	861
149	Series 2748, Class LE, 4.500%, 12/15/17	151
214	Series 2756, Class NA, 5.000%, 02/15/24	235
238	Series 2763, Class PD, 4.500%, 12/15/17	242
150	Series 2764, Class OE, 4.500%, 03/15/19	165
176	Series 2773, Class CD, 4.500%, 04/15/24	190
48	Series 2775, Class WA, 4.500%, 04/15/19	49
7	Series 2778, Class TD, 4.250%, 06/15/33	7
39	Series 2780, Class JA, 4.500%, 04/15/19	40
43	Series 2780, Class JG, 4.500%, 04/15/19	45
196	Series 2780, Class MD, 5.000%, 09/15/31	198
98	Series 2780, Class TH, 5.000%, 09/15/29	98
179	Series 2783, Class AT, 4.000%, 04/15/19	194
40	Series 2809, Class UB, 4.000%, 09/15/17	40
100	Series 2809, Class UC, 4.000%, 06/15/19	107
737	Series 2835, Class HB, 5.500%, 08/15/24	810
250	Series 2852, Class NY, 5.000%, 09/15/33	276
455	Series 2864, Class NB, 5.500%, 07/15/33	509
221	Series 2864, Class PE, 5.000%, 06/15/33	233
114	Series 2872, Class GC, 5.000%, 11/15/29	114
400	Series 2877, Class AD, 4.000%, 10/15/19	426
150	Series 2899, Class KB, 4.500%, 03/15/19	155
433	Series 2901, Class KB, 5.000%, 12/15/34	484
310	Series 2910, Class BE, 4.500%, 12/15/19	339
216	Series 2921, Class MD, 5.000%, 06/15/33	223
76	Series 2922, Class GA, 5.500%, 05/15/34	84
68	Series 2931, Class AM, 4.500%, 07/15/19	70
520	Series 2931, Class DC, 4.000%, 06/15/18	534
104	Series 2966, Class NC, 5.000%, 04/15/31	106
300	Series 2988, Class TY, 5.500%, 06/15/25	332
193	Series 2989, Class TG, 5.000%, 06/15/25	211
13	Series 2998, Class PK, 5.500%, 07/15/35	13
101	Series 3000, Class PB, 3.900%, 01/15/23	105
105	Series 3004, Class HK, 5.500%, 07/15/35	106
500	Series 3028, Class ME, 5.000%, 02/15/34	550
290	Series 3031, Class AG, 5.000%, 02/15/34	315
209	Series 3036, Class ND, 5.000%, 05/15/34	228
100	Series 3064, Class OG, 5.500%, 06/15/34	109
102	Series 3077, Class TO, PO, 04/15/35	96
500	Series 3078, Class PD, 5.500%, 07/15/34	545
550	Series 3084, Class BH, 5.500%, 12/15/35	643
550	Series 3098, Class KG, 5.500%, 01/15/36	641
330	Series 3098, Class PE, 5.000%, 06/15/34	357
243	Series 3102, Class CE, 5.500%, 01/15/26	278
395	Series 3106, Class PD, 5.500%, 06/15/34	424
260	Series 3113, Class QD, 5.000%, 06/15/34	279
179	Series 3121, Class JD, 5.500%, 03/15/26	197
500	Series 3135, Class JC, 6.000%, 08/15/33	526
300	Series 3151, Class PD, 6.000%, 11/15/34	318
350	Series 3151, Class UC, 5.500%, 08/15/35	381
350	Series 3178, Class PC, 5.500%, 12/15/32	362
500	Series 3184, Class PD, 5.500%, 07/15/34	522
53	Series 3200, Class PO, PO, 08/15/36	50
242	Series 3212, Class BK, 5.500%, 09/15/36	273
56	Series 3216, Class JA, 5.500%, 11/15/24	57
135	Series 3261, Class MA, 5.500%, 01/15/17	140
285	Series 3312, Class LB, 5.500%, 11/15/25	300
600	Series 3334, Class CD, 6.000%, 07/15/34	622
17	Series 3334, Class MC, 5.000%, 04/15/33	17
361	Series 3349, Class DP, 6.000%, 09/15/36	409
351	Series 3653, Class HJ, 5.000%, 04/15/40	389
170	Series 3688, Class GT, VAR, 7.158%, 11/15/46	193
221	Series 3747, Class HI, IO, 4.500%, 07/15/37	27
193	Series 3852, Class TP, IF, 5.500%, 05/15/41	214
300	Series 3874, Class DW, 3.500%, 06/15/21	318
13	Series 50, Class I, 8.000%, 06/15/20	14
165	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.500%, 02/25/43	185

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
	Federal National Mortgage Association - ACES,
260	Series 2011-M2, Class A2, 3.645%, 07/25/21	275
400	Series 2011-M4, Class A2, 3.726%, 06/25/21	427
75	Federal National Mortgage Association Interest STRIPS, Series 293, Class 1, PO, 12/01/24	69
	Federal National Mortgage Association REMICS,
10	Series 1990-7, Class B, 8.500%, 01/25/20	11
3	Series 1990-35, Class E, 9.500%, 04/25/20	3
11	Series 1990-76, Class G, 7.000%, 07/25/20	12
35	Series 1990-106, Class J, 8.500%, 09/25/20	40
6	Series 1991-73, Class A, 8.000%, 07/25/21	6
101	Series 1992-112, Class GB, 7.000%, 07/25/22	115
43	Series 1992-195, Class C, 7.500%, 10/25/22	50
6	Series 1997-42, Class PG, 7.000%, 07/18/12	6
149	Series 1998-37, Class VZ, 6.000%, 06/17/28	168
255	Series 1998-66, Class B, 6.500%, 12/25/28	285
155	Series 2002-19, Class PE, 6.000%, 04/25/17	165
288	Series 2002-24, Class AJ, 6.000%, 04/25/17	312
399	Series 2002-55, Class PG, 5.500%, 09/25/32	441
58	Series 2002-63, Class KC, 5.000%, 10/25/17	62
158	Series 2002-63, Class LB, 5.500%, 10/25/17	170
97	Series 2003-21, Class OU, 5.500%, 03/25/33	107
849	Series 2003-24, Class BC, 5.000%, 04/25/18	912
90	Series 2003-33, Class AC, 4.250%, 03/25/33	94
500	Series 2003-39, Class PG, 5.500%, 05/25/23	570
500	Series 2003-48, Class TC, 5.000%, 06/25/23	558
61	Series 2003-53, Class JL, 5.000%, 12/25/31	62
82	Series 2003-58, Class AD, 3.250%, 07/25/33	84
55	Series 2003-63, Class PE, 3.500%, 07/25/33	58
150	Series 2003-67, Class KE, 5.000%, 07/25/33	170
195	Series 2003-78, Class B, 5.000%, 08/25/23	218
108	Series 2003-81, Class CB, 4.750%, 09/25/18	112
489	Series 2003-81, Class LC, 4.500%, 09/25/18	524
194	Series 2003-81, Class YC, 5.000%, 09/25/33	204
414	Series 2003-83, Class PG, 5.000%, 06/25/23	446
179	Series 2003-110, Class WA, 4.000%, 08/25/33	189
155	Series 2003-113, Class KA, 4.500%, 11/25/18	157
500	Series 2003-122, Class TE, 5.000%, 12/25/22	532
168	Series 2003-131, Class CH, 5.500%, 01/25/34	197
805	Series 2004-32, Class AY, 4.000%, 05/25/19	870
500	Series 2004-36, Class PC, 5.500%, 02/25/34	556
543	Series 2004-53, Class NC, 5.500%, 07/25/24	581
219	Series 2005-5, Class CK, 5.000%, 01/25/35	242
239	Series 2005-18, Class EG, 5.000%, 03/25/25	256
39	Series 2005-23, Class TG, 5.000%, 04/25/35	43
202	Series 2005-29, Class WC, 4.750%, 04/25/35	221
62	Series 2005-34, Class PC, 5.500%, 06/25/32	63
188	Series 2005-38, Class TB, 6.000%, 11/25/34	219
500	Series 2005-44, Class PE, 5.000%, 07/25/33	533
263	Series 2005-58, Class EP, 5.500%, 07/25/35	293
500	Series 2005-67, Class HG, 5.500%, 01/25/35	563
283	Series 2005-68, Class BC, 5.250%, 06/25/35	310
379	Series 2005-118, Class PN, 6.000%, 01/25/32	395
633	Series 2006-43, Class LB, 5.500%, 04/25/35	695
385	Series 2006-45, Class NW, 5.500%, 01/25/35	422
244	Series 2007-65, Class KI, IF, IO, 6.378%, 07/25/37	36
448	Series 2007-79, Class PC, 5.000%, 01/25/32	458
400	Series 2008-65, Class CD, 4.500%, 08/25/23	439
130	Series 2008-68, Class VN, 5.500%, 03/25/27	141
550	Series 2008-70, Class BY, 4.000%, 08/25/23	600
145	Series 2009-37, Class KI, IF, IO, 5.758%, 06/25/39	19
244	Series 2009-50, Class PT, VAR, 5.971%, 05/25/37	271
157	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	23
200	Series 2009-86, Class OT, PO, 10/25/37	181
595	Series 2009-92, Class AD, 6.000%, 11/25/39	667
577	Series 2009-112, Class ST, IF, IO, 6.008%, 01/25/40	72
316	Series 2010-35, Class SB, IF, IO, 6.178%, 04/25/40	39
1,057	Series 2010-37, Class CY, 5.000%, 04/25/40	1,187
512	Series 2010-64, Class DM, 5.000%, 06/25/40	558
374	Series 2010-64, Class EH, 5.000%, 10/25/35	396
320	Series 2010-111, Class AE, 5.500%, 04/25/38	342
257	Series 2011-22, Class MA, 6.500%, 04/25/38	295
150	Series 2011-52, Class KB, 5.500%, 06/25/41	178
150	Series 2011-52, Class LB, 5.500%, 06/25/41	177
74	Series G92-35, Class E, 7.500%, 07/25/22	83
	Government National Mortgage Association,
390	Series 2005-48, Class CY, 5.000%, 06/20/35	441
235	Series 2005-92, Class CD, 5.000%, 01/20/32	258

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
250	Series 2006-38, Class SG, IF, IO, 6.408%, 09/20/33	23
400	Series 2006-69, Class MB, 5.500%, 12/20/36	461
254	Series 2007-26, Class SW, IF, IO, 5.958%, 05/20/37	41
469	Series 2008-33, Class PB, 5.500%, 04/20/38	521
250	Series 2008-42, Class PB, 5.500%, 08/20/36	276
106	Series 2008-62, Class SA, IF, IO, 5.908%, 07/20/38	16
278	Series 2008-68, Class PQ, 5.500%, 04/20/38	303
250	Series 2008-71, Class PB, 6.000%, 07/20/37	275
255	Series 2008-76, Class US, IF, IO, 5.658%, 09/20/38	39
385	Series 2008-95, Class DS, IF, IO, 7.058%, 12/20/38	61
239	Series 2009-72, Class SM, IF, IO, 6.008%, 08/16/39	33
540	Series 2009-106, Class ST, IF, IO, 5.758%, 02/20/38	87
256	Series 2010-14, Class QP, 6.000%, 12/20/39	278
234	Series 2010-157, Class OP, PO, 12/20/40	196
177	Series 2011-97, Class WA, VAR, 6.063%, 11/20/38	202

		52,885

	Non-Agency CMO — 1.3%
	Banc of America Alternative Loan Trust,
425	Series 2003-2, Class CB2, VAR, 0.742%, 04/25/33	405
528	Series 2004-9, Class 4A1, 5.500%, 10/25/19	535
221	Banc of America Mortgage Securities, Inc., Series 2003-3, Class 1A7, 5.500%, 05/25/33	226
	Citicorp Mortgage Securities, Inc.,
150	Series 2004-4, Class A4, 5.500%, 06/25/34	157
57	Series 2005-7, Class 1A6, 5.500%, 10/25/35	56
79	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.250%, 09/25/33	83
	Countrywide Alternative Loan Trust,
63	Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	63
518	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	497
376	Series 2004-30CB, Class 3A1, 5.000%, 02/25/20	383
710	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	685
150	Credit Suisse Mortgage Capital Certificates, Series 2011-7R, Class A1, VAR, 1.491%, 08/28/47 (e)	148
109	CS First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	113
	First Horizon Asset Securities, Inc.,
8	Series 2004-AR7, Class 2A1, VAR, 2.617%, 02/25/35	7
484	Series 2006-3, Class 1A13, 6.250%, 11/25/36	468
	GSR Mortgage Loan Trust,
125	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	131
51	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	53
490	Series 2005-6F, Class 3A-17, 5.500%, 07/25/35	486
	JP Morgan Mortgage Trust,
219	Series 2006-A2, Class 5A3, VAR, 2.650%, 11/25/33	216
110	Series 2007-A1, Class 5A5, VAR, 2.853%, 07/25/35	107
231	Lehman Mortgage Trust, 5.500%, 02/25/36	233
	MASTR Alternative Loans Trust,
67	Series 2004-5, Class 5A1, 4.750%, 06/25/19	68
821	Series 2004-6, Class 7A1, 6.000%, 07/25/34	817
22	MASTR Asset Securitization Trust, Series 2003-11, Class 3A1, 4.500%, 12/25/18	22
82	Medallion Trust, (Australia), Series 2005-2G, Class A, VAR, 0.533%, 08/22/36	80
	Morgan Stanley Mortgage Loan Trust,
155	Series 2004-3, Class 4A, VAR, 5.654%, 04/25/34	158
272	Series 2004-4, Class 2A, VAR, 6.337%, 09/25/34	270
	Opteum Mortgage Acceptance Corp.,
885	Series 2005-3, Class A1B, VAR, 0.502%, 07/25/35	851
1,411	Series 2005-3, Class APT, VAR, 0.532%, 07/25/35	1,164
72	PHH Mortgage Capital LLC, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	75
72	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	74
	Residential Accredit Loans, Inc.,
30	Series 2004-QS3, Class CB, 5.000%, 03/25/19	30
18	Series 2004-QS8, Class A12, 5.000%, 06/25/34	18
100	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	102

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
895	Sequoia Mortgage Trust, Series 2007-3, Class 1A1, VAR, 0.442%, 07/20/36	660
34	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 5.023%, 12/25/33	35
	WaMu Mortgage Pass-Through Certificates,
66	Series 2003-AR9, Class 1A6, VAR, 2.459%, 09/25/33	66
44	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	46
	Wells Fargo Mortgage-Backed Securities Trust,
42	Series 2004-7, Class 2A2, 5.000%, 07/25/19	44
36	Series 2004-EE, Class 3A1, VAR, 2.758%, 12/25/34	36
336	Series 2004-P, Class 2A1, VAR, 2.676%, 09/25/34	335

		10,003

	Total Collateralized Mortgage Obligations (Cost $59,459)	62,888

Commercial Mortgage-Backed Securities — 0.5%
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
100	Series 2005-3, Class A4, 4.668%, 07/10/43	109
100	Series 2005-3, Class AM, 4.727%, 07/10/43	104
50	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	55
308	Series 2005-6, Class ASB, VAR, 5.193%, 09/10/47	322
300	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	337
150	Series 2006-4, Class A4, 5.634%, 07/10/46	169
100	Series 2006-5, Class A4, 5.414%, 09/10/47	111
100	Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4, VAR, 5.452%, 03/11/39	112
140	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	154
150	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	156
561	GS Mortgage Securities Corp., Series 2005-SE, Class A1, VAR, 0.592%, 01/25/45	496
200	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	216
200	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class AJ, VAR, 5.457%, 08/12/37	205
213	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 03/15/36	224
100	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.660%, 05/12/39	113
4,041	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.201%, 12/12/49 (e)	51
8,726	Morgan Stanley Capital I, Series 2007-HQ11, Class X, IO, VAR, 0.229%, 02/12/44 (e)	64
150	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.656%, 08/15/39	162
	WF-RBS Commercial Mortgage Trust,
500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	536
200	Series 2012-C6, 3.440%, 04/17/45	202

	Total Commercial Mortgage-Backed Securities (Cost $3,718)	3,898

Corporate Bonds — 6.9%
Consumer Discretionary — 0.7%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
60	4.250%, 03/01/21	63
125	5.000%, 03/30/20	141

		204

	Automobiles — 0.1%
	Daimler Finance North America LLC,
350	1.950%, 03/28/14 (e)	354
100	6.500%, 11/15/13	109

		463

	Broadcasting & Cable TV — 0.0% (g)
100	DISH DBS Corp., 7.875%, 09/01/19	115

	Diversified Consumer Services — 0.0% (g)
100	Service Corp. International, 7.000%, 05/15/19	108

	Hotels, Restaurants & Leisure — 0.0% (g)
100	Vail Resorts, Inc., 6.500%, 05/01/19	105

	Household Durables — 0.0% (g)
33	Newell Rubbermaid, Inc., 4.700%, 08/15/20	35

	Leisure Equipment & Products — 0.0% (g)
60	Mattel, Inc., 5.450%, 11/01/41	63

	Media — 0.5%
120	CBS Corp., 7.875%, 07/30/30	155
37	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13 (m)	40
	Comcast Corp.,
145	4.950%, 06/15/16	163

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Media — Continued
200	5.850%, 11/15/15	230
70	6.400%, 03/01/40	86
100	6.450%, 03/15/37	120
	Cox Communications, Inc.,
125	5.450%, 12/15/14	139
25	8.375%, 03/01/39 (e)	35
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
230	5.000%, 03/01/21	249
150	6.000%, 08/15/40	160
47	Discovery Communications LLC, 4.375%, 06/15/21	51
	NBC Universal Media LLC,
150	3.650%, 04/30/15	160
75	4.375%, 04/01/21	80
95	5.150%, 04/30/20	108
	News America, Inc.,
25	6.150%, 03/01/37	28
250	6.750%, 01/09/38	271
90	6.900%, 08/15/39	107
130	Thomson Reuters Corp., (Canada), 3.950%, 09/30/21	136
	Time Warner Cable, Inc.,
30	5.500%, 09/01/41	31
75	5.875%, 11/15/40	81
125	7.300%, 07/01/38	158
120	8.750%, 02/14/19	156
155	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	207
	Time Warner, Inc.,
110	6.500%, 11/15/36	128
250	7.625%, 04/15/31 (m)	320
	Viacom, Inc.,
17	3.875%, 12/15/21	17
100	6.250%, 04/30/16	117
70	WPP Finance 2010, (United Kingdom), 4.750%, 11/21/21 (e)	73

		3,606

	Multiline Retail — 0.1%
100	Macy’s Retail Holdings, Inc., 7.875%, 07/15/15	118
200	Target Corp., 7.000%, 01/15/38	269

		387

	Total Consumer Discretionary	5,086

Consumer Staples — 0.5%
	Beverages — 0.2%
100	Anheuser-Busch Cos. LLC, 7.550%, 10/01/30 (m)	132
	Anheuser-Busch InBev Worldwide, Inc.,
45	1.500%, 07/14/14 (m)	46
245	5.375%, 01/15/20 (m)	288
150	Coca-Cola Co. (The), 4.875%, 03/15/19	172
100	Constellation Brands, Inc., 7.250%, 05/15/17	113
60	PepsiCo, Inc., 4.000%, 03/05/42	57
150	Pernod-Ricard S.A., (France), 4.250%, 07/15/22 (e)	150
200	SABMiller Holdings, Inc., 2.450%, 01/15/17 (e)	203

		1,161

	Food & Staples Retailing — 0.1%
	CVS Caremark Corp.,
100	4.125%, 05/15/21	107
75	5.750%, 05/15/41	85
54	CVS Pass-Through Trust, 6.943%, 01/10/30	63
105	Delhaize Group S.A., (Belgium), 5.700%, 10/01/40	97
	Kroger Co. (The),
25	5.400%, 07/15/40	26
150	6.400%, 08/15/17	181
	Wal-Mart Stores, Inc.,
70	5.000%, 10/25/40	77
90	6.200%, 04/15/38	115

		751

	Food Products — 0.2%
	Bunge Ltd. Finance Corp.,
100	5.875%, 05/15/13	104
100	8.500%, 06/15/19	122
150	Cargill, Inc., 6.000%, 11/27/17 (e)	179
66	Kellogg Co., 3.250%, 05/21/18	70
	Kraft Foods, Inc.,
498	5.375%, 02/10/20	576
100	7.000%, 08/11/37	126

		1,177

	Household Products — 0.0% (g)
200	Procter & Gamble Co. (The), 1.450%, 08/15/16	202

	Tobacco — 0.0% (g)
120	Altria Group, Inc., 4.750%, 05/05/21 (m)	129

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Tobacco — Continued
85	Philip Morris International, Inc., 4.375%, 11/15/41	83

		212

	Total Consumer Staples	3,503

Energy — 0.5%
	Energy Equipment & Services — 0.1%
100	Ensco plc, (United Kingdom), 4.700%, 03/15/21	108
125	Halliburton Co., 8.750%, 02/15/21	174
50	Noble Holding International Ltd., (Cayman Islands), 5.250%, 03/15/42	50
	Transocean, Inc., (Cayman Islands),
140	6.375%, 12/15/21	157
50	6.500%, 11/15/20	56

		545

	Oil, Gas & Consumable Fuels — 0.4%
50	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31 (m)	57
	Anadarko Petroleum Corp.,
125	5.950%, 09/15/16 (m)	144
190	6.375%, 09/15/17 (m)	226
60	Apache Corp., 5.250%, 02/01/42 (m)	67
80	Buckeye Partners LP, 4.875%, 02/01/21	83
35	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e)	35
200	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	216
200	ConocoPhillips, 6.500%, 02/01/39 Devon Energy Corp.,	266
160	2.400%, 07/15/16	164
100	6.300%, 01/15/19	122
125	Encana Corp., (Canada), 6.625%, 08/15/37	136
	Energy Transfer Partners LP,
105	6.050%, 06/01/41	106
15	6.500%, 02/01/42	16
	Enterprise Products Operating LLC,
80	5.200%, 09/01/20	89
30	5.700%, 02/15/42	33
40	6.450%, 09/01/40	47
70	EQT Corp., 4.875%, 11/15/21	71
	Kinder Morgan Energy Partners LP,
85	3.950%, 09/01/22	84
70	6.375%, 03/01/41	77
30	6.950%, 01/15/38	34
45	Marathon Petroleum Corp., 6.500%, 03/01/41	49
155	ONEOK Partners LP, 3.250%, 02/01/16	162
145	Phillips 66, 4.300%, 04/01/22 (e)	147
165	Plains All American Pipeline LP/PAA Finance Corp., 5.750%, 01/15/20	189
	Suncor Energy, Inc., (Canada),
100	6.100%, 06/01/18	120
110	6.500%, 06/15/38	137
73	Total Capital S.A., (France), 4.125%, 01/28/21	78
57	Valero Energy Corp., 6.625%, 06/15/37	62

		3,017

	Total Energy	3,562

Financials — 2.8%
	Capital Markets — 0.5%
	Bank of New York Mellon Corp. (The),
100	2.950%, 06/18/15	106
100	4.150%, 02/01/21	107
100	BlackRock, Inc., 6.250%, 09/15/17	121
300	Credit Suisse USA, Inc., 5.125%, 08/15/15	329
	Goldman Sachs Group, Inc. (The),
375	4.750%, 07/15/13	388
255	6.250%, 02/01/41	252
100	7.500%, 02/15/19	114
100	Jefferies Group, Inc., 8.500%, 07/15/19	111
	Macquarie Group Ltd., (Australia),
80	6.250%, 01/14/21 (e)	81
100	7.300%, 08/01/14 (e)	107
	Merrill Lynch & Co., Inc.,
100	6.400%, 08/28/17	109
100	6.875%, 04/25/18	111
	Morgan Stanley,
85	4.750%, 03/22/17	85
200	5.450%, 01/09/17	204
55	5.500%, 07/28/21	54
100	5.550%, 04/27/17	102
125	5.625%, 09/23/19	124
500	5.750%, 10/18/16	517
100	5.750%, 01/25/21	98
70	6.625%, 04/01/18	74
100	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	108
150	UBS AG, (Switzerland), 5.750%, 04/25/18	164

		3,466

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — 1.0%
325	ABN Amro Bank N.V., (Netherlands), 4.250%, 02/02/17 (e) (m)	330
	Bank of Nova Scotia, (Canada),
49	3.400%, 01/22/15	52
150	4.375%, 01/13/21	162
	Barclays Bank plc, (United Kingdom),
155	2.750%, 02/23/15	156
300	5.200%, 07/10/14	318
100	6.750%, 05/22/19	115
63	BB&T Corp., 5.700%, 04/30/14	69
250	BNP Paribas S.A., (France), 3.250%, 03/11/15	252
150	BPCE S.A., (France), 2.375%, 10/04/13 (e)	148
150	Branch Banking & Trust Co., 4.875%, 01/15/13 (m)	154
105	Credit Suisse, (Switzerland), 5.300%, 08/13/19	116
270	Deutsche Bank AG, (Germany), 3.250%, 01/11/16 (m)	277
200	DNB Bank ASA, (Norway), 3.200%, 04/03/17 (e)	201
200	DNB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	203
200	Fifth Third Bancorp, 3.625%, 01/25/16	211
	HSBC Bank plc, (United Kingdom),
105	4.125%, 08/12/20 (e)	107
300	4.750%, 01/19/21 (e)	317
	HSBC Holdings plc, (United Kingdom),
170	5.100%, 04/05/21	184
30	6.100%, 01/14/42	35
	ING Bank N.V., (Netherlands),
100	2.000%, 10/18/13 (e)	100
200	4.000%, 03/15/16 (e)	202
150	KeyCorp, 6.500%, 05/14/13	158
95	Lloyds TSB Bank plc, (United Kingdom), 6.375%, 01/21/21	102
250	National City Corp., 4.900%, 01/15/15	274
195	PNC Funding Corp., 2.700%, 09/19/16	201
	Rabobank Nederland N.V., (Netherlands),
35	2.125%, 10/13/15	35
375	3.375%, 01/19/17	383
120	4.500%, 01/11/21	124
185	Royal Bank of Scotland plc (The), (United Kingdom), 4.875%, 03/16/15	192
145	Societe Generale S.A., (France), 3.500%, 01/15/16 (e)	142
310	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	333
300	SunTrust Banks, Inc., 5.000%, 09/01/15	317
105	Svenska Handelsbanken AB, (Sweden), 4.875%, 06/10/14 (e)	112
108	Toronto-Dominion Bank (The), (Canada), 2.500%, 07/14/16	111
67	U.S. Bancorp, 4.125%, 05/24/21	72
50	UnionBanCal Corp., 5.250%, 12/16/13	53
300	Wachovia Bank N.A., 5.600%, 03/15/16	334
200	Wachovia Corp., 5.750%, 02/01/18	233
490	Wells Fargo & Co., SUB, 3.676%, 06/15/16	523

		7,408

	Consumer Finance — 0.3%
250	American Express Co., 7.000%, 03/19/18 (m)	307
200	American Express Credit Corp., 2.750%, 09/15/15 (m)	207
	American Honda Finance Corp.,
200	1.450%, 02/27/15 (e) (m)	201
150	7.625%, 10/01/18 (e) (m)	190
	Capital One Bank USA N.A.,
200	6.500%, 06/13/13	211
250	8.800%, 07/15/19	306
100	Discover Financial Services, 6.450%, 06/12/17	112
100	Ford Motor Credit Co. LLC, 6.625%, 08/15/17	111
	HSBC Finance Corp.,
100	5.000%, 06/30/15	106
200	VAR, 0.821%, 01/15/14	195
50	RCI Banque S.A., (France), 4.600%, 04/12/16 (e)	50

		1,996

	Diversified Financial Services — 0.6%
	Bank of America Corp.,
130	3.625%, 03/17/16	130
50	3.750%, 07/12/16	50
90	3.875%, 03/22/17	90
105	5.000%, 05/13/21	105
130	5.625%, 07/01/20	136
585	5.650%, 05/01/18	624
40	5.875%, 02/07/42	40
500	7.625%, 06/01/19	577
	Citigroup, Inc.,
36	4.587%, 12/15/15	38
644	5.000%, 09/15/14	667

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
165	5.375%, 08/09/20	177
170	5.875%, 05/29/37	175
200	8.500%, 05/22/19	247
200	VAR, 0.745%, 06/09/16	175
65	CME Group, Inc., 5.750%, 02/15/14	71
35	ERAC USA Finance LLC, 4.500%, 08/16/21 (e)	36
	General Electric Capital Corp.,
225	2.250%, 11/09/15	231
200	4.625%, 01/07/21	213
150	5.625%, 05/01/18	174
370	5.875%, 01/14/38	407
200	Hutchison Whampoa International 03/13 Ltd., (Cayman Islands), 6.500%, 02/13/13 (e) (m)	208
55	Xstrata Finance Canada Ltd., (Canada), 5.800%, 11/15/16 (e)	62

		4,633

	Insurance — 0.3%
100	ACE INA Holdings, Inc., 5.875%, 06/15/14 (m)	110
285	American International Group, Inc., 6.400%, 12/15/20 (m)	323
	Aon Corp., (United Kingdom),
53	3.125%, 05/27/16 (m)	55
28	6.250%, 09/30/40 (m)	33
100	Berkshire Hathaway Finance Corp., 5.400%, 05/15/18	118
	CNA Financial Corp.,
15	5.850%, 12/15/14	16
30	5.875%, 08/15/20	32
100	6.500%, 08/15/16	113
65	Hartford Financial Services Group, Inc., 6.625%, 03/30/40	67
25	Lincoln National Corp., 4.850%, 06/24/21	26
495	MetLife Institutional Funding II, 1.625%, 04/02/15 (e)	495
	Metropolitan Life Global Funding I,
100	3.125%, 01/11/16 (e)	104
100	5.125%, 04/10/13 (e) (m)	104
100	New York Life Global Funding, 5.375%, 09/15/13 (e)	107
50	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	65
100	Principal Life Income Funding Trusts, 5.100%, 04/15/14	107
150	Prudential Financial, Inc., 5.800%, 11/16/41	162
75	Travelers Property Casualty Corp., 7.750%, 04/15/26	99

		2,136

	Real Estate Investment Trusts (REITs) — 0.1%
60	CommonWealth REIT, 6.650%, 01/15/18	64
40	Duke Realty LP, 6.750%, 03/15/20	47
68	ERP Operating LP, 4.625%, 12/15/21	71
125	HCP, Inc., 5.375%, 02/01/21	135
	Simon Property Group LP,
17	5.650%, 02/01/20	19
100	6.125%, 05/30/18	118
70	Ventas Realty LP/Ventas Capital Corp., 4.250%, 03/01/22	68
100	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	116

		638

	Thrifts & Mortgage Finance — 0.0% (g)
	Nationwide Building Society, (United Kingdom),
190	4.650%, 02/25/15 (e)	195
100	6.250%, 02/25/20 (e)	104

		299

	Total Financials	20,576

Health Care — 0.2%
	Biotechnology — 0.0% (g)
	Amgen, Inc.,
150	4.100%, 06/15/21 (m)	157
65	5.650%, 06/15/42 (m)	70
190	Gilead Sciences, Inc., 4.500%, 04/01/21	201

		428

	Health Care Providers & Services — 0.1%
80	AmerisourceBergen Corp., 3.500%, 11/15/21 (m)	82
105	Aristotle Holding, Inc., 4.750%, 11/15/21 (e) (m)	112
	Cigna Corp.,
135	4.375%, 12/15/20	142
20	5.375%, 02/15/42	20
100	Coventry Health Care, Inc., 5.450%, 06/15/21	109
120	Express Scripts, Inc., 3.125%, 05/15/16	125
100	Medco Health Solutions, Inc., 7.125%, 03/15/18	120
50	Roche Holdings, Inc., 7.000%, 03/01/39 (e)	68
105	UnitedHealth Group, Inc., 5.700%, 10/15/40	122
65	WellPoint, Inc., 5.800%, 08/15/40	77

		977

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Pharmaceuticals — 0.1%
45	Abbott Laboratories, 5.300%, 05/27/40 (m)	52
100	Mylan, Inc., 7.625%, 07/15/17 (e)	110
75	Pfizer, Inc., 7.200%, 03/15/39	108
200	Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, (Netherlands), 3.000%, 06/15/15	211

		481

	Total Health Care	1,886

Industrials — 0.5%
	Aerospace & Defense — 0.1%
100	Honeywell International, Inc., 4.250%, 03/01/21	113
	Lockheed Martin Corp.,
140	2.125%, 09/15/16	142
200	4.250%, 11/15/19	217
100	Northrop Grumman Corp., 5.050%, 08/01/19	111
180	United Technologies Corp., 5.400%, 05/01/35	209

		792

	Airlines — 0.0% (g)
22	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21 (m)	23
93	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	101
110	Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22	120
19	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	20
17	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	18

		282

	Commercial Services & Supplies — 0.1%
	Pitney Bowes, Inc.,
150	4.875%, 08/15/14	160
50	5.000%, 03/15/15	53
	Waste Management, Inc.,
180	2.600%, 09/01/16	184
37	4.600%, 03/01/21	41
100	4.750%, 06/30/20	111

		549

	Industrial Conglomerates — 0.1%
61	Danaher Corp., 3.900%, 06/23/21	67
180	General Electric Co., 5.250%, 12/06/17	208
40	Koninklijke Philips Electronics N.V., (Netherlands), 5.750%, 03/11/18	47
35	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	45

		367

	Machinery — 0.0% (g)
	Caterpillar, Inc.,
100	3.900%, 05/27/21	110
105	5.200%, 05/27/41	121

		231

	Road & Rail — 0.2%
	Burlington Northern Santa Fe LLC,
500	4.100%, 06/01/21	534
100	5.650%, 05/01/17	116
30	5.750%, 05/01/40	34
200	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	253
150	CSX Corp., 7.375%, 02/01/19	188
391	Norfolk Southern Corp., 4.837%, 10/01/41 (e)	403
	Ryder System, Inc.,
43	3.500%, 06/01/17	45
20	3.600%, 03/01/16	21
218	Union Pacific Corp., 4.163%, 07/15/22	236

		1,830

	Total Industrials	4,051

Information Technology — 0.2%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
100	4.450%, 01/15/20	113
120	5.500%, 01/15/40	140

		253

	Computers & Peripherals — 0.1%
160	Dell, Inc., 4.625%, 04/01/21	178
120	Hewlett-Packard Co., 4.300%, 06/01/21	122

		300

	Electronic Equipment, Instruments & Components — 0.0% (g)
150	Arrow Electronics, Inc., 6.000%, 04/01/20 (m)	163

	Internet Software & Services — 0.0% (g)
100	eBay, Inc., 3.250%, 10/15/20	102

	Office Electronics — 0.1%
	Xerox Corp.,
150	4.500%, 05/15/21	155
100	5.625%, 12/15/19	111

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Office Electronics — Continued
115	VAR, 1.874%, 09/13/13	116

		382

	Semiconductors & Semiconductor Equipment — 0.0% (g)
92	Texas Instruments, Inc., 2.375%, 05/16/16	96

	Software — 0.0% (g)
	Oracle Corp.,
100	5.250%, 01/15/16	115
85	6.125%, 07/08/39	105

		220

	Total Information Technology	1,516

Materials — 0.2%
	Chemicals — 0.0% (g)
38	Dow Chemical Co. (The), 4.250%, 11/15/20	40
100	Praxair, Inc., 5.200%, 03/15/17	116
150	Union Carbide Corp., 7.750%, 10/01/96	156

		312

	Construction Materials — 0.0% (g)
44	CRH America, Inc., 6.000%, 09/30/16	48

	Metals & Mining — 0.2%
50	ArcelorMittal, (Luxembourg), 6.750%, 03/01/41 (m)	47
	Barrick North America Finance LLC,
90	4.400%, 05/30/21	95
50	5.700%, 05/30/41	53
150	BHP Billiton Finance USA Ltd., (Australia),
	1.000%, 02/24/15	150
55	Newmont Mining Corp., 4.875%, 03/15/42	51
	Rio Tinto Finance USA Ltd., (Australia),
95	2.250%, 09/20/16	98
150	2.500%, 05/20/16	155
100	4.125%, 05/20/21	105
35	8.950%, 05/01/14	41
45	Teck Resources Ltd., (Canada), 6.250%, 07/15/41	49
	Vale Overseas Ltd., (Cayman Islands),
150	4.625%, 09/15/20	158
60	6.875%, 11/21/36	69
65	Xstrata Finance Canada Ltd., (Canada), 6.000%, 11/15/41 (e)	68

		1,139

	Paper & Forest Products — 0.0% (g)
105	International Paper Co., 6.000%, 11/15/41	114

	Total Materials	1,613

Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.3%
	AT&T, Inc.,
250	4.850%, 02/15/14 (m)	269
325	6.300%, 01/15/38 (m)	382
100	British Telecommunications plc, (United Kingdom), 9.625%, 12/15/30	147
210	Cellco Partnership/Verizon Wireless Capital LLC, 8.500%, 11/15/18	288
	Deutsche Telekom International Finance B.V., (Netherlands),
205	2.250%, 03/06/17 (e)	203
100	6.750%, 08/20/18	121
	France Telecom S.A., (France),
110	4.125%, 09/14/21	114
45	5.375%, 01/13/42	48
150	Telecom Italia Capital S.A., (Luxembourg),
	6.175%, 06/18/14	158
	Telefonica Emisiones SAU, (Spain),
145	5.462%, 02/16/21	141
100	6.221%, 07/03/17	106
	Verizon Communications, Inc.,
65	4.600%, 04/01/21	72
110	6.100%, 04/15/18	133
115	6.350%, 04/01/19	140

		2,322

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
200	2.375%, 09/08/16 (m)	202
140	5.000%, 03/30/20 (m)	156
100	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	101
125	Vodafone Group plc, (United Kingdom), 5.625%, 02/27/17	146

		605

	Total Telecommunication Services	2,927

Utilities — 0.9%
	Electric Utilities — 0.6%
100	Appalachian Power Co., 4.600%, 03/30/21 (m)	109
100	Carolina Power & Light Co., 5.125%, 09/15/13	106
90	CenterPoint Energy Houston Electric LLC, Series M2, 5.750%, 01/15/14	97
	Commonwealth Edison Co.,
200	1.625%, 01/15/14	203
190	3.400%, 09/01/21	196

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electric Utilities — Continued
215	Consolidated Edison Co. of New York, Inc., 5.850%, 04/01/18	261
130	Duke Energy Corp., 5.050%, 09/15/19	148
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	98
140	Entergy Arkansas, Inc., 3.750%, 02/15/21	144
94	Exelon Generation Co. LLC, 5.750%, 10/01/41	105
60	FirstEnergy Corp., Series C, 7.375%, 11/15/31	74
50	Florida Power & Light Co., 5.950%, 10/01/33	62
	Georgia Power Co.,
145	3.000%, 04/15/16	153
200	4.250%, 12/01/19	219
35	Great Plains Energy, Inc., 4.850%, 06/01/21	37
100	Indiana Michigan Power Co., 7.000%, 03/15/19	123
210	LG&E and KU Energy LLC, 2.125%, 11/15/15	211
	Nevada Power Co.,
20	5.375%, 09/15/40	23
34	5.450%, 05/15/41	39
50	6.500%, 08/01/18	61
80	Nisource Finance Corp., 5.800%, 02/01/42	85
110	NV Energy, Inc., 6.250%, 11/15/20	119
60	Oglethorpe Power Corp., 5.375%, 11/01/40	67
85	Oncor Electric Delivery Co. LLC, 5.250%, 09/30/40	86
	Pacific Gas & Electric Co.,
40	5.400%, 01/15/40	45
100	6.050%, 03/01/34	122
10	PacifiCorp, 5.650%, 07/15/18	12
200	Pennsylvania Electric Co., 6.050%, 09/01/17	228
125	PPL WEM Holdings plc, (United Kingdom), 5.375%, 05/01/21 (e)	135
	Progress Energy, Inc.,
130	3.150%, 04/01/22	127
117	4.400%, 01/15/21	128
	Southern California Edison Co.,
40	4.500%, 09/01/40	42
100	6.650%, 04/01/29	127
200	Southwestern Public Service Co., 8.750%, 12/01/18	268

		4,060

	Gas Utilities — 0.1%
	AGL Capital Corp.,
100	5.250%, 08/15/19 (m)	113
18	5.875%, 03/15/41 (m)	21
150	ANR Pipeline Co., 9.625%, 11/01/21 (m)	219
86	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	92
	DCP Midstream LLC,
60	5.350%, 03/15/20 (e)	66
60	9.750%, 03/15/19 (e)	76
160	Rockies Express Pipeline LLC, 3.900%, 04/15/15 (e)	147

		734

	Independent Power Producers & Energy Traders — 0.0% (g)
188	PSEG Power LLC, 5.125%, 04/15/20	206
65	Southern Power Co., 5.150%, 09/15/41	68

		274

	Multi-Utilities — 0.2%
	Dominion Resources, Inc.,
235	5.200%, 08/15/19	269
210	6.250%, 06/30/12 (m)	213
40	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12 (m)	41
	MidAmerican Energy Holdings Co.,
100	5.750%, 04/01/18	117
120	6.125%, 04/01/36	143
35	6.500%, 09/15/37	44
	Sempra Energy,
100	2.300%, 04/01/17	101
100	9.800%, 02/15/19	136
95	Xcel Energy, Inc., 4.700%, 05/15/20	107

		1,171

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
120	6.085%, 10/15/17 (m)	140
100	6.593%, 10/15/37 (m)	116

		256

	Total Utilities	6,495

	Total Corporate Bonds (Cost $48,712)	51,215

Foreign Government Security — 0.0% (g)
60	United Mexican States, (Mexico), 6.375%, 01/16/13 (Cost $60)	62

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 15.3%
19	Cohen & Steers Infrastructure Fund, Inc.	338
2,676	JPMorgan Emerging Markets Debt Fund, Select Class Shares (b)	22,638
664	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	15,351
6,693	JPMorgan High Yield Fund, Class R6 Shares (b)	52,809
956	JPMorgan International Realty Fund, Select Class Shares (b)	8,372
1,305	JPMorgan Realty Income Fund, Institutional Class Shares (b)	14,611

	Total Investment Companies (Cost $95,540)	114,119

PRINCIPAL AMOUNT ($)
Mortgage Pass-Through Securities — 0.9%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
134	5.500%, 02/01/24	145
9	6.000%, 04/01/14	9
5	6.500%, 03/01/13 - 06/01/13	5
4	7.000%, 06/01/13	4
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
150	6.500%, 11/01/22 - 03/01/26	168
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
470	4.500%, 05/01/41	499
87	6.000%, 12/01/36	96
4	6.500%, 02/01/26	5
4	7.000%, 02/01/26	5
18	7.500%, 05/01/26 - 08/01/27	22
12	8.000%, 04/01/25 - 05/01/25	14
10	8.500%, 07/01/26	12
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
17	7.000%, 12/01/14 - 03/01/16	18
995	Federal National Mortgage Association, 3.730%, 06/01/18	1,080
	Federal National Mortgage Association Pool,
200	3.257%, 11/01/20	211
246	3.810%, 01/01/19	266
245	4.223%, 02/01/20	272
296	4.485%, 01/01/21	332
	Federal National Mortgage Association, 15 Year, Single Family,
39	4.500%, 05/01/19	41
46	5.000%, 10/01/19	50
420	6.000%, 01/01/14 - 01/01/24	455
9	6.500%, 04/01/13	9
6	7.000%, 06/01/13	6
	Federal National Mortgage Association, 30 Year, Single Family,
265	5.000%, 03/01/36	286
518	6.000%, 12/01/32 - 04/01/35	580
533	6.500%, 02/01/26 - 10/01/38	599
215	7.000%, 03/01/26 - 04/01/37	248
30	7.500%, 05/01/26 - 11/01/26	31
45	8.000%, 11/01/22 - 06/01/24	53
22	8.500%, 11/01/18	25
23	9.000%, 08/01/24	28
	Federal National Mortgage Association, Other,
146	2.490%, 10/01/17	151
200	3.267%, 01/01/18	214
200	3.364%, 12/01/20	212
150	3.590%, 10/01/20	160
297	4.185%, 04/01/21	328
	Government National Mortgage Association II, 30 Year, Single Family,
10	8.000%, 07/20/28	12
36	8.500%, 09/20/25	44
19	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 09/15/13	20
	Government National Mortgage Association, 30 Year, Single Family,
61	6.500%, 01/15/24 - 03/15/28	70
113	7.000%, 04/15/24 - 05/15/26	132
21	7.500%, 06/15/25 - 05/15/26	22
35	8.000%, 04/15/24 - 09/15/27	40
71	8.500%, 06/15/22 - 12/15/22	85
3	10.000%, 07/15/18	3

	Total Mortgage Pass-Through Securities (Cost $6,697)	7,067

Municipal Bonds — 0.1% (t)
	New York — 0.0% (g)
35	New York State Dormitory Authority, Build America Bonds, Series D, Rev., 5.600%, 03/15/40	41

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	New York — Continued
150	Port Authority of New York & New Jersey, Taxable Construction 164th, Rev., 5.647%, 11/01/40	175

		216

	Ohio — 0.1%
210	American Municipal Power, Inc., Build America Bonds, Rev., 7.499%, 02/15/50 (m)	268

	Total Municipal Bonds (Cost $395)	484

	Supranational — 0.0% (g)
64	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $64)	66

	U.S. Government Agency Securities — 0.0% (g)
	Tennessee Valley Authority,
44	4.625%, 09/15/60	48
65	5.250%, 09/15/39	78

	Total U.S. Government Agency Securities (Cost $108)	126

U.S. Treasury Obligations — 3.6%
	U.S. Treasury Bonds,
75	3.125%, 11/15/41 (m)	72
3,500	5.375%, 02/15/31 (m)	4,708
2,500	6.000%, 02/15/26 (m)	3,449
4,000	6.250%, 08/15/23 (m)	5,540
3,000	U.S. Treasury Bonds STRIPS, 08/15/16 (m)	2,876
	U.S. Treasury Notes,
115	0.500%, 11/30/12 (k)	115
35	0.625%, 06/30/12 (k)(m)	35
180	2.000%, 02/15/22 (m)	177
2,000	2.625%, 12/31/14 (m)	2,115
6,615	2.875%, 01/31/13 (k)(m)	6,761
600	3.125%, 10/31/16 (m)	658
95	4.250%, 09/30/12 (m)	97

	Total U.S. Treasury Obligations (Cost $24,675)	26,603

SHARES
Short-Term Investment — 2.3%
	Investment Company — 2.3%
17,386	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $17,386)	17,386

	Total Investments — 99.5% (Cost $638,394)	742,769
	Other Assets in Excess of Liabilities — 0.5%	3,867

	NET ASSETS — 100.0%	$746,636

Percentages indicated are based on net assets.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
114	TOPIX Index	06/07/12	$11,804	$537
4	10 Year Japanese Government Bond	06/11/12	6,863	(21)
25	S&P/Toronto 60 Index	06/14/12	3,532	21
12	Dow Jones Euro STOXX 50 Index	06/15/12	386	(5)
12	E-mini Russell 2000	06/15/12	993	20
347	E-mini S&P 500	06/15/12	24,345	719
4	FTSE 100 Index	06/15/12	367	(6)
34	FTSE MIB Index	06/15/12	3,570	(150)
56	10 Year U.S. Treasury Note	06/20/12	7,251	(68)
7	30 Year U.S. Treasury Bond	06/20/12	964	(25)
7	2 Year U.S. Treasury Note	06/29/12	1,541	— (h)
116	5 Year U.S. Treasury Note	06/29/12	14,215	(48)

	Short Futures Outstanding
(54)	IBEX 35 Index	04/20/12	(5,706)	207
(375)	OMXS30 Index	04/20/12	(6,049)	100
(43)	Hang Seng Index	04/27/12	(5,676)	130
(104)	Dow Jones Euro STOXX 50 Index	06/15/12	(3,341)	183
(179)	E-mini Russell 2000	06/15/12	(14,816)	(474)
(45)	10 Year Canadian Government Bond	06/20/12	(5,921)	79
(15)	10 Year U.S. Treasury Note	06/20/12	(1,942)	20
(63)	SFE SPI 200 Index	06/21/12	(7,089)	(140)
(33)	Long Gilt	06/27/12	(6,044)	36
(5)	5 Year U.S. Treasury Note	06/29/12	(613)	3

				$1,118

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 03/31/12		NET UNREALIZED APPRECIATION (DEPRECIATION)
10,696,103	JPY
128,635	for AUD	Royal Bank of Canada	05/23/12	$132	#	$129	#	$(3)
13,269,283	JPY
148,690	for CHF	Royal Bank of Canada	05/23/12	166	#	161	#	(5)
118,409	CAD
90,000	for EUR	Citibank, N.A.	05/23/12	120	#	119	#	(1)
82,224	EUR
68,791	for GBP	Barclays Bank plc	05/23/12	110	#	110	#	—	(h)
82,789	EUR
69,145	for GBP	Royal Bank of Scotland	05/23/12	110	#	110	#	—	(h)
103,902	EUR
86,484	for GBP	Union Bank of Switzerland AG	05/23/12	139	#	139	#	—	(h)
85,301	GBP
1,040,015	for HKD	Westpac Banking Corp.	05/23/12	134	#	136	#	2
3,414,190	AUD	Credit Suisse International	05/23/12	3,637		3,516		(121)
199,862	CHF	Barclays Bank plc	05/23/12	221		222		1
180,000	CHF	BNP Paribas	05/23/12	199		199		—	(h)
1,410,591	CHF	Credit Suisse International	05/23/12	1,540		1,563		23
134,727	GBP	Barclays Bank plc	05/23/12	213		214		1
2,072,286	HKD	Westpac Banking Corp.	05/23/12	267		267		—	(h)
47,631,278	JPY	Westpac Banking Corp.	05/23/12	603		576		(27)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 03/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,718,608	NOK	Westpac Banking Corp.	05/23/12	474	476	2
2,120,000	SEK	Citibank, N.A.	05/23/12	318	320	2
3,645,164	SEK	HSBC Bank, N.A.	05/23/12	541	550	9
1,078,304	SGD	Credit Suisse International	05/23/12	857	858	1

				$9,781	$9,665	$(116)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 03/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
473,889	CAD	BNP Paribas	05/23/12	$475	$475	$— (h)
100,000	CHF	Credit Suisse International	05/23/12	109	110	(1)
492,075	DKK	HSBC Bank, N.A.	05/23/12	87	88	(1)
269,495	EUR	Credit Suisse International	05/23/12	355	359	(4)
1,090,512	EUR	HSBC Bank, N.A.	05/23/12	1,433	1,455	(22)
65,124	EUR	Morgan Stanley	05/23/12	86	87	(1)
60,136	GBP	BNP Paribas	05/23/12	95	96	(1)
1,865,336	GBP	HSBC Bank, N.A.	05/23/12	2,951	2,982	(31)
5,915,046	HKD	HSBC Bank, N.A.	05/23/12	763	762	1
1,092,390	HKD	Royal Bank of Canada	05/23/12	141	141	— (h)
18,000,000	JPY	BNP Paribas	05/23/12	217	217	— (h)
36,070,020	JPY	Credit Suisse International	05/23/12	447	437	10
198,124	NZD	Westpac Banking Corp.	05/23/12	165	162	3

				$7,324	$7,371	$(47)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 03/31/12 of the currency being sold, and the value at 03/31/12 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NVDR	—	Non Voting Depository Receipt
NZD	—	New Zealand Dollar
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S.	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2012.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2012.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of $0 which amounts to 0.0% of total investments.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amounts rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as margins for future contracts.
(l)	—	The rate shown is the current yield as of March 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$115,505
Aggregate gross unrealized depreciation	(11,130)

Net unrealized appreciation/depreciation	$104,375

Federal income tax cost of investments	$638,394

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$45,280	$18,171	$—		$63,451
Consumer Staples	18,054	14,694	—	(a)	32,748
Energy	31,261	16,159	—		47,420
Financials	56,306	25,886	—		82,192
Health Care	37,592	9,458	—		47,050
Industrials	34,746	12,904	—		47,650
Information Technology	55,292	14,770	—		70,062
Materials	11,818	11,318	—		23,136
Telecommunication Services	6,187	5,975	—		12,162
Utilities	9,010	4,819	—		13,829

Total Common Stocks	305,546	134,154	—	(a)	439,700

Preferred Stocks
Consumer Discretionary	—	1,327	—		1,327
Consumer Staples	—	1,741	—		1,741
Financials	292	79	—		371

Total Preferred Stocks	292	3,147	—		3,439

Debt Securities
Asset-Backed Securities	—	15,716	—		15,716
Collateralized Mortgage Obligations
Agency CMO	—	52,885	—		52,885
Non-Agency CMO	—	10,003	—		10,003

Total Collateralized Mortgage Obligations	—	62,888	—		62,888

Commercial Mortgage-Backed Securities	—	3,898	—		3,898
Corporate Bonds
Consumer Discretionary	—	5,086	—		5,086
Consumer Staples	—	3,503	—		3,503
Energy	—	3,562	—		3,562
Financials	—	20,576	—		20,576
Health Care	—	1,886	—		1,886
Industrials	—	4,051	—		4,051
Information Technology	—	1,516	—		1,516
Materials	—	1,613	—		1,613
Telecommunication Services	—	2,927	—		2,927
Utilities	—	6,495	—		6,495

Total Corporate Bonds	—	51,215	—		51,215

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

Foreign Government Security	—	62	—		62
Mortgage Pass-Through Securities	—	7,067	—		7,067
Municipal Bonds	—	484	—		484
Supranational	—	66	—		66
U.S. Government Agency Securities	—	126	—		126
U.S. Treasury Obligations	—	26,603	—		26,603
Investment Companies	114,119	—	—		114,119
Short-Term Investment
Investment Company	17,386	—	—		17,386

Total Investments in Securities	$437,343	$305,426	$—	(a)	$742,769

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$55	$—		$55
Futures Contracts	2,055	—	—		2,055

Total Appreciation in Other Financial Instruments	$2,055	$55	$—		$2,110

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(218)	$—		$(218)
Futures Contracts	(937)	—	—		(937)

Total Depreciation in Other Financial Instruments	$(937)	$(218)	$—		$(1,155)

(a)	Security has a zero value.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Diversified Fund	Balance as of 06/30/2011		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]		Transfers into Level 3	Transfers out of Level 3	Balance as of 03/3/2012
Corporate Bonds - Financials	$—	(a)	$(199)	$199	$—	$—	$—	(a)	$—	$—	$—
Common Stocks - Consumer Staples	—		—	(122)	—	—	—		122	—	—	(b)

Total	$—	(a)	$(199)	$77	$—	$—	$—	(a)	$122	$—	$—	(b)

(a)	Amount rounds to less than one thousand.
(b)	Security has zero value.
1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to ($122,000).

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.6%
Consumer Discretionary — 20.5%
	Hotels, Restaurants & Leisure — 8.0%
26	Las Vegas Sands Corp.	1,469
33	Starbucks Corp.	1,828

		3,297

	Internet & Catalog Retail — 6.7%
4	Amazon.com, Inc. (a)	862
3	priceline.com, Inc. (a)	1,934

		2,796

	Media — 2.8%
23	DIRECTV, Class A (a)	1,157

	Textiles, Apparel & Luxury Goods — 3.0%
27	Michael Kors Holdings Ltd., (Hong Kong) (a)	1,246

	Total Consumer Discretionary	8,496

Energy — 6.7%
	Energy Equipment & Services — 3.4%
26	Cameron International Corp. (a)	1,391

	Oil, Gas & Consumable Fuels — 3.3%
14	Concho Resources, Inc. (a)	1,386

	Total Energy	2,777

Financials — 4.0%
	Consumer Finance — 4.0%
30	Capital One Financial Corp.	1,647

Health Care — 15.6%
	Biotechnology — 8.7%
13	Biogen Idec, Inc. (a)	1,634
25	Celgene Corp. (a)	1,969

		3,603

	Health Care Providers & Services — 4.0%
14	Express Scripts Holding Co. (a)	748
13	Medco Health Solutions, Inc. (a)	898

		1,646

	Pharmaceuticals — 2.9%
13	Allergan, Inc.	1,205

	Total Health Care	6,454

Industrials — 7.2%
	Aerospace & Defense — 2.5%
9	TransDigm Group, Inc. (a)	1,030

	Machinery — 0.9%
3	Cummins, Inc.	367

	Road & Rail — 3.8%
22	Kansas City Southern (a)	1,608

	Total Industrials	3,005

Information Technology — 41.7%
	Communications Equipment — 3.7%
22	QUALCOMM, Inc.	1,512

	Computers & Peripherals — 15.0%
7	Apple, Inc. (a)	3,929
54	EMC Corp. (a)	1,607
15	NetApp, Inc. (a)	688

		6,224

	Internet Software & Services — 5.9%
10	Baidu, Inc., (China), ADR (a)	1,480
1	Google, Inc., Class A (a)	956

		2,436

	IT Services — 9.8%
17	Cognizant Technology Solutions Corp.,
	Class A (a)	1,290
4	MasterCard, Inc., Class A	1,642
17	Teradata Corp. (a)	1,145

		4,077

	Semiconductors & Semiconductor Equipment — 1.8%
26	ARM Holdings plc, (United Kingdom), ADR	735

	Software — 5.5%
15	Citrix Systems, Inc. (a)	1,172
7	Salesforce.com, Inc. (a)	1,120

		2,292

	Total Information Technology	17,276

Materials — 2.9%
	Chemicals — 2.9%
15	Monsanto Co.	1,210

	Total Common Stocks (Cost $32,904)	40,865

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 1.6%
	Investment Company — 1.6%
649	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $649)	649

	Total Investments — 100.2% (Cost $33,553)	41,514
	Liabilities in Excess of Other Assets — (0.2)%	(101)

	NET ASSETS — 100.0%	$41,413

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitment, and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,016
Aggregate gross unrealized depreciation	(55)

Net unrealized appreciation/depreciation	$7,961

Federal income tax cost of investments	$33,553

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$40,779	$735	$—	$41,514

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the reported values of which are an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.6%
Consumer Discretionary — 16.7%
	Auto Components — 1.2%
78	Gentex Corp.	1,911
69	Tenneco, Inc. (a)	2,548

		4,459

	Automobiles — 0.5%
52	Tesla Motors, Inc. (a)	1,925

	Diversified Consumer Services — 1.1%
61	American Public Education, Inc. (a) (c)	2,334
46	Sotheby’s	1,807

		4,141

	Hotels, Restaurants & Leisure — 6.4%
109	Bally Technologies, Inc. (a)	5,077
68	BJ’s Restaurants, Inc. (a)	3,400
133	Bravo Brio Restaurant Group, Inc. (a)	2,650
79	Life Time Fitness, Inc. (a)	4,009
442	Morgans Hotel Group Co. (a)	2,188
358	Pinnacle Entertainment, Inc. (a)	4,122
72	Scientific Games Corp., Class A (a)	834
43	Vail Resorts, Inc. (c)	1,867

		24,147

	Internet & Catalog Retail — 0.7%
110	HomeAway, Inc. (a)	2,798

	Leisure Equipment & Products — 0.2%
22	Arctic Cat, Inc. (a)	947

	Media — 1.9%
358	National CineMedia, Inc.	5,479
247	ReachLocal, Inc. (a)	1,760

		7,239

	Specialty Retail — 2.5%
153	Francesca’s Holdings Corp. (a)	4,827
184	Lumber Liquidators Holdings, Inc. (a)	4,625

		9,452

	Textiles, Apparel & Luxury Goods — 2.2%
243	Liz Claiborne, Inc. (a)	3,247
41	Oxford Industries, Inc.	2,098
104	Vera Bradley, Inc. (a)	3,126

		8,471

	Total Consumer Discretionary	63,579

Consumer Staples — 1.1%
	Food & Staples Retailing — 1.1%
85	Fresh Market, Inc. (The) (a)	4,057

Energy — 8.0%
	Energy Equipment & Services — 3.3%
19	CARBO Ceramics, Inc.	2,043
77	Dril-Quip, Inc. (a)	5,001
184	Global Geophysical Services, Inc. (a)	1,955
129	Superior Energy Services, Inc. (a)	3,400

		12,399

	Oil, Gas & Consumable Fuels — 4.7%
87	Laredo Petroleum Holdings, Inc. (a)	2,046
296	Lone Pine Resources, Inc., (Canada) (a)	1,925
586	Magnum Hunter Resources Corp. (a)	3,756
118	Oasis Petroleum, Inc. (a)	3,647
106	Petroleum Development Corp. (a)	3,944
55	Rosetta Resources, Inc. (a)	2,672

		17,990

	Total Energy	30,389

Financials — 7.3%
	Capital Markets — 4.5%
34	Affiliated Managers Group, Inc. (a)	3,845
70	Cohen & Steers, Inc. (c)	2,225
130	Financial Engines, Inc. (a)	2,911
42	Greenhill & Co., Inc.	1,822
373	PennantPark Investment Corp.	3,880
68	Stifel Financial Corp. (a)	2,581

		17,264

	Commercial Banks — 0.5%
31	Signature Bank (a)	1,932

	Insurance — 0.5%
71	Amtrust Financial Services, Inc.	1,908

	Real Estate Investment Trusts (REITs) — 1.8%
40	BRE Properties, Inc.	2,007
124	Douglas Emmett, Inc. (m)	2,822
32	Home Properties, Inc.	1,958

		6,787

	Total Financials	27,891

Health Care — 21.2%
	Biotechnology — 5.4%
67	Acorda Therapeutics, Inc. (a)	1,777
138	Aegerion Pharmaceuticals, Inc. (a)	1,910
194	Ariad Pharmaceuticals, Inc. (a)	3,099
84	AVEO Pharmaceuticals, Inc. (a)	1,043
101	Cubist Pharmaceuticals, Inc. (a)	4,386
207	Halozyme Therapeutics, Inc. (a)	2,638
73	Idenix Pharmaceuticals, Inc. (a)	717

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Biotechnology — Continued
81	Onyx Pharmaceuticals, Inc. (a)	3,043
199	Threshold Pharmaceuticals, Inc. (a)	1,747

		20,360

	Health Care Equipment & Supplies — 6.3%
338	DynaVox, Inc., Class A (a)	1,040
559	Imris, Inc., (Canada) (a)	1,834
223	Insulet Corp. (a) (c)	4,274
111	Masimo Corp. (a)	2,587
222	MELA Sciences, Inc. (a)	993
356	Syneron Medical Ltd., (Israel) (a)	3,815
64	Thoratec Corp. (a)	2,152
164	Tornier N.V., (Netherlands) (a)	4,224
765	Unilife Corp. (a)	3,105

		24,024

	Health Care Providers & Services — 4.3%
257	Acadia Healthcare Co., Inc. (a)	4,181
223	Emeritus Corp. (a)	3,946
114	Health Net, Inc. (a)	4,522
54	WellCare Health Plans, Inc. (a)	3,874

		16,523

	Health Care Technology — 1.1%
285	Omnicell, Inc. (a)	4,329

	Life Sciences Tools & Services — 1.6%
224	Bruker Corp. (a)	3,435
168	Fluidigm Corp. (a)	2,640

		6,075

	Pharmaceuticals — 2.5%
120	Impax Laboratories, Inc. (a)	2,957
272	Nektar Therapeutics (a)	2,155
137	Sagent Pharmaceuticals, Inc. (a)	2,450
60	ViroPharma, Inc. (a)	1,801

		9,363

	Total Health Care	80,674

Industrials — 18.8%
	Aerospace & Defense — 1.0%
75	HEICO Corp.	3,854

	Building Products — 3.0%
78	Armstrong World Industries, Inc.	3,789
113	Manufacturing Co., Inc. (c)	3,643
128	Trex Co., Inc. (a)	4,112

		11,544

	Commercial Services & Supplies — 1.0%
56	Clean Harbors, Inc. (a)	3,757

	Electrical Equipment — 1.5%
90	Acuity Brands, Inc.	5,644

	Industrial Conglomerates — 1.0%
78	Carlisle Cos., Inc.	3,916

	Machinery — 4.8%
52	Graco, Inc.	2,774
48	Middleby Corp. (a)	4,896
31	Proto Labs, Inc. (a)	1,057
92	Rexnord Corp. (a)	1,937
124	Titan International, Inc.	2,940
59	Wabtec Corp.	4,480

		18,084

	Professional Services — 0.8%
137	Mistras Group, Inc. (a)	3,256

	Road & Rail — 3.4%
279	Avis Budget Group, Inc. (a)	3,944
167	Marten Transport Ltd.	3,690
108	Old Dominion Freight Line, Inc. (a)	5,132

		12,766

	Trading Companies & Distributors — 2.3%
239	Rush Enterprises, Inc., Class A (a)	5,066
51	Watsco, Inc.	3,754

		8,820

	Total Industrials	71,641

Information Technology — 23.4%
	Communications Equipment — 1.9%
192	Aruba Networks, Inc. (a)	4,284
107	Riverbed Technology, Inc. (a)	3,003

		7,287

	Computers & Peripherals — 0.6%
79	Fusion-io, Inc. (a)	2,254

	Internet Software & Services — 5.3%
113	Bazaarvoice, Inc. (a)	2,237
178	Cornerstone OnDemand, Inc. (a)	3,896
147	DealerTrack Holdings, Inc. (a)	4,445
30	Demandware, Inc. (a)	885
238	Envestnet, Inc. (a)	2,977
15	ExactTarget, Inc. (a)	390
42	OpenTable, Inc. (a)	1,716
63	Rackspace Hosting, Inc. (a)	3,613

		20,159

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	IT Services — 1.2%
281	ServiceSource International, Inc. (a)	4,353

	Semiconductors & Semiconductor Equipment — 4.6%
93	Cavium, Inc. (a)	2,868
66	Cymer, Inc. (a)	3,306
58	Hittite Microwave Corp. (a)	3,156
269	Inphi Corp. (a)	3,812
107	Mellanox Technologies Ltd., (Israel) (a)	4,475

		17,617

	Software — 9.8%
72	BroadSoft, Inc. (a)	2,738
22	CommVault Systems, Inc. (a)	1,082
65	Concur Technologies, Inc. (a) (c)	3,753
138	Fortinet, Inc. (a)	3,828
65	NetSuite, Inc. (a)	3,259
104	Nuance Communications, Inc. (a)	2,659
105	Parametric Technology Corp. (a)	2,936
136	RealPage, Inc. (a)	2,616
112	SolarWinds, Inc. (a)	4,348
83	Sourcefire, Inc. (a)	3,979
134	Take-Two Interactive Software, Inc. (a)	2,058
134	TIBCO Software, Inc. (a)	4,086

		37,342

	Total Information Technology	89,012

Materials — 0.8%
	Chemicals — 0.8%
95	Innospec, Inc. (a)	2,886

Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.3%
405	Boingo Wireless, Inc. (a)	4,900

	Total Common Stocks (Cost $296,737)	375,029

NUMBER OF WARRANTS
Warrant — 0.0%
Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
51	Magnum Hunter Resources Corp., expiring 10/14/13 (a) (Cost $—)	—

SHARES
Short-Term Investment — 2.2%
	Investment Company — 2.2%
8,220	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $8,220)	8,220

Investment of Cash Collateral for Securities on Loan — 0.9%
	Investment Company — 0.9%
3,503	JPMorgan Prime Money Market Fund, Capital Shares, 0.220% (b) (l) (Cost $3,503)	3,503

	Total Investments — 101.7% (Cost $308,460)	386,752
	Liabilities in Excess of Other Assets — (1.7)%	(6,621)

	NET ASSETS — 100.0%	$380,131

Percentages indicated are based on net assets.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	90,920
Aggregate gross unrealized depreciation	(12,628)

Net unrealized appreciation/depreciation	$78,292

Federal income tax cost of investments	$308,460

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$386,752	$—	$—	$386,752

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.8%
Consumer Discretionary — 16.8%
	Hotels, Restaurants & Leisure — 9.1%
2,160	Las Vegas Sands Corp.	124,351
900	Marriott International, Inc., Class A	34,065
2,640	Starbucks Corp.	147,550

		305,966

	Internet & Catalog Retail — 4.9%
229	priceline.com, Inc. (a)	164,307

	Multiline Retail — 2.8%
1,850	Kohl’s Corp.	92,556

	Total Consumer Discretionary	562,829

Consumer Staples — 3.4%
	Food & Staples Retailing — 2.0%
2,000	Walgreen Co.	66,980

	Household Products — 1.4%
720	Procter & Gamble Co. (The)	48,391

	Total Consumer Staples	115,371

Energy — 8.0%
	Energy Equipment & Services — 2.7%
1,680	Cameron International Corp. (a)	88,755

	Oil, Gas & Consumable Fuels — 5.3%
1,660	Devon Energy Corp.	118,059
1,200	Energen Corp.	58,980

		177,039

	Total Energy	265,794

Financials — 22.9%
	Capital Markets — 4.3%
1,540	Ameriprise Financial, Inc.	87,980
3,800	Charles Schwab Corp. (The)	54,606

		142,586

	Commercial Banks — 6.5%
480	M&T Bank Corp.	41,702
5,150	Wells Fargo & Co.	175,821

		217,523

	Insurance — 12.1%
3,490	American International Group, Inc. (a)	107,597
1,610	Berkshire Hathaway, Inc., Class B (a)	130,652
4,150	Loews Corp.	165,460

		403,709

	Total Financials	763,818

Health Care — 13.4%
	Biotechnology — 3.5%
925	Biogen Idec, Inc. (a)	116,522

	Health Care Providers & Services — 6.0%
2,300	Express Scripts, Inc. (a)	124,614
2,970	Lincare Holdings, Inc.	76,864

		201,478

	Pharmaceuticals — 3.9%
5,770	Pfizer, Inc.	130,748

	Total Health Care	448,748

Industrials — 5.7%
	Commercial Services & Supplies — 1.5%
1,600	Republic Services, Inc.	48,896

	Machinery — 0.9%
540	Illinois Tool Works, Inc.	30,845

	Road & Rail — 3.3%
1,559	Kansas City Southern (a)	111,764

	Total Industrials	191,505

Information Technology — 24.7%
	Communications Equipment — 4.9%
2,372	QUALCOMM, Inc.	161,343

	Computers & Peripherals — 14.0%
528	Apple, Inc. (a)	316,520
2,729	EMC Corp. (a)	81,543
1,565	NetApp, Inc. (a)	70,065

		468,128

	IT Services — 3.9%
1,702	Cognizant Technology Solutions Corp., Class A (a)	130,969

	Semiconductors & Semiconductor Equipment — 1.9%
2,250	ARM Holdings plc, (United Kingdom), ADR	63,653

	Total Information Technology	824,093

Materials — 1.4%
	Containers & Packaging — 1.4%
680	Rock-Tenn Co., Class A	45,941

Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.5%
1,300	Verizon Communications, Inc.	49,699

	Total Common Stocks (Cost $2,885,968)	3,267,798

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 4.1%

	Investment Company — 4.1%
135,589	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $135,589)	135,589

	Total Investments — 101.9% (Cost $3,021,557)	3,403,387
	Liabilities in Excess of Other Assets — (1.9)%	(64,343)

	NET ASSETS — 100.0%	$3,339,044

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR — American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$411,411
Aggregate gross unrealized depreciation	(29,581)

Net unrealized appreciation/depreciation	$381,830

Federal income tax cost of investments	$3,021,557

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,339,734	$63,653	$—	$3,403,387

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of an ADR, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.6%
Consumer Discretionary — 15.4%
	Hotels, Restaurants & Leisure — 3.5%
76	Marriott International, Inc., Class A	2,861
34	McDonald’s Corp.	3,286
71	Yum! Brands, Inc.	5,047

		11,194

	Internet & Catalog Retail — 0.3%
30	Expedia, Inc.	1,010

	Media — 5.1%
142	Comcast Corp., Class A	4,267
90	DISH Network Corp., Class A	2,977
156	Gannett Co., Inc.	2,384
85	Time Warner, Inc.	3,198
82	Walt Disney Co. (The)	3,594

		16,420

	Specialty Retail — 4.4%
10	AutoZone, Inc. (a)	3,606
89	Home Depot, Inc. (The)	4,458
37	Tiffany & Co.	2,544
90	TJX Cos., Inc.	3,566

		14,174

	Textiles, Apparel & Luxury Goods — 2.1%
33	NIKE, Inc., Class B	3,600
21	V.F. Corp.	3,095

		6,695

	Total Consumer Discretionary	49,493

Consumer Staples — 6.3%
	Beverages — 1.7%
55	Beam, Inc.	3,245
58	Dr. Pepper Snapple Group, Inc.	2,320

		5,565

	Food & Staples Retailing — 2.0%
71	CVS Caremark Corp.	3,158
97	Walgreen Co.	3,239

		6,397

	Food Products — 0.8%
32	JM Smucker Co. (The)	2,570

	Household Products — 1.0%
51	Procter & Gamble Co. (The)	3,418

	Tobacco — 0.8%
28	Philip Morris International, Inc.	2,472

	Total Consumer Staples	20,422

Energy — 11.4%
	Oil, Gas & Consumable Fuels — 11.4%
63	Chevron Corp.	6,740
107	ConocoPhillips	8,169
89	Devon Energy Corp.	6,344
30	Energen Corp.	1,489
33	EQT Corp.	1,572
99	Exxon Mobil Corp.	8,594
124	Williams Cos., Inc. (The)	3,817

	Total Energy	36,725

Financials — 28.8%
	Capital Markets — 9.4%
16	Affiliated Managers Group, Inc. (a)	1,811
57	Ameriprise Financial, Inc.	3,274
14	BlackRock, Inc.	2,807
174	Charles Schwab Corp. (The)	2,505
20	Goldman Sachs Group, Inc. (The)	2,463
137	Invesco Ltd.	3,646
184	Morgan Stanley	3,610
62	Northern Trust Corp.	2,951
110	T. Rowe Price Group, Inc.	7,150

		30,217

	Commercial Banks — 7.1%
75	BB&T Corp.	2,354
36	M&T Bank Corp.	3,084
213	U.S. Bancorp	6,758
314	Wells Fargo & Co.	10,703

		22,899

	Consumer Finance — 2.3%
126	American Express Co.	7,261

	Diversified Financial Services — 3.1%
392	Bank of America Corp.	3,754
168	Citigroup, Inc.	6,143

		9,897

	Insurance — 4.2%
104	Loews Corp.	4,135
71	Prudential Financial, Inc.	4,501
85	Validus Holdings Ltd., (Bermuda)	2,622
107	XL Group plc, (Ireland)	2,312

		13,570

	Real Estate Management & Development — 2.3%
141	Brookfield Asset Management, Inc., (Canada), Class A	4,464
175	Brookfield Office Properties, Inc.	3,045

		7,509

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Thrifts & Mortgage Finance — 0.4%
95	People’s United Financial, Inc.	1,263

	Total Financials	92,616

Health Care — 11.8%
	Health Care Equipment & Supplies — 1.9%
39	Baxter International, Inc.	2,325
28	Becton, Dickinson & Co.	2,198
30	Covidien plc, (Ireland)	1,642

		6,165

	Health Care Providers & Services — 3.6%
28	Humana, Inc.	2,608
154	Lincare Holdings, Inc.	3,980
87	UnitedHealth Group, Inc.	5,098

		11,686

	Pharmaceuticals — 6.3%
53	Abbott Laboratories	3,261
58	Johnson & Johnson	3,839
215	Merck & Co., Inc.	8,239
218	Pfizer, Inc.	4,931

		20,270

	Total Health Care	38,121

Industrials — 9.9%
	Aerospace & Defense — 2.8%
73	Honeywell International, Inc.	4,432
23	L-3 Communications Holdings, Inc.	1,642
37	United Technologies Corp.	3,085

		9,159

	Electrical Equipment — 1.8%
41	Cooper Industries plc	2,603
60	Emerson Electric Co.	3,146

		5,749

	Industrial Conglomerates — 3.9%
38	3M Co.	3,417
457	General Electric Co.	9,162

		12,579

	Machinery — 1.4%
94	PACCAR, Inc.	4,379

	Total Industrials	31,866

Information Technology — 9.6%
	Communications Equipment — 1.9%
158	Cisco Systems, Inc.	3,333
41	QUALCOMM, Inc.	2,796

		6,129

	Computers & Peripherals — 2.9%
16	Apple, Inc. (a)	9,412

	Internet Software & Services — 0.5%
99	Yahoo!, Inc. (a)	1,507

	IT Services — 1.3%
19	International Business Machines Corp.	4,048

	Software — 3.0%
302	Microsoft Corp.	9,752

	Total Information Technology	30,848

Materials — 0.8%
	Chemicals — 0.8%
47	E.I. du Pont de Nemours & Co.	2,502

Telecommunication Services — 3.4%
	Diversified Telecommunication Services — 3.4%
81	AT&T, Inc.	2,520
75	CenturyLink, Inc.	2,895
143	Verizon Communications, Inc.	5,468

	Total Telecommunication Services	10,883

Utilities — 2.2%
	Multi-Utilities — 2.2%
153	CMS Energy Corp.	3,357
45	PG&E Corp.	1,932
30	Sempra Energy	1,817

	Total Utilities	7,106

	Total Common Stocks (Cost $218,611)	320,582

Short-Term Investment — 0.5%
	Investment Company — 0.5%
1,630	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $1,630)	1,630

	Total Investments — 100.1% (Cost $220,241)	322,212
	Liabilities in Excess of Other Assets — (0.1)%	(360)

	NET ASSETS — 100.0%	$321,852

Percentages indicated are based on net assets.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,774
Aggregate gross unrealized depreciation	(803)

Net unrealized appreciation/depreciation	$101,971

Federal income tax cost of investments	$220,241

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$322,212	$—	$—	$322,212

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.0%
Consumer Discretionary — 10.2%
	Auto Components — 0.2%
77	TRW Automotive Holdings Corp. (a)	3,563

	Automobiles — 1.3%
1,933	Ford Motor Co.	24,137

	Diversified Consumer Services — 0.1%
65	Apollo Group, Inc., Class A (a)	2,511

	Hotels, Restaurants & Leisure — 1.7%
156	Bally Technologies, Inc. (a)	7,312
280	Brinker International, Inc.	7,706
190	Wyndham Worldwide Corp.	8,818
60	Wynn Resorts Ltd.	7,455

		31,291

	Household Durables — 0.5%
158	Jarden Corp.	6,364
72	Lennar Corp., Class A	1,968
71	Toll Brothers, Inc. (a)	1,711

		10,043

	Internet & Catalog Retail — 0.9%
46	Amazon.com, Inc. (a)	9,336
211	Expedia, Inc.	7,059

		16,395

	Media — 2.2%
367	CBS Corp. (Non-Voting), Class B	12,442
144	Time Warner Cable, Inc.	11,711
363	Viacom, Inc., Class B	17,233

		41,386

	Multiline Retail — 2.0%
127	Dillard’s, Inc., Class A	8,029
735	Macy’s, Inc.	29,209

		37,238

	Specialty Retail — 0.9%
22	AutoZone, Inc. (a)	8,328
136	Best Buy Co., Inc.	3,211
286	GameStop Corp., Class A	6,238

		17,777

	Textiles, Apparel & Luxury Goods — 0.4%
44	PVH Corp.	3,966
26	V.F. Corp.	3,810

		7,776

	Total Consumer Discretionary	192,117

Consumer Staples — 8.4%
	Beverages — 0.5%
408	Constellation Brands, Inc., Class A (a)	9,620

	Food & Staples Retailing — 2.3%
364	CVS Caremark Corp.	16,303
538	Kroger Co. (The)	13,031
232	Wal-Mart Stores, Inc.	14,210

		43,544

	Food Products — 1.6%
397	Archer-Daniels-Midland Co.	12,578
196	Campbell Soup Co.	6,641
253	ConAgra Foods, Inc.	6,639
132	Smithfield Foods, Inc. (a)	2,904
98	Tyson Foods, Inc., Class A	1,882

		30,644

	Household Products — 1.8%
81	Energizer Holdings, Inc. (a)	6,024
359	Kimberly-Clark Corp.	26,504

		32,528

	Tobacco — 2.2%
219	Altria Group, Inc.	6,773
41	Lorillard, Inc.	5,283
322	Philip Morris International, Inc.	28,550

		40,606

	Total Consumer Staples	156,942

Energy — 11.1%
	Energy Equipment & Services — 0.9%
80	Helmerich & Payne, Inc.	4,311
101	National Oilwell Varco, Inc.	8,050
175	Superior Energy Services, Inc. (a)	4,624

		16,985

	Oil, Gas & Consumable Fuels — 10.2%
492	Chevron Corp.	52,805
295	ConocoPhillips	22,453
136	Energy XXI Bermuda Ltd., (Bermuda) (a)	4,922
729	Exxon Mobil Corp.	63,187
859	Marathon Oil Corp.	27,240
100	Marathon Petroleum Corp.	4,353
156	Occidental Petroleum Corp.	14,894
58	Valero Energy Corp.	1,482

		191,336

	Total Energy	208,321

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Financials — 15.5%
	Capital Markets — 1.0%
191	Ameriprise Financial, Inc.	10,883
59	Goldman Sachs Group, Inc. (The)	7,340

		18,223

	Commercial Banks — 3.4%
945	Fifth Third Bancorp	13,279
399	PNC Financial Services Group, Inc.	25,744
717	Wells Fargo & Co.	24,483

		63,506

	Consumer Finance — 2.1%
177	Capital One Financial Corp.	9,838
894	Discover Financial Services	29,796

		39,634

	Diversified Financial Services — 3.1%
2,270	Bank of America Corp.	21,722
1,010	Citigroup, Inc.	36,920

		58,642

	Insurance — 3.6%
151	ACE Ltd., (Switzerland)	11,075
81	Assurant, Inc.	3,264
697	MetLife, Inc.	26,022
178	Protective Life Corp.	5,276
337	Prudential Financial, Inc.	21,337

		66,974

	Real Estate Investment Trusts (REITs) — 2.3%
416	Annaly Capital Management, Inc.	6,576
257	HCP, Inc.	10,157
147	Health Care REIT, Inc.	8,096
293	Hospitality Properties Trust	7,745
129	ProLogis, Inc.	4,639
122	Ventas, Inc.	6,978

		44,191

	Total Financials	291,170

Health Care — 11.2%
	Biotechnology — 3.2%
419	Amgen, Inc.	28,460
486	Gilead Sciences, Inc. (a)	23,741
177	Vertex Pharmaceuticals, Inc. (a)	7,255

		59,456

	Health Care Equipment & Supplies — 1.1%
74	Baxter International, Inc.	4,412
310	Covidien plc, (Ireland)	16,973

		21,385

	Health Care Providers & Services — 2.7%
115	Community Health Systems, Inc. (a)	2,553
200	Humana, Inc.	18,450
427	UnitedHealth Group, Inc.	25,173
55	WellPoint, Inc.	4,059

		50,235

	Pharmaceuticals — 4.2%
475	Merck & Co., Inc.	18,232
2,302	Pfizer, Inc.	52,169
503	Warner Chilcott plc, (Ireland), Class A (a)	8,456

		78,857

	Total Health Care	209,933

Industrials — 11.5%
	Aerospace & Defense — 3.3%
390	General Dynamics Corp.	28,626
535	Honeywell International, Inc.	32,631

		61,257

	Airlines — 0.6%
155	Alaska Air Group, Inc. (a)	5,566
278	United Continental Holdings, Inc. (a)	5,986

		11,552

	Industrial Conglomerates — 1.8%
587	Tyco International Ltd., (Switzerland)	32,949

	Machinery — 4.6%
131	AGCO Corp. (a)	6,170
266	Caterpillar, Inc.	28,366
435	Ingersoll-Rand plc, (Ireland)	17,967
75	Joy Global, Inc.	5,534
168	Navistar International Corp. (a)	6,792
203	Parker Hannifin Corp.	17,155
62	Stanley Black & Decker, Inc.	4,795

		86,779

	Professional Services — 0.4%
98	Dun & Bradstreet Corp. (The)	8,261

	Road & Rail — 0.8%
239	Norfolk Southern Corp.	15,727

	Total Industrials	216,525

Information Technology — 19.6%
	Communications Equipment — 2.1%
1,262	Brocade Communications Systems, Inc. (a)	7,255
1,024	Cisco Systems, Inc.	21,664
153	QUALCOMM, Inc.	10,414

		39,333

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Computers & Peripherals — 5.7%
160	Apple, Inc. (a)	96,035
193	Dell, Inc. (a)	3,196
151	SanDisk Corp. (a)	7,463

		106,694

	Electronic Equipment, Instruments & Components — 0.4%
546	Vishay Intertechnology, Inc. (a)	6,636

	Internet Software & Services — 0.4%
164	IAC/InterActiveCorp.	8,056

	IT Services — 3.6%
46	Alliance Data Systems Corp. (a)	5,794
254	International Business Machines Corp.	52,924
120	Lender Processing Services, Inc.	3,115
14	MasterCard, Inc., Class A	5,930

		67,763

	Office Electronics — 0.4%
974	Xerox Corp.	7,872

	Semiconductors & Semiconductor Equipment — 2.4%
580	Altera Corp.	23,084
265	Freescale Semiconductor Holdings I Ltd. (a)	4,075
147	Lam Research Corp. (a)	6,563
315	Xilinx, Inc.	11,490

		45,212

	Software — 4.6%
189	BMC Software, Inc. (a)	7,574
1,771	Microsoft Corp.	57,102
493	Oracle Corp.	14,376
387	Symantec Corp. (a)	7,239

		86,291

	Total Information Technology	367,857

Materials — 4.0%
	Chemicals — 2.4%
83	CF Industries Holdings, Inc.	15,160
176	LyondellBasell Industries N.V., (Netherlands), Class A	7,661
144	Monsanto Co.	11,469
115	PPG Industries, Inc.	11,055

		45,345

	Metals & Mining — 1.2%
525	Freeport-McMoRan Copper & Gold, Inc.	19,956
59	Newmont Mining Corp.	3,025

		22,981

	Paper & Forest Products — 0.4%
208	International Paper Co.	7,294

	Total Materials	75,620

Telecommunication Services — 2.9%
	Diversified Telecommunication Services — 2.9%
591	AT&T, Inc.	18,469
522	CenturyLink, Inc.	20,188
438	Verizon Communications, Inc.	16,741

	Total Telecommunication Services	55,398

Utilities — 2.6%
	Electric Utilities — 1.8%
497	American Electric Power Co., Inc.	19,161
86	Exelon Corp.	3,380
168	NextEra Energy, Inc.	10,273

		32,814

	Multi-Utilities — 0.8%
58	Consolidated Edison, Inc.	3,406
204	Sempra Energy	12,256

		15,662

	Total Utilities	48,476

	Total Common Stocks (Cost $1,430,924)	1,822,359

Short-Term Investment — 3.2%
	Investment Company — 3.2%
60,865	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $60,865)	60,865

	Total Investments — 100.2% (Cost $1,491,789)	1,883,224
	Liabilities in Excess of Other Assets — (0.2)%	(4,061)

	NET ASSETS — 100.0%	$1,879,163

Percentages indicated are based on net assets.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
490	E-mini S&P 500	06/15/12	$34,378	$148

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$402,388
Aggregate gross unrealized depreciation	(10,953)

Net unrealized appreciation/depreciation	$391,435

Federal income tax cost of investments	$1,491,789

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,883,224	$—	$—	$1,883,224
Appreciation in Other Financial Instruments
Futures Contracts	$148	$—	$—	$148

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.8%
Consumer Discretionary — 13.4%
	Automobiles — 1.3%
719	Ford Motor Co.	8,980

	Diversified Consumer Services — 0.2%
23	ITT Educational Services, Inc. (a)	1,534

	Hotels, Restaurants & Leisure — 3.0%
59	Bally Technologies, Inc. (a)	2,735
110	Brinker International, Inc.	3,019
17	McDonald’s Corp.	1,677
69	Wyndham Worldwide Corp.	3,228
55	Wynn Resorts Ltd.	6,881
38	Yum! Brands, Inc.	2,691

		20,231

	Household Durables — 0.4%
68	Jarden Corp.	2,720

	Internet & Catalog Retail — 2.1%
39	Amazon.com, Inc. (a)	7,797
79	Expedia, Inc.	2,628
5	priceline.com, Inc. (a)	3,875

		14,300

	Leisure Equipment & Products — 0.5%
45	Mattel, Inc.	1,498
29	Polaris Industries, Inc.	2,092

		3,590

	Media — 2.6%
117	CBS Corp. (Non-Voting), Class B	3,978
123	DIRECTV, Class A (a)	6,059
19	Time Warner Cable, Inc.	1,540
122	Viacom, Inc., Class B	5,781

		17,358

	Multiline Retail — 1.5%
251	Macy’s, Inc.	9,964

	Specialty Retail — 1.4%
18	AutoZone, Inc. (a)	6,841
105	GameStop Corp., Class A	2,287

		9,128

	Textiles, Apparel & Luxury Goods — 0.4%
33	PVH Corp.	2,948

	Total Consumer Discretionary	90,753

Consumer Staples — 11.3%
	Beverages — 0.5%
128	Constellation Brands, Inc., Class A (a)	3,027

	Food & Staples Retailing — 3.3%
93	CVS Caremark Corp.	4,153
162	Kroger Co. (The)	3,918
239	Wal-Mart Stores, Inc.	14,602

		22,673

	Food Products — 2.0%
106	Archer-Daniels-Midland Co.	3,350
80	Campbell Soup Co.	2,701
99	ConAgra Foods, Inc.	2,592
114	Smithfield Foods, Inc. (a)	2,511
137	Tyson Foods, Inc., Class A	2,622

		13,776

	Household Products — 1.4%
125	Kimberly-Clark Corp.	9,251

	Tobacco — 4.1%
86	Altria Group, Inc.	2,661
17	Lorillard, Inc.	2,136
263	Philip Morris International, Inc.	23,278

		28,075

	Total Consumer Staples	76,802

Energy — 10.6%
	Energy Equipment & Services — 1.5%
42	Helmerich & Payne, Inc.	2,244
79	National Oilwell Varco, Inc.	6,310
65	Superior Energy Services, Inc. (a)	1,721

		10,275

	Oil, Gas & Consumable Fuels — 9.1%
65	Chevron Corp.	7,011
49	ConocoPhillips	3,725
51	Energy XXI Bermuda Ltd., (Bermuda) (a)	1,834
386	Exxon Mobil Corp.	33,443
289	Marathon Oil Corp.	9,152
15	Marathon Petroleum Corp.	646
60	Occidental Petroleum Corp.	5,742

		61,553

	Total Energy	71,828

Financials — 4.2%
	Capital Markets — 0.5%
63	Ameriprise Financial, Inc.	3,593

	Consumer Finance — 1.5%
306	Discover Financial Services	10,189

	Diversified Financial Services — 0.9%
459	Bank of America Corp.	4,388

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Diversified Financial Services — Continued
45	Citigroup, Inc.	1,634

		6,022

	Insurance — 0.3%
68	Validus Holdings Ltd., (Bermuda)	2,098

	Real Estate Investment Trusts (REITs) — 1.0%
86	Hospitality Properties Trust	2,279
76	Ventas, Inc.	4,340

		6,619

	Total Financials	28,521

Health Care — 10.6%
	Biotechnology — 4.2%
85	Amgen, Inc.	5,752
87	Celgene Corp. (a)	6,721
273	Gilead Sciences, Inc. (a)	13,336
65	Vertex Pharmaceuticals, Inc. (a)	2,653

		28,462

	Health Care Equipment & Supplies — 1.9%
102	Baxter International, Inc.	6,121
111	Covidien plc, (Ireland)	6,059
29	Hill-Rom Holdings, Inc.	966

		13,146

	Health Care Providers & Services — 2.5%
45	Humana, Inc.	4,143
69	McKesson Corp.	6,038
112	UnitedHealth Group, Inc.	6,572

		16,753

	Pharmaceuticals — 2.0%
464	Pfizer, Inc.	10,503
175	Warner Chilcott plc, (Ireland), Class A (a)	2,948

		13,451

	Total Health Care	71,812

Industrials — 12.6%
	Aerospace & Defense — 3.3%
134	General Dynamics Corp.	9,825
205	Honeywell International, Inc.	12,497

		22,322

	Airlines — 0.5%
52	Alaska Air Group, Inc. (a)	1,870
78	United Continental Holdings, Inc. (a)	1,679

		3,549

	Industrial Conglomerates — 1.6%
119	General Electric Co.	2,394
154	Tyco International Ltd., (Switzerland)	8,669

		11,063

	Machinery — 5.8%
49	AGCO Corp. (a)	2,327
106	Caterpillar, Inc.	11,249
165	Ingersoll-Rand plc, (Ireland)	6,827
35	Joy Global, Inc.	2,543
70	Navistar International Corp. (a)	2,811
110	Parker Hannifin Corp.	9,275
54	Stanley Black & Decker, Inc.	4,179

		39,211

	Professional Services — 0.3%
24	Dun & Bradstreet Corp. (The)	2,025

	Road & Rail — 1.1%
254	CSX Corp.	5,462
19	Union Pacific Corp.	2,085

		7,547

	Total Industrials	85,717

Information Technology — 30.0%
	Communications Equipment — 1.9%
466	Brocade Communications Systems, Inc. (a)	2,682
128	Cisco Systems, Inc.	2,712
116	QUALCOMM, Inc.	7,890

		13,284

	Computers & Peripherals — 9.8%
102	Apple, Inc. (a)	61,415
182	Dell, Inc. (a)	3,028
39	SanDisk Corp. (a)	1,939

		66,382

	Electronic Equipment, Instruments & Components — 0.3%
148	Vishay Intertechnology, Inc. (a)	1,795

	Internet Software & Services — 1.8%
14	Google, Inc., Class A (a)	8,785
66	IAC/InterActiveCorp.	3,215

		12,000

	IT Services — 6.2%
23	Alliance Data Systems Corp. (a)	2,954
145	International Business Machines Corp.	30,327
6	MasterCard, Inc., Class A	2,397
383	Western Union Co. (The)	6,732

		42,410

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — 2.5%
216	Altera Corp.	8,585
104	Freescale Semiconductor Holdings I Ltd. (a)	1,596
61	Lam Research Corp. (a)	2,735
117	Xilinx, Inc.	4,274

		17,190

	Software — 7.5%
70	BMC Software, Inc. (a)	2,815
990	Microsoft Corp.	31,939
323	Oracle Corp.	9,413
366	Symantec Corp. (a)	6,835

		51,002

	Total Information Technology	204,063

Materials — 5.1%
	Chemicals — 3.6%
33	CF Industries Holdings, Inc.	6,082
76	LyondellBasell Industries N.V., (Netherlands), Class A	3,317
102	Monsanto Co.	8,144
75	PPG Industries, Inc.	7,175

		24,718

	Metals & Mining — 1.5%
265	Freeport-McMoRan Copper & Gold, Inc.	10,092

	Total Materials	34,810

Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 1.0%
177	CenturyLink, Inc.	6,858

	Total Common Stocks (Cost $508,030)	671,164

Short-Term Investment — 1.3%
	Investment Company — 1.3%
8,870	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $8,870)	8,870

	Total Investments — 100.1% (Cost $516,900)	680,034
	Liabilities in Excess of Other Assets — (0.1)%	(525)

	NET ASSETS — 100.0%	$679,509

Percentages indicated are based on net assets.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
100	E-mini S&P 500	06/15/12	$7,016	$296

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$166,270
Aggregate gross unrealized depreciation	(3,136)

Net unrealized appreciation/depreciation	$163,134

Federal income tax cost of investments	$516,900

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$680,034	$—	$—	$680,034
Appreciation in Other Financial Instruments
Futures Contracts	$296	$—	$—	$296

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.3%
Consumer Discretionary — 10.9%
		Auto Components — 0.6%
1		TRW Automotive Holdings Corp. (a)	56

		Hotels, Restaurants & Leisure — 2.2%
5		Wyndham Worldwide Corp.	215

		Household Durables — 0.4%
1		Jarden Corp.	35

		Internet & Catalog Retail — 1.1%
3		Expedia, Inc.	101

		Media — 2.6%
2		Time Warner Cable, Inc.	161
–	(h)	Time Warner, Inc.	9
2		Viacom, Inc., Class B	82

			252

		Multiline Retail — 0.9%
2		Macy’s, Inc.	91

		Specialty Retail — 2.1%
4		Best Buy Co., Inc.	85
8		Staples, Inc.	122

			207

		Textiles, Apparel & Luxury Goods — 1.0%
1		V.F. Corp.	99

		Total Consumer Discretionary	1,056

Consumer Staples — 10.4%
		Beverages — 1.5%
6		Constellation Brands, Inc., Class A (a)	141

		Food & Staples Retailing — 2.9%
2		CVS Caremark Corp.	87
3		Kroger Co. (The)	75
2		Wal-Mart Stores, Inc.	118

			280

		Food Products — 1.8%
1		Campbell Soup Co.	48
2		Smithfield Foods, Inc. (a)	49
4		Tyson Foods, Inc., Class A	71

			168

		Household Products — 1.3%
1		Energizer Holdings, Inc. (a)	85
1		Kimberly-Clark Corp.	43

			128

		Personal Products — 0.3%
1		USANA Health Sciences, Inc. (a)	32

		Tobacco — 2.6%
1		Lorillard, Inc.	149
1		Philip Morris International, Inc.	104

			253

		Total Consumer Staples	1,002

Energy — 11.9%
		Energy Equipment & Services — 1.2%
1		Halliburton Co.	36
1		National Oilwell Varco, Inc.	75

			111

		Oil, Gas & Consumable Fuels — 10.7%
–	(h)	Apache Corp.	43
2		Chevron Corp.	255
2		ConocoPhillips	131
4		Exxon Mobil Corp.	351
3		Marathon Oil Corp.	110
2		Marathon Petroleum Corp.	70
1		Occidental Petroleum Corp.	76

			1,036

		Total Energy	1,147

Financials — 14.1%
		Capital Markets — 1.6%
2		Ameriprise Financial, Inc.	110
1		Bank of New York Mellon Corp. (The)	29
–	(h)	Goldman Sachs Group, Inc. (The)	19

			158

		Commercial Banks — 4.1%
1		BB&T Corp.	29
4		KeyCorp	33
3		PNC Financial Services Group, Inc.	189
4		Wells Fargo & Co.	147

			398

		Consumer Finance — 1.6%
2		Capital One Financial Corp.	121
1		Nelnet, Inc., Class A	35

			156

		Diversified Financial Services — 1.6%
6		Bank of America Corp.	55
3		Citigroup, Inc.	102

			157

		Insurance — 3.1%
1		Allied World Assurance Co. Holdings AG, (Switzerland)	74
4		CNO Financial Group, Inc. (a)	31
1		MetLife, Inc.	44

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Insurance — Continued
1		Protective Life Corp.	17
2		Prudential Financial, Inc.	128

			294

		Real Estate Investment Trusts (REITs) — 2.1%
2		Ashford Hospitality Trust, Inc.	17
6		Brandywine Realty Trust	74
2		CBL & Associates Properties, Inc.	46
2		First Industrial Realty Trust, Inc. (a)	20
1		LaSalle Hotel Properties	22
2		Pennsylvania Real Estate Investment Trust	23

			202

		Total Financials	1,365

Health Care — 13.5%
		Biotechnology — 2.2%
–	(h)	Amgen, Inc.	32
–	(h)	Biogen Idec, Inc. (a)	44
1		Gilead Sciences, Inc. (a)	25
3		Vertex Pharmaceuticals, Inc. (a)	112

			213

		Health Care Equipment & Supplies — 2.6%
1		Baxter International, Inc.	52
1		Cooper Cos., Inc. (The)	84
2		Covidien plc, (Ireland)	89
1		Medtronic, Inc.	25

			250

		Health Care Providers & Services — 5.0%
1		Aetna, Inc.	73
1		AmerisourceBergen Corp.	52
1		Humana, Inc.	95
1		McKesson Corp.	48
4		UnitedHealth Group, Inc.	214

			482

		Life Sciences Tools & Services — 0.5%
1		Agilent Technologies, Inc.	51

		Pharmaceuticals — 3.2%
12		Pfizer, Inc.	269
3		Warner Chilcott plc, (Ireland), Class A (a)	45

			314

		Total Health Care	1,310

Industrials — 8.9%
		Aerospace & Defense — 1.9%
1		General Dynamics Corp.	108
1		Honeywell International, Inc.	72

			180

		Airlines — 0.4%
2		Delta Air Lines, Inc. (a)	23
1		United Continental Holdings, Inc. (a)	19

			42

		Commercial Services & Supplies — 0.1%
1		R.R. Donnelley & Sons Co.	13

		Construction & Engineering — 1.5%
2		Chicago Bridge & Iron Co. N.V., (Netherlands)	76
2		KBR, Inc.	68

			144

		Machinery — 3.7%
–	(h)	Cummins, Inc.	27
4		Eaton Corp.	182
–	(h)	Joy Global, Inc.	22
1		Stanley Black & Decker, Inc.	58
1		Timken Co.	71

			360

		Professional Services — 0.5%
1		Towers Watson & Co., Class A	51

		Road & Rail — 0.8%
1		Norfolk Southern Corp.	74

		Total Industrials	864

Information Technology — 19.0%
		Communications Equipment — 3.1%
7		Cisco Systems, Inc.	154
1		Harris Corp.	33
2		QUALCOMM, Inc.	111

			298

		Computers & Peripherals — 5.0%
1		Apple, Inc. (a)	450
1		Dell, Inc. (a)	9
1		SanDisk Corp. (a)	27

			486

		Electronic Equipment, Instruments & Components — 0.3%
2		Vishay Intertechnology, Inc. (a)	29

		Internet Software & Services — 0.8%
2		IAC/InterActiveCorp.	77

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		IT Services — 2.6%
1		Alliance Data Systems Corp. (a)	91
1		CSG Systems International, Inc. (a)	11
1		International Business Machines Corp.	146

			248

		Office Electronics — 0.4%
5		Xerox Corp.	42

		Semiconductors & Semiconductor Equipment — 2.6%
3		Altera Corp.	99
1		Freescale Semiconductor Holdings I Ltd. (a)	23
1		Intel Corp.	38
1		Lam Research Corp. (a)	35
2		Xilinx, Inc.	61

			256

		Software — 4.2%
1		BMC Software, Inc. (a)	26
9		Microsoft Corp.	289
3		Oracle Corp.	90

			405

		Total Information Technology	1,841

Materials — 3.4%
		Chemicals — 3.1%
1		CF Industries Holdings, Inc.	110
1		E.I. du Pont de Nemours & Co.	38
–	(h)	Eastman Chemical Co.	24
1		Monsanto Co.	62
1		PPG Industries, Inc.	60

			294

		Metals & Mining — 0.3%
1		Freeport-McMoRan Copper & Gold, Inc.	22
–	(h)	Newmont Mining Corp.	10

			32

		Total Materials	326

Telecommunication Services — 2.7%
		Diversified Telecommunication Services — 2.7%
3		AT&T, Inc.	107
4		CenturyLink, Inc.	152

		Total Telecommunication Services	259

Utilities — 2.5%
		Electric Utilities — 1.4%
1		Entergy Corp.	47
1		NextEra Energy, Inc.	52
2		NV Energy, Inc.	35

			134

		Independent Power Producers & Energy Traders — 0.4%
3		AES Corp. (The) (a)	41

		Multi-Utilities — 0.7%
1		Sempra Energy	66

		Total Utilities	241

		Total Common Stocks (Cost $7,201)	9,411

Short-Term Investment — 2.5%
		Investment Company — 2.5%
240		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $240)	240

		Total Investments — 99.8% (Cost $7,441)	9,651

		Other Assets in Excess of Liabilities — 0.2%	16
		NET ASSETS — 100.0%	$9,667

Percentages indicated are based on net assets.

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	E-mini S&P 500	06/15/12	$281	$11

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of March 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,339
Aggregate gross unrealized depreciation	(129)

Net unrealized appreciation/depreciation	$2,210

Federal income tax cost of investments	$7,441

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,651	$—	$—	$9,651
Appreciation in Other Financial Instruments
Futures Contracts	$11	$—	$—	$11

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.7%
Consumer Discretionary — 8.7%
	Automobiles — 1.3%
891	Ford Motor Co.	11,130

	Diversified Consumer Services — 0.1%
81	H&R Block, Inc.	1,326

	Hotels, Restaurants & Leisure — 0.4%
86	Wyndham Worldwide Corp.	3,995

	Household Durables — 0.8%
99	Jarden Corp.	3,999
70	Lennar Corp., Class A	1,897
36	Toll Brothers, Inc. (a)	852

		6,748

	Internet & Catalog Retail — 0.4%
97	Expedia, Inc.	3,247

	Media — 2.7%
272	CBS Corp. (Non-Voting), Class B	9,230
105	Time Warner Cable, Inc.	8,590
132	Viacom, Inc., Class B	6,284

		24,104

	Multiline Retail — 2.0%
54	Dillard’s, Inc., Class A	3,428
352	Macy’s, Inc.	13,993

		17,421

	Specialty Retail — 1.0%
81	Best Buy Co., Inc.	1,911
130	Foot Locker, Inc.	4,039
131	GameStop Corp., Class A	2,870

		8,820

	Total Consumer Discretionary	76,791

Consumer Staples — 7.0%
	Beverages — 0.4%
152	Constellation Brands, Inc., Class A (a)	3,579

	Food & Staples Retailing — 1.7%
134	CVS Caremark Corp.	6,016
150	Kroger Co. (The)	3,632
73	Safeway, Inc.	1,469
103	SUPERVALU, Inc. (c)	589
48	Wal-Mart Stores, Inc.	2,944

		14,650

	Food Products — 1.6%
161	Archer-Daniels-Midland Co.	5,101
118	ConAgra Foods, Inc.	3,109
126	Smithfield Foods, Inc. (a)	2,780
157	Tyson Foods, Inc., Class A	2,997

		13,987

	Household Products — 2.6%
48	Energizer Holdings, Inc. (a)	3,561
118	Kimberly-Clark Corp.	8,748
152	Procter & Gamble Co. (The)	10,243

		22,552

	Tobacco — 0.7%
21	Lorillard, Inc.	2,758
42	Philip Morris International, Inc.	3,695

		6,453

	Total Consumer Staples	61,221

Energy — 11.9%
	Energy Equipment & Services — 0.7%
40	Helmerich & Payne, Inc.	2,153
45	National Oilwell Varco, Inc.	3,544
28	Superior Energy Services, Inc. (a)	730

		6,427

	Oil, Gas & Consumable Fuels — 11.2%
253	Chevron Corp.	27,084
326	ConocoPhillips	24,764
251	Exxon Mobil Corp.	21,743
456	Marathon Oil Corp.	14,449
73	Marathon Petroleum Corp.	3,157
63	Occidental Petroleum Corp.	5,971
57	Valero Energy Corp.	1,479

		98,647

	Total Energy	105,074

Financials — 26.1%
	Capital Markets — 2.8%
202	Ameriprise Financial, Inc.	11,558
65	Goldman Sachs Group, Inc. (The)	8,028
236	Morgan Stanley	4,636

		24,222

	Commercial Banks — 6.4%
158	BB&T Corp.	4,953
355	Fifth Third Bancorp	4,985
255	PNC Financial Services Group, Inc.	16,476
871	Wells Fargo & Co.	29,751

		56,165

	Consumer Finance — 2.0%
322	Capital One Financial Corp.	17,926

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Diversified Financial Services — 4.7%
1,855	Bank of America Corp.	17,751
647	Citigroup, Inc.	23,658

		41,409

	Insurance — 7.4%
218	ACE Ltd., (Switzerland)	15,954
50	Allied World Assurance Co. Holdings AG, (Switzerland)	3,416
85	Assurant, Inc.	3,447
93	Endurance Specialty Holdings Ltd., (Bermuda)	3,798
77	Hartford Financial Services Group, Inc.	1,627
263	MetLife, Inc.	9,823
24	PartnerRe Ltd., (Bermuda)	1,595
100	Protective Life Corp.	2,959
226	Prudential Financial, Inc.	14,345
23	Reinsurance Group of America, Inc.	1,368
68	Torchmark Corp.	3,400
96	Validus Holdings Ltd., (Bermuda)	2,962

		64,694

	Real Estate Investment Trusts (REITs) — 2.8%
32	Alexandria Real Estate Equities, Inc.	2,355
201	Annaly Capital Management, Inc.	3,186
367	Brandywine Realty Trust	4,217
120	Douglas Emmett, Inc. (m)	2,728
75	Entertainment Properties Trust	3,455
183	Hospitality Properties Trust	4,847
28	Mack-Cali Realty Corp.	818
61	Ventas, Inc.	3,466

		25,072

	Total Financials	229,488

Health Care — 12.9%
	Biotechnology — 2.6%
209	Amgen, Inc.	14,176
150	Gilead Sciences, Inc. (a)	7,303
41	Vertex Pharmaceuticals, Inc. (a)	1,681

		23,160

	Health Care Providers & Services — 3.9%
88	Community Health Systems, Inc. (a)	1,966
245	UnitedHealth Group, Inc.	14,464
235	WellPoint, Inc.	17,373

		33,803

	Pharmaceuticals — 6.4%
106	Endo Pharmaceuticals Holdings, Inc. (a)	4,105
360	Merck & Co., Inc.	13,809
1,532	Pfizer, Inc.	34,722
207	Warner Chilcott plc, (Ireland), Class A (a)	3,486

		56,122

	Total Health Care	113,085

Industrials — 8.7%
	Aerospace & Defense — 1.8%
215	General Dynamics Corp.	15,740

	Airlines — 0.5%
56	Alaska Air Group, Inc. (a)	2,020
119	United Continental Holdings, Inc. (a)	2,550

		4,570

	Industrial Conglomerates — 3.7%
773	General Electric Co.	15,511
300	Tyco International Ltd., (Switzerland)	16,854

		32,365

	Machinery — 1.7%
83	Navistar International Corp. (a)	3,374
88	Parker Hannifin Corp.	7,474
53	Stanley Black & Decker, Inc.	4,056

		14,904

	Professional Services — 0.4%
46	Dun & Bradstreet Corp. (The)	3,881

	Road & Rail — 0.6%
50	Union Pacific Corp.	5,406

	Total Industrials	76,866

Information Technology — 9.3%
	Communications Equipment — 2.0%
831	Cisco Systems, Inc.	17,573

	Computers & Peripherals — 2.1%
15	Apple, Inc. (a)	8,692
245	Dell, Inc. (a)	4,066
143	Hewlett-Packard Co.	3,403
42	SanDisk Corp. (a)	2,058

		18,219

	Electronic Equipment, Instruments & Components — 0.3%
258	Vishay Intertechnology, Inc. (a)	3,137

	Internet Software & Services — 0.4%
78	IAC/InterActiveCorp.	3,829

	IT Services — 0.6%
24	International Business Machines Corp.	4,966

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Office Electronics — 0.4%
456	Xerox Corp.	3,686

	Semiconductors & Semiconductor Equipment — 2.9%
254	Altera Corp.	10,118
132	Freescale Semiconductor Holdings I Ltd. (a)	2,030
154	Intel Corp.	4,323
91	Lam Research Corp. (a)	4,052
135	Xilinx, Inc.	4,933

		25,456

	Software — 0.6%
156	Microsoft Corp.	5,018

	Total Information Technology	81,884

Materials — 2.4%
	Chemicals — 1.2%
37	CF Industries Holdings, Inc.	6,813
82	LyondellBasell Industries N.V., (Netherlands), Class A	3,588

		10,401

	Metals & Mining — 1.2%
209	Freeport-McMoRan Copper & Gold, Inc.	7,943
56	Newmont Mining Corp.	2,891

		10,834

	Total Materials	21,235

Telecommunication Services — 4.8%
	Diversified Telecommunication Services — 4.8%
673	AT&T, Inc.	21,027
299	CenturyLink, Inc.	11,553
257	Verizon Communications, Inc.	9,818

	Total Telecommunication Services	42,398

Utilities — 5.9%
	Electric Utilities — 3.7%
350	American Electric Power Co., Inc.	13,499
91	Exelon Corp.	3,568
91	FirstEnergy Corp.	4,158
131	NextEra Energy, Inc.	7,989
94	Northeast Utilities	3,486

		32,700

	Gas Utilities — 0.3%
108	UGI Corp.	2,929

	Independent Power Producers & Energy Traders — 0.4%
249	AES Corp. (The) (a)	3,248

	Multi-Utilities — 1.5%
70	Consolidated Edison, Inc.	4,113
142	Sempra Energy	8,538

		12,651

	Total Utilities	51,528

	Total Common Stocks (Cost $729,908)	859,570

Short-Term Investment — 2.3%
	Investment Company — 2.3%
20,502	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $20,502)	20,502

Investments of Cash Collateral for Securities on Loan — 0.1%
	Investment Company — 0.1%
564	JPMorgan Prime Money Market Fund, Capital Shares, 0.220% (b) (l) (Cost $564)	564

	Total Investments — 100.1% (Cost $750,974)	880,636
	Liabilities in Excess of Other Assets — (0.1)%	(594)

	NET ASSETS — 100.0%	$880,042

Percentages indicated are based on net assets.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
280	E-mini S&P 500	06/15/12	$19,645	$774

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	—	The rate shown is the current yield as of March 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,882
Aggregate gross unrealized depreciation	(6,220)

Net unrealized appreciation/depreciation	$129,662

Federal income tax cost of investments	$750,974

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$880,636	$—	$—	$880,636
Appreciation in Other Financial Instruments
Futures Contracts	$774	$—	$—	$774

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.7%
Consumer Discretionary — 19.8%
	Auto Components — 2.9%
392	Allison Transmission Holdings, Inc. (a)	9,356

	Automobiles — 1.7%
111	Harley-Davidson, Inc.	5,455

	Distributors — 0.9%
45	Genuine Parts Co.	2,827

	Hotels, Restaurants & Leisure — 5.1%
117	Brinker International, Inc.	3,210
66	Cracker Barrel Old Country Store, Inc.	3,660
142	Papa John’s International, Inc. (a)	5,349
107	Penn National Gaming, Inc. (a)	4,601

		16,820

	Household Durables — 3.6%
292	Jarden Corp.	11,752

	Multiline Retail — 1.6%
93	Nordstrom, Inc.	5,158

	Specialty Retail — 4.0%
274	American Eagle Outfitters, Inc.	4,709
259	Chico’s FAS, Inc.	3,915
93	Dick’s Sporting Goods, Inc.	4,476

		13,100

	Total Consumer Discretionary	64,468

Consumer Staples — 1.0%
	Food & Staples Retailing — 1.0%
93	Walgreen Co.	3,120

Energy — 7.7%
	Energy Equipment & Services — 2.5%
279	Patterson-UTI Energy, Inc.	4,822
64	Tidewater, Inc.	3,442

		8,264

	Oil, Gas & Consumable Fuels — 5.2%
81	Cimarex Energy Co.	6,102
152	Devon Energy Corp.	10,802

		16,904

	Total Energy	25,168

Financials — 16.6%
	Capital Markets — 5.2%
16	BlackRock, Inc.	3,278
19	Calamos Asset Management, Inc., Class A	253
38	Franklin Resources, Inc.	4,738
258	Janus Capital Group, Inc.	2,295
320	TD Ameritrade Holding Corp.	6,316

		16,880

	Commercial Banks — 3.4%
466	Associated Banc-Corp.	6,503
141	First Republic Bank (a)	4,659

		11,162

	Insurance — 3.6%
89	Chubb Corp. (The)	6,168
61	ProAssurance Corp.	5,413

		11,581

	Real Estate Investment Trusts (REITs) — 4.4%
78	Mid-America Apartment Communities, Inc.	5,206
167	National Retail Properties, Inc.	4,554
250	RLJ Lodging Trust	4,657

		14,417

	Total Financials	54,040

Health Care — 8.1%
	Health Care Equipment & Supplies — 1.3%
51	IDEXX Laboratories, Inc. (a)	4,449

	Health Care Providers & Services — 6.8%
178	Coventry Health Care, Inc.	6,343
57	Laboratory Corp. of America Holdings (a)	5,240
178	UnitedHealth Group, Inc.	10,496

		22,079

	Total Health Care	26,528

Industrials — 17.6%
	Aerospace & Defense — 1.8%
49	TransDigm Group, Inc. (a)	5,716

	Commercial Services & Supplies — 3.8%
195	Herman Miller, Inc.	4,484
247	Waste Connections, Inc.	8,047

		12,531

	Electrical Equipment — 1.3%
65	Regal-Beloit Corp.	4,245

	Machinery — 8.3%
37	Cummins, Inc.	4,381
74	Dover Corp.	4,645
95	Eaton Corp.	4,728
51	Joy Global, Inc.	3,763
203	Rexnord Corp. (a)	4,290

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Machinery — Continued
74	Toro Co. (The)	5,282

		27,089

	Road & Rail — 1.1%
56	Norfolk Southern Corp.	3,671

	Trading Companies & Distributors — 1.3%
20	W.W. Grainger, Inc.	4,210

	Total Industrials	57,462

Information Technology — 11.1%
	Computers & Peripherals — 1.6%
117	NetApp, Inc. (a)	5,221

	Electronic Equipment, Instruments & Components — 1.8%
82	Anixter International, Inc. (a)	5,916
	Semiconductors & Semiconductor Equipment — 3.3%
271	Intersil Corp., Class A	3,034
114	Linear Technology Corp.	3,833
245	Marvell Technology Group Ltd., (Bermuda) (a)	3,848

		10,715

	Software — 4.4%
42	Citrix Systems, Inc. (a)	3,330
100	MICROS Systems, Inc. (a)	5,545
115	Solera Holdings, Inc.	5,281

		14,156

	Total Information Technology	36,008

Materials — 9.2%
	Chemicals — 2.9%
59	Airgas, Inc.	5,289
77	Scotts Miracle-Gro Co. (The), Class A	4,152

		9,441

	Containers & Packaging — 4.4%
156	Crown Holdings, Inc. (a)	5,763
198	Silgan Holdings, Inc.	8,737

		14,500

	Metals & Mining — 1.9%
109	Reliance Steel & Aluminum Co.	6,158

	Total Materials	30,099

Utilities — 6.6%
	Electric Utilities — 1.3%
89	Southern Co. (The)	4,014

	Gas Utilities — 1.0%
73	Northwest Natural Gas Co.	3,331

	Multi-Utilities — 4.3%
220	CMS Energy Corp.	4,842
113	NorthWestern Corp.	4,004
148	Wisconsin Energy Corp.	5,213

		14,059

	Total Utilities	21,404

	Total Common Stocks (Cost $286,222)	318,297

Short-Term Investment — 3.5%
	Investment Company — 3.5%
11,287	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $11,287)	11,287

	Total Investments — 101.2% (Cost $297,509)	329,584
	Liabilities in Excess of Other Assets — (1.2)%	(3,792)

	NET ASSETS — 100.0%	$325,792

Percentages indicated are based on net assets.

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,548
Aggregate gross unrealized depreciation	(3,473)

Net unrealized appreciation/depreciation	$32,075

Federal income tax cost of investments	$297,509

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$329,584	$—	$—	$329,584

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.7%
Consumer Discretionary — 18.9%
	Auto Components — 1.4%
139	Allison Transmission Holdings, Inc. (a)	3,329
70	BorgWarner, Inc. (a)	5,937

		9,266

	Automobiles — 1.3%
136	Harley-Davidson, Inc.	6,685
49	Tesla Motors, Inc. (a)	1,810

		8,495

	Distributors — 0.4%
48	Genuine Parts Co.	3,004

	Hotels, Restaurants & Leisure — 3.1%
59	Darden Restaurants, Inc.	3,012
243	International Game Technology	4,081
292	Marriott International, Inc., Class A	11,049
39	Yum! Brands, Inc.	2,747

		20,889

	Household Durables — 1.6%
55	Jarden Corp.	2,193
37	Mohawk Industries, Inc. (a)	2,441
30	Tempur-Pedic International, Inc. (a)	2,541
155	Toll Brothers, Inc. (a)	3,711

		10,886

	Internet & Catalog Retail — 0.6%
78	Expedia, Inc.	2,622
36	TripAdvisor, Inc. (a)	1,298

		3,920

	Media — 2.6%
15	AMC Networks, Inc., Class A (a)	673
58	Cablevision Systems Corp., Class A	851
113	CBS Corp. (Non-Voting), Class B	3,825
105	Clear Channel Outdoor Holdings, Inc., Class A (a)	839
106	DISH Network Corp., Class A	3,477
115	Gannett Co., Inc.	1,763
2,153	Sirius XM Radio, Inc. (a)	4,973
2	Washington Post Co. (The), Class B	693

		17,094

	Multiline Retail — 1.2%
57	Family Dollar Stores, Inc.	3,601
84	Kohl’s Corp.	4,187

		7,788

	Specialty Retail — 4.7%
10	AutoZone, Inc. (a)	3,830
40	Bed Bath & Beyond, Inc. (a)	2,598
103	Dick’s Sporting Goods, Inc.	4,943
119	Gap, Inc. (The)	3,108
37	PetSmart, Inc.	2,111
176	Sally Beauty Holdings, Inc. (a)	4,367
32	Tiffany & Co.	2,184
126	TJX Cos., Inc.	4,988
79	Williams-Sonoma, Inc.	2,946

		31,075

	Textiles, Apparel & Luxury Goods — 2.0%
47	Coach, Inc.	3,609
45	Lululemon Athletica, Inc., (Canada) (a)	3,346
69	Michael Kors Holdings Ltd., (Hong Kong) (a)	3,191
38	PVH Corp.	3,421

		13,567

	Total Consumer Discretionary	125,984

Consumer Staples — 3.6%
	Beverages — 1.2%
67	Beam, Inc.	3,936
22	Brown-Forman Corp., Class B	1,867
47	Dr. Pepper Snapple Group, Inc.	1,886

		7,689

	Food Products — 1.6%
37	Green Mountain Coffee Roasters, Inc. (a)	1,742
44	Hershey Co. (The)	2,717
35	JM Smucker Co. (The)	2,840
50	Ralcorp Holdings, Inc. (a)	3,682

		10,981

	Household Products — 0.4%
34	Energizer Holdings, Inc. (a)	2,485

	Personal Products — 0.4%
42	Herbalife Ltd., (Cayman Islands)	2,904

	Total Consumer Staples	24,059

Energy — 6.6%
	Energy Equipment & Services — 1.8%
129	Cameron International Corp. (a)	6,797
15	CARBO Ceramics, Inc.	1,624
27	Core Laboratories N.V., (Netherlands)	3,539

		11,960

	Oil, Gas & Consumable Fuels — 4.8%
73	Concho Resources, Inc. (a)	7,442
60	Devon Energy Corp.	4,260

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
108	Energen Corp.	5,328
56	EQT Corp.	2,685
50	Laredo Petroleum Holdings, Inc. (a)	1,160
48	Newfield Exploration Co. (a)	1,665
23	Pioneer Natural Resources Co.	2,544
51	Range Resources Corp.	2,942
145	Williams Cos., Inc. (The)	4,461

		32,487

	Total Energy	44,447

Financials — 16.6%
	Capital Markets — 4.5%
95	Ameriprise Financial, Inc.	5,404
192	Blackstone Group LP (The)	3,067
263	Charles Schwab Corp. (The)	3,782
144	Invesco Ltd.	3,827
100	Lazard Ltd., (Bermuda), Class A	2,856
50	Northern Trust Corp.	2,349
136	T. Rowe Price Group, Inc.	8,878

		30,163

	Commercial Banks — 3.2%
58	BOK Financial Corp. (c)	3,287
55	City National Corp.	2,870
36	Cullen/Frost Bankers, Inc.	2,083
242	Fifth Third Bancorp	3,402
222	Huntington Bancshares, Inc.	1,434
46	M&T Bank Corp.	3,996
147	SunTrust Banks, Inc.	3,546
51	Zions Bancorp	1,084

		21,702

	Diversified Financial Services — 0.8%
134	Moody’s Corp.	5,620

	Insurance — 5.3%
13	Alleghany Corp. (a)	4,245
31	Arch Capital Group Ltd., (Bermuda) (a)	1,136
85	Axis Capital Holdings Ltd., (Bermuda)	2,833
43	Chubb Corp. (The)	2,972
152	Loews Corp.	6,064
154	Marsh & McLennan Cos., Inc.	5,036
223	Old Republic International Corp.	2,350
94	OneBeacon Insurance Group Ltd., Class A	1,450
26	Torchmark Corp.	1,274
121	W.R. Berkley Corp.	4,385
163	XL Group plc, (Ireland)	3,542

		35,287

	Real Estate Investment Trusts (REITs) — 1.8%
62	HCP, Inc.	2,458
93	ProLogis, Inc.	3,364
69	Regency Centers Corp.	3,074
36	Vornado Realty Trust	2,994

		11,890

	Real Estate Management & Development — 0.4%
156	Brookfield Office Properties, Inc.	2,723

	Thrifts & Mortgage Finance — 0.6%
91	Capitol Federal Financial, Inc.	1,083
197	People’s United Financial, Inc.	2,610

		3,693

	Total Financials	111,078

Health Care — 9.7%
	Biotechnology — 1.1%
43	Alexion Pharmaceuticals, Inc. (a)	4,002
73	Vertex Pharmaceuticals, Inc. (a)	2,986

		6,988

	Health Care Equipment & Supplies — 1.5%
32	Becton, Dickinson & Co.	2,477
77	Sirona Dental Systems, Inc. (a)	3,958
94	Thoratec Corp. (a)	3,179

		9,614

	Health Care Providers & Services — 4.4%
84	AmerisourceBergen Corp.	3,329
223	Brookdale Senior Living, Inc. (a)	4,180
70	Cigna Corp.	3,457
35	Coventry Health Care, Inc.	1,257
59	HCA Holdings, Inc.	1,455
84	Health Net, Inc. (a)	3,337
92	Humana, Inc.	8,523
156	Lincare Holdings, Inc.	4,049

		29,587

	Life Sciences Tools & Services — 1.2%
104	Agilent Technologies, Inc.	4,616
125	Bruker Corp. (a)	1,908
30	Illumina, Inc. (a)	1,556

		8,080

	Pharmaceuticals — 1.5%
44	Perrigo Co.	4,566

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Pharmaceuticals — Continued
106	Valeant Pharmaceuticals International, Inc., (Canada) (a) (c)	5,670

		10,236

	Total Health Care	64,505

Industrials — 15.0%
	Aerospace & Defense — 0.9%
37	Alliant Techsystems, Inc.	1,829
38	TransDigm Group, Inc. (a)	4,364

		6,193

	Building Products — 0.8%
68	Armstrong World Industries, Inc.	3,321
98	Fortune Brands Home & Security, Inc. (a)	2,170

		5,491

	Commercial Services & Supplies — 1.6%
214	Republic Services, Inc.	6,525
48	Stericycle, Inc. (a)	4,036

		10,561

	Electrical Equipment — 2.9%
73	AMETEK, Inc.	3,527
129	Cooper Industries plc	8,237
49	Regal-Beloit Corp.	3,186
58	Rockwell Automation, Inc.	4,606

		19,556

	Industrial Conglomerates — 1.2%
163	Carlisle Cos., Inc.	8,161

	Machinery — 3.5%
54	AGCO Corp. (a)	2,554
35	Cummins, Inc.	4,228
128	Pall Corp.	7,656
42	Rexnord Corp. (a)	895
58	Snap-on, Inc.	3,555
62	Wabtec Corp.	4,693

		23,581

	Professional Services — 0.8%
30	Equifax, Inc.	1,341
38	IHS, Inc., Class A (a)	3,587

		4,928

	Road & Rail — 1.0%
69	J.B. Hunt Transport Services, Inc.	3,757
39	Kansas City Southern (a)	2,781

		6,538

	Trading Companies & Distributors — 2.3%
146	Air Lease Corp. (a)	3,514
43	MSC Industrial Direct Co., Inc., Class A	3,606
37	W.W. Grainger, Inc.	7,884

		15,004

	Total Industrials	100,013

Information Technology — 15.9%
	Communications Equipment — 1.6%
123	Aruba Networks, Inc. (a)	2,731
36	F5 Networks, Inc. (a)	4,886
148	Polycom, Inc. (a)	2,813

		10,430

	Computers & Peripherals — 0.5%
71	NetApp, Inc. (a)	3,179

	Electronic Equipment, Instruments & Components — 1.5%
78	Amphenol Corp., Class A	4,644
85	Arrow Electronics, Inc. (a)	3,571
46	TE Connectivity Ltd., (Switzerland)	1,676

		9,891

	Internet Software & Services — 0.7%
38	OpenTable, Inc. (a)	1,522
61	Rackspace Hosting, Inc. (a)	3,519

		5,041

	IT Services — 2.7%
58	Alliance Data Systems Corp. (a)	7,243
83	FleetCor Technologies, Inc. (a)	3,214
113	Jack Henry & Associates, Inc.	3,842
69	VeriFone Systems, Inc. (a)	3,558

		17,857

	Semiconductors & Semiconductor Equipment — 3.7%
97	Analog Devices, Inc.	3,923
154	Avago Technologies Ltd., (Singapore)	5,990
97	Freescale Semiconductor Holdings I Ltd. (a)	1,496
85	KLA-Tencor Corp.	4,642
88	Microchip Technology, Inc. (c)	3,259
153	Xilinx, Inc.	5,577

		24,887

	Software — 5.2%
72	Citrix Systems, Inc. (a)	5,650
4	Concur Technologies, Inc. (a)	252
36	FactSet Research Systems, Inc.	3,605
116	Fortinet, Inc. (a)	3,216
61	MICROS Systems, Inc. (a)	3,378
164	Nuance Communications, Inc. (a)	4,195

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Software — Continued
75	Red Hat, Inc. (a)	4,504
19	Salesforce.com, Inc. (a)	2,936
114	Synopsys, Inc. (a)	3,489
122	TIBCO Software, Inc. (a)	3,721

		34,946

	Total Information Technology	106,231

Materials — 5.6%
	Chemicals — 3.8%
28	Airgas, Inc.	2,491
58	Albemarle Corp.	3,722
63	FMC Corp.	6,637
82	Sherwin-Williams Co. (The)	8,911
49	Sigma-Aldrich Corp.	3,558

		25,319

	Containers & Packaging — 1.8%
128	Ball Corp.	5,502
44	Rock-Tenn Co., Class A	2,939
79	Silgan Holdings, Inc.	3,490

		11,931

	Total Materials	37,250

Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
76	Telephone & Data Systems, Inc.	1,748

Utilities — 5.5%
	Electric Utilities — 1.4%
45	Northeast Utilities	1,685
242	NV Energy, Inc.	3,893
146	Westar Energy, Inc.	4,078

		9,656

	Gas Utilities — 0.4%
30	ONEOK, Inc.	2,409

	Multi-Utilities — 3.7%
89	CenterPoint Energy, Inc.	1,761
231	CMS Energy Corp.	5,075
70	NSTAR	3,409
58	PG&E Corp.	2,505
66	Sempra Energy	3,969
110	Wisconsin Energy Corp.	3,870
168	Xcel Energy, Inc.	4,452

		25,041

	Total Utilities	37,106

	Total Common Stocks (Cost $495,739)	652,421

Short-Term Investment — 2.0%
	Investment Company — 2.0%
13,407	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $13,407)	13,407

Investment of Cash Collateral for Securities on Loan — 0.3%
	Investment Company — 0.3%
2,248	JPMorgan Prime Money Market Fund, Capital Shares, 0.220% (b) (l) (Cost $2,248)	2,248

	Total Investments — 100.0% (Cost $511,394)	668,076
	Liabilities in Excess of Other Assets — 0.0% (g)	(331)

	NET ASSETS — 100.0%	$667,745

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$161,258
Aggregate gross unrealized depreciation	(4,576)

Net unrealized appreciation/depreciation	$156,682

Federal income tax cost of investments	$511,394

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$668,076	$—	$—	$668,076

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.9%
Consumer Discretionary — 14.6%
	Auto Components — 0.5%
10	American Axle & Manufacturing Holdings, Inc. (a)	118
18	Cooper Tire & Rubber Co.	266
89	Standard Motor Products, Inc.	1,581

		1,965

	Distributors — 0.3%
103	VOXX International Corp. (a)	1,392

	Diversified Consumer Services — 0.6%
84	Bridgepoint Education, Inc. (a)	2,089
10	Capella Education Co. (a)	370
6	Lincoln Educational Services Corp.	50
11	Mac-Gray Corp.	160

		2,669

	Hotels, Restaurants & Leisure — 2.5%
90	Ameristar Casinos, Inc.	1,683
3	Biglari Holdings, Inc. (a)	1,370
12	Cracker Barrel Old Country Store, Inc.	653
27	DineEquity, Inc. (a)	1,339
94	Domino’s Pizza, Inc.	3,394
62	Ruby Tuesday, Inc. (a)	564
117	Ruth’s Hospitality Group, Inc. (a)	891
130	Sonic Corp. (a)	996

		10,890

	Household Durables — 2.0%
72	American Greetings Corp., Class A	1,097
1	CSS Industries, Inc.	10
106	Helen of Troy Ltd., (Bermuda) (a)	3,615
15	Jarden Corp.	591
124	KB Home	1,103
16	Libbey, Inc. (a)	202
36	Lifetime Brands, Inc.	401
21	Tempur-Pedic International, Inc. (a)	1,748

		8,767

	Leisure Equipment & Products — 0.4%
60	JAKKS Pacific, Inc.	1,045
11	Sturm Ruger & Co., Inc.	540

		1,585

	Media — 0.9%
121	Entercom Communications Corp., Class A (a)	788
96	Journal Communications, Inc., Class A (a)	543
13	Knology, Inc. (a)	230
84	LIN TV Corp., Class A (a)	338
197	Sinclair Broadcast Group, Inc., Class A	2,173

		4,072

	Multiline Retail — 0.7%
48	Dillard’s, Inc., Class A	3,025

	Specialty Retail — 4.3%
75	Aeropostale, Inc. (a)	1,630
112	Cabela’s, Inc. (a)	4,280
102	Casual Male Retail Group, Inc. (a)	344
171	Conn’s, Inc. (a)	2,631
29	Cost Plus, Inc. (a)	526
105	Express, Inc. (a)	2,623
55	Finish Line, Inc. (The), Class A	1,169
7	Kirkland’s, Inc. (a)	117
278	OfficeMax, Inc. (a)	1,592
78	Rent-A-Center, Inc.	2,926
35	Select Comfort Corp. (a)	1,143

		18,981

	Textiles, Apparel & Luxury Goods — 2.4%
12	Deckers Outdoor Corp. (a)	769
18	G-III Apparel Group Ltd. (a)	512
140	Iconix Brand Group, Inc. (a)	2,428
111	Maidenform Brands, Inc. (a)	2,503
37	Oxford Industries, Inc.	1,890
62	Perry Ellis International, Inc. (a)	1,156
24	Steven Madden Ltd. (a)	1,043

		10,301

	Total Consumer Discretionary	63,647

Consumer Staples — 3.2%
	Beverages — 0.1%
8	Coca-Cola Bottling Co. Consolidated	489

	Food & Staples Retailing — 1.3%
38	Andersons, Inc. (The)	1,870
24	Nash Finch Co.	671
162	Spartan Stores, Inc.	2,941
12	Village Super Market, Inc., Class A	369

		5,851

	Food Products — 1.0%
45	B&G Foods, Inc.	1,020
39	Darling International, Inc. (a)	671
91	Diamond Foods, Inc.	2,086
21	Fresh Del Monte Produce, Inc.	477

		4,254

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Personal Products — 0.8%
16	Elizabeth Arden, Inc. (a)	570
65	Prestige Brands Holdings, Inc. (a)	1,135
31	Revlon, Inc., Class A (a)	533
36	USANA Health Sciences, Inc. (a)	1,325

		3,563

	Total Consumer Staples	14,157

Energy — 5.6%
	Energy Equipment & Services — 1.7%
21	C&J Energy Services, Inc. (a)	379
7	Cal Dive International, Inc. (a)	21
55	Gulfmark Offshore, Inc., Class A (a)	2,528
20	Lufkin Industries, Inc.	1,573
12	Matrix Service Co. (a)	164
51	Newpark Resources, Inc. (a)	419
47	RPC, Inc.	499
74	Superior Energy Services, Inc. (a)	1,944

		7,527

	Oil, Gas & Consumable Fuels — 3.9%
14	Alon USA Energy, Inc.	122
3	Apco Oil and Gas International, Inc.	218
15	Bonanza Creek Energy, Inc. (a)	334
99	Callon Petroleum Co. (a)	622
27	Clayton Williams Energy, Inc. (a)	2,153
21	Cloud Peak Energy, Inc. (a)	331
19	Delek U.S. Holdings, Inc.	299
71	EXCO Resources, Inc.	469
15	Georesources, Inc. (a)	504
94	Gulfport Energy Corp. (a)	2,732
70	McMoRan Exploration Co. (a)	746
52	Renewable Energy Group, Inc. (a)	538
116	VAALCO Energy, Inc. (a)	1,092
111	W&T Offshore, Inc.	2,346
73	Warren Resources, Inc. (a)	237
100	Western Refining, Inc.	1,890
61	World Fuel Services Corp.	2,493

		17,126

	Total Energy	24,653

	Financials — 20.7%
	Capital Markets — 0.5%
98	BGC Partners, Inc., Class A	727
20	Gladstone Capital Corp.	158
67	Knight Capital Group, Inc., Class A (a)	858
8	Prospect Capital Corp.	87
42	SWS Group, Inc.	238

		2,068

	Commercial Banks — 5.5%
2	Alliance Financial Corp.	67
20	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	428
77	BBCN Bancorp, Inc. (a)	852
8	Bridge Bancorp, Inc.	166
45	Cathay General Bancorp	795
9	Center Bancorp, Inc.	86
26	Citizens & Northern Corp.	518
22	City Holding Co.	750
30	Community Bank System, Inc.	866
9	Community Trust Bancorp, Inc.	285
22	East West Bancorp, Inc.	499
27	Enterprise Financial Services Corp.	316
27	Financial Institutions, Inc.	443
10	First Bancorp	112
73	First Busey Corp.	362
333	First Commonwealth Financial Corp.	2,035
33	First Community Bancshares, Inc.	441
75	First Financial Bancorp	1,289
25	First Merchants Corp.	313
28	First Niagara Financial Group, Inc.	273
84	FNB Corp.	1,015
137	Hanmi Financial Corp. (a)	1,387
4	Heartland Financial USA, Inc.	73
26	Huntington Bancshares, Inc.	168
6	Iberiabank Corp.	342
22	International Bancshares Corp.	457
15	Lakeland Bancorp, Inc.	145
12	Lakeland Financial Corp.	307
24	MainSource Financial Group, Inc.	286
8	National Bankshares, Inc. (c)	241
12	NBT Bancorp, Inc.	260
70	Oriental Financial Group, Inc.	843
32	PacWest Bancorp	768
17	Peoples Bancorp, Inc.	302
56	Pinnacle Financial Partners, Inc. (a)	1,026
14	Prosperity Bancshares, Inc.	632
4	Renasant Corp.	60
10	Republic Bancorp, Inc., Class A	227
32	Sierra Bancorp	315
13	Southside Bancshares, Inc.	294

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Commercial Banks — Continued
89	Southwest Bancorp, Inc. (a)	823
78	Susquehanna Bancshares, Inc.	774
13	SVB Financial Group (a)	817
15	WesBanco, Inc.	310
25	West Bancorp, Inc.	247
231	Wilshire Bancorp, Inc. (a)	1,118

		24,133

	Consumer Finance — 2.3%
22	Advance America Cash Advance Centers, Inc.	229
66	Cash America International, Inc.	3,173
108	DFC Global Corp. (a)	2,036
43	Nelnet, Inc., Class A	1,117
54	World Acceptance Corp. (a)	3,307

		9,862

	Diversified Financial Services — 0.4%
99	PHH Corp. (a)	1,533

	Insurance — 2.5%
242	American Equity Investment Life Holding Co.	3,096
26	American Safety Insurance Holdings Ltd. (a)	483
42	Aspen Insurance Holdings Ltd., (Bermuda)	1,185
310	CNO Financial Group, Inc. (a)	2,414
22	Delphi Financial Group, Inc., Class A	967
36	Flagstone Reinsurance Holdings S.A., (Luxembourg)	283
10	Horace Mann Educators Corp.	174
64	Meadowbrook Insurance Group, Inc.	599
80	National Financial Partners Corp. (a)	1,205
30	Selective Insurance Group, Inc.	535

		10,941

	Real Estate Investment Trusts (REITs) — 8.5%
28	Agree Realty Corp.	625
25	American Campus Communities, Inc.	1,136
454	Anworth Mortgage Asset Corp.	2,990
99	Ashford Hospitality Trust, Inc.	891
57	Associated Estates Realty Corp.	936
35	BioMed Realty Trust, Inc.	659
86	CapLease, Inc.	346
257	Capstead Mortgage Corp.	3,372
84	CBL & Associates Properties, Inc.	1,584
321	Cogdell Spencer, Inc.	1,360
19	Colonial Properties Trust	422
43	Coresite Realty Corp.	1,021
168	DCT Industrial Trust, Inc.	988
55	DDR Corp.	800
18	EastGroup Properties, Inc.	914
75	Education Realty Trust, Inc.	817
6	Equity Lifestyle Properties, Inc.	397
145	First Industrial Realty Trust, Inc. (a)	1,796
50	Glimcher Realty Trust	509
9	Home Properties, Inc.	543
36	LaSalle Hotel Properties	1,005
291	Lexington Realty Trust	2,618
23	LTC Properties, Inc.	723
251	MFA Financial, Inc.	1,874
8	Mission West Properties, Inc.	81
200	Omega Healthcare Investors, Inc.	4,248
18	Parkway Properties, Inc.	193
90	Pennsylvania Real Estate Investment Trust	1,368
14	PS Business Parks, Inc.	898
16	Ramco-Gershenson Properties Trust	199
79	Senior Housing Properties Trust	1,737
8	Sun Communities, Inc.	360

		37,410

	Thrifts & Mortgage Finance — 1.0%
13	BofI Holding, Inc. (a)	224
18	Dime Community Bancshares, Inc.	266
17	OceanFirst Financial Corp.	235
232	Ocwen Financial Corp. (a)	3,633
38	Trustco Bank Corp.	216

		4,574

	Total Financials	90,521

Health Care — 13.5%
	Biotechnology — 4.6%
136	Achillion Pharmaceuticals, Inc. (a) (m)	1,303
55	Acorda Therapeutics, Inc. (a)	1,455
39	Affymax, Inc. (a)	458
133	Anthera Pharmaceuticals, Inc. (a)	294
166	Ariad Pharmaceuticals, Inc. (a)	2,653
56	BioCryst Pharmaceuticals, Inc. (a) (c)	271
40	Celldex Therapeutics, Inc. (a)	205
250	Chelsea Therapeutics International Ltd. (a)	640
79	ChemoCentryx, Inc. (a)	841
78	Genomic Health, Inc. (a)	2,372
109	Halozyme Therapeutics, Inc. (a)	1,392
77	Incyte Corp., Ltd. (a)	1,477

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Biotechnology — Continued
78	InterMune, Inc. (a)	1,141
29	Ironwood Pharmaceuticals, Inc. (a)	391
22	Medivation, Inc. (a)	1,607
70	Momenta Pharmaceuticals, Inc. (a)	1,071
20	Onyx Pharmaceuticals, Inc. (a)	757
12	Raptor Pharmaceutical Corp. (a)	78
93	Spectrum Pharmaceuticals, Inc. (a)	1,168
137	Targacept, Inc. (a)	703

		20,277

	Health Care Equipment & Supplies — 2.8%
121	Cantel Medical Corp.	3,023
28	DynaVox, Inc., Class A (a)	86
114	Greatbatch, Inc. (a)	2,800
58	Insulet Corp. (a)	1,104
65	Invacare Corp.	1,076
41	Orthofix International N.V.,
	(Netherlands) (a)	1,552
247	RTI Biologics, Inc. (a)	913
22	Sirona Dental Systems, Inc. (a)	1,129
130	Solta Medical, Inc. (a)	394

		12,077

	Health Care Providers & Services — 3.5%
49	Almost Family, Inc. (a)	1,269
143	AmSurg Corp. (a)	3,994
115	Gentiva Health Services, Inc. (a)	1,007
27	Hanger Orthopedic Group, Inc. (a)	584
232	Metropolitan Health Networks, Inc. (a)	2,170
37	Molina Healthcare, Inc. (a)	1,238
26	Owens & Minor, Inc.	784
99	Skilled Healthcare Group, Inc., Class A (a)	754
20	Triple-S Management Corp., Class B (a)	460
9	US Physical Therapy, Inc.	212
38	WellCare Health Plans, Inc. (a)	2,746

		15,218

	Health Care Technology — 0.5%
152	MedAssets, Inc. (a)	2,003
	Life Sciences Tools & Services — 0.3%
49	Cambrex Corp. (a)	340
34	Enzo Biochem, Inc. (a)	90
218	Sequenom, Inc. (a)	887

		1,317

	Pharmaceuticals — 1.8%
67	Impax Laboratories, Inc. (a)	1,639
25	Jazz Pharmaceuticals plc, (Ireland) (a)	1,231
31	MAP Pharmaceuticals, Inc. (a)	447
19	Medicis Pharmaceutical Corp., Class A	729
27	Par Pharmaceutical Cos., Inc. (a)	1,026
14	Salix Pharmaceuticals Ltd. (a)	751
17	ViroPharma, Inc. (a)	505
76	Vivus, Inc. (a)	1,693

		8,021

	Total Health Care	58,913

Industrials — 15.0%
	Aerospace & Defense — 2.5%
12	Ceradyne, Inc.	401
7	Curtiss-Wright Corp.	274
32	Esterline Technologies Corp. (a)	2,273
247	GenCorp, Inc. (a)	1,750
11	HEICO Corp.	593
44	LMI Aerospace, Inc. (a)	806
74	Triumph Group, Inc.	4,649

		10,746

	Air Freight & Logistics — 0.6%
47	Atlas Air Worldwide Holdings, Inc. (a)	2,333
11	Park-Ohio Holdings Corp. (a)	212

		2,545

	Airlines — 1.0%
108	Alaska Air Group, Inc. (a)	3,851
93	Hawaiian Holdings, Inc. (a)	487

		4,338

	Building Products — 0.0% (g)
6	Gibraltar Industries, Inc. (a)	97

	Commercial Services & Supplies — 2.6%
280	Cenveo, Inc. (a)	946
5	Courier Corp.	58
159	Deluxe Corp.	3,726
114	Encore Capital Group, Inc. (a)	2,577
15	Herman Miller, Inc.	342
68	Knoll, Inc.	1,125
15	Portfolio Recovery Associates, Inc. (a)	1,040
14	Team, Inc. (a)	421
7	UniFirst Corp.	437
23	United Stationers, Inc.	717
1	Waste Connections, Inc.	39

		11,428

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Construction & Engineering — 0.8%
2	Argan, Inc.	28
63	EMCOR Group, Inc.	1,747
67	MasTec, Inc. (a)	1,212
15	Michael Baker Corp. (a)	346
19	Tutor Perini Corp. (a)	302

		3,635

	Electrical Equipment — 1.8%
35	Acuity Brands, Inc.	2,224
41	EnerSys (a)	1,417
33	Generac Holdings, Inc. (a)	818
50	Regal-Beloit Corp.	3,304

		7,763

	Industrial Conglomerates — 0.1%
5	Standex International Corp.	222

	Machinery — 3.6%
69	Actuant Corp., Class A	2,009
33	Barnes Group, Inc.	868
28	CIRCOR International, Inc.	935
27	Columbus McKinnon Corp. (a)	446
79	EnPro Industries, Inc. (a)	3,243
89	Federal Signal Corp. (a)	495
5	FreightCar America, Inc.	114
37	Kadant, Inc. (a)	884
6	Proto Labs, Inc. (a)	215
21	Rexnord Corp. (a)	447
15	Robbins & Myers, Inc.	786
55	Trimas Corp. (a)	1,227
51	Wabtec Corp.	3,814
7	Watts Water Technologies, Inc., Class A	269

		15,752

	Professional Services — 0.2%
11	GP Strategies Corp. (a)	191
32	Kelly Services, Inc., Class A	515
8	VSE Corp.	191

		897

	Road & Rail — 0.5%
8	Dollar Thrifty Automotive Group, Inc. (a)	671
125	Quality Distribution, Inc. (a)	1,720

		2,391

	Trading Companies & Distributors — 1.0%
47	Applied Industrial Technologies, Inc.	1,921
19	Beacon Roofing Supply, Inc. (a)	482
10	Interline Brands, Inc. (a)	214
59	SeaCube Container Leasing Ltd.	1,016
19	United Rentals, Inc. (a)	802

		4,435

	Transportation Infrastructure — 0.3%
75	Wesco Aircraft Holdings, Inc. (a)	1,207

	Total Industrials	65,456

Information Technology — 15.8%
	Communications Equipment — 1.4%
137	Arris Group, Inc. (a)	1,544
41	Black Box Corp.	1,038
23	Comtech Telecommunications Corp.	753
12	NETGEAR, Inc. (a)	462
12	Oplink Communications, Inc. (a)	210
29	Plantronics, Inc.	1,167
51	Polycom, Inc. (a)	971

		6,145

	Computers & Peripherals — 0.5%
26	Fusion-io, Inc. (a)	744
19	Imation Corp. (a)	117
17	Synaptics, Inc. (a)	624
33	Xyratex Ltd., (United Kingdom)	528

		2,013

	Electronic Equipment, Instruments & Components — 1.8%
57	Brightpoint, Inc. (a)	458
24	Daktronics, Inc.	213
26	DDi Corp.	320
10	FEI Co. (a)	511
27	Insight Enterprises, Inc. (a)	588
14	Littelfuse, Inc.	903
10	M/A-COM Technology Solutions
	Holdings, Inc. (a)	209
7	Measurement Specialties, Inc. (a)	229
40	Newport Corp. (a)	704
11	Plexus Corp. (a)	388
48	RadiSys Corp. (a)	356
68	SYNNEX Corp. (a)	2,605
37	TTM Technologies, Inc. (a)	419

		7,903

	Internet Software & Services — 1.2%
46	Ancestry.com, Inc. (a)	1,051
17	Bazaarvoice, Inc. (a)	336
14	Demandware, Inc. (a)	426
11	ExactTarget, Inc. (a)	276

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Internet Software & Services — Continued
7	Millennial Media, Inc. (a)	171
599	United Online, Inc.	2,929

		5,189

	IT Services — 2.3%
46	CACI International, Inc., Class A (a)	2,847
20	CSG Systems International, Inc. (a)	298
20	Gartner, Inc. (a)	866
39	Global Cash Access Holdings, Inc. (a)	307
12	ManTech International Corp., Class A	407
11	MAXIMUS, Inc.	451
26	TeleTech Holdings, Inc. (a)	414
20	Unisys Corp. (a)	386
29	Vantiv, Inc., Class A (a)	573
40	VeriFone Systems, Inc. (a)	2,059
23	Wright Express Corp. (a)	1,482

		10,090

	Semiconductors & Semiconductor Equipment — 4.3%
140	Amkor Technology, Inc. (a)	860
39	Brooks Automation, Inc.	477
120	Cirrus Logic, Inc. (a)	2,863
121	Entegris, Inc. (a)	1,125
63	Entropic Communications, Inc. (a)	368
301	GT Advanced Technologies, Inc. (a)	2,486
29	Integrated Silicon Solution, Inc. (a)	328
50	Intermolecular, Inc. (a)	313
372	Kulicke & Soffa Industries, Inc. (a)	4,629
70	Lattice Semiconductor Corp. (a)	447
44	Micrel, Inc.	450
39	Photronics, Inc. (a)	262
158	PMC-Sierra, Inc. (a)	1,144
110	Skyworks Solutions, Inc. (a)	3,042

		18,794

	Software — 4.3%
41	Actuate Corp. (a)	259
142	Aspen Technology, Inc. (a)	2,924
39	Ebix, Inc. (c)	903
8	Guidewire Software, Inc. (a)	249
4	Imperva, Inc. (a)	157
118	JDA Software Group, Inc. (a)	3,229
7	Jive Software, Inc. (a)	193
10	Manhattan Associates, Inc. (a)	480
20	Monotype Imaging Holdings, Inc. (a)	292
22	Netscout Systems, Inc. (a)	445
51	Parametric Technology Corp. (a)	1,419
32	Progress Software Corp. (a)	749
43	Quest Software, Inc. (a)	1,010
9	Rovi Corp. (a)	290
27	SS&C Technologies Holdings, Inc. (a)	623
196	Take-Two Interactive Software, Inc. (a)	3,008
17	TeleCommunication Systems, Inc., Class A (a)	46
98	TeleNav, Inc. (a)	689
25	TIBCO Software, Inc. (a)	760
34	VirnetX Holding Corp. (a)	804
26	Websense, Inc. (a)	546

		19,075

	Total Information Technology	69,209
Materials — 5.1%
	Chemicals — 2.1%
5	FutureFuel Corp.	57
67	Georgia Gulf Corp. (a)	2,347
31	H.B. Fuller Co.	1,014
34	Innophos Holdings, Inc.	1,679
7	Innospec, Inc. (a)	198
44	Koppers Holdings, Inc.	1,697
66	PolyOne Corp.	956
50	Solutia, Inc.	1,383

		9,331

	Containers & Packaging — 0.8%
160	Graphic Packaging Holding Co. (a)	884
40	Rock-Tenn Co., Class A	2,716

		3,600

	Metals & Mining — 1.6%
69	Coeur d’Alene Mines Corp. (a)	1,636
37	Hecla Mining Co.	171
188	Noranda Aluminum Holding Corp.	1,878
53	Revett Minerals, Inc. (a)	220
69	U.S. Silica Holdings, Inc. (a)	1,439
86	Worthington Industries, Inc.	1,657

		7,001

	Paper & Forest Products — 0.6%
76	Buckeye Technologies, Inc.	2,585

	Total Materials	22,517

Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.4%
932	Cincinnati Bell, Inc. (a)	3,747
36	Consolidated Communications Holdings, Inc.	703

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Diversified Telecommunication Services — Continued
3	IDT Corp., Class B	27
138	Premiere Global Services, Inc. (a)	1,243
170	Vonage Holdings Corp. (a)	376

	Total Telecommunication Services	6,096

Utilities — 3.0%
	Electric Utilities — 2.1%
5	Central Vermont Public Service Corp.	166
65	El Paso Electric Co.	2,105
23	Empire District Electric Co. (The)	464
38	IDACORP, Inc.	1,550
155	Portland General Electric Co.	3,864
16	UniSource Energy Corp.	578
13	Westar Energy, Inc.	360

		9,087

	Gas Utilities — 0.9%
3	AGL Resources, Inc. (m)	105
6	Chesapeake Utilities Corp.	255
13	Laclede Group, Inc. (The)	503
32	New Jersey Resources Corp.	1,417
10	Northwest Natural Gas Co.	450
18	Southwest Gas Corp.	774
11	WGL Holdings, Inc.	464

		3,968

	Independent Power Producers & Energy Traders — 0.0% (g)
3	Genie Energy Ltd., Class B	28

	Total Utilities	13,083

	Total Common Stocks (Cost $316,646)	428,252

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.3%
1,475	U.S. Treasury Note, 0.500%, 11/30/12 (k) (m) (Cost $1,479)	1,478

SHARES
Short-Term Investment — 2.1%
	Investment Company — 2.1%
9,148	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $9,148)	9,148

Investment of Cash Collateral for Securities on Loan — 0.2%
	Investment Company — 0.2%
827	JPMorgan Prime Money Market Fund, Capital Shares, 0.220% (b) (l) (Cost $827)	827

	Total Investments — 100.5% (Cost $328,100)	439,705
	Liabilities in Excess of Other Assets — (0.5)%	(2,158)

	NET ASSETS — 100.0%	$437,547

Percentages indicated are based on net assets.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
105	E-mini Russell 2000	06/15/12	$8,691	$291

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-incomeproducing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Security, or a portion of the security, has been delivered to counterparty as part of a security lending transaction.
(g)	—	Amount rounds to less than 0.1% .
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,344
Aggregate gross unrealized depreciation	(15,739)

Net unrealized appreciation/depreciation	$111,605

Federal income tax cost of investments	$328,100

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$438,227	$1,478	$–	$439,705
Appreciation in Other Financial Instruments
Futures Contracts	$291	$–	$–	$291

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.0%
	Consumer Discretionary — 19.4%
	Auto Components — 0.5%
444	Drew Industries, Inc. (a)	12,124

	Distributors — 0.9%
614	Pool Corp.	22,973

	Diversified Consumer Services — 0.2%
533	Archipelago Learning, Inc. (a)	5,930

	Hotels, Restaurants & Leisure — 7.1%
900	Brinker International, Inc.	24,792
631	Cracker Barrel Old Country Store, Inc.	35,235
725	Monarch Casino & Resort, Inc. (a)	7,463
1,185	Papa John’s International, Inc. (a)	44,628
1,041	Penn National Gaming, Inc. (a)	44,744
964	Shuffle Master, Inc. (a)	16,969

		173,831

	Household Durables — 3.1%
1,898	Jarden Corp.	76,345

	Leisure Equipment & Products — 0.4%
424	Brunswick Corp.	10,920

	Media — 1.9%
1,267	Cinemark Holdings, Inc.	27,817
300	Morningstar, Inc.	18,921

		46,738

	Specialty Retail — 4.0%
2,124	American Eagle Outfitters, Inc.	36,514
1,616	Chico’s FAS, Inc.	24,398
759	Dick’s Sporting Goods, Inc.	36,506

		97,418

	Textiles, Apparel & Luxury Goods — 1.3%
183	Deckers Outdoor Corp. (a)	11,532
1,126	Iconix Brand Group, Inc. (a)	19,571

		31,103

	Total Consumer Discretionary	477,382

	Consumer Staples — 1.2%
	Food Products — 1.2%
566	J&J Snack Foods Corp.	29,677

	Energy — 6.4%
	Energy Equipment & Services — 2.7%
2,238	Patterson-UTI Energy, Inc.	38,701
521	Tidewater, Inc.	28,157

		66,858

	Oil, Gas & Consumable Fuels — 3.7%
651	Approach Resources, Inc. (a)	24,067
564	Cimarex Energy Co.	42,527
2,046	Resolute Energy Corp. (a)	23,278

		89,872

	Total Energy	156,730

	Financials — 23.5%
	Capital Markets — 6.2%
958	Calamos Asset Management, Inc., Class A	12,564
128	Diamond Hill Investment Group, Inc.	9,444
1,013	Epoch Holding Corp.	24,181
485	Greenhill & Co., Inc.	21,173
2,326	HFF, Inc., Class A (a)	38,309
2,398	Janus Capital Group, Inc.	21,366
401	JMP Group, Inc.	2,962
1,285	KBW, Inc.	23,779

		153,778

	Commercial Banks — 7.7%
3,347	Associated Banc-Corp.	46,731
1,430	First Financial Bancorp	24,743
96	First of Long Island Corp. (The)	2,557
635	First Republic Bank (a)	20,902
1,181	Glacier Bancorp, Inc.	17,639
377	Iberiabank Corp.	20,170
2,640	Umpqua Holdings Corp.	35,803
2,562	Western Alliance Bancorp (a)	21,698

		190,243

	Insurance — 2.6%
498	eHealth, Inc. (a)	8,123
620	ProAssurance Corp.	54,597

		62,720

	Real Estate Investment Trusts (REITs) — 6.0%
831	EastGroup Properties, Inc.	41,746
608	Mid-America Apartment Communities, Inc.	40,735
1,290	National Retail Properties, Inc.	35,074
1,646	RLJ Lodging Trust	30,671

		148,226

	Real Estate Management & Development — 1.0%
819	FirstService Corp., (Canada) (a)	25,093

	Total Financials	580,060

	Health Care — 10.0%
	Health Care Equipment & Supplies — 1.2%
351	IDEXX Laboratories, Inc. (a)	30,663

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Providers & Services — 7.7%
1,942	Coventry Health Care, Inc.	69,084
390	MWI Veterinary Supply, Inc. (a)	34,304
1,688	PSS World Medical, Inc. (a)	42,776
509	VCA Antech, Inc. (a)	11,808
425	WellCare Health Plans, Inc. (a)	30,557

		188,529

	Health Care Technology — 0.8%
1,281	Omnicell, Inc. (a)	19,484

	Pharmaceuticals — 0.3%
866	Cumberland Pharmaceuticals, Inc. (a)	6,494

	Total Health Care	245,170

	Industrials — 16.3%
	Aerospace & Defense — 1.7%
354	TransDigm Group, Inc. (a)	41,032

	Air Freight & Logistics — 0.7%
475	Forward Air Corp.	17,408

	Building Products — 0.3%
692	NCI Building Systems, Inc. (a)	7,967

	Commercial Services & Supplies — 5.3%
1,494	ACCO Brands Corp. (a)	18,542
1,588	Herman Miller, Inc.	36,456
1,428	KAR Auction Services, Inc. (a)	23,141
1,615	Waste Connections, Inc.	52,549

		130,688

	Construction & Engineering — 0.8%
1,742	Comfort Systems USA, Inc.	19,005

	Electrical Equipment — 0.8%
319	Regal-Beloit Corp.	20,915

	Machinery — 5.2%
536	Altra Holdings, Inc. (a)	10,297
1,238	Douglas Dynamics, Inc.	17,023
920	RBC Bearings, Inc. (a)	42,454
1,327	Rexnord Corp. (a)	27,991
431	Toro Co. (The)	30,674

		128,439

	Road & Rail — 1.1%
1,497	Knight Transportation, Inc.	26,444

	Trading Companies & Distributors — 0.4%
485	Interline Brands, Inc. (a)	10,482

	Total Industrials	402,380

	Information Technology — 9.8%
	Electronic Equipment, Instruments & Components — 1.7%
579	Anixter International, Inc. (a)	42,019

	Internet Software & Services — 2.7%
904	Active Network, Inc. (The) (a)	15,220
1,798	Dice Holdings, Inc. (a)	16,779
376	SciQuest, Inc. (a)	5,732
640	Travelzoo, Inc. (a)	14,729
418	Zillow, Inc. (a)	14,865

		67,325

	Semiconductors & Semiconductor Equipment — 0.7%
1,520	Intersil Corp., Class A	17,026

	Software — 4.7%
669	MICROS Systems, Inc. (a)	36,975
1,135	Monotype Imaging Holdings, Inc. (a)	16,912
322	NetSuite, Inc. (a)	16,202
284	SolarWinds, Inc. (a)	10,992
735	Solera Holdings, Inc.	33,718

		114,799

	Total Information Technology	241,169

	Materials — 9.6%
	Chemicals — 2.4%
317	Airgas, Inc.	28,220
589	Scotts Miracle-Gro Co. (The), Class A	31,891

		60,111

	Containers & Packaging — 6.4%
896	Aptargroup, Inc.	49,088
1,060	Crown Holdings, Inc. (a)	39,046
1,576	Silgan Holdings, Inc.	69,648

		157,782

	Metals & Mining — 0.8%
273	Compass Minerals International, Inc.	19,555

	Total Materials	237,448

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
243	Lumos Networks Corp.	2,610

	Utilities — 2.7%
	Gas Utilities — 1.2%
649	Northwest Natural Gas Co.	29,475

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Multi-Utilities — 1.5%
1,060	NorthWestern Corp.	37,570

	Total Utilities	67,045

	Total Common Stocks (Cost $1,779,082)	2,439,671

Short-Term Investment — 3.2%
	Investment Company — 3.2%
79,967	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $79,967)	79,967

	Total Investments — 102.2% (Cost $1,859,049)	2,519,638
	Liabilities in Excess of Other Assets — (2.2)%	(53,045)

	NET ASSETS — 100.0%	$2,466,593

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$713,287
Aggregate gross unrealized depreciation	(52,698)

Net unrealized appreciation/depreciation	$660,589

Federal income tax cost of investments	$1,859,049

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$2,519,638	$—	$—	$2,519,638

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.4% (b)
	Alternative Assets — 3.9%
289,628	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares	5,221,996
448,763	JPMorgan International Realty Fund, Class R5 Shares	3,944,630
427,098	JPMorgan Realty Income Fund, Class R5 Shares	4,783,497

	Total Alternative Assets	13,950,123

	Fixed Income — 54.9%
8,446,097	JPMorgan Core Bond Fund, Class R6 Shares	100,086,251
2,302,209	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	19,499,714
5,477,987	JPMorgan High Yield Fund, Class R6 Shares	43,221,316
2,209,229	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	23,616,653
1,085,717	JPMorgan Real Return Fund, Institutional Class Shares	11,476,028

	Total Fixed Income	197,899,962

	International Equity — 11.7%
348,572	JPMorgan Emerging Economies Fund, Class R5 Shares	4,764,975
215,471	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	4,981,681
575,341	JPMorgan Global Natural Resources Fund, Class R5 Shares	7,456,416
743,851	JPMorgan International Equity Fund, Class R6 Shares	10,153,573
738,898	JPMorgan International Opportunities Fund, Class R6 Shares	9,398,787
330,360	JPMorgan Intrepid International Fund, Institutional Class Shares	5,381,564

	Total International Equity	42,136,996

	Money Market — 9.0%
32,444,803	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (l) (m)	32,444,803

	U.S. Equity — 19.9%
1,700,807	JPMorgan Disciplined Equity Fund, Class R6 Shares	30,682,556
570,380	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	5,971,874
257,556	JPMorgan Intrepid America Fund, Class R5 Shares	6,624,346
127,196	JPMorgan Small Cap Equity Fund, Class R5 Shares	5,164,141
250,563	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	3,199,695
138,892	JPMorgan Small Cap Value Fund, Class R6 Shares	2,816,728
1,012,155	JPMorgan U.S. Equity Fund, Class R6 Shares	11,467,717
282,338	JPMorgan Value Advantage Fund, Institutional Class Shares	5,714,514

	Total U.S. Equity	71,641,571

	Total Investment Companies (Cost $326,253,192)	358,073,455

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.8%
2,905,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (Cost $2,970,689)	2,969,114

	Total Investments — 100.2% (Cost $329,223,881)	361,042,569
	Liabilities in Excess of Other Assets — (0.2)%	(795,741)

	NET ASSETS — 100.0%	$360,246,828

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
52	TOPIX Index	06/07/12	$5,384,076	$248,880
2	10 Year Japanese Government Bond	06/11/12	3,431,437	(10,420)
12	S&P/Toronto 60 Index	06/14/12	1,695,604	9,938
11	Dow Jones Euro STOXX 50 Index	06/15/12	353,417	(7,879)
132	E-mini S&P 500	06/15/12	9,261,120	280,760
16	FTSE/MIB Index	06/15/12	1,679,928	(70,722)
6	10 Year U.S. Treasury Note	06/20/12	776,906	(7,233)
9	5 Year U.S. Treasury Note	06/29/12	1,102,852	(92)

	Short Futures Outstanding
(24)	IBEX 35 Index	04/20/12	(2,535,897)	91,766
(163)	OMXS30 Index	04/20/12	(2,629,489)	43,534
(21)	Hang Seng Index	04/27/12	(2,771,858)	63,407
(89)	E-mini Russell 2000	06/15/12	(7,366,530)	(235,601)
(20)	10 Year Canadian Government Bond	06/20/12	(2,631,310)	35,087
(32)	SFE SPI 200 Index	06/21/12	(3,600,614)	(71,004)
(15)	Long Gilt	06/27/12	(2,747,381)	16,340

				$386,761

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Funds are registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,889,522
Aggregate gross unrealized depreciation	(2,070,834)

Net unrealized appreciation/depreciation	$31,818,688

Federal income tax cost of investments	$329,223,881

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$358,073,455	$2,969,114	$—	$361,042,569
Appreciation in Other Financial Instruments
Futures Contracts	$789,712	$—	$—	$789,712
Depreciation in Other Financial Instruments
Futures Contracts	$(402,951)	$—	$—	$(402,951)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 97.9% (b)
	Alternative Assets — 4.2%
249,679	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares (m)	4,501,707
1,134,398	JPMorgan International Realty Fund, Class R5 Shares	9,971,361
1,561,434	JPMorgan Realty Income Fund, Class R5 Shares	17,488,063

	Total Alternative Assets	31,961,131

	Fixed Income — 49.4%
18,611,799	JPMorgan Core Bond Fund, Class R6 Shares	220,549,824
4,416,769	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	37,410,033
10,313,651	JPMorgan High Yield Fund, Class R6 Shares	81,374,709
2,464,466	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (m)	26,345,141
1,230,074	JPMorgan Real Return Fund, Institutional Class Shares	13,001,885

	Total Fixed Income	378,681,592

	International Equity — 15.9%
1,334,558	JPMorgan Emerging Economies Fund, Class R5 Shares	18,243,414
954,485	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	22,067,693
601,323	JPMorgan Global Natural Resources Fund, Class R5 Shares (m)	7,793,151
2,191,085	JPMorgan International Equity Fund, Class R6 Shares	29,908,308
2,357,112	JPMorgan International Opportunities Fund, Class R6 Shares	29,982,470
833,610	JPMorgan Intrepid International Fund, Institutional Class Shares	13,579,513

	Total International Equity	121,574,549

	Money Market — 2.2%
16,684,783	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (l) (m)	16,684,783

	U.S. Equity — 26.2%
3,831,542	JPMorgan Disciplined Equity Fund, Class R6 Shares	69,121,017
1,746,009	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	18,280,712
1,113,963	JPMorgan Intrepid America Fund, Class R5 Shares	28,651,134
309,548	JPMorgan Small Cap Equity Fund, Class R5 Shares	12,567,657
618,508	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	7,898,343
405,948	JPMorgan Small Cap Value Fund, Class R6 Shares	8,232,630
3,439,995	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	38,975,147
831,771	JPMorgan Value Advantage Fund, Institutional Class Shares	16,835,045

	Total U.S. Equity	200,561,685

	Total Investment Companies (Cost $679,854,445)	749,463,740

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.8%
6,400,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (m) (Cost $6,544,546)	6,541,248

	Total Investments — 98.7% (Cost $686,398,991)	756,004,988
	Other Assets in Excess of Liabilities — 1.3%	9,841,592

	NET ASSETS — 100.0%	$765,846,580

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
109	TOPIX Index	06/07/12	$11,285,852	$519,604
4	10 Year Japanese Government Bond	06/11/12	6,862,873	(20,840)
24	S&P/Toronto 60 Index	06/14/12	3,391,208	19,875
346	E-mini S&P 500	06/15/12	24,275,360	663,174
33	FTSE/MIB Index	06/15/12	3,464,853	(146,040)
33	10 Year U.S. Treasury Note	06/20/12	4,272,984	(39,775)
	Short Futures Outstanding
(49)	IBEX 35 Index	04/20/12	(5,177,457	187,401
(375)	OMXS30 Index	04/20/12	(6,049,438)	100,142
(42)	Hang Seng Index	04/27/12	(5,543,716)	126,822
(11)	Dow Jones Euro STOXX 50 Index	06/15/12	(353,417)	8,900
(120)	E-mini Russell 2000	06/15/12	(9,932,400)	(317,664)
(41)	10 Year Canadian Government Bond	06/20/12	(5,394,185)	71,896
(63)	SFE SPI 200 Index	06/21/12	(7,088,710)	(139,789)
(30)	Long Gilt	06/27/12	(5,494,762)	32,760
(23)	5 Year U.S. Treasury Note	06/29/12	(5,329)	(2,818,398)

				$1,061,137

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Funds are registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,264,811
Aggregate gross unrealized depreciation	(1,658,814)

Net unrealized appreciation/depreciation	$69,605,997

Federal income tax cost of investments	$686,398,991

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$749,463,740	$6,541,248	$—	$756,004,988
Appreciation in Other Financial Instruments
Futures Contracts	$1,730,574	$—	$—	$1,730,574

Depreciation in Other Financial Instruments
Futures Contracts	$(669,437)	$–—	$—	$(669,437)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.4% (b)
	Alternative Assets — 4.4%
70,181	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares (m)	1,265,363
2,537,688	JPMorgan International Realty Fund, Class R5 Shares	22,306,275
3,923,066	JPMorgan Realty Income Fund, Class R5 Shares	43,938,343

	Total Alternative Assets	67,509,981

	Fixed Income — 40.5%
33,053,158	JPMorgan Core Bond Fund, Class R6 Shares	391,679,919
8,233,726	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	69,739,655
19,505,675	JPMorgan High Yield Fund, Class R6 Shares	153,899,772
612,657	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (m)	6,549,302
293,864	JPMorgan Real Return Fund, Institutional Class Shares	3,106,147

	Total Fixed Income	624,974,795

	International Equity — 19.8%
3,714,076	JPMorgan Emerging Economies Fund, Class R5 Shares	50,771,423
2,862,316	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	66,176,756
197,044	JPMorgan Global Natural Resources Fund, Class R5 Shares (m)	2,553,694
5,422,241	JPMorgan International Equity Fund, Class R6 Shares	74,013,594
5,945,117	JPMorgan International Opportunities Fund, Class R6 Shares	75,621,892
2,254,636	JPMorgan Intrepid International Fund, Institutional Class Shares	36,728,012

	Total International Equity	305,865,371

	Money Market — 2.9%
44,130,900	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (l) (m)	44,130,900

	U.S. Equity — 31.8%
8,694,459	JPMorgan Disciplined Equity Fund, Class R6 Shares	156,848,038
4,479,477	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	46,900,120
2,615,842	JPMorgan Intrepid America Fund, Class R5 Shares	67,279,468
630,590	JPMorgan Small Cap Equity Fund, Class R5 Shares	25,601,934
1,792,894	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	22,895,259
1,025,568	JPMorgan Small Cap Value Fund, Class R6 Shares	20,798,528
9,175,468	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	103,958,051
2,307,076	JPMorgan Value Advantage Fund, Institutional Class Shares	46,695,219

	Total U.S. Equity	490,976,617

	Total Investment Companies (Cost $1,375,923,553)	1,533,457,664

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.8%
11,890,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (m) (Cost $12,158,605)	12,152,412

	Total Investments — 100.2% (Cost $1,388,082,158)	1,545,610,076
	Liabilities in Excess of Other Assets — (0.2)%	(3,752,882)

	NET ASSETS — 100.0%	$1,541,857,194

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
216	TOPIX Index	06/07/12	$22,364,625	$1,034,004
8	10 Year Japanese Government Bond	06/11/12	13,725,746	(41,681)
48	S&P/Toronto 60 Index	06/14/12	6,782,415	39,753
114	Dow Jones Euro STOXX 50 Index	06/15/12	3,662,687	5,869
932	E-mini S&P 500	06/15/12	65,389,120	1,770,585
66	FTSE/MIB Index	06/15/12	6,929,705	(292,114)
48	10 Year U.S. Treasury Note	06/20/12	6,215,250	(57,850)
84	5 Year U.S. Treasury Note	06/29/12	10,293,281	(858)

	Short Futures Outstanding
(99)	IBEX 35 Index	04/20/12	(10,460,576)	378,595
(757)	OMXS30 Index	04/20/12	(12,211,800)	202,150
(86)	Hang Seng Index	04/27/12	(11,351,417)	259,683
(201)	E-mini Russell 2000	06/15/12	(16,636,770)	(291,407)
(83)	10 Year Canadian Government Bond	06/20/12	(10,919,936)	145,604
(129)	SFE SPI 200 Index	06/21/12	(14,514,977)	(286,235)
(61)	Long Gilt	06/27/12	(11,172,683)	66,545

				$2,932,643

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Funds are registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,750,435
Aggregate gross unrealized depreciation	(1,222,517)

Net unrealized appreciation/depreciation	$157,527,918

Federal income tax cost of investments	$1,388,082,158

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,533,457,664	$12,152,412	$—	$1,545,610,076
Appreciation in Other Financial Instruments
Futures Contracts	$3,902,788	$—	$—	$3,902,788

Depreciation in Other Financial Instruments
Futures Contracts	$(970,145)	$—	$—	$(970,145)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.1% (b)
	Alternative Assets — 4.8%
1,392,422	JPMorgan International Realty Fund, Class R5 Shares	12,239,393
2,237,362	JPMorgan Realty Income Fund, Class R5 Shares	25,058,460

	Total Alternative Assets	37,297,853

	Fixed Income — 30.8%
10,534,253	JPMorgan Core Bond Fund, Class R6 Shares	124,830,898
4,112,716	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	34,834,703
10,182,374	JPMorgan High Yield Fund, Class R6 Shares	80,338,933

	Total Fixed Income	240,004,534

	International Equity — 23.8%
2,402,796	JPMorgan Emerging Economies Fund, Class R5 Shares	32,846,215
1,741,150	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	40,255,392
3,259,029	JPMorgan International Equity Fund, Class R6 Shares	44,485,749
3,532,659	JPMorgan International Opportunities Fund, Class R6 Shares	44,935,428
1,379,390	JPMorgan Intrepid International Fund, Institutional Class Shares	22,470,270

	Total International Equity	184,993,054

	Money Market — 2.6%
20,396,759	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (l) (m)	20,396,759

	U.S. Equity — 37.1%
4,742,542	JPMorgan Disciplined Equity Fund, Class R6 Shares	85,555,465
2,966,068	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	31,054,733
1,626,586	JPMorgan Intrepid America Fund, Class R5 Shares	41,835,794
437,391	JPMorgan Small Cap Equity Fund, Class R5 Shares	17,758,081
797,370	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	10,182,412
577,688	JPMorgan Small Cap Value Fund, Class R6 Shares	11,715,521
5,387,469	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	61,040,023
1,475,299	JPMorgan Value Advantage Fund, Institutional Class Shares	29,860,058

	Total U.S. Equity	289,002,087

	Total Investment Companies (Cost $706,971,948)	771,694,287

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 1.2%
9,235,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (m) (Cost $9,443,278)	9,438,816

	Total Investments — 100.3% (Cost $716,415,226)	781,133,103
	Liabilities in Excess of Other Assets — (0.3)%	(2,695,362)

	NET ASSETS — 100.0%	$778,437,741

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
170	TOPIX Index	06/07/12	$17,601,788	$800,660
6	10 Year Japanese Government Bond	06/11/12	10,294,310	(31,260)
41	S&P/Toronto 60 Index	06/14/12	5,793,313	33,957
644	E-mini S&P 500	06/15/12	45,183,040	1,367,636
49	FTSE/MIB Index	06/15/12	5,144,781	(216,860)
44	10 Year U.S. Treasury Note	06/20/12	5,697,312	(30,473)

	Short Futures Outstanding
(73)	IBEX 35 Index	04/20/12	(7,713,354)	279,167
(503)	OMXS30 Index	04/20/12	(8,114,313)	134,313
(58)	Hang Seng Index	04/27/12	(7,655,607)	175,135
(59)	Dow Jones Euro STOXX 50 Index	06/15/12	(1,895,601)	47,738
(141)	E-mini Russell 2000	06/15/12	(11,670,570)	(373,255)
(62)	10 Year Canadian Government Bond	06/20/12	(8,157,061)	108,745
(95)	SFE SPI 200 Index	06/21/12	(10,689,324)	(210,794)
(45)	Long Gilt	06/27/12	(8,242,143)	49,100
(1)	5 Year U.S. Treasury Note	06/29/12	(122,539)	459

				$2,134,268

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Funds are registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,206,933
Aggregate gross unrealized depreciation	(489,056)

Net unrealized appreciation/depreciation	$64,717,877

Federal income tax cost of investments	$716,415,226

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$771,694,287	$9,438,816	$—	$781,133,103
Appreciation in Other Financial Instruments
Futures Contracts	$2,996,910	$—	$—	$2,996,910

Depreciation in Other Financial Instruments
Futures Contracts	$(862,642)	$—	$—	$(862,642)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.7% (b)
	Alternative Assets — 5.3%
2,747,737	JPMorgan International Realty Fund, Class R5 Shares	24,152,611
4,150,710	JPMorgan Realty Income Fund, Class R5 Shares	46,487,950

	Total Alternative Assets	70,640,561

	Fixed Income — 22.7%
8,584,799	JPMorgan Core Bond Fund, Class R6 Shares	101,729,868
7,198,765	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	60,973,538
17,812,271	JPMorgan High Yield Fund, Class R6 Shares	140,538,817

	Total Fixed Income	303,242,223

	International Equity — 26.7%
4,681,127	JPMorgan Emerging Economies Fund, Class R5 Shares	63,991,012
3,343,694	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	77,306,213
6,256,050	JPMorgan International Equity Fund, Class R6 Shares	85,395,088
6,719,454	JPMorgan International Opportunities Fund, Class R6 Shares (m)	85,471,457
2,712,923	JPMorgan Intrepid International Fund, Institutional Class Shares	44,193,515

	Total International Equity	356,357,285

	Money Market — 2.8%
37,920,882	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (l) (m)	37,920,882

	U.S. Equity — 41.2%
9,185,221	JPMorgan Disciplined Equity Fund, Class R6 Shares	165,701,392
5,696,611	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	59,643,520
3,063,908	JPMorgan Intrepid America Fund, Class R5 Shares	78,803,708
839,167	JPMorgan Small Cap Equity Fund, Class R5 Shares	34,070,196
1,756,638	JPMorgan Small Cap Growth Fund, Class R6 Shares (a) (m)	22,432,265
989,432	JPMorgan Small Cap Value Fund, Class R6 Shares	20,065,691
9,886,618	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	112,015,385
2,859,170	JPMorgan Value Advantage Fund, Institutional Class Shares	57,869,600

	Total U.S. Equity	550,601,757

	Total Investment Companies (Cost $1,167,221,721)	1,318,762,708

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.6%
20,750,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (m) (Cost $21,217,944)	21,207,953

	Total Investments — 100.3% (Cost $1,188,439,665)	1,339,970,661
	Liabilities in Excess of Other Assets — (0.3)%	(4,193,488)

	NET ASSETS — 100.0%	$1,335,777,173

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
373	TOPIX Index	06/07/12	$38,620,394	$1,751,428
14	10 Year Japanese Government Bond	06/11/12	24,020,056	(72,941)
92	S&P/Toronto 60 Index	06/14/12	12,999,629	76,189
1,424	E-mini S&P 500	06/15/12	99,907,840	3,028,705
113	FTSE/MIB Index	06/15/12	11,864,495	(500,105)
96	10 Year U.S. Treasury Note	06/20/12	12,430,500	(58,707)

	Short Futures Outstanding
(169)	IBEX 35 Index	04/20/12	(17,856,942)	646,269
(1,120)	OMXS30 Index	04/20/12	(18,067,656)	299,085
(137)	Hang Seng Index	04/27/12	(18,083,072)	413,677
(54)	Dow Jones Euro STOXX 50 Index	06/15/12	(1,734,957)	43,692
(373)	E-mini Russell 2000	06/15/12	(30,873,210)	(907,271)
(142)	10 Year Canadian Government Bond	06/20/12	(18,682,300)	249,074
(222)	SFE SPI 200 Index	06/21/12	(24,979,263)	(492,591)
(104)	Long Gilt	06/27/12	(19,048,509)	113,498
(9)	5 Year U.S. Treasury Note	06/29/12	(1,102,852)	7,502

				$4,597,504

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Funds are registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$155,038,785
Aggregate gross unrealized depreciation	(3,507,789)

Net unrealized appreciation/depreciation	$151,530,996

Federal income tax cost of investments	$1,188,439,665

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,318,762,708	$21,207,953	$—	$1,339,970,661
Appreciation in Other Financial Instruments
Futures Contracts	$6,629,119	$—	$—	$6,629,119

Depreciation in Other Financial Instruments
Futures Contracts	$(2,031,615)	$—	$—	$(2,031,615)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.9% (b)
	Alternative Assets — 5.8%
1,087,035	JPMorgan International Realty Fund, Class R5 Shares	9,555,041
1,761,998	JPMorgan Realty Income Fund, Class R5 Shares	19,734,381

	Total Alternative Assets	29,289,422

	Fixed Income — 16.7%
1,128,486	JPMorgan Core Bond Fund, Class R6 Shares	13,372,561
2,377,674	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	20,138,902
6,419,956	JPMorgan High Yield Fund, Class R6 Shares	50,653,454

	Total Fixed Income	84,164,917

	International Equity — 29.3%
1,981,086	JPMorgan Emerging Economies Fund, Class R5 Shares	27,081,445
1,305,156	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	30,175,212
2,608,144	JPMorgan International Equity Fund, Class R6 Shares	35,601,166
2,803,905	JPMorgan International Opportunities Fund, Class R6 Shares (m)	35,665,675
1,154,426	JPMorgan Intrepid International Fund, Institutional Class Shares	18,805,597

	Total International Equity	147,329,095

	Money Market — 2.8%
14,260,822	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (l) (m)	14,260,822

	U.S. Equity — 44.3%
3,233,922	JPMorgan Disciplined Equity Fund, Class R6 Shares	58,339,951
2,362,642	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	24,736,866
1,356,921	JPMorgan Intrepid America Fund, Class R5 Shares	34,900,021
370,009	JPMorgan Small Cap Equity Fund, Class R5 Shares	15,022,358
652,208	JPMorgan Small Cap Growth Fund, Class R6 Shares (a) (m)	8,328,699
403,211	JPMorgan Small Cap Value Fund, Class R6 Shares	8,177,116
4,399,623	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	49,847,730
1,185,196	JPMorgan Value Advantage Fund, Institutional Class Shares	23,988,366

	Total U.S. Equity	223,341,107

	Total Investment Companies (Cost $452,235,974)	498,385,363

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.7%
8,190,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (m) (Cost $8,374,830)	8,370,753

	Total Investments — 100.6% (Cost $460,610,804)	506,756,116
	Liabilities in Excess of Other Assets — (0.6)%	(3,116,616)

	NET ASSETS — 100.0%	$503,639,500

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
142	TOPIX Index	06/07/12	$14,702,670	$669,785
5	10 Year Japanese Government Bond	06/11/12	8,578,591	(26,050)
32	S&P/Toronto 60 Index	06/14/12	4,521,610	26,498
646	E-mini S&P 500	06/15/12	45,323,360	1,373,986
42	FTSE/MIB Index	06/15/12	4,409,812	(185,852)
25	10 Year U.S. Treasury Note	06/20/12	3,237,110	(30,130)

	Short Futures Outstanding
(63)	IBEX 35 Index	04/20/12	(6,656,730)	240,969
(439)	OMXS30 Index	04/20/12	(7,081,876)	117,228
(50)	Hang Seng Index	04/27/12	(6,599,661)	150,978
(15)	Dow Jones Euro STOXX 50 Index	06/15/12	(481,933)	12,137
(144)	E-mini Russell 2000	06/15/12	(11,918,880)	(349,372)
(53)	10 Year Canadian Government Bond	06/20/12	(6,972,971)	92,969
(81)	SFE SPI 200 Index	06/21/12	(9,114,055)	(179,729)
(39)	Long Gilt	06/27/12	(7,143,191)	42,564
(47)	5 Year U.S. Treasury Note	06/29/12	(5,759,336)	21,551

				$1,977,532

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Funds are registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,799,480
Aggregate gross unrealized depreciation	(654,168)

Net unrealized appreciation/depreciation	$46,145,312

Federal income tax cost of investments	$460,610,804

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$498,385,363	$8,370,753	$—	$506,756,116
Appreciation in Other Financial Instruments
Futures Contracts	$2,748,665	$—	$—	$2,748,665

Depreciation in Other Financial Instruments
Futures Contracts	$(771,133)	$—	$—	$(771,133)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 97.7% (b)
	Alternative Assets — 5.9%
1,992,915	JPMorgan International Realty Fund, Class
	R5 Shares	17,517,724
3,436,451	JPMorgan Realty Income Fund, Class R5 Shares	38,488,249

	Total Alternative Assets	56,005,973

	Fixed Income — 15.2%
1,255,565	JPMorgan Core Bond Fund, Class R6 Shares	14,878,445
4,381,625	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	37,112,364
11,848,549	JPMorgan High Yield Fund, Class R6 Shares	93,485,055

	Total Fixed Income	145,475,864

	International Equity — 29.5%
3,556,104	JPMorgan Emerging Economies Fund, Class R5 Shares	48,611,946
2,620,693	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	60,590,425
4,857,307	JPMorgan International Equity Fund, Class R6 Shares	66,302,247
5,395,410	JPMorgan International Opportunities Fund, Class R6 Shares (m)	68,629,617
2,333,418	JPMorgan Intrepid International Fund, Institutional Class Shares	38,011,387

	Total International Equity	282,145,622

	Money Market — 2.6%
25,147,776	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (l) (m)	25,147,776

	U.S. Equity — 44.5%
6,471,528	JPMorgan Disciplined Equity Fund, Class R6 Shares	116,746,362
4,289,867	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	44,914,908
2,544,177	JPMorgan Intrepid America Fund, Class R5 Shares	65,436,245
702,543	JPMorgan Small Cap Equity Fund, Class R5 Shares	28,523,251
1,257,521	JPMorgan Small Cap Growth Fund, Class R6 Shares (a) (m)	16,058,544
794,273	JPMorgan Small Cap Value Fund, Class R6 Shares	16,107,856
8,210,874	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	93,029,200
2,209,759	JPMorgan Value Advantage Fund, Institutional Class Shares	44,725,517

	Total U.S. Equity	425,541,883

	Total Investment Companies (Cost $823,279,333)	934,317,118

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.7%
15,885,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (m) (Cost $16,243,728)	16,235,582

	Total Investments — 99.4% (Cost $839,523,061)	950,552,700
	Other Assets in Excess of Liabilities — 0.6%	5,378,753

	NET ASSETS — 100.0%	$955,931,453

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
266	TOPIX Index	06/07/12	$27,541,621	$1,237,040
10	10 Year Japanese Government Bond	06/11/12	17,157,183	(52,101)
61	S&P/Toronto 60 Index	06/14/12	8,619,319	50,520
1,244	E-mini S&P 500	06/15/12	87,279,040	2,645,883
81	FTSE/MIB Index	06/15/12	8,504,638	(358,531)
51	10 Year U.S. Treasury Note	06/20/12	6,603,703	(21,091)
	Short Futures Outstanding
(120)	IBEX 35 Index	04/20/12	(12,679,486)	458,939
(793)	OMXS30 Index	04/20/12	(12,792,546)	211,762
(96)	Hang Seng Index	04/27/12	(12,671,350)	289,878
(22)	Dow Jones Euro STOXX 50 Index	06/15/12	(706,834)	17,800
(251)	E-mini Russell 2000	06/15/12	(20,775,270)	(664,447)
(101)	10 Year Canadian Government Bond	06/20/12	(13,288,115)	177,208
(156)	SFE SPI 200 Index	06/21/12	(17,552,995)	(346,145)
(74)	Long Gilt	06/27/12	(13,553,747)	80,739
(115)	5 Year U.S. Treasury Note	06/29/12	(14,091,992)	55,857

				$3,783,311

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Funds are registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114,529,573
Aggregate gross unrealized depreciation	(3,499,934)

Net unrealized appreciation/depreciation	$111,029,639

Federal income tax cost of investments	$839,523,061

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$934,317,118	$16,235,582	$—	$950,552,700
Appreciation in Other Financial Instruments
Futures Contracts	$5,225,626	$—	$—	$5,225,626
Depreciation in Other Financial Instruments
Futures Contracts	$(1,442,315)	$—	$—	$(1,442,315)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.6% (b)
	Alternative Assets — 5.8%
493,786	JPMorgan International Realty Fund, Class R5 Shares	4,340,381
812,701	JPMorgan Realty Income Fund, Class R5 Shares	9,102,255

	Total Alternative Assets	13,442,636

	Fixed Income — 15.3%
272,496	JPMorgan Core Bond Fund, Class R6 Shares	3,229,081
1,079,350	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	9,142,094
2,896,901	JPMorgan High Yield Fund, Class R6 Shares	22,856,551

	Total Fixed Income	35,227,726

	International Equity — 29.6%
881,557	JPMorgan Emerging Economies Fund, Class R5 Shares	12,050,879
621,191	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	14,361,931
1,193,456	JPMorgan International Equity Fund, Class R6 Shares	16,290,677
1,282,667	JPMorgan International Opportunities Fund, Class R6 Shares	16,315,524
557,810	JPMorgan Intrepid International Fund, Institutional Class Shares	9,086,723

	Total International Equity	68,105,734

	Money Market — 2.8%
6,371,816	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (l) (m)	6,371,816

	U.S. Equity — 45.1%
1,508,021	JPMorgan Disciplined Equity Fund, Class R6 Shares	27,204,691
1,116,870	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	11,693,628
622,463	JPMorgan Intrepid America Fund, Class R5 Shares	16,009,748
172,953	JPMorgan Small Cap Equity Fund, Class R5 Shares	7,021,906
323,561	JPMorgan Small Cap Growth Fund, Class R6 Shares (a) (m)	4,131,870
200,046	JPMorgan Small Cap Value Fund, Class R6 Shares	4,056,930
1,999,377	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	22,652,940
538,452	JPMorgan Value Advantage Fund, Institutional Class Shares	10,898,265

	Total U.S. Equity	103,669,978

	Total Investment Companies (Cost $207,548,852)	226,817,890

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.7%
3,755,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (Cost $3,839,693)	3,837,873

	Total Investments — 100.3% (Cost $211,388,545)	230,655,763
	Liabilities in Excess of Other Assets — (0.3)%	(733,604)

	NET ASSETS — 100.0%	$229,922,159

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
64	TOPIX Index	06/07/12	$6,626,556	$302,737
2	10 Year Japanese Government Bond	06/11/12	3,431,436	(10,420)
14	S&P/Toronto 60 Index	06/14/12	1,978,204	11,593
307	E-mini S&P 500	06/15/12	21,539,120	621,355
19	FTSE/MIB Index	06/15/12	1,994,915	(84,025)
10	10 Year U.S. Treasury Note	06/20/12	1,294,844	(12,055)

	Short Futures Outstanding
(28)	IBEX 35 Index	04/20/12	(2,958,547)	107,070
(195)	OMXS30 Index	04/20/12	(3,145,708)	52,072
(23)	Hang Seng Index	04/27/12	(3,035,844)	69,447
(1)	Dow Jones Euro STOXX 50 Index	06/15/12	(32,129)	809
(72)	E-mini Russell 2000	06/15/12	(5,959,440)	(170,958)
(24)	10 Year Canadian Government Bond	06/20/12	(3,157,572)	42,094
(37)	SFE SPI 200 Index	06/21/12	(4,163,210)	(82,099)
(17)	Long Gilt	06/27/12	(3,113,699)	18,535
(20)	5 Year U.S. Treasury Note	06/29/12	(2,450,781)	9,171

				$875,326

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Funds are registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,342,336
Aggregate gross unrealized depreciation	(75,118)

Net unrealized appreciation/depreciation	$19,267,218

Federal income tax cost of investments	$211,388,545

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$226,817,890	$3,837,873	$—	$230,655,763
Appreciation in Other Financial Instruments
Futures Contracts	$1,234,883	$—	$—	$1,234,883

Depreciation in Other Financial Instruments
Futures Contracts	$(359,557)	$—	$—	$(359,557)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.9% (b)
	Alternative Assets — 6.0%
486,812	JPMorgan International Realty Fund, Class R5 Shares	4,279,074
780,561	JPMorgan Realty Income Fund, Class R5 Shares	8,742,281

	Total Alternative Assets	13,021,355

	Fixed Income — 15.4%
286,035	JPMorgan Core Bond Fund, Class R6 Shares	3,389,517
1,023,157	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	8,666,138
2,744,910	JPMorgan High Yield Fund, Class R6 Shares	21,657,342

	Total Fixed Income	33,712,997

	International Equity — 29.5%
834,650	JPMorgan Emerging Economies Fund, Class R5 Shares	11,409,672
588,762	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	13,612,186
1,123,439	JPMorgan International Equity Fund, Class R6 Shares	15,334,944
1,208,171	JPMorgan International Opportunities Fund, Class R6 Shares	15,367,935
524,990	JPMorgan Intrepid International Fund, Institutional Class Shares	8,552,087

	Total International Equity	64,276,824

	Money Market — 3.2%
6,983,208	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (l) (m)	6,983,208

	U.S. Equity — 44.8%
1,427,256	JPMorgan Disciplined Equity Fund, Class R6 Shares	25,747,704
1,043,999	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	10,930,669
581,681	JPMorgan Intrepid America Fund, Class R5 Shares	14,960,840
181,964	JPMorgan Small Cap Equity Fund, Class R5 Shares	7,387,742
298,447	JPMorgan Small Cap Growth Fund, Class R6 Shares (a) (m)	3,811,163
144,848	JPMorgan Small Cap Value Fund, Class R6 Shares	2,937,515
1,883,678	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	21,342,069
526,812	JPMorgan Value Advantage Fund, Institutional Class Shares	10,662,669

	Total U.S. Equity	97,780,371

	Total Investment Companies (Cost $197,783,058)	215,774,755

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.7%
3,555,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (Cost $3,635,195)	3,633,459

	Total Investments — 100.6% (Cost $201,418,253)	219,408,214
	Liabilities in Excess of Other Assets — (0.6)%	(1,377,875)

	NET ASSETS — 100.0%	$218,030,339

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
62	TOPIX Index	06/07/12	$6,419,476	$296,351
2	10 Year Japanese Government Bond	06/11/12	3,431,436	(10,420)
13	S&P/Toronto 60 Index	06/14/12	1,836,904	10,767
4	Dow Jones Euro STOXX 50 Index	06/15/12	128,515	206
287	E-mini S&P 500	06/15/12	20,135,920	594,314
18	FTSE/MIB Index	06/15/12	1,889,920	(79,753)
8	10 Year U.S. Treasury Note	06/20/12	1,035,875	(9,644)

	Short Futures Outstanding
(27)	IBEX 35 Index	04/20/12	(2,852,884)	103,304
(178)	OMXS30 Index	04/20/12	(2,871,467)	47,536
(22)	Hang Seng Index	04/27/12	(2,903,851)	66,430
(65)	E-mini Russell 2000	06/15/12	(5,380,050)	(159,793)
(22)	10 Year Canadian Government Bond	06/20/12	(2,894,441)	38,591
(35)	SFE SPI 200 Index	06/21/12	(3,938,172)	(77,661)
(16)	Long Gilt	06/27/12	(2,930,540)	17,445
(24)	5 Year U.S. Treasury Note	06/29/12	(2,940,937)	13,075

				$850,748

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Funds are registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,185,180

Aggregate gross unrealized depreciation	(195,219)
Net unrealized appreciation/depreciation	$17,989,961

Federal income tax cost of investments	$201,418,253

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$215,774,755	$3,633,459	$—	$219,408,214
Appreciation in Other Financial Instruments
Futures Contracts	$1,188,019	$—	$—	$1,188,019
Depreciation in Other Financial Instruments
Futures Contracts	$(337,271)	$—	$—	$(337,271)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.9% (b)
	Alternative Assets — 5.9%
2,392	JPMorgan International Realty Fund, Class R5 Shares	21,029
3,897	JPMorgan Realty Income Fund, Class R5 Shares	43,651

	Total Alternative Assets	64,680

	Fixed Income — 12.5%
1,475	JPMorgan Core Bond Fund, Class R6 Shares	17,476
5,155	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	43,661
9,509	JPMorgan High Yield Fund, Class R6 Shares	75,028

	Total Fixed Income	136,165

	International Equity — 28.6%
4,381	JPMorgan Emerging Economies Fund, Class R5 Shares	59,881
3,085	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	71,332
5,216	JPMorgan International Equity Fund, Class R6 Shares	71,201
5,459	JPMorgan International Opportunities Fund, Class R6 Shares	69,445
2,421	JPMorgan Intrepid International Fund, Institutional Class Shares	39,442

	Total International Equity	311,301

	Money Market — 0.3%
3,728	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (l) (m)	3,728

	U.S. Equity — 52.6%
10,827	JPMorgan Disciplined Equity Fund, Class R6 Shares	195,323
5,297	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	55,456
3,747	JPMorgan Intrepid America Fund, Class R5 Shares	96,370
709	JPMorgan Small Cap Equity Fund, Class R5 Shares	28,788
840	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	10,722
521	JPMorgan Small Cap Value Fund, Class R6 Shares	10,558
10,815	JPMorgan U.S. Equity Fund, Class R6 Shares	122,532
2,650	JPMorgan Value Advantage Fund, Institutional Class Shares	53,630

	Total U.S. Equity	573,379

	Total Investment Companies (Cost $1,031,571)	1,089,253

	Total Investments — 99.9% (Cost $1,031,571)	1,089,253
	Other Assets in Excess of Liabilities — 0.1%	928

	NET ASSETS — 100.0%	$1,090,181

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,798
Aggregate gross unrealized depreciation	(116)

Net unrealized appreciation/depreciation	$57,682

Federal income tax cost of investments	$1,031,571

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,089,253	$—	$—	$1,089,253

(a)	Portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.6% (b)
	Alternative Assets — 3.8%
364,993	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares	6,580,821
550,442	JPMorgan International Realty Fund, Class R5 Shares	4,838,387
530,824	JPMorgan Realty Income Fund, Class R5 Shares	5,945,230

	Total Alternative Assets	17,364,438

	Fixed Income — 54.8%
10,573,242	JPMorgan Core Bond Fund, Class R6 Shares	125,292,920
2,877,294	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	24,370,677
6,778,578	JPMorgan High Yield Fund, Class R6 Shares	53,482,984
2,798,993	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	29,921,239
1,396,107	JPMorgan Real Return Fund, Institutional Class Shares	14,756,846

	Total Fixed Income	247,824,666

	International Equity — 11.2%
434,575	JPMorgan Emerging Economies Fund, Class R5 Shares	5,940,641
279,199	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	6,455,091
698,970	JPMorgan Global Natural Resources Fund, Class R5 Shares	9,058,647
831,138	JPMorgan International Equity Fund, Class R6 Shares	11,345,032
910,420	JPMorgan International Opportunities Fund, Class R6 Shares	11,580,548
371,028	JPMorgan Intrepid International Fund, Institutional Class Shares	6,044,046

	Total International Equity	50,424,005

	Money Market — 9.5%
42,791,893	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (l) (m)	42,791,893

	U.S. Equity — 19.3%
2,124,247	JPMorgan Disciplined Equity Fund, Class R6 Shares	38,321,411
567,068	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	5,937,201
328,961	JPMorgan Intrepid America Fund, Class R5 Shares	8,460,888
152,300	JPMorgan Small Cap Equity Fund, Class R5 Shares	6,183,376
249,015	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	3,179,920
189,656	JPMorgan Small Cap Value Fund, Class R6 Shares	3,846,223
1,364,091	JPMorgan U.S. Equity Fund, Class R6 Shares	15,455,155
285,499	JPMorgan Value Advantage Fund, Institutional Class Shares	5,778,500

	Total U.S. Equity	87,162,674

	Total Investment Companies (Cost $409,024,735)	445,567,676

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
3,750,000	U.S. Treasury Note, 2.875%, 01/31/13 (k) (Cost $3,834,681)	3,832,762

	Total Investments — 99.5% (Cost $412,859,416)	449,400,438
	Other Assets in Excess of Liabilities — 0.5%	2,468,728

	NET ASSETS — 100.0%	$451,869,166

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
68	TOPIX Index	06/07/12	$7,040,715	$322,029
2	10 Year Japanese Government Bond	06/11/12	3,431,436	(10,420)
14	S&P/Toronto 60 Index	06/14/12	1,978,204	11,593
68	Dow Jones Euro STOXX 50 Index	06/15/12	2,184,761	(48,703)
183	E-mini S&P 500	06/15/12	12,839,280	367,992
20	FTSE/MIB Index	06/15/12	2,099,911	(88,492)
31	5 Year U.S. Treasury Note	06/29/12	3,798,711	(317)
	Short Futures Outstanding
(29)	IBEX 35 Index	04/20/12	(3,064,209)	110,901
(223)	OMXS30 Index	04/20/12	(3,597,399)	59,548
(26)	Hang Seng Index	04/27/12	(3,431,824)	78,509
(96)	E-mini Russell 2000	06/15/12	(7,945,920)	(225,316)
(24)	10 Year Canadian Government Bond	06/20/12	(3,157,572)	42,095
(10)	10 Year U.S. Treasury Note	06/20/12	(1,294,844)	12,007
(40)	SFE SPI 200 Index	06/21/12	(4,500,768)	(88,755)
(18)	Long Gilt	06/27/12	(3,296,857)	19,624

				$562,295

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Funds are registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,508,525
Aggregate gross unrealized depreciation	(1,967,503)

Net unrealized appreciation/depreciation	$36,541,022

Federal income tax cost of investments	$412,859,416

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$445,567,676	$3,832,762	$—	$449,400,438
Appreciation in Other Financial Instruments
Futures Contracts	$1,024,298	$—	$—	$1,024,298
Depreciation in Other Financial Instruments
Futures Contracts	$(462,003)	$—	$—	$(462,003)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — 116.7% (j)
Common Stocks — 114.1%
		Consumer Discretionary — 16.3%
		Automobiles — 2.4%
294		Ford Motor Co.	3,666

		Hotels, Restaurants & Leisure — 2.6%
88		Wyndham Worldwide Corp.	4,083

		Internet & Catalog Retail — 2.0%
93		Expedia, Inc.	3,100

		Media — 3.3%
55		CBS Corp. (Non-Voting), Class B	1,873
34		Comcast Corp., Class A	1,009
33		Time Warner, Inc.	1,257
22		Walt Disney Co. (The)	972

			5,111

		Multiline Retail — 2.8%
110		Macy’s, Inc.	4,382

		Specialty Retail — 3.2%
9		Advance Auto Parts, Inc. (m)	788
84		Home Depot, Inc. (The)	4,201

			4,989

		Total Consumer Discretionary	25,331

		Consumer Staples — 12.1%
		Beverages — 3.5%
35		Coca-Cola Co. (The)	2,627
53		Constellation Brands, Inc., Class A (a)	1,255
24		PepsiCo, Inc.	1,619

			5,501

		Food & Staples Retailing — 3.3%
86		CVS Caremark Corp.	3,844
21		Wal-Mart Stores, Inc.	1,310

			5,154

		Food Products — 1.8%
11		Archer-Daniels-Midland Co.	336
49		Campbell Soup Co.	1,662
–	(h)	General Mills, Inc.	16
21		Kraft Foods, Inc., Class A	813

			2,827

		Household Products — 1.9%
45		Procter & Gamble Co. (The)	3,014

		Tobacco — 1.6%
27		Philip Morris International, Inc.	2,392

		Total Consumer Staples	18,888

		Energy — 13.6%
		Energy Equipment & Services — 1.4%
14		National Oilwell Varco, Inc.	1,112
16		Schlumberger Ltd.	1,140

			2,252

		Oil, Gas & Consumable Fuels — 12.2%
45		Chevron Corp.	4,866
26		ConocoPhillips	1,961
15		Devon Energy Corp.	1,081
86		Exxon Mobil Corp.	7,428
32		Marathon Oil Corp.	998
22		Marathon Petroleum Corp.	950
18		Occidental Petroleum Corp.	1,686

			18,970

		Total Energy	21,222

		Financials — 16.0%
		Capital Markets — 5.1%
57		Ameriprise Financial, Inc. (m)	3,262
37		Goldman Sachs Group, Inc. (The)	4,627

			7,889

		Commercial Banks — 5.8%
58		BB&T Corp.	1,833
212		Wells Fargo & Co.	7,248

			9,081

		Consumer Finance — 2.0%
199		SLM Corp.	3,128

		Diversified Financial Services — 1.3%
57		Citigroup, Inc.	2,069

		Insurance — 1.3%
31		Prudential Financial, Inc.	1,934

		Real Estate Management & Development — 0.5%
42		CBRE Group, Inc., Class A (a)	838

		Total Financials	24,939

		Health Care — 11.0%
		Biotechnology — 2.5%
44		Amgen, Inc.	2,985
19		Gilead Sciences, Inc. (a)	925

			3,910

		Health Care Equipment & Supplies — 1.1%
41		St. Jude Medical, Inc.	1,795

		Health Care Providers & Services — 2.1%
56		UnitedHealth Group, Inc.	3,285

		Pharmaceuticals — 5.3%
37		Merck & Co., Inc.	1,428

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Pharmaceuticals — Continued
299	Pfizer, Inc.	6,786

		8,214

	Total Health Care	17,204

	Industrials — 9.2%
	Aerospace & Defense — 2.6%
114	Textron, Inc.	3,178
11	United Technologies Corp.	921

		4,099

	Construction & Engineering — 1.5%
64	KBR, Inc.	2,272

	Industrial Conglomerates — 2.9%
130	General Electric Co.	2,611
35	Tyco International Ltd., (Switzerland)	1,966

		4,577

	Machinery — 2.2%
8	Caterpillar, Inc.	842
61	Ingersoll-Rand plc, (Ireland)	2,514

		3,356

	Total Industrials	14,304

	Information Technology — 23.5%
	Communications Equipment — 4.1%
298	Cisco Systems, Inc.	6,296

	Computers & Peripherals — 6.8%
17	Apple, Inc. (a)	9,894
25	EMC Corp. (a)	756

		10,650

	Electronic Equipment, Instruments & Components — 2.0%
85	Avnet, Inc. (a)	3,090

	IT Services — 3.9%
29	International Business Machines Corp.	6,113

	Semiconductors & Semiconductor Equipment — 3.3%
86	Broadcom Corp., Class A (a)	3,391
62	Intel Corp.	1,743

		5,134

	Software — 3.4%
141	Microsoft Corp.	4,557
26	Oracle Corp.	770

		5,327

	Total Information Technology	36,610

	Materials — 5.2%
	Chemicals — 3.3%
36	LyondellBasell Industries N.V., (Netherlands), Class A	1,580
46	Monsanto Co.	3,653

		5,233

	Metals & Mining — 0.8%
32	Freeport-McMoRan Copper & Gold, Inc.	1,209

	Paper & Forest Products — 1.1%
49	International Paper Co.	1,702

	Total Materials	8,144

	Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 2.3%
73	AT&T, Inc. (m)	2,277
35	Verizon Communications, Inc.	1,324

	Total Telecommunication Services	3,601

	Utilities — 4.9%
	Electric Utilities — 2.8%
10	American Electric Power Co., Inc. (m)	376
26	Duke Energy Corp.	546
7	Edison International	280
4	Entergy Corp.	250
17	Exelon Corp.	656
6	FirstEnergy Corp.	283
8	NextEra Energy, Inc.	510
3	Northeast Utilities	127
9	PPL Corp.	262
6	Progress Energy, Inc.	304
17	Southern Co. (The)	747

		4,341

	Gas Utilities — 0.1%
2	ONEOK, Inc.	175

	Independent Power Producers & Energy Traders — 0.1%
14	AES Corp. (The) (a) (m)	178
5	NRG Energy, Inc. (a)	84

		262

	Multi-Utilities — 1.9%
5	Ameren Corp. (m)	158
8	CenterPoint Energy, Inc.	163
6	Consolidated Edison, Inc.	338
12	Dominion Resources, Inc.	594
3	DTE Energy Co.	180
6	NiSource, Inc.	140
7	PG&E Corp.	324
10	Public Service Enterprise Group, Inc.	320
5	Sempra Energy	302
5	Wisconsin Energy Corp.	167

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Multi-Utilities — Continued
9	Xcel Energy, Inc.	244

		2,930

	Total Utilities	7,708

	Total Common Stocks (Cost $150,961)	177,951

Short-Term Investment — 2.6%
	Investment Company — 2.6%
4,027	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $4,027)	4,027

	Total Investments — 116.7% (Cost $154,988)	181,978
	Liabilities in Excess of Other Assets — (16.7)%	(26,075)

	NET ASSETS — 100.0%	$155,903

Short Positions — 16.2%
Common Stocks — 4.0%
	Financials — 1.5%
	Capital Markets — 0.5%
17	Northern Trust Corp.	807

	Real Estate Investment Trusts (REITs) — 0.5%
47	Host Hotels & Resorts, Inc.	773

	Thrifts & Mortgage Finance — 0.5%
57	People’s United Financial, Inc.	756

	Total Financials	2,336

	Industrials — 2.0%
	Aerospace & Defense — 0.5%
5	Precision Castparts Corp.	778

	Construction & Engineering — 0.5%
17	Jacobs Engineering Group, Inc. (a)	750

	Machinery — 1.0%
7	Flowserve Corp.	774
17	PACCAR, Inc.	777

		1,551

	Total Industrials	3,079

	Information Technology — 0.5%
	Internet Software & Services — 0.5%
23	eBay, Inc. (a)	841

	Total Common Stocks (Cost $6,103)	6,256

Investment Companies — 12.2%
78	Consumer Discretionary Select Sector SPDR Fund	3,495
136	Consumer Staples Select Sector SPDR Fund	4,642
21	Materials Select Sector SPDR Fund	773
15	SPDR S&P 500 ETF Trust	2,123
64	Technology Select Sector SPDR Fund	1,936
172	Utilities Select Sector SPDR Fund	6,039

	Total Investment Companies (Cost $18,411)	19,008

	Total Short Positions (Proceeds $24,514)	$25,264

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depository Receipts
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of March 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	27,430
Aggregate gross unrealized depreciation	(440)

Net unrealized appreciation/depreciation	$26,990

Federal income tax cost of investments	$154,988

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$181,978	$—	$—	$181,978
Total Liabilities (a)	$(25,264)	$—	$—	$(25,264)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.9%
Consumer Discretionary — 14.8%
	Auto Components — 1.3%
118	BorgWarner, Inc.	9,930
1,779	Johnson Controls, Inc.	57,777
74	Lear Corp.	3,436
107	TRW Automotive Holdings Corp. (a)	4,972

		76,115

	Automobiles — 1.0%
2,463	General Motors Co. (a)	63,184

	Hotels, Restaurants & Leisure — 1.4%
610	Carnival Corp.	19,571
117	Marriott International, Inc., Class A	4,417
97	McDonald’s Corp.	9,506
265	Starbucks Corp.	14,805
27	Wynn Resorts Ltd.	3,318
498	Yum! Brands, Inc.	35,423

		87,040

	Household Durables — 0.6%
594	D.R. Horton, Inc.	9,017
257	Lennar Corp., Class A	6,989
12	NVR, Inc. (c)	8,425
514	PulteGroup, Inc.	4,552
235	Ryland Group, Inc. (The)	4,526

		33,509

	Internet & Catalog Retail — 1.3%
285	Amazon.com, Inc. (a)	57,642
245	Expedia, Inc.	8,208
9	NetFlix, Inc. (a) (c)	981
15	priceline.com, Inc. (a)	10,999

		77,830

	Media — 4.7%
1,330	CBS Corp. (Non-Voting), Class B	45,092
2,661	Comcast Corp., Class A	79,859
283	DIRECTV, Class A	13,951
211	DISH Network Corp., Class A (a)	6,942
518	News Corp., Class A	10,197
3,325	Time Warner, Inc.	125,502
83	Time Warner Cable, Inc.	6,772

		288,315

	Multiline Retail — 0.5%
78	Dollar Tree, Inc. (a)	7,330
122	Kohl’s Corp.	6,080
39	Macy’s, Inc.	1,563
249	Target Corp.	14,507

		29,480

	Specialty Retail — 2.6%
82	AutoZone, Inc. (a)	30,522
154	Bed Bath & Beyond, Inc. (a)	10,115
54	Best Buy Co., Inc.	1,286
947	Home Depot, Inc. (The)	47,620
1,189	Lowe’s Cos., Inc.	37,312
100	O’Reilly Automotive, Inc. (a)	9,141
506	TJX Cos., Inc.	20,080

		156,076

	Textiles, Apparel & Luxury Goods — 1.4%
41	Fossil, Inc. (a)	5,467
115	Lululemon Athletica, Inc., (Canada) (a)	8,583
283	NIKE, Inc., Class B	30,666
74	Ralph Lauren Corp.	12,897
196	V.F. Corp.	28,577

		86,190

	Total Consumer Discretionary	897,739

Consumer Staples — 7.7%
	Beverages — 1.8%
1,197	Coca-Cola Co. (The)	88,590
282	Constellation Brands, Inc., Class A (a)	6,657
214	Monster Beverage Corp. (a)	13,312

		108,559

	Food & Staples Retailing — 0.8%
983	CVS Caremark Corp.	44,038
76	Wal-Mart Stores, Inc.	4,631

		48,669

	Food Products — 2.0%
182	Archer-Daniels-Midland Co.	5,764
740	Campbell Soup Co.	25,056
514	General Mills, Inc.	20,284
1,834	Kraft Foods, Inc., Class A	69,707

		120,811

	Household Products — 1.9%
178	Colgate-Palmolive Co.	17,428
1,458	Procter & Gamble Co. (The)	97,977

		115,405

	Personal Products — 0.2%
179	Estee Lauder Cos., Inc. (The), Class A	11,066

	Tobacco — 1.0%
22	Lorillard, Inc.	2,899

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Tobacco — Continued
697	Philip Morris International, Inc.	61,791

		64,690

	Total Consumer Staples	469,200

Energy — 11.4%
	Energy Equipment & Services — 2.3%
360	Baker Hughes, Inc.	15,094
87	Cameron International Corp. (a)	4,611
159	FMC Technologies, Inc. (a)	8,020
408	Halliburton Co.	13,526
92	National Oilwell Varco, Inc.	7,284
1,280	Schlumberger Ltd.	89,504

		138,039

	Oil, Gas & Consumable Fuels — 9.1%
387	Anadarko Petroleum Corp.	30,344
173	Apache Corp.	17,386
646	Chevron Corp.	69,301
89	Concho Resources, Inc. (a)	9,122
477	ConocoPhillips	36,227
292	Devon Energy Corp.	20,800
362	EOG Resources, Inc.	40,233
375	EQT Corp.	18,101
1,192	Exxon Mobil Corp.	103,362
129	Marathon Petroleum Corp.	5,614
981	Occidental Petroleum Corp.	93,450
379	Peabody Energy Corp.	10,965
162	Pioneer Natural Resources Co.	18,098
163	Range Resources Corp.	9,456
338	Southwestern Energy Co.	10,329
235	Valero Energy Corp.	6,045
43	Whiting Petroleum Corp. (a)	2,333
1,758	Williams Cos., Inc. (The)	54,178

		555,344

	Total Energy	693,383

Financials — 14.7%
	Capital Markets — 3.7%
422	Ameriprise Financial, Inc.	24,109
578	Goldman Sachs Group, Inc. (The)	71,905
1,185	Invesco Ltd.	31,603
1,738	Morgan Stanley	34,132
820	State Street Corp.	37,314
103	T. Rowe Price Group, Inc.	6,739
919	TD Ameritrade Holding Corp.	18,140

		223,942

	Commercial Banks — 2.9%
296	Huntington Bancshares, Inc.	1,912
665	SunTrust Banks, Inc.	16,075
38	SVB Financial Group (c)	2,466
387	U.S. Bancorp	12,266
4,186	Wells Fargo & Co.	142,903
147	Zions Bancorp	3,162

		178,784

	Consumer Finance — 0.9%
445	American Express Co.	25,727
526	Capital One Financial Corp.	29,300

		55,027

	Diversified Financial Services — 3.7%
5,875	Bank of America Corp.	56,223
2,119	Citigroup, Inc.	77,461
177	CME Group, Inc.	51,257
160	IntercontinentalExchange, Inc. (a)	21,947
110	NASDAQ OMX Group, Inc. (The) (a)	2,861
466	NYSE Euronext	13,972

		223,721

	Insurance — 3.2%
443	ACE Ltd., (Switzerland)	32,436
130	Aflac, Inc.	5,994
238	Allstate Corp. (The)	7,839
208	Axis Capital Holdings Ltd., (Bermuda)	6,885
125	Everest Re Group Ltd., (Bermuda)	11,539
1,794	MetLife, Inc.	66,991
24	PartnerRe Ltd., (Bermuda)	1,623
627	Prudential Financial, Inc.	39,752
89	RenaissanceRe Holdings Ltd., (Bermuda)	6,716
609	XL Group plc, (Ireland)	13,199

		192,974

	Real Estate Investment Trusts (REITs) — 0.3%
77	Boston Properties, Inc.	8,036
168	Vornado Realty Trust	14,176

		22,212

	Total Financials	896,660

Health Care — 12.7%
	Biotechnology — 2.3%
144	Alexion Pharmaceuticals, Inc. (a)	13,404
536	Biogen Idec, Inc. (a)	67,468
586	Celgene Corp. (a)	45,406
15	Regeneron Pharmaceuticals, Inc. (a)	1,761

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Biotechnology — Continued
350	Vertex Pharmaceuticals, Inc. (a)	14,335

		142,374

	Health Care Equipment & Supplies — 1.4%
75	Baxter International, Inc.	4,472
81	Becton, Dickinson & Co.	6,271
1,046	Covidien plc, (Ireland)	57,210
28	Intuitive Surgical, Inc. (a)	15,332

		83,285

	Health Care Providers & Services — 3.4%
534	Cardinal Health, Inc.	23,034
147	Cigna Corp.	7,262
65	Express Scripts, Inc. (a)	3,505
598	Humana, Inc.	55,258
314	McKesson Corp.	27,590
1,570	UnitedHealth Group, Inc.	92,527

		209,176

	Health Care Technology — 0.1%
117	Cerner Corp. (a)	8,889

	Life Sciences Tools & Services — 0.1%
62	Illumina, Inc. (a)	3,270

	Pharmaceuticals — 5.4%
184	Abbott Laboratories	11,269
377	Allergan, Inc.	35,990
350	Johnson & Johnson	23,089
3,836	Merck & Co., Inc.	147,314
840	Mylan, Inc.	19,700
52	Novo Nordisk A/S, (Denmark), ADR	7,224
3,580	Pfizer, Inc.	81,125

		325,711

	Total Health Care	772,705

Industrials — 10.1%
	Aerospace & Defense — 2.2%
524	Honeywell International, Inc.	32,002
39	Precision Castparts Corp.	6,696
1,179	United Technologies Corp.	97,776

		136,474

	Building Products — 0.3%
1,239	Masco Corp.	16,565

	Construction & Engineering — 0.6%
642	Fluor Corp.	38,532

	Electrical Equipment — 1.1%
1,258	Emerson Electric Co.	65,624

	Industrial Conglomerates — 1.7%
1,764	General Electric Co.	35,406
1,229	Tyco International Ltd., (Switzerland)	69,066

		104,472

	Machinery — 2.1%
103	Caterpillar, Inc.	10,991
96	Cummins, Inc.	11,510
99	Deere & Co.	7,986
137	Joy Global, Inc.	10,062
56	Navistar International Corp.	2,252
1,325	PACCAR, Inc.	62,051
49	Parker Hannifin Corp.	4,168
225	SPX Corp.	17,422

		126,442

	Road & Rail — 1.9%
1,483	CSX Corp.	31,914
196	Hertz Global Holdings, Inc. (a)	2,946
623	Norfolk Southern Corp.	40,997
341	Union Pacific Corp.	36,600

		112,457

	Trading Companies & Distributors — 0.2%
67	W.W. Grainger, Inc.	14,354

	Total Industrials	614,920

Information Technology — 19.5%
	Communications Equipment — 3.1%
5,313	Cisco Systems, Inc.	112,363
69	F5 Networks, Inc. (a)	9,343
227	Juniper Networks, Inc. (a)	5,190
924	QUALCOMM, Inc.	62,874

		189,770

	Computers & Peripherals — 6.1%
546	Apple, Inc.	327,471
633	EMC Corp.	18,903
472	NetApp, Inc. (a)	21,131
101	SanDisk Corp. (a)	5,009

		372,514

	Electronic Equipment, Instruments & Components — 0.2%
55	Arrow Electronics, Inc.	2,325
119	Avnet, Inc.	4,334
119	TE Connectivity Ltd., (Switzerland)	4,370

		11,029

	Internet Software & Services — 1.1%
24	Baidu, Inc., (China), ADR (a)	3,505
77	Google, Inc., Class A (a)	49,657

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Internet Software & Services — Continued
54	LinkedIn Corp., Class A (a)	5,482
114	Rackspace Hosting, Inc. (a)	6,575

		65,219

	IT Services — 2.2%
49	Accenture plc, (Ireland), Class A	3,134
564	Cognizant Technology Solutions Corp., Class A (a)	43,426
261	Fidelity National Information Services, Inc.	8,657
486	Genpact Ltd., (Bermuda) (a)	7,917
83	International Business Machines Corp.	17,232
103	MasterCard, Inc., Class A	43,149
28	Teradata Corp. (a)	1,895
75	Visa, Inc., Class A	8,815

		134,225

	Semiconductors & Semiconductor Equipment — 2.5%
1,216	Altera Corp.	48,433
162	ARM Holdings plc, (United Kingdom), ADR	4,579
77	Broadcom Corp., Class A (a)	3,037
501	Freescale Semiconductor Holdings I Ltd. (a)	7,714
827	Lam Research Corp. (a)	36,891
829	Texas Instruments, Inc.	27,867
710	Xilinx, Inc.	25,848

		154,369

	Software — 4.3%
241	Adobe Systems, Inc.	8,282
196	Citrix Systems, Inc. (a)	15,454
21	FactSet Research Systems, Inc.	2,039
178	Intuit, Inc.	10,710
3,781	Microsoft Corp.	121,925
193	Nuance Communications, Inc. (a)	4,927
2,626	Oracle Corp.	76,568
123	Red Hat, Inc. (a)	7,357
42	Salesforce.com, Inc. (a)	6,525
74	VMware, Inc., Class A (a)	8,264
		262,051

	Total Information Technology	1,189,177

Materials — 3.1%
	Chemicals — 2.1%
509	Air Products & Chemicals, Inc.	46,749
46	CF Industries Holdings, Inc.	8,427
87	Dow Chemical Co. (The)	3,017
988	E.I. du Pont de Nemours & Co.	52,251
221	Georgia Gulf Corp.	7,693
50	Monsanto Co.	3,958
56	Praxair, Inc.	6,457

		128,552

	Containers & Packaging — 0.2%
242	Crown Holdings, Inc.	8,912

	Metals & Mining — 0.7%
594	Freeport-McMoRan Copper & Gold, Inc.	22,600
443	United States Steel Corp.	13,018
149	Walter Energy, Inc.	8,827

		44,445

	Paper & Forest Products — 0.1%
139	International Paper Co.	4,873

	Total Materials	186,782

Telecommunication Services — 2.0%
	Diversified Telecommunication Services — 1.9%
1,398	AT&T, Inc.	43,671
1,925	Verizon Communications, Inc.	73,576

		117,247

	Wireless Telecommunication Services — 0.1%
1,021	Sprint Nextel Corp.	2,911

	Total Telecommunication Services	120,158

Utilities — 1.9%
	Electric Utilities — 1.1%
324	FirstEnergy Corp.	14,767
459	NextEra Energy, Inc.	28,028
57	Northeast Utilities	2,099
336	NV Energy, Inc.	5,411
523	PPL Corp.	14,777

		65,082

	Gas Utilities — 0.1%
251	AGL Resources, Inc.	9,835

	Multi-Utilities — 0.7%
41	CenterPoint Energy, Inc.	806
117	DTE Energy Co.	6,413
766	PG&E Corp.	33,269

		40,488

	Total Utilities	115,405

	Total Common Stocks (Cost $4,583,467)	5,956,129

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Preferred Stock — 0.1%
Consumer Staples — 0.1%
	Beverages — 0.1%
210	Cia de Bebidas das Americas, (Brazil), ADR (Cost $6,133)	8,668

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.1%
3,500	U.S. Treasury Note, 0.625%, 06/30/12 (k) (Cost $3,503)	3,505

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
91,009	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $91,009)	91,009

Investment of Cash Collateral for Securities on Loan — 0.0% (g)
	Investment Company — 0.0% (g)
1,460	JPMorgan Prime Money Market Fund, Capital Shares, 0.220% (b) (l) (Cost $1,460)	1,460

	Total Investments — 99.6% (Cost $4,685,572)	6,060,771
	Other Assets in Excess of Liabilities — 0.4%	23,254

	NET ASSETS — 100.0%	$6,084,025

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,049	E-mini S&P 500	06/15/12	$73,598	$297

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,390,257
Aggregate gross unrealized depreciation	(15,058)
Net unrealized appreciation/depreciation	$1,375,199

Federal income tax cost of investments	$4,685,572

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,036,795	$23,976	$—	$6,060,771
Appreciation in Other Financial Instruments
Futures Contracts	$297	$—	$—	$297

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral and certain ADRs, the reported values of which are an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 121.6% (j)
Common Stocks — 119.3%
	Consumer Discretionary — 17.3%
	Auto Components — 1.6%
3,542	Johnson Controls, Inc.	115,046

	Automobiles — 2.2%
6,071	General Motors Co. (a)	155,722

	Hotels, Restaurants & Leisure — 1.2%
741	Carnival Corp.	23,778
231	Marriott International, Inc., Class A	8,753
754	Yum! Brands, Inc.	53,651

		86,182

	Household Durables — 0.8%
882	D.R. Horton, Inc.	13,377
294	Lennar Corp., Class A	8,004
27	NVR, Inc. (a)	19,499
754	PulteGroup, Inc. (a)	6,670
350	Ryland Group, Inc. (The)	6,751

		54,301

	Internet & Catalog Retail — 1.1%
300	Amazon.com, Inc. (a)	60,771
501	Expedia, Inc.	16,760

		77,531

	Media — 6.0%
1,884	CBS Corp. (Non-Voting), Class B	63,889
2,907	Comcast Corp., Class A	87,243
374	DIRECTV, Class A (a)	18,444
192	Time Warner Cable, Inc.	15,673
6,305	Time Warner, Inc.	238,023

		423,272

	Multiline Retail — 0.7%
335	Kohl’s Corp.	16,739
576	Target Corp.	33,571

		50,310

	Specialty Retail — 2.4%
93	AutoZone, Inc. (a)	34,514
1,015	Home Depot, Inc. (The)	51,057
1,445	Lowe’s Cos., Inc.	45,347
1,057	TJX Cos., Inc.	41,992

		172,910

	Textiles, Apparel & Luxury Goods — 1.3%
54	Lululemon Athletica, Inc., (Canada) (a)	4,018
300	NIKE, Inc., Class B	32,542
360	V.F. Corp.	52,488

		89,048

	Total Consumer Discretionary	1,224,322

	Consumer Staples — 9.2%
	Beverages — 1.5%
1,441	Coca-Cola Co. (The)	106,651

	Food & Staples Retailing — 1.0%
1,158	CVS Caremark Corp.	51,888
869	Kroger Co. (The)	21,054

		72,942

	Food Products — 2.8%
421	Archer-Daniels-Midland Co.	13,344
1,085	Campbell Soup Co.	36,732
594	General Mills, Inc.	23,425
3,169	Kraft Foods, Inc., Class A	120,442

		193,943

	Household Products — 2.5%
301	Colgate-Palmolive Co.	29,460
2,179	Procter & Gamble Co. (The)	146,477

		175,937

	Tobacco — 1.4%
129	Lorillard, Inc.	16,730
939	Philip Morris International, Inc.	83,180

		99,910

	Total Consumer Staples	649,383

	Energy — 14.2%
	Energy Equipment & Services — 2.9%
157	Baker Hughes, Inc.	6,602
183	Cameron International Corp. (a)	9,673
660	Halliburton Co.	21,901
345	Noble Corp., (Switzerland) (a)	12,931
2,247	Schlumberger Ltd.	157,099

		208,206

	Oil, Gas & Consumable Fuels — 11.3%
564	Anadarko Petroleum Corp.	44,161
156	Apache Corp.	15,694
417	Chevron Corp.	44,710
245	ConocoPhillips	18,615
151	Devon Energy Corp.	10,737
760	EOG Resources, Inc.	84,396
670	EQT Corp.	32,298
1,996	Exxon Mobil Corp.	173,116
536	Marathon Petroleum Corp.	23,255

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Oil, Gas & Consumable Fuels — Continued
1,603	Occidental Petroleum Corp.	152,628
1,148	Peabody Energy Corp.	33,242
205	Pioneer Natural Resources Co.	22,848
171	Range Resources Corp.	9,958
421	Southwestern Energy Co. (a)	12,873
406	Valero Energy Corp.	10,468
3,512	Williams Cos., Inc. (The)	108,195

		797,194

	Total Energy	1,005,400

	Financials — 17.1%
	Capital Markets — 4.4%
833	Ameriprise Financial, Inc.	47,597
853	Goldman Sachs Group, Inc. (The)	106,049
2,227	Invesco Ltd.	59,381
2,117	Morgan Stanley	41,579
621	State Street Corp.	28,238
1,480	TD Ameritrade Holding Corp.	29,223

		312,067

	Commercial Banks — 3.3%
424	Huntington Bancshares, Inc.	2,734
959	SunTrust Banks, Inc.	23,183
849	U.S. Bancorp	26,883
5,308	Wells Fargo & Co.	181,209

		234,009

	Consumer Finance — 0.8%
619	American Express Co.	35,815
363	Capital One Financial Corp.	20,233

		56,048

	Diversified Financial Services — 3.8%
6,757	Bank of America Corp.	64,662
1,690	Citigroup, Inc.	61,784
320	CME Group, Inc.	92,450
187	IntercontinentalExchange, Inc. (a)	25,711
256	NASDAQ OMX Group, Inc. (The) (a)	6,620
717	NYSE Euronext	21,510

		272,737

	Insurance — 4.3%
909	ACE Ltd., (Switzerland)	66,572
436	Axis Capital Holdings Ltd., (Bermuda)	14,474
212	Everest Re Group Ltd., (Bermuda)	19,636
2,677	MetLife, Inc.	99,996
686	Prudential Financial, Inc.	43,466
205	RenaissanceRe Holdings Ltd., (Bermuda)	15,544
2,011	XL Group plc, (Ireland)	43,615

		303,303

	Real Estate Investment Trusts (REITs) — 0.5%
150	Alexandria Real Estate Equities, Inc.	11,005
129	Macerich Co. (The)	7,456
47	Simon Property Group, Inc.	6,876
86	SL Green Realty Corp.	6,676
107	UDR, Inc.	2,863

		34,876

	Total Financials	1,213,040

	Health Care — 16.2%
	Biotechnology — 1.8%
551	Biogen Idec, Inc. (a)	69,430
417	Celgene Corp. (a)	32,305
577	Vertex Pharmaceuticals, Inc. (a)	23,666

		125,401

	Health Care Equipment & Supplies — 2.0%
515	Baxter International, Inc.	30,777
2,101	Covidien plc, (Ireland)	114,909

		145,686

	Health Care Providers & Services — 5.1%
1,773	Cardinal Health, Inc.	76,441
821	Humana, Inc.	75,905
579	McKesson Corp.	50,775
2,740	UnitedHealth Group, Inc.	161,520

		364,641

	Pharmaceuticals — 7.3%
426	Abbott Laboratories	26,081
256	Allergan, Inc.	24,432
810	Johnson & Johnson	53,435
6,658	Merck & Co., Inc.	255,665
6,845	Pfizer, Inc.	155,099

		514,712

	Total Health Care	1,150,440

	Industrials — 13.6%
	Aerospace & Defense — 3.7%
1,685	Honeywell International, Inc.	102,893
1,896	United Technologies Corp.	157,222

		260,115

	Building Products — 0.4%
1,952	Masco Corp.	26,093

	Construction & Engineering — 1.0%
1,187	Fluor Corp.	71,239

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Electrical Equipment — 1.9%
2,566	Emerson Electric Co.	133,913

	Industrial Conglomerates — 2.4%
3,165	General Electric Co.	63,524
1,934	Tyco International Ltd., (Switzerland)	108,626

		172,150

	Machinery — 2.2%
254	Deere & Co.	20,529
2,227	PACCAR, Inc.	104,309
416	SPX Corp.	32,224

		157,062

	Road & Rail — 2.0%
1,288	CSX Corp.	27,725
1,685	Norfolk Southern Corp.	110,950

		138,675

	Total Industrials	959,247

	Information Technology — 22.0%
	Communications Equipment — 3.5%
7,497	Cisco Systems, Inc.	158,554
445	Juniper Networks, Inc. (a)	10,176
1,175	QUALCOMM, Inc.	79,931

		248,661

	Computers & Peripherals — 6.9%
691	Apple, Inc. (a)	414,005
881	EMC Corp. (a)	26,313
636	Hewlett-Packard Co.	15,165
708	NetApp, Inc. (a)	31,687
123	SanDisk Corp. (a)	6,099

		493,269

	Internet Software & Services — 0.8%
87	Google, Inc., Class A (a)	55,778
37	LinkedIn Corp., Class A (a)	3,800

		59,578

	IT Services — 1.6%
113	Accenture plc, (Ireland), Class A	7,261
523	Cognizant Technology Solutions Corp., Class A (a)	40,233
216	Genpact Ltd., (Bermuda) (a)	3,527
67	Global Payments, Inc.	3,168
58	MasterCard, Inc., Class A	24,261
409	Paychex, Inc.	12,670
173	Visa, Inc., Class A	20,424

		111,544

	Semiconductors & Semiconductor Equipment — 5.0%
1,782	Altera Corp.	70,947
344	Analog Devices, Inc.	13,909
179	Broadcom Corp., Class A (a)	7,035
739	Freescale Semiconductor Holdings I Ltd. (a)	11,368
2,535	Lam Research Corp. (a)	113,113
793	Linear Technology Corp.	26,720
352	Marvell Technology Group Ltd., (Bermuda) (a)	5,530
2,049	Texas Instruments, Inc.	68,855
966	Xilinx, Inc.	35,205

		352,682

	Software — 4.2%
105	Citrix Systems, Inc. (a)	8,283
5,435	Microsoft Corp.	175,286
3,826	Oracle Corp.	111,558

		295,127

	Total Information Technology	1,560,861

	Materials — 5.1%
	Chemicals — 2.9%
1,066	Air Products & Chemicals, Inc.	97,836
202	Dow Chemical Co. (The)	6,990
1,529	E.I. du Pont de Nemours & Co.	80,868
573	Georgia Gulf Corp. (a)	19,978

		205,672

	Metals & Mining — 1.9%
1,402	Freeport-McMoRan Copper & Gold, Inc.	53,333
1,379	United States Steel Corp.	40,510
615	Walter Energy, Inc.	36,422

		130,265

	Paper & Forest Products — 0.3%
637	International Paper Co.	22,365

	Total Materials	358,302

	Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 2.2%
2,136	AT&T, Inc.	66,693
2,345	Verizon Communications, Inc.	89,664

		156,357

	Wireless Telecommunication Services — 0.1%
1,655	Sprint Nextel Corp. (a)	4,718

	Total Telecommunication Services	161,075

	Utilities — 2.3%
	Electric Utilities — 1.4%
612	FirstEnergy Corp.	27,892

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Electric Utilities — Continued
735	NextEra Energy, Inc.	44,885
940	PPL Corp.	26,565

		99,342

	Gas Utilities — 0.1%
158	AGL Resources, Inc.	6,207

	Multi-Utilities — 0.8%
1,317	PG&E Corp.	57,154

	Total Utilities	162,703

	Total Common Stocks (Cost $6,500,930)	8,444,773

Short-Term Investment — 2.3%
	Investment Company — 2.3%
166,075	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $166,075)	166,075

	Total Investments — 121.6% (Cost $6,667,005)	8,610,848
	Liabilities in Excess of Other Assets — (21.6)%	(1,528,967)

	NET ASSETS — 100.0%	$7,081,881

Short Positions — 22.2%
Common Stocks — 22.2%
	Consumer Discretionary — 1.9%
	Automobiles — 0.4%
2,352	Ford Motor Co.	29,376

	Hotels, Restaurants & Leisure — 0.1%
89	Choice Hotels International, Inc.	3,335
10	Hyatt Hotels Corp., Class A (a)	423
64	McDonald’s Corp.	6,248

		10,006

	Household Durables — 0.1%
131	Harman International Industries, Inc.	6,109

	Leisure Equipment & Products — 0.1%
124	Mattel, Inc.	4,184

	Media — 0.7%
875	Gannett Co., Inc.	13,407
597	Omnicom Group, Inc.	30,253
171	Walt Disney Co. (The)	7,488

		51,148

	Multiline Retail — 0.1%
271	J.C. Penney Co., Inc.	9,607

	Specialty Retail — 0.3%
103	Bed Bath & Beyond, Inc. (a)	6,756
116	O’Reilly Automotive, Inc. (a)	10,562

		17,318

	Textiles, Apparel & Luxury Goods — 0.1%
30	Ralph Lauren Corp.	5,230

	Total Consumer Discretionary	132,978

	Consumer Staples — 2.3%
	Beverages — 0.2%
313	Dr. Pepper Snapple Group, Inc.	12,587

	Food & Staples Retailing — 0.7%
115	Costco Wholesale Corp.	10,405
1,356	Safeway, Inc.	27,409
171	Wal-Mart Stores, Inc.	10,463

		48,277

	Food Products — 0.6%
99	Green Mountain Coffee Roasters, Inc. (a)	4,641
424	Hershey Co. (The)	26,021
191	Mead Johnson Nutrition Co.	15,747

		46,409

	Household Products — 0.4%
399	Church & Dwight Co., Inc.	19,626
95	Clorox Co. (The)	6,544

		26,170

	Tobacco — 0.4%
874	Altria Group, Inc.	26,969

	Total Consumer Staples	160,412

	Energy — 2.1%
	Energy Equipment & Services — 0.1%
120	FMC Technologies, Inc. (a)	6,064

	Oil, Gas & Consumable Fuels — 2.0%
1,353	Arch Coal, Inc.	14,486
417	Chesapeake Energy Corp.	9,669
28	Concho Resources, Inc. (a)	2,826
809	Consol Energy, Inc.	27,596
1,000	Encana Corp., (Canada)	19,656
64	Noble Energy, Inc.	6,301
489	Spectra Energy Corp.	15,443
445	Tesoro Corp. (a)	11,945
287	TransCanada Corp., (Canada)	12,320

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Oil, Gas & Consumable Fuels — Continued
1,057	WPX Energy, Inc. (a)	19,040

		139,282

	Total Energy	145,346

	Financials — 2.1%
	Capital Markets — 0.2%
49	Franklin Resources, Inc.	6,136
95	T. Rowe Price Group, Inc.	6,229

		12,365

	Commercial Banks — 0.0% (g)
48	UMB Financial Corp.	2,126

	Insurance — 0.9%
365	American International Group, Inc. (a)	11,248
208	Aon Corp., (United Kingdom) (a)	10,204
151	Chubb Corp. (The)	10,456
260	Lincoln National Corp.	6,843
151	Torchmark Corp.	7,502
396	W.R. Berkley Corp.	14,301

		60,554

	Real Estate Investment Trusts (REITs) — 1.0%
441	Digital Realty Trust, Inc.	32,594
146	Federal Realty Investment Trust	14,114
220	Taubman Centers, Inc.	16,021
93	Washington Real Estate Investment Trust	2,752
232	Weingarten Realty Investors	6,121

		71,602

	Total Financials	146,647

	Health Care — 3.8%
	Biotechnology — 0.4%
20	Alexion Pharmaceuticals, Inc. (a)	1,866
297	Amgen, Inc.	20,219
147	Gilead Sciences, Inc. (a)	7,170
90	United Therapeutics Corp. (a)	4,261

		33,516

	Health Care Equipment & Supplies — 0.9%
862	Medtronic, Inc.	33,766
274	Stryker Corp.	15,195
225	Zimmer Holdings, Inc.	14,491

		63,452

	Health Care Providers & Services — 1.1%
441	Aetna, Inc.	22,100
362	AmerisourceBergen Corp.	14,370
547	Coventry Health Care, Inc.	19,462
143	DaVita, Inc. (a)	12,924
106	WellPoint, Inc.	7,817

		76,673

	Pharmaceuticals — 1.4%
1,314	Bristol-Myers Squibb Co.	44,353
1,338	Eli Lilly & Co.	53,872

		98,225

	Total Health Care	271,866

	Industrials — 4.7%
	Aerospace & Defense — 1.3%
165	Boeing Co. (The)	12,288
107	Exelis, Inc.	1,337
568	Lockheed Martin Corp.	51,063
258	Northrop Grumman Corp.	15,785
283	Raytheon Co.	14,948

		95,421

	Air Freight & Logistics — 0.1%
61	United Parcel Service, Inc., Class B	4,950

	Electrical Equipment — 0.5%
422	Rockwell Automation, Inc.	33,657

	Industrial Conglomerates — 0.5%
629	Danaher Corp.	35,248

	Machinery — 1.8%
95	Caterpillar, Inc.	10,171
47	Cummins, Inc.	5,677
914	Dover Corp.	57,507
429	Illinois Tool Works, Inc.	24,501
53	ITT Corp.	1,223
316	Parker Hannifin Corp.	26,715

		125,794

	Road & Rail — 0.5%
483	Heartland Express, Inc.	6,980
556	Knight Transportation, Inc.	9,827
714	Werner Enterprises, Inc.	17,742

		34,549

	Total Industrials	329,619

	Information Technology — 3.1%
	Computers & Peripherals — 0.3%
1,147	Dell, Inc. (a)	19,048

	IT Services — 0.6%
225	Automatic Data Processing, Inc.	12,422
148	International Business Machines Corp.	30,897

		43,319

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Semiconductors & Semiconductor Equipment — 2.2%
1,793	Advanced Micro Devices, Inc. (a)	14,381
151	Cypress Semiconductor Corp. (a)	2,359
1,330	Intel Corp.	37,389
131	KLA-Tencor Corp.	7,125
1,166	Microchip Technology, Inc.	43,375
716	NVIDIA Corp. (a)	11,014
2,811	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	42,945

		158,588

	Total Information Technology	220,955

	Materials — 1.4%
	Chemicals — 0.8%
294	OM Group, Inc. (a)	8,091
445	Praxair, Inc.	51,059

		59,150

	Metals & Mining — 0.6%
461	Cliffs Natural Resources, Inc.	31,923
182	Nucor Corp.	7,830

		39,753

	Paper & Forest Products — 0.0% (g)
33	Domtar Corp., (Canada)	3,193

	Total Materials	102,096

	Utilities — 0.8%
	Electric Utilities — 0.1%
86	FirstEnergy Corp.	3,925

	Gas Utilities — 0.2%
224	National Fuel Gas Co.	10,767
68	ONEOK, Inc.	5,586

		16,353

	Multi-Utilities — 0.5%
559	Consolidated Edison, Inc.	32,649
180	Public Service Enterprise Group, Inc.	5,501

		38,150

	Total Utilities	58,428

	Total Short Positions (Proceeds $1,455,047)	$1,568,347

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2,266	E-mini S&P 500	06/15/12	$158,983	$1,180

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR — American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,966,994
Aggregate gross unrealized depreciation	(23,151)

Net unrealized appreciation/depreciation	$1,943,843

Federal income tax cost of investments	$6,667,005

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,610,848	$—	$—	$8,610,848
Total Liabilities (b)	$(1,525,402)	$(42,945)	$—	$(1,568,347)
Appreciation in Other Financial Instruments
Futures Contracts	$1,180	$—	$—	$1,180

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.
(b)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 114.5% (j)
Common Stocks — 113.8%
	Consumer Discretionary — 17.6%
	Auto Components — 1.6%
269	BorgWarner, Inc. (a)	22,688
1,196	Johnson Controls, Inc.	38,846

		61,534

	Automobiles — 0.7%
1,054	General Motors Co. (a)	27,035

	Hotels, Restaurants & Leisure — 2.3%
399	Carnival Corp.	12,800
456	Marriott International, Inc., Class A	17,260
850	Yum! Brands, Inc.	60,503

		90,563

	Household Durables — 0.6%
874	Lennar Corp., Class A	23,755

	Internet & Catalog Retail — 1.9%
322	Amazon.com, Inc. (a)	65,208
300	Expedia, Inc.	10,032

		75,240

	Media — 5.0%
1,809	CBS Corp. (Non-Voting), Class B	61,343
1,752	Comcast Corp., Class A	51,702
246	DIRECTV, Class A (a)	12,138
484	DISH Network Corp., Class A	15,938
1,482	Time Warner, Inc.	55,945

		197,066

	Multiline Retail — 0.7%
120	Kohl’s Corp.	6,004
330	Target Corp.	19,229

		25,233

	Specialty Retail — 3.6%
87	AutoZone, Inc. (a)	32,347
942	Home Depot, Inc. (The)	47,392
1,572	Lowe’s Cos., Inc.	49,329
214	Ross Stores, Inc.	12,433

		141,501

	Textiles, Apparel & Luxury Goods — 1.2%
286	NIKE, Inc., Class B	31,014
101	V.F. Corp.	14,744

		45,758

	Total Consumer Discretionary	687,685

	Consumer Staples — 9.3%
	Beverages — 1.0%
526	Coca-Cola Co. (The)	38,929

	Food & Staples Retailing — 1.4%
1,122	CVS Caremark Corp.	50,266
240	Kroger Co. (The)	5,815

		56,081

	Food Products — 2.3%
690	Campbell Soup Co.	23,357
430	General Mills, Inc.	16,963
1,267	Kraft Foods, Inc., Class A	48,159

		88,479

	Household Products — 2.9%
283	Colgate-Palmolive Co.	27,672
1,245	Procter & Gamble Co. (The)	83,676

		111,348

	Personal Products — 0.5%
338	Estee Lauder Cos., Inc. (The), Class A	20,936

	Tobacco — 1.2%
532	Philip Morris International, Inc.	47,140

	Total Consumer Staples	362,913

	Energy — 13.4%
	Energy Equipment & Services — 2.8%
495	Cameron International Corp. (a)	26,151
548	Rowan Cos., Inc. (a)	18,045
940	Schlumberger Ltd.	65,734

		109,930

	Oil, Gas & Consumable Fuels — 10.6%
572	Anadarko Petroleum Corp.	44,810
164	Devon Energy Corp.	11,664
243	EOG Resources, Inc.	26,997
432	EQT Corp.	20,827
1,482	Exxon Mobil Corp.	128,534
766	Occidental Petroleum Corp.	72,946
260	Peabody Energy Corp.	7,530
191	Pioneer Natural Resources Co.	21,314
118	Range Resources Corp.	6,860
328	Southwestern Energy Co. (a)	10,037
401	Valero Energy Corp.	10,334
1,683	Williams Cos., Inc. (The)	51,853

		413,706

	Total Energy	523,636

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Financials — 16.7%
	Capital Markets — 3.9%
304	Ameriprise Financial, Inc.	17,367
297	Goldman Sachs Group, Inc. (The)	36,938
1,386	Invesco Ltd.	36,965
1,415	Morgan Stanley	27,791
250	State Street Corp.	11,375
1,048	TD Ameritrade Holding Corp.	20,687

		151,123

	Commercial Banks — 3.4%
1,210	Huntington Bancshares, Inc.	7,804
765	U.S. Bancorp	24,235
2,997	Wells Fargo & Co.	102,318

		134,357

	Consumer Finance — 1.2%
307	American Express Co.	17,763
545	Capital One Financial Corp.	30,379

		48,142

	Diversified Financial Services — 4.0%
3,388	Bank of America Corp.	32,423
1,584	Citigroup, Inc.	57,895
130	CME Group, Inc.	37,613
197	IntercontinentalExchange, Inc. (a)	27,072

		155,003

	Insurance — 3.7%
621	ACE Ltd., (Switzerland)	45,457
1,328	MetLife, Inc.	49,601
641	Prudential Financial, Inc.	40,633
155	Travelers Cos., Inc. (The)	9,176

		144,867

	Real Estate Investment Trusts (REITs) — 0.5%
50	Alexandria Real Estate Equities, Inc.	3,657
340	CubeSmart	4,046
180	DuPont Fabros Technology, Inc.	4,401
330	Education Realty Trust, Inc.	3,577
26	SL Green Realty Corp.	2,016

		17,697

	Total Financials	651,189

	Health Care — 14.5%
	Biotechnology — 3.2%
467	Biogen Idec, Inc. (a)	58,828
687	Celgene Corp. (a)	53,256
312	Vertex Pharmaceuticals, Inc. (a)	12,795

		124,879

	Health Care Equipment & Supplies — 2.4%
193	Baxter International, Inc.	11,538
166	Becton, Dickinson & Co.	12,890
851	CareFusion Corp. (a)	22,066
735	Covidien plc, (Ireland)	40,190
185	St. Jude Medical, Inc.	8,197

		94,881

	Health Care Providers & Services — 3.7%
1,272	Cardinal Health, Inc.	54,836
435	Humana, Inc.	40,229
833	UnitedHealth Group, Inc.	49,097

		144,162

	Pharmaceuticals — 5.2%
311	Allergan, Inc.	29,679
2,071	Merck & Co., Inc.	79,526
680	Mylan, Inc. (a)	15,946
3,424	Pfizer, Inc.	77,588

		202,739

	Total Health Care	566,661

	Industrials — 10.1%
	Aerospace & Defense — 2.5%
441	Honeywell International, Inc.	26,923
130	Rockwell Collins, Inc.	7,483
784	United Technologies Corp.	65,025

		99,431

	Air Freight & Logistics — 0.5%
245	United Parcel Service, Inc., Class B	19,776

	Building Products — 0.3%
886	Masco Corp.	11,846

	Construction & Engineering — 0.3%
197	Fluor Corp.	11,828

	Electrical Equipment — 1.5%
1,087	Emerson Electric Co.	56,720

	Industrial Conglomerates — 2.5%
1,840	General Electric Co.	36,929
1,052	Tyco International Ltd., (Switzerland)	59,101

		96,030

	Machinery — 1.7%
1,032	PACCAR, Inc.	48,328
224	SPX Corp.	17,367

		65,695

	Road & Rail — 0.8%
246	Norfolk Southern Corp.	16,194

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Road & Rail — Continued
154	Union Pacific Corp.	16,552

		32,746

	Total Industrials	394,072

	Information Technology — 24.2%
	Communications Equipment — 4.4%
3,007	Cisco Systems, Inc.	63,598
1,702	Juniper Networks, Inc. (a)	38,942
1,011	QUALCOMM, Inc.	68,768

		171,308

	Computers & Peripherals — 7.6%
412	Apple, Inc. (a)	246,982
655	EMC Corp. (a)	19,571
338	Hewlett-Packard Co.	8,055
261	NetApp, Inc. (a)	11,685
255	SanDisk Corp. (a)	12,645

		298,938

	Internet Software & Services — 1.3%
109	Baidu, Inc., (China), ADR (a)	15,889
38	Google, Inc., Class A (a)	24,367
125	LinkedIn Corp., Class A (a)	12,749

		53,005

	IT Services — 2.7%
288	Accenture plc, (Ireland), Class A	18,576
634	Cognizant Technology Solutions Corp., Class A (a)	48,786
90	MasterCard, Inc., Class A	37,849

		105,211

	Semiconductors & Semiconductor Equipment — 2.7%
1,236	Altera Corp.	49,217
310	Lam Research Corp. (a)	13,832
783	Texas Instruments, Inc.	26,317
420	Xilinx, Inc.	15,301

		104,667

	Software — 5.5%
255	Citrix Systems, Inc. (a)	20,122
3,885	Microsoft Corp.	125,291
2,381	Oracle Corp.	69,430

		214,843

	Total Information Technology	947,972

	Materials — 4.4%
	Chemicals — 2.4%
439	Air Products & Chemicals, Inc.	40,300
1,045	E.I. du Pont de Nemours & Co.	55,281

		95,581

	Containers & Packaging — 0.3%
163	Rock-Tenn Co., Class A	11,012

	Metals & Mining — 1.7%
1,245	Freeport-McMoRan Copper & Gold, Inc.	47,360
319	Walter Energy, Inc.	18,888

		66,248

	Total Materials	172,841

	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.5%
1,544	Verizon Communications, Inc.	59,027

	Utilities — 2.1%
	Electric Utilities — 1.1%
100	FirstEnergy Corp.	4,559
397	NextEra Energy, Inc.	24,249
690	NV Energy, Inc.	11,123
70	PPL Corp.	1,978

		41,909

	Gas Utilities — 0.3%
304	AGL Resources, Inc.	11,923

	Multi-Utilities — 0.7%
989	CenterPoint Energy, Inc.	19,503
218	PG&E Corp.	9,463

		28,966

	Total Utilities	82,798

	Total Common Stocks (Cost $3,554,897)	4,448,794

	Short-Term Investment — 0.7%
	Investment Company — 0.7%
26,551	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (Cost $26,551)	26,551

	Total Investments — 114.5% (Cost $3,581,448)	4,475,345
	Liabilities in Excess of Other Assets — (14.5)%	(568,091)

	NET ASSETS — 100.0%	$3,907,254

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — 14.2%
Common Stocks — 14.2%
	Consumer Discretionary — 1.7%
	Automobiles — 0.2%
598	Ford Motor Co.	7,469

	Hotels, Restaurants & Leisure — 0.3%
136	McDonald’s Corp.	13,341

	Household Durables — 0.1%
70	Harman International Industries, Inc.	3,277

	Internet & Catalog Retail — 0.2%
8	priceline.com, Inc. (a)	5,740

	Media — 0.4%
300	Gannett Co., Inc.	4,599
243	Omnicom Group, Inc.	12,308

		16,907

	Multiline Retail — 0.1%
120	J.C. Penney Co., Inc.	4,252

	Specialty Retail — 0.4%
96	Bed Bath & Beyond, Inc. (a)	6,314
90	O’Reilly Automotive, Inc. (a)	8,221
		14,535

	Total Consumer Discretionary	65,521

	Consumer Staples — 1.2%
	Food & Staples Retailing — 0.1%
260	Safeway, Inc.	5,254

	Food Products — 0.5%
60	Green Mountain Coffee Roasters, Inc. (a)	2,810
120	Hershey Co. (The)	7,360
107	Mead Johnson Nutrition Co.	8,825

		18,995

	Household Products — 0.3%
240	Church & Dwight Co., Inc.	11,806

	Tobacco — 0.3%
418	Altria Group, Inc.	12,904

	Total Consumer Staples	48,959

	Energy — 1.8%
	Energy Equipment & Services — 0.1%
100	FMC Technologies, Inc. (a)	5,042

	Oil, Gas & Consumable Fuels — 1.7%
710	Arch Coal, Inc.	7,604
410	Chesapeake Energy Corp.	9,500
230	Consol Energy, Inc.	7,843
625	Encana Corp., (Canada)	12,281
120	Newfield Exploration Co. (a)	4,162
281	Spectra Energy Corp.	8,866
130	TransCanada Corp., (Canada)	5,590
452	WPX Energy, Inc. (a)	8,140

		63,986

	Total Energy	69,028

	Financials — 1.0%
	Capital Markets — 0.1%
32	Franklin Resources, Inc.	3,969

	Insurance — 0.4%
228	American International Group, Inc. (a)	7,029
125	Chubb Corp. (The)	8,639

		15,668

	Real Estate Investment Trusts (REITs) — 0.5%
100	Digital Realty Trust, Inc.	7,397
40	Federal Realty Investment Trust	3,871
107	Washington Real Estate Investment Trust	3,178
130	Weingarten Realty Investors	3,436

		17,882

	Total Financials	37,519

	Health Care — 3.0%
	Biotechnology — 0.2%
78	Amgen, Inc.	5,303

	Health Care Equipment & Supplies — 0.9%
322	Medtronic, Inc.	12,619
159	Stryker Corp.	8,821
206	Zimmer Holdings, Inc.	13,242

		34,682

	Health Care Providers & Services — 0.7%
324	AmerisourceBergen Corp.	12,856
210	Coventry Health Care, Inc.	7,470
88	DaVita, Inc. (a)	7,935

		28,261

	Pharmaceuticals — 1.2%
550	Bristol-Myers Squibb Co.	18,563
498	Eli Lilly & Co.	20,054
230	Hospira, Inc. (a)	8,600

		47,217

	Total Health Care	115,463

	Industrials — 2.4%
	Aerospace & Defense — 0.8%
263	Lockheed Martin Corp.	23,633

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Aerospace & Defense — Continued
60	Northrop Grumman Corp.	3,665
80	Raytheon Co.	4,223

		31,521

	Industrial Conglomerates — 0.4%
286	Danaher Corp.	16,016

	Machinery — 0.9%
325	Dover Corp.	20,455
117	Illinois Tool Works, Inc.	6,683
96	Parker Hannifin Corp.	8,117

		35,255

	Road & Rail — 0.3%
326	Heartland Express, Inc.	4,714
214	Werner Enterprises, Inc.	5,320

		10,034

	Total Industrials	92,826

	Information Technology — 1.4%
	Computers & Peripherals — 0.2%
605	Dell, Inc. (a)	10,043

	IT Services — 0.3%
218	Automatic Data Processing, Inc.	12,031

	Semiconductors & Semiconductor Equipment — 0.9%
943	Advanced Micro Devices, Inc. (a)	7,563
278	Intel Corp.	7,814
143	Microchip Technology, Inc.	5,320
530	NVIDIA Corp. (a)	8,157
385	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	5,883

		34,737

	Total Information Technology	56,811

	Materials — 0.9%
	Chemicals — 0.6%
214	Praxair, Inc.	24,533

	Metals & Mining — 0.3%
543	Vale S.A., (Brazil), ADR	12,668

	Total Materials	37,201

	Utilities — 0.8%
	Gas Utilities — 0.1%
63	National Fuel Gas Co.	3,032

	Multi-Utilities — 0.7%
254	Consolidated Edison, Inc.	14,839
160	MDU Resources Group, Inc.	3,582
380	Public Service Enterprise Group, Inc.	11,632

		30,053

	Total Utilities	33,085

	Total Short Positions (Proceeds $502,220)	$556,413

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	— American Depositary Receipt
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	— All or a portion of these securities are segregated for short sales.
(l)	— The rate shown is the current yield as of March 31, 2012.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$902,701
Aggregate gross unrealized depreciation	(8,804)

Net unrealized appreciation/depreciation	$893,897

Federal income tax cost of investments	$3,581,448

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,475,345	$—	$—	$4,475,345
Liabilities	$(537,862)	$(18,551)	$—	$(556,413)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — 121.3% (j)
Common Stocks — 120.7%
		Consumer Discretionary — 15.2%
		Auto Components — 1.7%
3		Johnson Controls, Inc.	91
4		Lear Corp.	198
6		TRW Automotive Holdings Corp. (a)	297

			586

		Automobiles — 1.0%
13		General Motors Co. (a)	338

		Hotels, Restaurants & Leisure — 0.2%
1		Starwood Hotels & Resorts Worldwide, Inc.	66

		Household Durables — 0.5%
4		Lennar Corp., Class A	107
4		Ryland Group, Inc. (The)	74

			181

		Internet & Catalog Retail — 0.1%
1		Expedia, Inc.	43

		Media — 8.6%
18		CBS Corp. (Non-Voting), Class B	616
28		Comcast Corp., Class A	826
15		DISH Network Corp., Class A	490
33		News Corp., Class A	654
10		Time Warner, Inc.	375

			2,961

		Multiline Retail — 0.4%
4		Macy’s, Inc.	159

		Specialty Retail — 2.3%
1		AutoZone, Inc. (a)	435
5		Best Buy Co., Inc.	123
5		Home Depot, Inc. (The)	226

			784

		Textiles, Apparel & Luxury Goods — 0.4%
1		V.F. Corp.	140

		Total Consumer Discretionary	5,258

Consumer Staples — 5.2%
		Beverages — 1.1%
17		Constellation Brands, Inc., Class A (a)	389

		Food & Staples Retailing — 2.8%
19		CVS Caremark Corp.	836
2		Wal-Mart Stores, Inc.	126

			962

		Food Products — 1.2%
11		Kraft Foods, Inc., Class A	423

		Household Products — 0.1%
–	(h)	Procter & Gamble Co. (The)	30

		Total Consumer Staples	1,804

Energy — 13.7%
		Energy Equipment & Services — 0.8%
2		Baker Hughes, Inc.	104
3		Halliburton Co.	109
1		Schlumberger Ltd.	58

			271

		Oil, Gas & Consumable Fuels — 12.9%
2		Anadarko Petroleum Corp.	163
6		Apache Corp.	629
7		Chevron Corp.	787
12		ConocoPhillips	936
2		Devon Energy Corp.	130
3		EQT Corp.	167
1		Marathon Petroleum Corp.	59
5		Occidental Petroleum Corp.	502
6		Peabody Energy Corp.	184
6		Southwestern Energy Co. (a)	191
23		Williams Cos., Inc. (The)	721

			4,469

		Total Energy	4,740

Financials — 32.7%
		Capital Markets — 6.1%
3		Charles Schwab Corp. (The)	50
5		Goldman Sachs Group, Inc. (The)	626
8		Invesco Ltd.	213
16		Morgan Stanley	313
19		State Street Corp.	863
3		TD Ameritrade Holding Corp.	50

			2,115

		Commercial Banks — 7.5%
2		Fifth Third Bancorp	29
34		Huntington Bancshares, Inc.	222
29		North American Financial Holdings, Inc., Class A (a) (e) (f) (i)	583
10		Regions Financial Corp.	63
3		U.S. Bancorp	95
47		Wells Fargo & Co.	1,619

			2,611

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Consumer Finance — 1.6%
10		Capital One Financial Corp.	551

		Diversified Financial Services — 6.9%
30		Bank of America Corp.	292
43		Citigroup, Inc.	1,556
1		CME Group, Inc.	315
2		IntercontinentalExchange, Inc. (a)	227

			2,390

		Insurance — 9.6%
1		ACE Ltd., (Switzerland)	81
9		Aflac, Inc. (m)	402
7		Allstate Corp. (The)	245
2		Axis Capital Holdings Ltd., (Bermuda)	53
3		Everest Re Group Ltd., (Bermuda)	309
6		First American Financial Corp.	93
33		MetLife, Inc.	1,214
3		PartnerRe Ltd., (Bermuda)	173
11		Prudential Financial, Inc.	692
1		Travelers Cos., Inc. (The)	43

			3,305

		Real Estate Investment Trusts (REITs) — 1.0%
5		CubeSmart	57
5		DDR Corp.	70
1		Simon Property Group, Inc.	87
1		Vornado Realty Trust	121

			335

		Total Financials	11,307

Health Care — 17.7%
		Biotechnology — 1.9%
1		Biogen Idec, Inc. (a)	112
7		Celgene Corp. (a)	533

			645

		Health Care Equipment & Supplies — 0.8%
5		Covidien plc, (Ireland)	285

		Health Care Providers & Services — 7.8%
10		Cigna Corp.	480
6		Humana, Inc.	580
5		McKesson Corp.	408
20		UnitedHealth Group, Inc.	1,191
–	(h)	WellPoint, Inc.	32

			2,691

		Pharmaceuticals — 7.2%
2		Abbott Laboratories (m)	101
1		Johnson & Johnson	77
26		Merck & Co., Inc.	1,007
30		Mylan, Inc. (a)	710
27		Pfizer, Inc.	603

			2,498

		Total Health Care	6,119

Industrials — 12.9%
		Aerospace & Defense — 1.9%
1		General Dynamics Corp.	48
2		Honeywell International, Inc.	111
2		Raytheon Co.	108
5		United Technologies Corp.	380

			647

		Building Products — 0.1%
3		Masco Corp.	39

		Construction & Engineering — 0.9%
5		Fluor Corp.	297

		Electrical Equipment — 0.3%
2		Emerson Electric Co.	123

		Industrial Conglomerates — 3.1%
25		General Electric Co.	495
10		Tyco International Ltd., (Switzerland)	565

			1,060

		Machinery — 4.0%
1		Deere & Co.	84
5		Joy Global, Inc.	334
6		Navistar International Corp. (a)	259
10		PACCAR, Inc.	468
3		Parker Hannifin Corp.	233

			1,378

		Road & Rail — 2.6%
12		Hertz Global Holdings, Inc. (a)	174
4		Norfolk Southern Corp.	267
4		Union Pacific Corp.	469

			910

		Total Industrials	4,454

Information Technology — 15.2%
		Communications Equipment — 4.8%
67		Cisco Systems, Inc.	1,418
4		QUALCOMM, Inc.	246

			1,664

		Computers & Peripherals — 3.2%
1		Apple, Inc. (a)	791

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Computers & Peripherals — Continued
3		EMC Corp. (a)	95
4		SanDisk Corp. (a)	219

			1,105

		Electronic Equipment, Instruments & Components — 1.7%
3		Arrow Electronics, Inc. (a)	137
7		Avnet, Inc. (a)	256
5		TE Connectivity Ltd., (Switzerland)	190

			583

		IT Services — 1.3%
11		Fidelity National Information Services, Inc.	365
–	(h)	International Business Machines Corp.	71

			436

		Semiconductors & Semiconductor Equipment — 3.4%
7		Altera Corp.	272
3		Applied Materials, Inc.	39
2		Broadcom Corp., Class A (a)	68
9		Lam Research Corp. (a)	398
3		Marvell Technology Group Ltd., (Bermuda) (a)	41
2		Texas Instruments, Inc.	72
8		Xilinx, Inc.	279

			1,169

		Software — 0.8%
2		Microsoft Corp.	53
8		Oracle Corp.	243

			296

		Total Information Technology	5,253

Materials — 3.7%
		Chemicals — 2.2%
2		Air Products & Chemicals, Inc. (m)	175
9		E.I. du Pont de Nemours & Co.	492
1		Georgia Gulf Corp. (a)	39
1		Westlake Chemical Corp.	45

			751

		Containers & Packaging — 0.8%
1		Ball Corp.	64
6		Crown Holdings, Inc. (a)	221

			285

		Metals & Mining — 0.7%
7		Alcoa, Inc. (m)	68
3		Freeport-McMoRan Copper & Gold, Inc.	97
1		Walter Energy, Inc.	79

			244

		Total Materials	1,280

Telecommunication Services — 1.3%
		Diversified Telecommunication Services — 1.2%
11		Verizon Communications, Inc.	407

		Wireless Telecommunication Services — 0.1%
18		Sprint Nextel Corp. (a)	52

		Total Telecommunication Services	459

Utilities — 3.1%
		Electric Utilities — 0.8%
3		NextEra Energy, Inc.	187
3		PPL Corp.	96

			283

		Gas Utilities — 0.8%
6		AGL Resources, Inc. (m)	252

		Multi-Utilities — 1.1%
4		CMS Energy Corp.	93
5		PG&E Corp.	220
1		Sempra Energy	71

			384

		Water Utilities — 0.4%
4		American Water Works Co., Inc.	146

		Total Utilities	1,065

		Total Common Stocks (Cost $31,971)	41,739

Short-Term Investment — 0.6%
		Investment Company — 0.6%
192		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $192)	192

		Total Investments — 121.3% (Cost $32,163)	41,931

		Liabilities in Excess of Other Assets — (21.3)%	(7,358)

		NET ASSETS — 100.0%	$34,573

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — 20.4%
Common Stocks — 20.4%
Consumer Discretionary — 2.2%
		Automobiles — 0.3%
7		Ford Motor Co.	90

		Hotels, Restaurants & Leisure — 0.2%
2		Hyatt Hotels Corp., Class A (a)	64

		Household Durables — 0.4%
1		D.R. Horton, Inc.	19
–	(h)	MDC Holdings, Inc.	13
–	(h)	NVR, Inc. (a)	58
6		Pulte Group, Inc. (a)	51
1		Toll Brothers, Inc. (a)	17

			158

		Internet & Catalog Retail — 0.5%
1		Amazon.com, Inc. (a)	120
1		NetFlix, Inc. (a)	64

			184

		Multiline Retail — 0.5%
5		J.C. Penney Co., Inc.	162

		Specialty Retail — 0.3%
1		O’Reilly Automotive, Inc. (a)	108

		Total Consumer Discretionary	766

Consumer Staples — 1.7%
		Food & Staples Retailing — 0.6%
5		Walgreen Co.	153
1		Whole Foods Market, Inc.	71

			224

		Food Products — 0.4%
2		Mead Johnson Nutrition Co.	131

		Household Products — 0.7%
2		Church & Dwight Co., Inc.	100
1		Colgate-Palmolive Co.	128

			228

		Total Consumer Staples	583

Energy — 1.6%
		Energy Equipment & Services — 0.2%
2		Tenaris S.A., (Luxembourg), ADR	84

		Oil, Gas & Consumable Fuels — 1.4%
2		Consol Energy, Inc.	69
6		Encana Corp., (Canada)	111
2		Exxon Mobil Corp.	166
3		Spectra Energy Corp.	79
2		Tesoro Corp. (a)	52

			477

		Total Energy	561

Financials — 3.2%
		Commercial Banks — 0.5%
1		Cullen/Frost Bankers, Inc.	83
12		KeyCorp	103

			186

		Insurance — 1.8%
2		Aon Corp., (United Kingdom) (a)	110
1		Chubb Corp. (The)	82
5		Fidelity National Financial, Inc., Class A	82
–	(h)	Markel Corp. (a)	118
2		Marsh & McLennan Cos., Inc.	54
3		Progressive Corp. (The)	68
3		W.R. Berkley Corp.	92

			606

		Real Estate Investment Trusts (REITs) — 0.9%
1		Extra Space Storage, Inc.	29
1		Taubman Centers, Inc.	88
3		Washington Real Estate Investment Trust	101
4		Weingarten Realty Investors	105

			323

		Total Financials	1,115

Health Care — 2.9%
		Biotechnology — 0.2%
1		Amgen, Inc.	67

		Health Care Equipment & Supplies — 1.0%
3		Medtronic, Inc.	99
3		Stryker Corp.	139
2		Zimmer Holdings, Inc.	113

			351

		Health Care Providers & Services — 0.6%
3		Coventry Health Care, Inc.	100
1		DaVita, Inc. (a)	103

			203

		Pharmaceuticals — 1.1%
4		Eli Lilly & Co.	162
4		Forest Laboratories, Inc. (a)	126
2		Hospira, Inc. (a)	88

			376

		Total Health Care	997

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
Industrials — 2.6%
		Aerospace & Defense — 1.2%
2		Boeing Co. (The)	130
2		Lockheed Martin Corp.	178
1		Northrop Grumman Corp.	89

			397

		Air Freight & Logistics — 0.4%
–	(h)	FedEx Corp.	34
1		United Parcel Service, Inc., Class B	117

			151

		Electrical Equipment — 0.6%
3		Rockwell Automation, Inc.	223

		Machinery — 0.2%
1		Caterpillar, Inc.	78

		Road & Rail — 0.2%
4		Heartland Express, Inc.	52

		Total Industrials	901

Information Technology — 2.9%
		IT Services — 0.8%
1		Automatic Data Processing, Inc.	65
4		Jack Henry & Associates, Inc.	130
3		Paychex, Inc.	85

			280

		Semiconductors & Semiconductor Equipment — 1.6%
1		ASML Holding N.V., (Netherlands) ADR	32
5		Cypress Semiconductor Corp. (a)	73
1		KLA-Tencor Corp.	66
5		Linear Technology Corp.	184
2		Microchip Technology, Inc.	78
7		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	110

			543

		Software — 0.5%
1		Citrix Systems, Inc. (a)	93
1		Salesforce.com, Inc. (a)	77

			170

		Total Information Technology	993

Materials — 2.2%
		Chemicals — 1.3%
2		Dow Chemical Co. (The)	56
6		OM Group, Inc. (a)	173
2		Praxair, Inc.	233

			462

		Containers & Packaging — 0.2%
2		Bemis Co., Inc.	60

		Metals & Mining — 0.7%
2		Cliffs Natural Resources, Inc.	169
3		Vale S.A., (Brazil), ADR	62

			231

		Total Materials	753

Utilities — 1.1%
		Electric Utilities — 0.0% (g)
–	(h)	FirstEnergy Corp.	11

		Multi-Utilities — 0.7%
1		Consolidated Edison, Inc.	69
3		Vectren Corp.	86
2		Wisconsin Energy Corp.	88

			243

		Water Utilities — 0.4%
6		Aqua America, Inc.	134

		Total Utilities	388

		Total Short Positions (Proceeds $6,659)	7,057

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR — American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $583,000 which amounts to 1.4% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,847
Aggregate gross unrealized depreciation	(79)

Net unrealized appreciation/depreciation	$9,768

Federal income tax cost of investments	$32,163

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$5,258	$—	$—	$5,258
Consumer Staples	1,804	—	—	1,804
Energy	4,740	—	—	4,740
Financials	10,724	—	583	11,307
Health Care	6,119	—	—	6,119
Industrials	4,454	—	—	4,454
Information Technology	5,253	—	—	5,253
Materials	1,280	—	—	1,280
Telecommunication Services	459	—	—	459
Utilities	1,065	—	—	1,065
Total Common Stocks	41,156	—	583	41,739
Short-Term Investment
Investment Company	192	—	—	192

Total Investments in Securities	$41,348	$—	$583	$41,931

Liabilities
Common Stocks
Consumer Discretionary	$(766)	$—	$—	$(766)
Consumer Staples	(583)	—	—	(583)
Energy	(477)	(84)	—	(561)
Financials	(1,115)	—	—	(1,115)
Health Care	(997)	—	—	(997)
Industrials	(901)	—	—	(901)
Information Technology	(851)	(142)	—	(993)
Materials	(691)	(62)	—	(753)
Utilities	(388)	—	—	(388)

Total Liabilities	$(6,769)	$(288)	$—	$(7,057)

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 06/30/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization accretion	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/12
Investments in Securities
Common Stocks - Financials	$840	$(90)	$142	$—	$—	$(309)	$—	$—	$583

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) was approximately $142,000.

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 135.3% (j)
Common Stocks — 133.6%
		Consumer Discretionary — 17.6%
		Auto Components — 1.3%
4		Johnson Controls, Inc.	137
–	(h)	TRW Automotive Holdings Corp. (a)	18

			155

		Automobiles — 0.6%
3		General Motors Co. (a)	74

		Diversified Consumer Services — 0.1%
–	(h)	ITT Educational Services, Inc.	7

		Hotels, Restaurants & Leisure — 1.3%
2		Carnival Corp.	55
–	(h)	Darden Restaurants, Inc.	22
–	(h)	McDonald’s Corp.	32
1		Yum! Brands, Inc.	47

			156

		Household Durables — 0.7%
3		D.R. Horton, Inc.	39
1		Lennar Corp., Class A	20
–	(h)	NVR, Inc.	7
–	(h)	PulteGroup, Inc.	4
–	(h)	Ryland Group, Inc. (The)	9

			79

		Internet & Catalog Retail — 1.7%
1		Amazon.com, Inc. (a)	182
1		Expedia, Inc.	23

			205

		Media — 6.3%
7		CBS Corp. (Non-Voting), Class B	251
5		Comcast Corp., Class A	141
–	(h)	DIRECTV, Class A	13
1		Discovery Communications, Inc., Class A (a)	49
–	(h)	DISH Network Corp., Class A (a)	16
8		Time Warner, Inc.	296

			766

		Multiline Retail — 0.5%
–	(h)	Kohl’s Corp.	4
–	(h)	Macy’s, Inc.	18
1		Target Corp.	40

			62

		Specialty Retail — 3.1%
–	(h)	AutoZone, Inc. (a)	74
2		Home Depot, Inc. (The)	118
4		Lowe’s Cos., Inc.	114
2		TJX Cos., Inc.	64

			370

		Textiles, Apparel & Luxury Goods — 2.0%
1		Coach, Inc.	45
–	(h)	Lululemon Athletica, Inc., (Canada) (a)	15
1		NIKE, Inc., Class B	110
1		V.F. Corp.	77
			247

		Total Consumer Discretionary	2,121

Consumer Staples — 13.3%
		Beverages — 4.1%
3		Coca-Cola Co. (The)	201
3		Coca-Cola Enterprises, Inc.	86
2		Dr. Pepper Snapple Group, Inc.	80
2		PepsiCo, Inc.	134

			501

		Food & Staples Retailing — 1.1%
2		CVS Caremark Corp.	73
1		Kroger Co. (The)	26
1		Wal-Mart Stores, Inc.	35

			134

		Food Products — 3.9%
2		Archer-Daniels-Midland Co.	79
2		Campbell Soup Co.	61
2		General Mills, Inc.	62
7		Kraft Foods, Inc., Class A	263

			465

		Household Products — 2.4%
–	(h)	Colgate-Palmolive Co.	47
4		Procter & Gamble Co. (The)	242

			289

		Tobacco — 1.8%
2		Philip Morris International, Inc.	219

		Total Consumer Staples	1,608

Energy — 12.0%
		Energy Equipment & Services — 2.6%
1		Baker Hughes, Inc.	63
1		Halliburton Co.	41
–	(h)	National Oilwell Varco, Inc.	25
3		Schlumberger Ltd.	183

			312

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
		Oil, Gas & Consumable Fuels — 9.4%
1		Anadarko Petroleum Corp.	70
–	(h)	Apache Corp.	21
2		Chevron Corp.	242
1		ConocoPhillips	68
1		Devon Energy Corp.	82
1		EOG Resources, Inc.	59
1		EQT Corp.	34
2		Exxon Mobil Corp.	179
–	(h)	Marathon Oil Corp.	7
1		Marathon Petroleum Corp.	25
1		Occidental Petroleum Corp.	94
–	(h)	Pioneer Natural Resources Co.	55
1		Range Resources Corp.	51
2		Southwestern Energy Co. (a)	48
2		Valero Energy Corp.	45
2		Williams Cos., Inc. (The)	55

			1,135

		Total Energy	1,447

		Financials — 24.3%
		Capital Markets — 2.8%
–	(h)	Ameriprise Financial, Inc.	18
1		Goldman Sachs Group, Inc. (The)	104
2		Invesco Ltd.	57
4		Morgan Stanley	77
1		State Street Corp.	61
1		TD Ameritrade Holding Corp.	24

			341

		Commercial Banks — 3.2%
2		Huntington Bancshares, Inc.	16
2		SunTrust Banks, Inc.	53
–	(h)	SVB Financial Group	19
–	(h)	U.S. Bancorp	5
8		Wells Fargo & Co.	275
1		Zions Bancorp	13

			381

		Consumer Finance — 1.1%
1		American Express Co.	67
1		Capital One Financial Corp.	70

			137

		Diversified Financial Services — 3.2%
14		Bank of America Corp.	130
4		Citigroup, Inc.	158
–	(h)	CME Group, Inc.	37
–	(h)	IntercontinentalExchange, Inc. (a)	38
1		NYSE Euronext	21

			384

		Insurance — 6.3%
2		ACE Ltd., (Switzerland)	149
1		Aflac, Inc.	29
1		Allstate Corp. (The)	36
1		Axis Capital Holdings Ltd., (Bermuda)	39
1		Berkshire Hathaway, Inc., Class B (a)	98
1		Everest Re Group Ltd., (Bermuda)	96
1		First American Financial Corp.	14
–	(h)	Hartford Financial Services Group, Inc.	6
4		MetLife, Inc.	139
–	(h)	PartnerRe Ltd., (Bermuda)	8
2		Prudential Financial, Inc.	123
1		XL Group plc, (Ireland)	27

			764

		Real Estate Investment Trusts (REITs) — 7.7%
–	(h)	Alexandria Real Estate Equities, Inc.	36
–	(h)	American Tower Corp.	24
1		BRE Properties, Inc.	54
–	(h)	Colonial Properties Trust	9
6		CubeSmart	72
4		DDR Corp.	62
1		DuPont Fabros Technology, Inc.	30
3		Education Realty Trust, Inc.	32
1		Equity Lifestyle Properties, Inc.	48
1		Equity Residential	38
4		Glimcher Realty Trust	41
1		HCP, Inc.	20
1		Highwoods Properties, Inc.	18
2		Liberty Property Trust	63
1		Macerich Co. (The)	39
–	(h)	Mack-Cali Realty Corp.	5
2		Pebblebrook Hotel Trust	41
1		Post Properties, Inc.	51
2		Senior Housing Properties Trust	46
1		Simon Property Group, Inc.	102
1		Ventas, Inc.	68
–	(h)	Vornado Realty Trust	32

			931

		Total Financials	2,938

		Health Care — 13.5%
		Biotechnology — 3.0%
–	(h)	Alexion Pharmaceuticals, Inc. (a)	19

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Biotechnology — Continued
1		Biogen Idec, Inc. (a)	155
2		Celgene Corp. (a)	151
–	(h)	Dendreon Corp. (a)	5
1		Vertex Pharmaceuticals, Inc. (a)	37

			367

		Health Care Equipment & Supplies — 1.9%
1		Becton, Dickinson & Co.	45
–	(h)	C.R. Bard, Inc.	2
3		Covidien plc, (Ireland)	178

			225

		Health Care Providers & Services — 2.5%
–	(h)	Express Scripts, Inc. (a)	25
1		Humana, Inc.	91
–	(h)	McKesson Corp.	43
2		UnitedHealth Group, Inc.	138

			297

		Pharmaceuticals — 6.1%
2		Abbott Laboratories	118
1		Allergan, Inc.	49
1		Johnson & Johnson	55
8		Merck & Co., Inc.	295
2		Mylan, Inc.	58
7		Pfizer, Inc.	152
–	(h)	Teva Pharmaceutical Industries Ltd., (Israel), ADR	11

			738

		Total Health Care	1,627

Industrials — 14.4%
		Aerospace & Defense — 2.7%
1		Honeywell International, Inc.	40
–	(h)	Huntington Ingalls Industries, Inc. (a)	—	(h)
–	(h)	Rockwell Collins, Inc.	2
3		United Technologies Corp.	284

			326

		Air Freight & Logistics — 0.2%
–	(h)	United Parcel Service, Inc., Class B	19

		Building Products — 0.2%
2		Masco Corp.	27

		Commercial Services & Supplies — 0.1%
1		Republic Services, Inc.	16

		Construction & Engineering — 1.2%
2		Fluor Corp.	137

		Electrical Equipment — 1.4%
3		Emerson Electric Co.	171

		Industrial Conglomerates — 3.3%
1		3M Co.	66
7		General Electric Co.	141
3		Tyco International Ltd., (Switzerland)	195

			402

		Machinery — 1.9%
4		PACCAR, Inc.	184
1		SPX Corp.	40

			224

		Road & Rail — 3.4%
8		CSX Corp.	172
1		Norfolk Southern Corp.	95
1		Union Pacific Corp.	147

			414

		Total Industrials	1,736

Information Technology — 24.7%
		Communications Equipment — 3.3%
10		Cisco Systems, Inc.	211
2		Juniper Networks, Inc. (a)	35
2		QUALCOMM, Inc.	148

			394

		Computers & Peripherals — 6.5%
1		Apple, Inc.	701
1		NetApp, Inc. (a)	36
1		SanDisk Corp. (a)	52

			789

		Electronic Equipment, Instruments & Components — 0.6%
2		Corning, Inc.	35
1		TE Connectivity Ltd., (Switzerland)	34

			69

		Internet Software & Services — 1.3%
2		eBay, Inc. (a)	72
–	(h)	Google, Inc., Class A (a)	74
1		Yahoo!, Inc. (a)	10

			156

		IT Services — 2.4%
1		Accenture plc, (Ireland), Class A	42
1		Cognizant Technology Solutions Corp., Class A (a)	91
2		Genpact Ltd., (Bermuda) (a)	30
–	(h)	International Business Machines Corp.	46

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		IT Services — Continued
–	(h)	MasterCard, Inc., Class A	81

			290

		Semiconductors & Semiconductor Equipment — 6.0%
5		Altera Corp.	205
1		Analog Devices, Inc.	52
2		Applied Materials, Inc.	20
–	(h)	Avago Technologies Ltd., (Singapore)	10
1		Broadcom Corp., Class A (a)	41
2		Freescale Semiconductor Holdings I Ltd. (a)	30
3		Lam Research Corp. (a)	142
2		Marvell Technology Group Ltd., (Bermuda) (a)	27
–	(h)	Micron Technology, Inc.	3
1		ON Semiconductor Corp. (a)	13
2		Texas Instruments, Inc.	75
3		Xilinx, Inc.	101

			719

		Software — 4.6%
1		Adobe Systems, Inc.	35
1		Citrix Systems, Inc. (a)	46
9		Microsoft Corp.	289
6		Oracle Corp.	168
–	(h)	VMware, Inc., Class A (a)	19

			557

		Total Information Technology	2,974

Materials — 7.0%
		Chemicals — 4.5%
3		Air Products & Chemicals, Inc.	247
4		E.I. du Pont de Nemours & Co.	223
1		Georgia Gulf Corp.	45
–	(h)	Monsanto Co.	27

			542

		Containers & Packaging — 0.5%
1		Crown Holdings, Inc.	41
1		Sealed Air Corp.	23

			64

		Metals & Mining — 2.0%
10		Alcoa, Inc.	102
2		Freeport-McMoRan Copper & Gold, Inc.	70
–	(h)	Newmont Mining Corp.	8
2		United States Steel Corp.	60

			240

		Total Materials	846

Telecommunication Services — 2.4%
		Diversified Telecommunication Services — 1.9%
2		AT&T, Inc.	75
4		Verizon Communications, Inc.	147

			222

		Wireless Telecommunication Services — 0.5%
22		Sprint Nextel Corp.	64

		Total Telecommunication Services	286

Utilities — 4.4%
		Electric Utilities — 2.8%
–	(h)	American Electric Power Co., Inc.	18
–	(h)	Exelon Corp.	15
1		FirstEnergy Corp.	34
1		NextEra Energy, Inc.	69
2		Northeast Utilities	57
6		NV Energy, Inc.	102
1		PPL Corp.	40

			335

		Gas Utilities — 0.1%
–	(h)	AGL Resources, Inc.	11

		Independent Power Producers & Energy Traders — 0.0% (g)
–	(h)	NRG Energy, Inc. (a)	2

		Multi-Utilities — 1.5%
1		DTE Energy Co.	59
3		PG&E Corp.	127

			186

		Total Utilities	534

		Total Common Stocks (Cost $14,056)	16,117

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.2%
25		U.S. Treasury Note, 0.625%, 06/30/12 (k) (Cost $25)	25

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.5%
		Investment Company — 1.5%
176		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $176)	176

		Total Investments — 135.3% (Cost $14,257)	16,318
		Liabilities in Excess of Other Assets — (35.3)%	(4,259)

		NET ASSETS — 100.0%	$12,059

Short Positions — 34.7%
Common Stocks — 34.7%
		Consumer Discretionary — 3.9%
		Auto Components — 0.2%
–	(h)	Autoliv, Inc., (Sweden)	18

		Automobiles — 0.2%
2		Ford Motor Co.	27

		Hotels, Restaurants & Leisure — 0.4%
1		Choice Hotels International, Inc.	48

		Household Durables — 0.2%
1		Toll Brothers, Inc. (a)	23

		Media — 2.7%
2		Gannett Co., Inc.	27
1		New York Times Co. (The), Class A	9
4		News Corp., Class B	89
1		Omnicom Group, Inc.	60
1		Scripps Networks Interactive, Inc., Class A	39
–	(h)	Viacom, Inc., Class B	23
–	(h)	Walt Disney Co. (The)	12
–	(h)	Washington Post Co. (The), Class B	71

			330

		Multiline Retail — 0.2%
1		J.C. Penney Co., Inc.	19

		Total Consumer Discretionary	465

		Consumer Staples — 3.2%
		Food Products — 1.4%
2		Hershey Co. (The)	147
–	(h)	Mead Johnson Nutrition Co.	26
–	(h)	Sara Lee Corp.	–	(h)

			173

		Household Products — 0.7%
2		Church & Dwight Co., Inc.	82

		Personal Products — 0.4%
1		Estee Lauder Cos., Inc. (The), Class A	44

		Tobacco — 0.7%
3		Altria Group, Inc.	80
–	(h)	Lorillard, Inc.	7

			87

		Total Consumer Staples	386

		Energy — 1.4%
		Energy Equipment & Services — 0.6%
–	(h)	Diamond Offshore Drilling, Inc.	22
1		Tenaris S.A., (Luxembourg), ADR	55

			77

		Oil, Gas & Consumable Fuels — 0.8%
1		Chesapeake Energy Corp.	12
1		Encana Corp., (Canada)	22
–	(h)	Newfield Exploration Co. (a)	10
1		Tesoro Corp. (a)	30
1		TransCanada Corp., (Canada)	23

			97

		Total Energy	174

		Financials — 9.9%
		Capital Markets — 0.3%
–	(h)	Federated Investors, Inc., Class B	4
–	(h)	Franklin Resources, Inc.	19
–	(h)	Northern Trust Corp.	10

			33

		Commercial Banks — 0.9%
–	(h)	Bank of Hawaii Corp.	22
–	(h)	Cullen/Frost Bankers, Inc.	22
–	(h)	PNC Financial Services Group, Inc.	13
1		UMB Financial Corp.	27
2		Valley National Bancorp	21

			105

		Insurance — 3.1%
1		American International Group, Inc.	27
1		Aon Corp. (United Kingdom) (a)	50
–	(h)	Arch Capital Group Ltd., (Bermuda) (a)	17
1		Assurant, Inc.	23
–	(h)	Chubb Corp. (The)	28
1		Fidelity National Financial, Inc., Class A	12
–	(h)	Lincoln National Corp.	12
1		Principal Financial Group, Inc.	20
3		Progressive Corp. (The)	59
–	(h)	RenaissanceRe Holdings Ltd., (Bermuda)	14

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
		Insurance — Continued
1		Torchmark Corp.	47
–	(h)	Travelers Cos., Inc. (The)	12
2		W.R. Berkley Corp.	55

			376

		Real Estate Investment Trusts (REITs) — 5.6%
1		American Campus Communities, Inc.	22
1		BioMed Realty Trust, Inc.	19
1		Digital Realty Trust, Inc.	46
2		Duke Realty Corp.	30
1		EastGroup Properties, Inc.	25
2		Equity One, Inc.	47
2		Extra Space Storage, Inc.	65
1		Federal Realty Investment Trust	91
4		General Growth Properties, Inc.	61
1		Health Care REIT, Inc.	27
1		National Retail Properties, Inc.	34
1		Realty Income Corp.	24
4		Strategic Hotels & Resorts, Inc. (a)	24
1		Taubman Centers, Inc.	42
2		Washington Real Estate Investment Trust	51
3		Weingarten Realty Investors	66

			674

		Total Financials	1,188

		Health Care — 2.6%
		Biotechnology — 0.0% (g)
–	(h)	Regeneron Pharmaceuticals, Inc. (a)	1

		Health Care Equipment & Supplies — 1.3%
–	(h)	Edwards Lifesciences Corp. (a)	10
–	(h)	Medtronic, Inc.	17
1		Stryker Corp.	45
–	(h)	Varian Medical Systems, Inc. (a)	27
1		Zimmer Holdings, Inc.	54

			153

		Health Care Providers & Services — 0.2%
1		Coventry Health Care, Inc.	26

		Life Sciences Tools & Services — 0.1%
–	(h)	Agilent Technologies, Inc.	6

		Pharmaceuticals — 1.0%
1		Eli Lilly & Co.	51
1		Forest Laboratories, Inc. (a)	24
1		Hospira, Inc. (a)	33
1		Warner Chilcott plc, (Ireland), Class A (a)	17

			125

		Total Health Care	311

		Industrials — 4.0%
		Aerospace & Defense — 1.5%
1		Boeing Co. (The)	38
1		Lockheed Martin Corp.	118
1		Raytheon Co.	29

			185

		Air Freight & Logistics — 0.3%
–	(h)	FedEx Corp.	30

		Electrical Equipment — 0.4%
1		Rockwell Automation, Inc.	51

		Machinery — 0.8%
–	(h)	Deere & Co.	24
1		Dover Corp.	63
–	(h)	Parker Hannifin Corp.	13

			100

		Road & Rail — 1.0%
4		Heartland Express, Inc.	52
2		Knight Transportation, Inc.	31
2		Werner Enterprises, Inc.	39

			122

		Total Industrials	488

		Information Technology — 5.0%
		Communications Equipment — 0.2%
1		JDS Uniphase Corp. (a)	12
–	(h)	Motorola Solutions, Inc.	14

			26

		IT Services — 0.1%
–	(h)	Paychex, Inc	–	(h)
1		SAIC, Inc.	12

			12

		Semiconductors & Semiconductor Equipment — 4.2%
3		Advanced Micro Devices, Inc. (a)	24
2		Cypress Semiconductor Corp. (a)	29
3		Intel Corp.	80
2		KLA-Tencor Corp.	88
4		Microchip Technology, Inc.	166
1		NVIDIA Corp. (a)	9
8		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	117

			513

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
		Software — 0.5%
3		Electronic Arts, Inc. (a)	55

		Total Information Technology	606

		Materials — 3.7%
		Chemicals — 1.9%
1		Dow Chemical Co. (The)	27
1		OM Group, Inc.	37
1		Praxair, Inc.	135
1		Valspar Corp.	26

			225

		Metals & Mining — 1.8%
1		AK Steel Holding Corp.	4
1		Cliffs Natural Resources, Inc.	95
2		Nucor Corp.	79
2		Vale S.A., (Brazil), ADR	44

			222

		Total Materials	447

		Utilities — 1.0%
		Electric Utilities — 0.1%
–	(h)	Entergy Corp.	14

		Gas Utilities — 0.1%
–	(h)	National Fuel Gas Co.	16

		Multi-Utilities — 0.8%
1		Consolidated Edison, Inc.	33
2		Wisconsin Energy Corp.	61

			94

		Total Utilities	124

		Total Short Positions (Proceeds $3,783)	$4,189

Percentages indicated are based on net assets.

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	E-mini S&P 500	06/15/12	$210	$9

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR  —  American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(j)	All or a portion of these securities are segregated for short sales.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,495
Aggregate gross unrealized depreciation	(434)

Net unrealized appreciation/depreciation	$2,061

Federal income tax cost of investments	$14,257

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$16,282	$36	$—	$16,318
Total Liabilities (b)	$(3,973)	$(216)	$—	$(4,189)
Appreciation in Other Financial Instruments
Futures Contracts	$9	$—	$—	$9

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of an ADR, the reported value of which is an evaluated price and a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
(b)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.2%
Consumer Discretionary — 15.8%
		Auto Components — 0.7%
6		Dana Holding Corp.	87
43		Spartan Motors, Inc.	225
9		Superior Industries International, Inc.	174

			486

		Diversified Consumer Services — 0.7%
6		Coinstar, Inc. (a)	369
7		Regis Corp.	125
3		School Specialty, Inc. (a)	12

			506

		Hotels, Restaurants & Leisure — 3.5%
18		Ameristar Casinos, Inc.	341
2		Biglari Holdings, Inc. (a)	725
–	(h)	DineEquity, Inc. (a)	15
7		Interval Leisure Group, Inc.	118
9		Monarch Casino & Resort, Inc. (a)	93
16		Multimedia Games Holding Co., Inc. (a)	171
8		PF Chang’s China Bistro, Inc.	316
7		Red Robin Gourmet Burgers, Inc. (a)	245
26		Town Sports International Holdings, Inc. (a)	326

			2,350

		Household Durables — 2.3%
22		American Greetings Corp., Class A (c)	333
7		Blyth, Inc.	531
6		CSS Industries, Inc.	109
18		Leggett & Platt, Inc.	412
14		Lifetime Brands, Inc.	161

			1,546

		Internet & Catalog Retail — 0.3%
18		PetMed Express, Inc.	219

		Leisure Equipment & Products — 1.7%
6		Arctic Cat, Inc. (a)	265
10		Brunswick Corp.	265
35		JAKKS Pacific, Inc.	618

			1,148

		Media — 2.1%
16		Entercom Communications Corp., Class A (a)	104
2		Fisher Communications, Inc. (a)	46
14		Global Sources Ltd., (Bermuda) (a)	86
9		Journal Communications, Inc., Class A (a)	53
18		Nexstar Broadcasting Group, Inc., Class A (a)	152
11		Outdoor Channel Holdings, Inc.	82
14		Scholastic Corp.	508
39		Sinclair Broadcast Group, Inc., Class A	430

			1,461

		Multiline Retail — 1.0%
2		Bon-Ton Stores, Inc. (The)	21
10		Dillard’s, Inc., Class A	637

			658

		Specialty Retail — 2.3%
18		Barnes & Noble, Inc. (a)	241
7		Build-A-Bear Workshop, Inc. (a)	39
226		Coldwater Creek, Inc. (a)	262
34		Conn’s, Inc. (a)	525
11		Finish Line, Inc. (The), Class A	242
5		Francesca’s Holdings Corp. (a)	155
1		Rent-A-Center, Inc.	53
2		Teavana Holdings, Inc. (a)	39

			1,556

		Textiles, Apparel & Luxury Goods — 1.2%
37		Liz Claiborne, Inc. (a) (c)	490
7		Oxford Industries, Inc.	336

			826

		Total Consumer Discretionary	10,756

Consumer Staples — 3.7%
		Beverages — 0.2%
35		Central European Distribution Corp., (Poland) (a)	177

		Food & Staples Retailing — 1.0%
1		Arden Group, Inc., Class A	100
322		Rite Aid Corp. (a)	560

			660

		Food Products — 0.8%
7		B&G Foods, Inc.	157
15		Dole Food Co., Inc. (a)	153
42		Smart Balance, Inc. (a)	275

			585

		Personal Products — 0.6%
1		Herbalife Ltd., (Cayman Islands)	48
12		Prestige Brands Holdings, Inc. (a)	206
4		USANA Health Sciences, Inc. (a)	146

			400

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Tobacco — 1.1%
16		Universal Corp.	722

		Total Consumer Staples	2,544

Energy — 5.6%
		Energy Equipment & Services — 1.3%
85		Cal Dive International, Inc. (a)	279
4		Dresser-Rand Group, Inc. (a)	176
9		Geokinetics, Inc. (a)	16
2		Gulf Island Fabrication, Inc.	56
1		Helix Energy Solutions Group, Inc. (a)	12
10		Hercules Offshore, Inc. (a)	48
6		ION Geophysical Corp. (a)	39
1		Parker Drilling Co. (a)	8
4		Patterson-UTI Energy, Inc.	66
8		Pioneer Drilling Co. (a)	71
5		Superior Energy Services, Inc. (a)	132

			903

		Oil, Gas & Consumable Fuels — 4.3%
3		Alon USA Energy, Inc.	26
2		Bonanza Creek Energy, Inc. (a)	50
1		Clayton Williams Energy, Inc. (a)	71
15		Cloud Peak Energy, Inc. (a)	241
1		Contango Oil & Gas Co. (a)	77
6		CVR Energy, Inc. (a)	150
18		Delek U.S. Holdings, Inc.	281
26		Energy Partners Ltd. (a)	432
–	(h)	Isramco, Inc. (a)	19
3		McMoRan Exploration Co. (a)	31
1		Panhandle Oil and Gas, Inc., Class A	26
23		Petroquest Energy, Inc. (a)	138
8		Renewable Energy Group, Inc. (a)	83
2		Solazyme, Inc. (a)	29
8		Stone Energy Corp. (a)	240
5		Swift Energy Co. (a)	134
29		VAALCO Energy, Inc. (a)	275
28		W&T Offshore, Inc.	588
2		Western Refining, Inc.	38
1		Westmoreland Coal Co. (a)	7

			2,936

		Total Energy	3,839

Financials — 21.2%
		Capital Markets — 1.3%
4		Affiliated Managers Group, Inc. (a)	425
5		Federated Investors, Inc., Class B	103
28		Investment Technology Group, Inc. (a)	332
1		Janus Capital Group, Inc.	8

			868

		Commercial Banks — 5.4%
4		1st Source Corp.	93
8		BancFirst Corp.	366
18		BancorpSouth, Inc.	244
4		Banner Corp.	84
6		BBCN Bancorp, Inc. (a)	67
7		Cathay General Bancorp	122
3		Chemical Financial Corp.	61
1		Citizens & Northern Corp.	18
8		City Holding Co. (c)	292
6		CoBiz Financial, Inc.	40
8		Financial Institutions, Inc.	121
51		First Commonwealth Financial Corp.	310
6		First Financial Bancorp	102
4		First Interstate Bancsystem, Inc.	51
2		First Merchants Corp.	25
12		FNB Corp.	143
4		Heartland Financial USA, Inc.	66
5		MainSource Financial Group, Inc.	55
14		Oriental Financial Group, Inc.	174
5		PacWest Bancorp	126
4		Sierra Bancorp	40
5		Simmons First National Corp., Class A	129
19		Southwest Bancorp, Inc. (a)	176
2		StellarOne Corp.	24
11		Suffolk Bancorp (a)	139
11		Susquehanna Bancshares, Inc.	111
2		SVB Financial Group (a) (c)	122
18		TCF Financial Corp. (c)	218
2		UMB Financial Corp.	103
5		West Bancorp, Inc.	52
12		Wilshire Bancorp, Inc. (a)	57

			3,731

		Consumer Finance — 2.0%
8		Advance America Cash Advance Centers, Inc.	85
4		Credit Acceptance Corp. (a)	364
23		DFC Global Corp. (a)	438
8		World Acceptance Corp. (a)	459

			1,346

		Diversified Financial Services — 0.4%
7		Marlin Business Services Corp.	104

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Diversified Financial Services — Continued
11	PHH Corp. (a)	176

		280

	Insurance — 2.4%
23	American Equity Investment Life Holding Co.	294
2	Aspen Insurance Holdings Ltd., (Bermuda)	53
3	Axis Capital Holdings Ltd., (Bermuda)	96
33	CNO Financial Group, Inc. (a)	254
1	Delphi Financial Group, Inc., Class A	40
6	Meadowbrook Insurance Group, Inc.	56
3	Navigators Group, Inc. (The) (a)	156
8	Platinum Underwriters Holdings Ltd., (Bermuda)	277
3	ProAssurance Corp.	291
13	Symetra Financial Corp.	148

		1,665

	Real Estate Investment Trusts (REITs) — 8.7%
3	Agree Realty Corp.	74
33	Anworth Mortgage Asset Corp.	214
8	Ashford Hospitality Trust, Inc.	68
1	Associated Estates Realty Corp.	23
4	BioMed Realty Trust, Inc.	72
37	Capstead Mortgage Corp.	486
8	CBL & Associates Properties, Inc.	157
2	Colonial Properties Trust	43
26	Coresite Realty Corp.	604
18	DCT Industrial Trust, Inc. (c)	106
9	DiamondRock Hospitality Co.	95
4	EastGroup Properties, Inc.	191
8	Education Realty Trust, Inc.	88
1	Equity Lifestyle Properties, Inc.	98
3	First Industrial Realty Trust, Inc. (a)	36
5	Home Properties, Inc.	281
8	Hospitality Properties Trust	222
13	Lexington Realty Trust	120
14	LTC Properties, Inc.	451
19	MFA Financial, Inc.	140
1	Mid-America Apartment Communities, Inc.	60
13	Mission West Properties, Inc.	129
14	MPG Office Trust, Inc. (a)	32
3	National Retail Properties, Inc.	79
11	Pennsylvania Real Estate Investment Trust	163
5	Post Properties, Inc.	211
13	Potlatch Corp.	411
9	PS Business Parks, Inc.	570
21	RAIT Financial Trust	104
16	Ramco-Gershenson Properties Trust	196
6	Saul Centers, Inc.	226
2	Taubman Centers, Inc.	175

		5,925

	Thrifts & Mortgage Finance — 1.0%
6	Astoria Financial Corp.	56
1	BankFinancial Corp.	9
5	Beneficial Mutual Bancorp, Inc. (a)	47
1	Capitol Federal Financial, Inc.	17
6	OceanFirst Financial Corp.	80
29	Ocwen Financial Corp. (a)	455

		664

	Total Financials	14,479

Health Care — 12.2%
	Biotechnology — 3.7%
19	Achillion Pharmaceuticals, Inc. (a)	181
7	Acorda Therapeutics, Inc. (a)	181
18	Anthera Pharmaceuticals, Inc. (a)	40
22	Ariad Pharmaceuticals, Inc. (a)	356
23	ArQule, Inc. (a)	158
9	AVEO Pharmaceuticals, Inc. (a)	110
30	BioCryst Pharmaceuticals, Inc. (a) (c)	142
26	Chelsea Therapeutics International Ltd. (a)	67
46	Dynavax Technologies Corp. (a)	232
9	InterMune, Inc. (a)	128
47	Keryx Biopharmaceuticals, Inc. (a)	235
7	Onyx Pharmaceuticals, Inc. (a)	256
90	Orexigen Therapeutics, Inc. (a)	370
39	Savient Pharmaceuticals, Inc. (a)	84

		2,540

	Health Care Equipment & Supplies — 2.9%
24	Accuray, Inc. (a) (m)	166
3	AngioDynamics, Inc. (a)	38
15	CONMED Corp.	439
24	Greatbatch, Inc. (a)	598
18	Invacare Corp.	292
126	RTI Biologics, Inc. (a)	467

		2,000

	Health Care Providers & Services — 2.5%
31	Alliance HealthCare Services, Inc. (a)	47
1	AMERIGROUP Corp. (a)	94

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
31	CardioNet, Inc. (a)	95
48	Cross Country Healthcare, Inc. (a)	238
7	Gentiva Health Services, Inc. (a)	60
2	Magellan Health Services, Inc. (a)	117
4	Molina Healthcare, Inc. (a)	124
33	Skilled Healthcare Group, Inc., Class A (a)	252
3	Team Health Holdings, Inc. (a)	56
8	WellCare Health Plans, Inc. (a)	604

		1,687

	Health Care Technology — 0.2%
12	MedAssets, Inc. (a)	155

	Life Sciences Tools & Services — 0.9%
60	Affymetrix, Inc. (a)	255
1	Mettler-Toledo International, Inc. (a)	111
60	Pacific Biosciences of California, Inc. (a)	203

		569

	Pharmaceuticals — 2.0%
16	Alimera Sciences, Inc. (a)	55
38	Endocyte, Inc. (a)	187
10	MAP Pharmaceuticals, Inc. (a)	139
11	Medicis Pharmaceutical Corp., Class A	399
28	Nektar Therapeutics (a)	219
12	ViroPharma, Inc. (a)	364

		1,363

	Total Health Care	8,314

Industrials — 13.6%
	Aerospace & Defense — 1.3%
14	Cubic Corp.	652
37	GenCorp, Inc. (a) (c)	262

		914

	Air Freight & Logistics — 0.3%
27	Pacer International, Inc. (a)	170
2	Park-Ohio Holdings Corp. (a)	40

		210

	Airlines — 0.2%
30	Hawaiian Holdings, Inc. (a)	158

	Building Products — 0.6%
25	Gibraltar Industries, Inc. (a)	385

	Commercial Services & Supplies — 2.6%
26	ACCO Brands Corp. (a) (m)	320
28	American Reprographics Co. (a)	151
9	Deluxe Corp.	208
18	EnergySolutions, Inc. (a)	87
4	G&K Services, Inc., Class A	130
12	Intersections, Inc.	156
31	Knoll, Inc.	518
2	Portfolio Recovery Associates, Inc. (a)	136
2	Standard Parking Corp. (a)	47
4	Steelcase, Inc., Class A	34

		1,787

	Construction & Engineering — 0.9%
6	Argan, Inc.	90
18	EMCOR Group, Inc.	507

		597

	Electrical Equipment — 0.5%
5	Acuity Brands, Inc.	327

	Industrial Conglomerates — 0.4%
6	Standex International Corp.	251

	Machinery — 3.8%
1	Ampco-Pittsburgh Corp.	18
1	Cascade Corp.	65
16	Douglas Dynamics, Inc.	213
10	Hurco Cos., Inc. (a)	288
1	Kadant, Inc. (a)	33
8	Mueller Industries, Inc.	382
1	NACCO Industries, Inc., Class A	105
9	Nordson Corp.	474
1	Proto Labs, Inc. (a)	31
4	Rexnord Corp. (a)	87
15	Sauer-Danfoss, Inc.	710
8	Trimas Corp. (a)	181

		2,587

	Professional Services — 0.4%
14	Barrett Business Services, Inc.	278

	Road & Rail — 1.5%
6	Arkansas Best Corp.	107
2	Celadon Group, Inc.	36
4	Con-way, Inc.	124
8	Heartland Express, Inc.	120
14	RailAmerica, Inc. (a)	309
20	Saia, Inc. (a)	332

		1,028

	Trading Companies & Distributors — 0.8%
8	Aircastle Ltd.	102

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Trading Companies & Distributors — Continued
6		Applied Industrial Technologies, Inc.	251
–	(h)	Interline Brands, Inc. (a)	6
5		TAL International Group, Inc.	169

			528

		Transportation Infrastructure — 0.3%
12		Wesco Aircraft Holdings, Inc. (a)	193

		Total Industrials	9,243

Information Technology — 15.2%
		Communications Equipment — 1.7%
6		Arris Group, Inc. (a)	68
8		Black Box Corp.	206
6		Comtech Telecommunications Corp.	199
10		InterDigital, Inc. (c)	362
11		Oplink Communications, Inc. (a)	183
3		Plantronics, Inc.	133

			1,151

		Computers & Peripherals — 0.5%
3		Dot Hill Systems Corp. (a)	4
5		Electronics for Imaging, Inc. (a)	87
4		Fusion-io, Inc. (a)	108
12		Imation Corp. (a)	74
4		Xyratex Ltd., (United Kingdom)	57

			330

		Electronic Equipment, Instruments & Components — 1.7%
4		Agilysys, Inc. (a)	37
34		Brightpoint, Inc. (a)	273
15		Checkpoint Systems, Inc. (a)	165
8		Coherent, Inc. (a)	472
2		M/A-COM Technology Solutions Holdings, Inc. (a)	33
4		Newport Corp. (a)	67
2		Richardson Electronics Ltd.	28
8		Vishay Intertechnology, Inc. (a)	101

			1,176

		Internet Software & Services — 0.9%
1		Ancestry.com, Inc. (a)	32
3		Bazaarvoice, Inc. (a)	66
2		Demand Media, Inc. (a)	14
2		Demandware, Inc. (a)	68
2		ExactTarget, Inc. (a)	55
3		InfoSpace, Inc. (a)	36
1		Millennial Media, Inc. (a)	26
6		Move, Inc. (a)	54
4		OpenTable, Inc. (a)	166
13		QuinStreet, Inc. (a)	136

			653

		IT Services — 1.6%
8		CACI International, Inc., Class A (a)	517
5		CSG Systems International, Inc. (a)	70
3		Heartland Payment Systems, Inc.	95
1		TNS, Inc. (a)	20
4		Unisys Corp. (a)	77
5		Vantiv, Inc., Class A (a)	88
4		VeriFone Systems, Inc. (a)	227

			1,094

		Semiconductors & Semiconductor Equipment — 3.8%
3		ATMI, Inc. (a) (m)	77
6		Brooks Automation, Inc.	73
6		Cirrus Logic, Inc. (a)	145
4		Cymer, Inc. (a)	210
3		DSP Group, Inc. (a)	23
23		GT Advanced Technologies, Inc. (a)	192
7		Integrated Device Technology, Inc. (a)	46
10		Intermolecular, Inc. (a)	62
7		Kulicke & Soffa Industries, Inc. (a)	81
11		Lattice Semiconductor Corp. (a)	69
60		LSI Corp. (a)	520
56		LTX-Credence Corp. (a)	404
28		Micrel, Inc.	286
2		Novellus Systems, Inc. (a)	95
19		RF Micro Devices, Inc. (a)	97
8		Rudolph Technologies, Inc. (a)	83
4		Semtech Corp. (a)	119

			2,582

		Software — 5.0%
25		Aspen Technology, Inc. (a)	517
4		EPIQ Systems, Inc.	53
4		Fair Isaac Corp.	167
2		Guidewire Software, Inc. (a)	46
1		Imperva, Inc. (a)	27
4		JDA Software Group, Inc. (a)	97
17		Manhattan Associates, Inc. (a)	789
2		MicroStrategy, Inc., Class A (a)	336
35		Monotype Imaging Holdings, Inc. (a)	528
2		Quest Software, Inc. (a)	47
31		TeleNav, Inc. (a)	215
211		THQ, Inc. (a)	118

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Software — Continued
6	TIBCO Software, Inc. (a)	171
14	Websense, Inc. (a)	291

		3,402

	Total Information Technology	10,388

Materials — 5.0%
	Chemicals — 2.1%
10	Georgia Gulf Corp. (a)	335
3	Innophos Holdings, Inc.	160
11	Minerals Technologies, Inc.	739
8	Tredegar Corp.	165

		1,399

	Containers & Packaging — 0.6%
14	Graphic Packaging Holding Co. (a)	80
21	Myers Industries, Inc.	314

		394

	Metals & Mining — 1.4%
6	Coeur d’Alene Mines Corp. (a)	147
15	Hecla Mining Co.	69
14	U.S. Silica Holdings, Inc. (a)	293
22	Worthington Industries, Inc.	428

		937

	Paper & Forest Products — 0.9%
5	Buckeye Technologies, Inc.	177
2	Domtar Corp., (Canada)	181
7	Neenah Paper, Inc.	196
6	PH Glatfelter Co.	90

		644

	Total Materials	3,374

Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.7%
36	Cincinnati Bell, Inc. (a)	146
15	Consolidated Communications Holdings, Inc.	296

		442

	Wireless Telecommunication Services — 0.0% (g)
1	USA Mobility, Inc.	8

	Total Telecommunication Services	450

Utilities — 3.2%
	Electric Utilities — 1.0%
8	El Paso Electric Co.	273
12	Portland General Electric Co.	300
4	UniSource Energy Corp.	139

		712

	Gas Utilities — 1.1%
5	AGL Resources, Inc. (m)	198
3	Laclede Group, Inc. (The)	121
2	New Jersey Resources Corp.	102
5	Piedmont Natural Gas Co., Inc.	162
4	Southwest Gas Corp.	162

		745

	Multi-Utilities — 1.1%
1	CH Energy Group, Inc.	93
18	NorthWestern Corp.	635

		728

	Total Utilities	2,185

	Total Common Stocks (Cost $51,461)	65,572

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
	225 U.S. Treasury Note, 0.500%, 11/30/12 (k) (Cost $226)	226

SHARES
Short-Term Investment — 2.6%
	Investment Company — 2.6%
1,768	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $1,768)	1,768

Investment of Cash Collateral for Securities on Loan — 1.7%
	Investment Company — 1.7%
1,156	JPMorgan Prime Money Market Fund, Capital Shares, 0.220% (b) (l) (Cost $1,156)	1,156

	Total Investments — 100.8% (Cost $54,611)	68,722
	Liabilities in Excess of Other Assets — (0.8)%	(556)

	NET ASSETS — 100.0%	$68,166

Percentages indicated are based on net assets.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

			NOTIONAL	UNREALIZED
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT 03/31/12	APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
25	E-mini Russell 2000	06/15/12	$2,069	$21

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1% .
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,689
Aggregate gross unrealized depreciation	(2,578)

Net unrealized appreciation/depreciation	$14,111

Federal income tax cost of investments	$54,611

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$68,496	$226	$—	$68,722
Appreciation in Other Financial Instruments
Futures Contracts	$21	$—	$—	$21

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 93.8%
Consumer Discretionary — 11.7%
	Distributors — 0.8%
136	Genuine Parts Co.	8,515

	Hotels, Restaurants & Leisure — 1.9%
303	Marriott International, Inc., Class A	11,469
62	McDonald’s Corp.	6,082
208	Monarch Casino & Resort, Inc. (a)	2,144

		19,695

	Internet & Catalog Retail — 0.5%
145	Expedia, Inc.	4,849

	Media — 3.3%
558	Belo Corp., Class A	4,002
207	CBS Corp. (Non-Voting), Class B	7,019
307	Clear Channel Outdoor Holdings, Inc., Class A (a)	2,448
470	Entercom Communications Corp., Class A (a)	3,048
305	Gannett Co., Inc.	4,679
70	Time Warner Cable, Inc.	5,705
82	Time Warner, Inc.	3,080
10	Washington Post Co. (The), Class B	3,848

		33,829

	Multiline Retail — 1.2%
250	Kohl’s Corp.	12,508

	Specialty Retail — 4.0%
30	AutoZone, Inc. (a)	10,968
109	Bed Bath & Beyond, Inc. (a)	7,169
236	Home Depot, Inc. (The)	11,848
144	TJX Cos., Inc.	5,702
135	Williams-Sonoma, Inc.	5,060

		40,747

	Total Consumer Discretionary	120,143

Consumer Staples — 5.1%
	Beverages — 0.8%
23	Beam, Inc.	1,341
70	Diageo plc, (United Kingdom), ADR	6,755

		8,096

	Food & Staples Retailing — 1.5%
270	Walgreen Co.	9,042
104	Wal-Mart Stores, Inc.	6,359

		15,401

	Food Products — 0.3%
43	JM Smucker Co. (The)	3,507

	Household Products — 2.5%
373	Procter & Gamble Co. (The)	25,042

	Total Consumer Staples	52,046

Energy — 11.1%
	Oil, Gas & Consumable Fuels — 11.1%
188	ConocoPhillips	14,275
380	Devon Energy Corp.	27,018
270	Energen Corp.	13,270
282	Exxon Mobil Corp.	24,467
267	NuStar GP Holdings LLC	9,233
134	QEP Resources, Inc.	4,087
165	Southwestern Energy Co. (a)	5,049
332	Teekay Corp., (Bermuda)	11,527
159	Williams Cos., Inc. (The)	4,902

	Total Energy	113,828

Financials — 32.7%
	Capital Markets — 5.0%
326	Ameriprise Financial, Inc.	18,607
744	Charles Schwab Corp. (The)	10,686
23	Goldman Sachs Group, Inc. (The)	2,910
386	Invesco Ltd.	10,295
180	Legg Mason, Inc.	5,027
73	W.P. Carey & Co. LLC	3,406

		50,931

	Commercial Banks — 8.5%
118	City National Corp.	6,171
50	Cullen/Frost Bankers, Inc.	2,904
139	M&T Bank Corp.	12,050
315	SunTrust Banks, Inc.	7,618
441	U.S. Bancorp	13,980
1,304	Wells Fargo & Co.	44,529

		87,252

	Consumer Finance — 1.5%
281	Capital One Financial Corp.	15,669

	Diversified Financial Services — 2.1%
855	Bank of America Corp.	8,183
370	Citigroup, Inc.	13,536

		21,719

	Insurance — 11.5%
39	Alleghany Corp. (a)	12,835
76	Allied World Assurance Co. Holdings AG, (Switzerland)	5,226
483	American International Group, Inc. (a)	14,903
– (h)	Berkshire Hathaway, Inc., Class A (a)	14,506

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Insurance — Continued
131	Endurance Specialty Holdings Ltd., (Bermuda)	5,327
632	Loews Corp.	25,186
448	Old Republic International Corp.	4,722
191	OneBeacon Insurance Group Ltd., Class A	2,936
180	Prudential Financial, Inc.	11,410
193	Travelers Cos., Inc. (The)	11,420
105	Unum Group	2,570
183	W.R. Berkley Corp.	6,617

		117,658

	Real Estate Investment Trusts (REITs) — 2.3%
143	Agree Realty Corp.	3,222
600	Cousins Properties, Inc.	4,549
320	CreXus Investment Corp.	3,309
497	Excel Trust, Inc.	6,003
68	National Health Investors, Inc.	3,324
70	Rayonier, Inc.	3,086

		23,493

	Real Estate Management & Development — 0.9%
276	Brookfield Asset Management, Inc., (Canada), Class A	8,710

	Thrifts & Mortgage Finance — 0.9%
223	Capitol Federal Financial, Inc.	2,646
481	People’s United Financial, Inc.	6,364

		9,010

	Total Financials	334,442

Health Care — 9.9%
	Health Care Providers & Services — 3.4%
51	Humana, Inc.	4,679
383	Lincare Holdings, Inc.	9,919
115	McKesson Corp.	10,094
223	National Healthcare Corp.	10,161

		34,853

	Pharmaceuticals — 6.5%
147	Bristol-Myers Squibb Co.	4,944
261	Johnson & Johnson	17,209
393	Merck & Co., Inc.	15,091
1,007	Pfizer, Inc.	22,810
112	Valeant Pharmaceuticals International, Inc., (Canada) (a)	6,013

		66,067

	Total Health Care	100,920

Industrials — 4.6%
	Commercial Services & Supplies — 0.5%
156	Republic Services, Inc.	4,773

	Electrical Equipment — 0.8%
165	Emerson Electric Co.	8,610

	Industrial Conglomerates — 1.2%
234	Carlisle Cos., Inc.	11,696

	Machinery — 1.0%
176	Illinois Tool Works, Inc.	10,070

	Professional Services — 0.8%
194	Equifax, Inc.	8,569

	Trading Companies & Distributors — 0.3%
132	Air Lease Corp. (a)	3,170

	Total Industrials	46,888

Information Technology — 2.7%
	Communications Equipment — 0.5%
240	Cisco Systems, Inc.	5,076

	Semiconductors & Semiconductor Equipment — 1.0%
130	Analog Devices, Inc.	5,252
181	Intel Corp.	5,088

		10,340

	Software — 1.2%
373	Microsoft Corp.	12,026

	Total Information Technology	27,442

Materials — 4.6%
	Chemicals — 2.0%
183	Albemarle Corp.	11,704
76	Sherwin-Williams Co. (The)	8,259

		19,963

	Construction Materials — 0.6%
76	Martin Marietta Materials, Inc.	6,465

	Containers & Packaging — 0.9%
132	Rock-Tenn Co., Class A	8,911

	Metals & Mining — 0.2%
84	US Silica Holdings, Inc. (a)	1,752

	Paper & Forest Products — 0.9%
307	MeadWestvaco Corp.	9,686

	Total Materials	46,777

Telecommunication Services — 3.7%
	Diversified Telecommunication Services — 2.7%
778	AT&T, Inc.	24,303

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Diversified Telecommunication Services — Continued
86	CenturyLink, Inc.	3,324

		27,627

	Wireless Telecommunication Services — 1.0%
121	Telephone & Data Systems, Inc.	2,799
279	Vodafone Group plc, (United Kingdom), ADR	7,712

		10,511

	Total Telecommunication Services	38,138

Utilities — 7.7%
	Electric Utilities — 4.4%
186	NextEra Energy, Inc.	11,373
296	Northeast Utilities	10,984
191	Progress Energy, Inc.	10,165
283	Southern Co. (The)	12,697

		45,219

	Gas Utilities — 1.2%
100	Atmos Energy Corp.	3,146
113	ONEOK, Inc.	9,211

		12,357

	Multi-Utilities — 2.1%
227	PG&E Corp.	9,846
196	Sempra Energy	11,776

		21,622

	Total Utilities	79,198

	Total Common Stocks (Cost $791,440)	959,822

	Investment Company — 0.7%
375	Cohen & Steers Infrastructure Fund, Inc. (Cost $5,120)	6,598

Short-Term Investment — 6.7%
	Investment Company — 6.7%
68,502	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (m) (Cost $68,502)	68,502

	Total Investments — 101.2% (Cost $865,062)	1,034,922
	Liabilities in Excess of Other Assets — (1.2)%	(12,133)

	NET ASSETS — 100.0%	$1,022,789

Percentages indicated are based on net assets.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of March 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$172,584
Aggregate gross unrealized depreciation	(2,724)

Net unrealized appreciation/depreciation	$169,860

Federal income tax cost of investments	$865,062

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	1,020,455	14,467	—	1,034,922

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the reported values of which are an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 29, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 29, 2012